       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON April 22, 2008


                                                     Registration Nos. 333-51676
                                                                       811-08828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               -----------------

                                    FORM N-4

                               -----------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]


                         POST-EFFECTIVE AMENDMENT NO. 18                   [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                AMENDMENT NO. 45                           [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                        Boston, Massachusetts 02116-3700


                                    COPY TO:
                            Stephen E. Roth, Esquire
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on (date) pursuant to paragraph (b) of Rule 485



[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts




================================================================================

                         AMERICAN FORERUNNER SERIES(R)
             Individual Flexible Premium Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of             Annuity Administrative Office:
       New England Life Insurance Company                            P.O. Box 14594
              501 Boylston Street                              Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.


AMERICAN FUNDS INSURANCE SERIES(R)



American Funds Bond Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


American Funds Growth-Income Fund



MET INVESTORS SERIES TRUST



BlackRock Large Cap Core Portfolio


Clarion Global Real Estate Portfolio


Harris Oakmark International Portfolio


Janus Forty Portfolio


Lazard Mid Cap Portfolio


Legg Mason Partners Aggressive Growth Portfolio


Legg Mason Value Equity Portfolio


Lord Abbett Bond Debenture Portfolio


Met/AIM Small Cap Growth Portfolio


Met/Franklin Income Portfolio


Met/Franklin Mutual Shares Portfolio


Met/Templeton Growth Portfolio


MFS(R) Research International Portfolio


Oppenheimer Capital Appreciation Portfolio


PIMCO Inflation Protected Bond Portfolio


PIMCO Total Return Portfolio


RCM Technology Portfolio


T. Rowe Price Mid Cap Growth Portfolio



MET INVESTORS SERIES TRUST -- ASSET


  ALLOCATION PORTFOLIOS



American Funds Balanced Allocation Portfolio


American Funds Growth Allocation Portfolio


American Funds Moderate Allocation Portfolio



Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST -- EXCHANGE


  TRADED FUND ("ETF") PORTFOLIOS



Cyclical Growth and Income ETF Portfolio


Cyclical Growth ETF Portfolio


METROPOLITAN FUND



BlackRock Aggressive Growth Portfolio


BlackRock Bond Income Portfolio


BlackRock Diversified Portfolio


BlackRock Large Cap Value Portfolio


BlackRock Legacy Large Cap Growth Portfolio


BlackRock Money Market Portfolio


BlackRock Strategic Value Portfolio


Davis Venture Value Portfolio


FI Large Cap Portfolio


FI Mid Cap Opportunities Portfolio


FI Value Leaders Portfolio


Franklin Templeton Small Cap Growth Portfolio


Harris Oakmark Focused Value Portfolio


Jennison Growth Portfolio


Julius Baer International Stock Portfolio


Lehman Brothers(R) Aggregate Bond Index Portfolio


Loomis Sayles Small Cap Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio


MFS(R) Total Return Portfolio


MFS(R) Value Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Neuberger Berman Mid Cap Value Portfolio


Oppenheimer Global Equity Portfolio


Russell 2000(R) Index Portfolio


T. Rowe Price Large Cap Growth Portfolio


T. Rowe Price Small Cap Growth Portfolio


Western Asset Management Strategic Bond


  Opportunities Portfolio


Western Asset Management U.S. Government Portfolio



METROPOLITAN FUND -- ASSET ALLOCATION


  PORTFOLIOS



MetLife Conservative Allocation Portfolio


MetLife Conservative to Moderate Allocation Portfolio


MetLife Moderate Allocation Portfolio


MetLife Moderate to Aggressive Allocation Portfolio


MetLife Aggressive Allocation Portfolio


     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.


                                 APRIL 28, 2008

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     -- Standard Class,

     -- B Plus Class,

     -- C Class,

     -- L Class, and

     -- P Class.

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 28, 2008. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-146 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                 APRIL 28, 2008

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........        A-5
HIGHLIGHTS..................................................        A-6
FEE TABLE...................................................       A-12
HOW THE CONTRACT WORKS......................................       A-21
THE COMPANY.................................................       A-22
THE VARIABLE ACCOUNT........................................       A-22
INVESTMENTS OF THE VARIABLE ACCOUNT.........................       A-22
  Investment Advice.........................................       A-28
  Certain Payments We Receive with Regard to the Eligible
     Funds..................................................       A-30
  Share Classes of the Eligible Funds.......................       A-31
  Substitution of Investments...............................       A-31
THE FIXED ACCOUNT...........................................       A-31
THE CONTRACTS...............................................       A-32
  Standard Class............................................       A-32
  B Plus Class..............................................       A-32
  C Class...................................................       A-32
  L Class...................................................       A-33
  P Class...................................................       A-33
  Purchase Payments.........................................       A-33
  Ten Day Right to Review...................................       A-34
  Allocation of Purchase Payments...........................       A-34
  Contract Value and Accumulation Unit Value................       A-36
  Payment on Death Prior to Annuitization...................       A-36
  Standard Death Benefit....................................       A-37
  Annual Step-Up Death Benefit..............................       A-37
  Greater of Annual Step-Up or 5% Annual Increase Death
     Benefit................................................       A-37
  Earnings Preservation Benefit Rider.......................       A-40
  Options for Death Proceeds................................       A-41
  Transfer Privilege........................................       A-43
  Dollar Cost Averaging.....................................       A-46
  Asset Rebalancing.........................................       A-47
  Withdrawals...............................................       A-47
  Systematic Withdrawals....................................       A-48
  Suspension of Payments....................................       A-49
  Inactive Contracts........................................       A-49
  Ownership Rights..........................................       A-49
  Requests and Elections....................................       A-50
  Confirming Transactions...................................       A-51
  State Variations..........................................       A-51
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
  DEDUCTIONS................................................       A-51
  Asset-Based Insurance Charge..............................       A-51
  Contract Administrative Fee...............................       A-52
  Withdrawal Charge.........................................       A-52
  Earnings Preservation Benefit Rider.......................       A-54
  Guaranteed Minimum Income Benefit Rider...................       A-55

                                                                  PAGE
                                                                  -----
  Guaranteed Withdrawal Benefit Rider.......................       A-55
  Guaranteed Minimum Accumulation Benefit Rider.............       A-56
  Premium and Other Tax Charges.............................       A-56
  Other Expenses............................................       A-57
ANNUITY PAYMENTS............................................       A-57
  Election of Annuity.......................................       A-57
  Annuity Options...........................................       A-57
  Amount of Annuity Payments................................       A-59
LIVING BENEFITS.............................................       A-60
  Overview of Living Benefit Riders.........................       A-60
GUARANTEED INCOME BENEFITS..................................       A-61
  Facts About Guaranteed Income Benefit Riders..............       A-61
  Description of GMIB Plus II...............................       A-62
  Description of GMIB Plus I (formerly, the Predictor
     Plus)..................................................       A-66
  Description of GMIB II (formerly, the Predictor)..........       A-67
  Description of GMIB I.....................................       A-68
GUARANTEED WITHDRAWAL BENEFITS..............................       A-69
  Facts About Guaranteed Withdrawal Benefit Riders..........       A-69
  Description of the Lifetime Withdrawal Guarantee II.......       A-71
  Description of the Lifetime Withdrawal Guarantee I........       A-75
  Description of the Enhanced Guaranteed Withdrawal
     Benefit................................................       A-76
  Description of the Guaranteed Withdrawal Benefit I........       A-79
GUARANTEED MINIMUM ACCUMULATION BENEFIT.....................       A-79
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............       A-84
FEDERAL INCOME TAX CONSIDERATIONS...........................       A-84
  Taxation of Non-Qualified Contracts.......................       A-85
  Taxation of Qualified Contracts...........................       A-87
  Possible Tax Law Changes..................................       A-90
VOTING RIGHTS...............................................       A-90
DISTRIBUTION OF THE CONTRACTS...............................       A-91
THE OPERATION OF THE FIXED ACCOUNT..........................       A-92
  Contract Value and Fixed Account Transactions.............       A-93
INVESTMENT PERFORMANCE INFORMATION..........................       A-93
  Yields....................................................       A-93
  Standard Return...........................................       A-94
  Non-Standard Return.......................................       A-94
  Other Performance.........................................       A-95
LEGAL PROCEEDINGS...........................................       A-95
FINANCIAL STATEMENTS........................................       A-95
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................       A-95
APPENDIX A: Consumer Tips...................................      A-124
APPENDIX B: Withdrawal Charge...............................      A-125
APPENDIX C: Premium Tax.....................................      A-126
APPENDIX D: Guaranteed Minimum Income Benefit Examples......      A-127
APPENDIX E: Guaranteed Withdrawal Benefit Examples..........      A-134
APPENDIX F: Enhanced Death Benefit Examples.................      A-143
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-146

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.


     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.


     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

     -- Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

     -- B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

     -- C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

     -- L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

     -- P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                 Relationship of Withdrawal Charges
                                  to Asset-Based Insurance Charges
                                     for Each Class of Contract

                                    [GRAPH]


     For actual expenses of each Class, see the Fee Table on page A-12.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):

CLASS                                                     INITIAL              SUBSEQUENT
-----                                                     -------              ----------
Standard, P...................................  $ 5,000(nonqualified plans)       $500
                                                $ 2,000(qualified plans)
C,L...........................................  $25,000                           $500
B Plus........................................  $10,000                           $500

We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the

Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.


     You can change your purchase payment allocation (unless you elect to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     --   premium tax charge, in some states.

     -- asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by .25% for subaccounts investing in the American Funds Insurance Series).

     -- annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

     -- except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.



     -- for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 0.80% for the GMIB Plus II or GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).


     -- for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).


     -- for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).


     -- for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

     -- for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

     -- for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.


     -- for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 0.65% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.25% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.85% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.50% if an Automatic Annual Step-Up occurs) for the Joint Life version.



     -- for Contracts with an Enhanced Death Benefit rider, a fee of 0.65% (issue age 0-69) or 0.85% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs). If the Enhanced Death Benefit rider is elected in combination with GMIB Plus II, the fee for the Enhanced Death Benefit is reduced by 0.05%.


     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.


     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death.


     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 6% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals).


     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.") You may also elect to purchase for an additional charge, a Guaranteed Withdrawal Benefit Rider ("GWB") or a Lifetime Withdrawal Guarantee Rider, which guarantees the return of your purchase payments over time (subject to the requirements of the rider).

     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

REPLACEMENT OF CONTRACTS


     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchase Payments.........  None
          Withdrawal Charge (as a percentage of each
            purchase payment)...............................  9% declining annually -- see Note
                                                              (1)
          Transfer Fee(2)...................................  $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

        NUMBER OF
        COMPLETE YEARS FROM RECEIPT OF                 STANDARD CLASS    B PLUS CLASS    L CLASS    P CLASS    C CLASS
        PURCHASE PAYMENT                                   CHARGE           CHARGE       CHARGE     CHARGE     CHARGE
        ------------------------------                 --------------    ------------    -------    -------    -------
        0............................................         7%               9%            7%        8%       None
        1............................................         6%               8%            6%        8%
        2............................................         6%               8%            5%        8%
        3............................................         5%               7%            0%        7%
        4............................................         4%               6%            0%        6%
        5............................................         3%               5%            0%        5%
        6............................................         2%               4%            0%        4%
        7............................................         0%               2%            0%        3%
        8............................................         0%               2%            0%        2%
        9 and thereafter.............................         0%               0%            0%        0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES*
(as a percentage of average daily net assets in the subaccounts)

        Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

           DEATH BENEFIT:**                      STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
           ----------------                      --------------   ---------------   -------   -------   -------
           Standard Death Benefit..............      1.25%             1.60%         1.60%     1.50%     1.15%
           Annual Step-Up Death Benefit........      1.45%             1.80%         1.80%     1.70%     1.35%
           Greater of Annual Step-Up or 5%
             Annual Increase Death Benefit.....      1.60%             1.95%         1.95%     1.85%     1.50%

        Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

        DEATH BENEFIT:**                      STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
        ----------------                      --------------   ---------------   -------   -------   -------
        Standard Death Benefit..............      1.50%             1.85%         1.85%     1.75%     1.40%
        Annual Step-Up Death Benefit........      1.70%             2.05%         2.05%     1.95%     1.60%
        Greater of Annual Step-Up or 5%
          Annual Increase Death Benefit.....      1.85%             2.20%         2.20%     2.10%     1.75%

        Earnings Preservation Benefit Rider(3)....................................................    0.25%


OTHER CONTRACT FEES
          Annual Contract Administrative Fee(4)...........                                $30
OPTIONAL BENEFIT RIDERS
          Enhanced Death Benefit Rider (issue age
            0-69)(5)......................................  Maximum Guaranteed Charge:   1.50%
                                                                       Current Charge:   0.65%
          Enhanced Death Benefit Rider (issue age
            70-75)(5).....................................  Maximum Guaranteed Charge:   1.50%
                                                                       Current Charge:   0.85%
          Guaranteed Minimum Income Benefit (GMIB Plus II
            or GMIB Plus I)(6)............................  Maximum Guaranteed Charge:   1.50%
                                                                       Current Charge:   0.80%
          Guaranteed Minimum Income Benefit (GMIB II or
            GMIB I)(6)....................................             Current Charge:   0.50%
          Guaranteed Withdrawal Benefit(7)................  Maximum Guaranteed Charge:   0.95%
                                                                       Current Charge:   0.50%
          Enhanced Guaranteed Withdrawal Benefit(7).......  Maximum Guaranteed Charge:   1.00%
                                                                       Current Charge:   0.55%
          Lifetime Withdrawal Guarantee II Benefit (Single
            Life Version)(8)..............................  Maximum Guaranteed Charge:   1.25%
                                                                       Current Charge:   0.65%
          Lifetime Withdrawal Guarantee II Benefit (Joint
            Life Version)(8)..............................  Maximum Guaranteed Charge:   1.50%
                                                                       Current Charge:   0.85%
          Lifetime Withdrawal Guarantee I Benefit (Single
            Life version)(8)..............................  Maximum Guaranteed Charge:   0.95%
                                                                       Current Charge:   0.50%
          Lifetime Withdrawal Guarantee I Benefit (Joint
            Life version)(8)..............................  Maximum Guaranteed Charge:   1.40%
                                                                       Current Charge:   0.70%
          Guaranteed Minimum Accumulation Benefit(9)......             Current Charge:   0.75%


NOTES:
* We are waiving the Asset Based Insurance Charge in the amount of 0.08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio.


** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.


(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.


(5) The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base may increase with additional purchase payments. See "THE CONTRACTS -- Enhanced Death Benefit" for a definition of the term death benefit base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 0-69 at issue and 0.80% of the death benefit base if you are age 70-75 at issue.


(6) The GMIB Plus II, GMIB Plus I, GMIB II and GMIB I rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit, as permitted under GMIB Plus II or GMIB Plus I, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge applicable to the same rider, but no more than the maximum of 1.50% of the Income Base. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. See "GUARANTEED INCOME BENEFITS" for more information.

(7) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. See "GUARANTEED WITHDRAWAL BENEFITS" for more information.


(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Guaranteed Withdrawal rider charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Total Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "GUARANTEED WITHDRAWAL BENEFITS" for more information.



(9) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES

(AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              MINIMUM    MAXIMUM
                                                              --------   -------
Total Annual Eligible Fund Operating Expenses*

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    0.54%     1.34%


NOTE:

  * Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Asset-Based Insurance charge applies. The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2007, before and after any applicable contractual expense subsidy or expense deferral arrangement:



ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)





                                                                     ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                     FUND FEES    ANNUAL      WAIVER AND/OR      ANNUAL
                                     MANAGEMENT   12B-1    OTHER        AND      OPERATING       EXPENSE        OPERATING
                                        FEE       FEES    EXPENSES   EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES(2)
                                     ----------   -----   --------   ---------   ---------   ---------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund...........     0.40%     0.25%     0.01%      0.00%       0.66%          0.00%           0.66%
American Funds Global Small
  Capitalization Fund..............     0.70%     0.25%     0.03%      0.00%       0.98%          0.00%           0.98%
American Funds Growth Fund.........     0.32%     0.25%     0.01%      0.00%       0.58%          0.00%           0.58%

                                                                     ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                     FUND FEES    ANNUAL      WAIVER AND/OR      ANNUAL
                                     MANAGEMENT   12B-1    OTHER        AND      OPERATING       EXPENSE        OPERATING
                                        FEE       FEES    EXPENSES   EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES(2)
                                     ----------   -----   --------   ---------   ---------   ---------------   -----------
American Funds Growth-Income
  Fund.............................     0.26%     0.25%     0.01%      0.00%       0.52%          0.00%           0.52%
MET INVESTORS SERIES TRUST(3)
BlackRock Large Cap Core
  Portfolio........................     0.58%     0.25%     0.06%      0.00%       0.89%          0.00%           0.89%
Clarion Global Real Estate
  Portfolio........................     0.61%     0.25%     0.04%      0.00%       0.90%          0.00%           0.90%
Harris Oakmark International
  Portfolio Class B(4).............     0.77%     0.25%     0.08%      0.00%       1.10%          0.00%           1.10%
Harris Oakmark International
  Portfolio Class E(4).............     0.77%     0.15%     0.08%      0.00%       1.00%          0.00%           1.00%
Janus Forty Portfolio..............     0.65%     0.25%     0.06%      0.00%       0.96%          0.00%           0.96%
Lazard Mid Cap Portfolio...........     0.69%     0.25%     0.06%      0.00%       1.00%          0.00%           1.00%
Legg Mason Partners Aggressive
  Growth Portfolio.................     0.62%     0.25%     0.05%      0.00%       0.92%          0.00%           0.92%
Legg Mason Value Equity Portfolio
  Class B(5).......................     0.63%     0.25%     0.04%      0.00%       0.92%          0.00%           0.92%
Legg Mason Value Equity Portfolio
  Class E(5).......................     0.63%     0.15%     0.04%      0.00%       0.82%          0.00%           0.82%
Lord Abbett Bond Debenture
  Portfolio........................     0.49%     0.25%     0.04%      0.00%       0.78%          0.00%           0.78%
Met/AIM Small Cap Growth
  Portfolio........................     0.86%     0.25%     0.06%      0.00%       1.17%          0.00%           1.17%
Met/Franklin Income
  Portfolio(6)(7)..................     0.80%     0.25%     0.29%      0.00%       1.34%          0.19%           1.15%
Met/Franklin Mutual Shares
  Portfolio(6)(7)..................     0.80%     0.25%     0.29%      0.00%       1.34%          0.19%           1.15%
Met/Templeton Growth
  Portfolio(7)(8)..................     0.70%     0.25%     0.34%      0.00%       1.29%          0.24%           1.05%
MFS(R) Research International
  Portfolio........................     0.70%     0.25%     0.09%      0.00%       1.04%          0.00%           1.04%
Oppenheimer Capital Appreciation
  Portfolio........................     0.58%     0.25%     0.06%      0.00%       0.89%          0.00%           0.89%
PIMCO Inflation Protected Bond
  Portfolio........................     0.50%     0.25%     0.05%      0.00%       0.80%          0.00%           0.80%
PIMCO Total Return Portfolio(9)....     0.48%     0.25%     0.04%      0.00%       0.77%          0.00%           0.77%
RCM Technology Portfolio...........     0.88%     0.25%     0.14%      0.00%       1.27%          0.00%           1.27%
T. Rowe Price Mid Cap Growth
  Portfolio........................     0.75%     0.25%     0.05%      0.00%       1.05%          0.00%           1.05%
MET INVESTORS SERIES TRUST -- ASSET
  ALLOCATION PORTFOLIOS(3)
American Funds Balanced Allocation
  Portfolio(7)(10)(11).............     0.10%     0.55%     0.15%      0.39%       1.19%          0.15%           1.04%
American Funds Moderate Allocation
  Portfolio(7)(10)(11).............     0.10%     0.55%     0.26%      0.41%       1.32%          0.26%           1.06%
American Funds Growth Allocation
  Portfolio(7)(10)(11).............     0.10%     0.55%     0.19%      0.36%       1.20%          0.19%           1.01%
Met/Franklin Templeton Founding
  Strategy Portfolio(7)(12)(13)....     0.05%     0.25%     0.15%      0.87%       1.32%          0.15%           1.17%
MET INVESTORS SERIES TRUST -- ETF
  PORTFOLIOS(3)
Cyclical Growth and Income ETF
  Portfolio(14)....................     0.45%     0.25%     0.09%      0.23%       1.02%          0.00%           1.02%
Cyclical Growth ETF
  Portfolio(14)....................     0.45%     0.25%     0.08%      0.24%       1.02%          0.00%           1.02%
METROPOLITAN FUND(3)
BlackRock Aggressive Growth
  Portfolio........................     0.71%     0.25%     0.05%      0.00%       1.01%          0.00%           1.01%
BlackRock Bond Income
  Portfolio(15)....................     0.38%     0.25%     0.06%      0.00%       0.69%          0.01%           0.68%
BlackRock Diversified Portfolio....     0.44%     0.25%     0.06%      0.00%       0.75%          0.00%           0.75%

                                                                     ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                     FUND FEES    ANNUAL      WAIVER AND/OR      ANNUAL
                                     MANAGEMENT   12B-1    OTHER        AND      OPERATING       EXPENSE        OPERATING
                                        FEE       FEES    EXPENSES   EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES(2)
                                     ----------   -----   --------   ---------   ---------   ---------------   -----------
BlackRock Large Cap Value Portfolio
  Class B(5).......................     0.68%     0.25%     0.06%      0.00%       0.99%          0.00%           0.99%
BlackRock Large Cap Value Portfolio
  Class E(5).......................     0.68%     0.15%     0.06%      0.00%       0.89%          0.00%           0.89%
BlackRock Legacy Large Cap Growth
  Portfolio Class B(5).............     0.73%     0.25%     0.06%      0.00%       1.04%          0.00%           1.04%
BlackRock Legacy Large Cap Growth
  Portfolio Class E(5).............     0.73%     0.15%     0.06%      0.00%       0.94%          0.00%           0.94%
BlackRock Money Market
  Portfolio(16)....................     0.33%     0.25%     0.07%      0.00%       0.65%          0.01%           0.64%
BlackRock Strategic Value Portfolio
  Class B(5).......................     0.82%     0.25%     0.06%      0.00%       1.13%          0.00%           1.13%
BlackRock Strategic Value Portfolio
  Class E(5).......................     0.82%     0.15%     0.06%      0.00%       1.03%          0.00%           1.03%
Davis Venture Value Portfolio Class
  B(5).............................     0.69%     0.25%     0.04%      0.00%       0.98%          0.00%           0.98%
Davis Venture Value Portfolio Class
  E(5).............................     0.69%     0.15%     0.04%      0.00%       0.88%          0.00%           0.88%
FI Large Cap Portfolio.............     0.77%     0.25%     0.07%      0.00%       1.09%          0.00%           1.09%
FI Mid Cap Opportunities
  Portfolio........................     0.68%     0.25%     0.05%      0.00%       0.98%          0.00%           0.98%
FI Value Leaders Portfolio Class
  B(5).............................     0.64%     0.25%     0.07%      0.00%       0.96%          0.00%           0.96%
FI Value Leaders Portfolio Class
  E(5).............................     0.64%     0.15%     0.07%      0.00%       0.86%          0.00%           0.86%
Franklin Templeton Small Cap Growth
  Portfolio........................     0.90%     0.25%     0.11%      0.00%       1.26%          0.00%           1.26%
Harris Oakmark Focused Value
  Portfolio Class B(5).............     0.72%     0.25%     0.04%      0.00%       1.01%          0.00%           1.01%
Harris Oakmark Focused Value
  Portfolio Class E(5).............     0.72%     0.15%     0.04%      0.00%       0.91%          0.00%           0.91%
Jennison Growth Portfolio Class
  B(5).............................     0.63%     0.25%     0.04%      0.00%       0.92%          0.00%           0.92%
Jennison Growth Portfolio Class
  E(5).............................     0.63%     0.15%     0.04%      0.00%       0.82%          0.00%           0.82%
Julius Baer International Stock
  Portfolio Class B(5)(17).........     0.84%     0.25%     0.12%      0.00%       1.21%          0.04%           1.17%
Julius Baer International Stock
  Portfolio Class E(5)(17).........     0.84%     0.15%     0.12%      0.00%       1.11%          0.04%           1.07%
Lehman Brothers(R) Aggregate Bond
  Index Portfolio(18)..............     0.25%     0.25%     0.05%      0.00%       0.55%          0.01%           0.54%
Loomis Sayles Small Cap Portfolio
  Class B(5)(19)...................     0.90%     0.25%     0.05%      0.00%       1.20%          0.05%           1.15%
Loomis Sayles Small Cap Portfolio
  Class E(5)(19)...................     0.90%     0.15%     0.05%      0.00%       1.10%          0.05%           1.05%
MetLife Mid Cap Stock Index
  Portfolio(20)....................     0.25%     0.25%     0.07%      0.01%       0.58%          0.01%           0.57%
MetLife Stock Index
  Portfolio(20)....................     0.25%     0.25%     0.04%      0.00%       0.54%          0.01%           0.53%
MFS(R) Total Return Portfolio......     0.53%     0.25%     0.05%      0.00%       0.83%          0.00%           0.83%
MFS(R) Value Portfolio Class
  B(5)(21).........................     0.72%     0.25%     0.05%      0.00%       1.02%          0.07%           0.95%
MFS(R) Value Portfolio Class
  E(5)(21).........................     0.72%     0.15%     0.05%      0.00%       0.92%          0.07%           0.85%
Morgan Stanley EAFE(R) Index
  Portfolio(22)....................     0.30%     0.25%     0.12%      0.01%       0.68%          0.01%           0.67%
Neuberger Berman Mid Cap Value
  Portfolio........................     0.64%     0.25%     0.05%      0.00%       0.94%          0.00%           0.94%
Oppenheimer Global Equity
  Portfolio........................     0.51%     0.25%     0.10%      0.00%       0.86%          0.00%           0.86%
Russell 2000(R) Index
  Portfolio(20)....................     0.25%     0.25%     0.07%      0.01%       0.58%          0.01%           0.57%
T. Rowe Price Large Cap Growth
  Portfolio........................     0.60%     0.25%     0.07%      0.00%       0.92%          0.00%           0.92%

                                                                     ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                     FUND FEES    ANNUAL      WAIVER AND/OR      ANNUAL
                                     MANAGEMENT   12B-1    OTHER        AND      OPERATING       EXPENSE        OPERATING
                                        FEE       FEES    EXPENSES   EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES(2)
                                     ----------   -----   --------   ---------   ---------   ---------------   -----------
T. Rowe Price Small Cap Growth
  Portfolio........................     0.51%     0.25%     0.08%      0.00%       0.84%          0.00%           0.84%
Western Asset Management Strategic
  Bond Opportunities Portfolio
  Class B(5).......................     0.61%     0.25%     0.05%      0.00%       0.91%          0.00%           0.91%
Western Asset Management Strategic
  Bond Opportunities Portfolio
  Class E(5).......................     0.61%     0.15%     0.05%      0.00%       0.81%          0.00%           0.81%
Western Asset Management U.S.
  Government Portfolio Class
  B(5).............................     0.49%     0.25%     0.05%      0.00%       0.79%          0.00%           0.79%
Western Asset Management U.S.
  Government Portfolio Class
  E(5).............................     0.49%     0.15%     0.05%      0.00%       0.69%          0.00%           0.69%
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative Allocation
  Portfolio(23)(24)................     0.10%     0.25%     0.05%      0.59%       0.99%          0.05%           0.94%
MetLife Conservative to Moderate
  Allocation Portfolio(23)(24).....     0.10%     0.25%     0.01%      0.64%       1.00%          0.01%           0.99%
MetLife Moderate Allocation
  Portfolio(23)(24)................     0.08%     0.25%     0.01%      0.67%       1.01%          0.00%           1.01%
MetLife Moderate to Aggressive
  Allocation Portfolio(23)(24).....     0.08%     0.25%     0.01%      0.70%       1.04%          0.00%           1.04%
MetLife Aggressive Allocation
  Portfolio(23)(24)................     0.10%     0.25%     0.04%      0.73%       1.12%          0.04%           1.08%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.


(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.

(3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.


(4) Class E Shares are only available to Contracts purchased prior to May 1, 2003. Class B Shares are only available to Contracts issued on or after May 1, 2003.



(5) Class E Shares of the Portfolio are only available to Contracts issued prior to May 1, 2004. Class B Shares of the Portfolio are only available to Contracts issued on or after May 1, 2004.



(6) Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(7) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.



(8) Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees.



(9) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.



(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007.



(11) Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



(12) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008.

(13) Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses.



(14) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



(15) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.



(16) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(17) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(18) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.



(19) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio by 0.05%.



(20) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



(21) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



(22) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.



(23) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.



(24) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%.


EXAMPLES



     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses. (1)


     The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.


     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,300   $2,379    $3,489     $6,598
     (b).....................................................  $1,218   $2,141    $3,107     $5,918



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $600    $1,839    $3,129     $6,598
     (b)......................................................   $518    $1,601    $2,747     $5,918


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,547   $2,695    $3,889     $6,996
     (b).....................................................  $1,462   $2,450    $3,498     $6,313



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $647    $1,975    $3,349     $6,996
     (b)......................................................   $562    $1,730    $2,958     $6,313


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $635    $1,937    $3,284     $6,861
     (b)......................................................   $553    $1,701    $2,909     $6,209


     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,325   $2,359    $3,240     $6,786
     (b).....................................................  $1,243   $2,122    $2,863     $6,126



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $625    $1,909    $3,240     $6,786
     (b)......................................................   $543    $1,672    $2,863     $6,126


     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,390   $2,529    $3,622     $6,513
     (b).....................................................  $1,308   $2,291    $3,238     $5,826

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $590    $1,809    $3,082     $6,513
     (b)......................................................   $508    $1,571    $2,698     $5,826


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
NOTES:



(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of .037% for the Standard Class; .028% for the B Plus Class; .031% for the C Class; .032% for the L Class; and .034% for the P Class. (See note (4), on p. A-13.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-96).

                             HOW THE CONTRACT WORKS

                                    PURCHASE

- You must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges:

  - Standard Class
  - B Plus Class
  - C Class
  - L Class
  - P Class

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines, which vary by Class.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date for the Standard Class; nine years for the B Plus Class; three years for the L Class; and nine years for the P Class; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 91. Joint Contract Owners may not make a purchase payment after the older Contract Owner reaches age 86.


- Minimum $500 with certain exceptions (see page A-33).


                                  WITHDRAWALS


- You may make withdrawals from your Contract, subject to imposition of a Withdrawal Charge. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


- No Withdrawal Charge applies to Class C. For the other Classes, you may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.

- In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments.
- After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year.

- Withdrawals may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first 2 years.

- Premium tax charge may apply.

- You may also elect a Guaranteed Withdrawal Benefit Rider or a Lifetime Withdrawal Guarantee Benefit Rider, each of which provides a return of your purchase payments over time (subject to the requirements of the rider).

                                 DEATH PROCEEDS


- You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits -- the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit.



- Certain optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The additional charge for the Enhanced Death Benefit, 0.65% - 0.85% of the Death benefit base, is deducted annually from Contract Value.



- You may also elect to purchase, for an additional annual charge of 0.25%, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death.


- Your Death Proceeds are guaranteed not to be less than your total purchase payments adjusted for any prior withdrawals (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.
- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial withdrawals and Contract charges.
- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the Contract are free of any current income taxes.

- You may change the allocation of future payments, within limits, at any time.
- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to situations that involve "market timing" and may apply to the Fixed Account.)

                              RETIREMENT BENEFITS

- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- A Guaranteed Minimum Income Benefit, which provides a "floor" on annuity payments.
- Premium tax charge may apply.

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may withdraw your Contract Value at any time, less any applicable Withdrawal Charge, subject to any applicable tax law restrictions.

- We may waive the Withdrawal Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct an Asset-Based Insurance Charge from the Contract Value daily. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. Asset-Based Insurance Charges (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization are:
  Standard Class -- MINIMUM-1.25%; MAXIMUM-1.60%
  B Plus Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  C Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  L Class -- MINIMUM-1.50%; MAXIMUM-1.85%
  P Class -- MINIMUM-1.15%; MAXIMUM-1.50%
  (These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series)

- We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

- After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit, except that for the B Plus and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. These amounts increase by .25% for Subaccounts investing in the American Funds Insurance Series.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                       ANNUAL CONTRACT ADMINISTRATIVE FEE

- We deduct a $30 Contract Administrative Fee from the Contract Value in the Variable Account on each anniversary while the Contract is in-force and on full withdrawal. We deduct a pro rata portion on annuitization. We do not deduct this fee during the accumulation period or on annuitization if the Contract Value is $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

                               WITHDRAWAL CHARGE

- No Withdrawal Charge applies to Class C.


- For the other Classes, we deduct a Withdrawal Charge (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


- You may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.


- The applicable Withdrawal Charge varies by Class (see page A-52).



                     OPTIONAL LIVING BENEFIT RIDER CHARGES


- Guaranteed Minimum Accumulation Benefit: 0.75% of the Guaranteed Accumulation Amount.


- Guaranteed Minimum Income Benefit Riders range: 0.50% - 0.80% of the Income Base (up to 1.50% upon Optional Reset or Automatic Annual Step-Up)



- Guaranteed Withdrawal Benefit Riders range: 0.50% - 0.55% of the Guaranteed Withdrawal Amount up to a maximum of 1.00% upon Optional Reset


- Lifetime Withdrawal Guarantee Benefit Riders range: 0.50% - 0.85% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.50% upon Optional Reset or Automatic Annual Step-Up)




                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. In addition, portions of the Contract's guaranteed living benefits payable may exceed the amount of the Contract Value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT


     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."


     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is to seek growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is to seek long-term growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is to seek long-term capital appreciation.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     JULIUS BAER INTERNATIONAL STOCK PORTFOLIO



     The Julius Baer International Stock Portfolio's investment objective is to seek long-term growth of capital.

     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.



     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.



     LOOMIS SAYLES SMALL CAP PORTFOLIO



     The Loomis Sayles Small Cap Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to primarily seek capital appreciation and secondarily seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation and reasonable income.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is long-term growth of capital.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth Portfolio......................    BlackRock Advisors, LLC
BlackRock Bond Income Portfolio............................    BlackRock Advisors, LLC
BlackRock Diversified Portfolio............................    BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio........................    BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio................    BlackRock Advisors, LLC
BlackRock Money Market Portfolio...........................    BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio........................    BlackRock Advisors, LLC
Davis Venture Value Portfolio..............................    Davis Selected Advisers, L.P.(1)
FI Large Cap Portfolio.....................................    Pyramis Global Advisors, LLC(2)
FI Mid Cap Opportunities Portfolio.........................    Pyramis Global Advisors, LLC(2)
FI Value Leaders Portfolio.................................    Pyramis Global Advisors, LLC(2)
Franklin Templeton Small Cap Growth Portfolio..............    Franklin Advisers, Inc.
Harris Oakmark Focused Value Portfolio.....................    Harris Associates L.P.
Jennison Growth Portfolio..................................    Jennison Associates LLC
Julius Baer International Stock Portfolio(3)...............    Julius Baer Investment Management LLC(4)
Lehman Brothers(R) Aggregate Bond Index Portfolio..........    MetLife Investment Advisors Company, LLC
Loomis Sayles Small Cap Portfolio..........................    Loomis, Sayles & Company, L.P.
MetLife Aggressive Allocation Portfolio....................    N/A(5)
MetLife Conservative Allocation Portfolio..................    N/A(5)
MetLife Conservative to Moderate Allocation Portfolio......    N/A(5)
MetLife Mid Cap Stock Index Portfolio......................    MetLife Investment Advisors Company, LLC
MetLife Moderate Allocation Portfolio......................    N/A(5)
MetLife Moderate to Aggressive Allocation Portfolio........    N/A(5)
MetLife Stock Index Portfolio..............................    MetLife Investment Advisors Company, LLC
MFS(R) Total Return Portfolio..............................    Massachusetts Financial Services Company
MFS(R) Value Portfolio(6)..................................    Massachusetts Financial Services
                                                               Company(7)
Morgan Stanley EAFE(R) Index Portfolio.....................    MetLife Investment Advisors Company, LLC
Neuberger Berman Mid Cap Value Portfolio...................    Neuberger Berman Management, Inc.
Oppenheimer Global Equity Portfolio........................    OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio............................    MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................    Western Asset Management Company
Western Asset Management U.S. Government Portfolio.........    Western Asset Management Company


------------


(1)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



(2)Effective April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.



(3)Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.



(4)Effective January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.



(5)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

(6)Effective January 7, 2008, Harris Oakmark Large Cap Value Portfolio changed its name to MFS(R) Value Portfolio.



(7)Effective January 7, 2008, Massachusetts Financial Services Company replaced Harris Associates, L.P. as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Met Investors Advisory LLC (formerly, Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e., investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e., subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
American Funds Balanced Allocation Portfolio...............    N/A(1)
American Funds Growth Allocation Portfolio.................    N/A(1)
American Funds Moderate Allocation Portfolio...............    N/A(1)
BlackRock Large Cap Core Portfolio.........................    BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio(2)....................    ING Clarion Real Estate Securities,
                                                               L.P.(3)
Cyclical Growth and Income ETF Portfolio...................    Gallatin Asset Management, Inc.
Cyclical Growth ETF Portfolio..............................    Gallatin Asset Management, Inc.
Harris Oakmark International Portfolio.....................    Harris Associates L.P.
Janus Forty Portfolio......................................    Janus Capital Management LLC
Lazard Mid Cap Portfolio...................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth Portfolio............    ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio..........................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture Portfolio.......................    Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth Portfolio.........................    Invesco Aim Capital Management, Inc.(4)
Met/Franklin Income Portfolio..............................    Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio.......................    Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding Strategy Portfolio.........    N/A(1)
Met/Templeton Growth Portfolio.............................    Templeton Global Advisors Limited
MFS(R) Research International Portfolio....................    Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Portfolio.................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio...................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return Portfolio...............................    Pacific Investment Management Company
                                                               LLC
RCM Technology Portfolio...................................    RCM Capital Management LLC
T. Rowe Price Mid Cap Growth Portfolio.....................    T. Rowe Price Associates, Inc.


------------


(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at Met Investors Advisory Corp. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2)Effective April 28, 2008 Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio.



(3)Effective April 28, 2008 ING Clarion Real Estate Securities, L.P. replaced Neuberger Berman Management Inc as subadviser.



(4)Effective March 31, 2008, AIM Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond Fund...................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


SHARE CLASSES OF THE ELIGIBLE FUNDS


     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class B shares of the BlackRock Aggressive Growth, BlackRock Bond Income, BlackRock Diversified, BlackRock Money Market, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MFS(R) Total Return, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; Class B shares of BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Julius Baer International Stock, Loomis Sayles Small Cap, MFS(R) Value, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios for Contracts issued on or after May 1, 2004 and Class E shares of these Portfolios for Contracts issued prior to May 1, 2004.



     -- For the Met Investors Series Trust, we offer Class B shares of all Portfolios except the Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for Contracts issued prior to May 1, 2003, the Legg Mason Value Equity Portfolio, which is Class B for Contracts issued on or after May 1, 2004 and Class E for Contracts issued prior to May 1, 2004, and the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio and American Funds Growth Allocation Portfolio, which are Class C.


     --   For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                                 FIXED ACCOUNT


     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased on or after that date in the state of New York if the optional, GMIB I is selected, or any Contracts which are purchased in New York state if the optional Guaranteed Withdrawal Benefit is selected). The Fixed Account is not available if the GMIB Plus I or GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available.


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS


     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.



     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").



     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.



     If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by Federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

     -- For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")


     -- If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We may limit purchase payments made under a Contract. Currently, we may limit total purchase payments to $1,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A

CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE 91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.


     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


     If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.



     If you choose GMIB Plus I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, and/or MetLife Moderate to Aggressive Allocation Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



     If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, and/or MetLife Moderate to Aggressive Allocation Portfolio (you may participate in the EDCA program, subject to restrictions).

     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio (you may participate in the EDCA program, subject to restrictions).


     ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.


     SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:

     (A) You must allocate:


     - 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Money Market Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio or Cyclical Growth and Income ETF Portfolio.


     OR

     (B) You must allocate:


     - at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the BlackRock Money Market Portfolio or Fixed Account;


     - up to 85% of purchase payments or Contract Value to Platform 2 subaccounts;

     - up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

     - up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.

     The subaccounts in each Platform are:


PLATFORM 1 SUBACCOUNTS



American Funds Bond


BlackRock Bond Income


Lehman Brothers(R) Aggregate Bond Index


PIMCO Inflation Protection Bond


PIMCO Total Return


Western Asset Management U.S. Government



PLATFORM 2 SUBACCOUNTS



American Funds Growth


American Funds Growth-Income


BlackRock Diversified


BlackRock Large Cap Core


BlackRock Large Cap Value


BlackRock Legacy Large Cap Growth


Davis Venture Value


FI Large Cap


FI Value Leaders


Harris Oakmark International


Janus Forty Oppenheimer Global Equity


Jennison Growth


Julius Baer International Stock


Legg Mason Partners Aggressive Growth Opportunities


Legg Mason Value Equity


Lord Abbett Bond Debenture


Met/Franklin Income


Met/Franklin Mutual Shares


Met/Templeton Growth


MetLife Stock Index


MFS(R) Research International


MFS(R) Total Return


MFS(R) Value


Morgan Stanley EAFE(R) Index


Oppenheimer Capital Appreciation


T. Rowe Price Large Cap Growth


Western Asset Management Strategic Bond



PLATFORM 3 SUBACCOUNTS



BlackRock Aggressive Growth


FI Mid Cap Opportunities


Harris Oakmark Focused Value


Lazard Mid Cap


MetLife Mid Cap Stock Index


Neuberger Berman Mid Cap Value


T. Rowe Price Mid Cap Growth



PLATFORM 4 SUBACCOUNTS



American Funds Global Small Capitalization


BlackRock Strategic Value


Clarion Global Real Estate


Franklin-Templeton Small Cap Growth


Loomis Sayles Small Cap Growth


Met/AIM Small Cap Growth


Russell 2000(R) Index


RCM Technology


T. Rowe Price Small Cap Growth

     YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

     We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among subaccounts. We will provide you with prior written notice of any changes in classification of subaccounts.

     REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


     The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


     EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

     CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

     TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

          (1) the Contract Value; or

          (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

          (1) the Contract Value; or

          (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

          (a) the Contract Value;

          (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

          (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

          (1) the Contract Value; or


          (2) the Enhanced Death Benefit value.



     The Enhanced Death Benefit value is the greater of (a) or (b) below:


          (a) Highest Anniversary Value (as defined above for the Annual Step-Up Death Benefit).

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).


     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:


          (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

          (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.


     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


ENHANCED DEATH BENEFIT RIDER


     In states where approved, you may select the Enhanced Death Benefit rider if you are age 75 or younger at the effective date of your Contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.


     If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

     (1) the Contract Value; or

     (2) the death benefit base.


     The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.

     The death benefit base is the greater of (a) or (b) below:


          (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.



     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


          (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and



             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.



          The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.



     OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the Contract Value exceeds the Annual Increase Amount immediately before the Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.


     The Optional Step-Up will:


          (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and



          (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%) provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.


     On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


          (1) a one time Optional Step-Up at any Contract Anniversary; or



          (2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically).



     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



     If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh Contract Anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh Contract Anniversary.



     You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing to our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


     INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.")

     TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

          (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

          (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

          (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

          (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures;

          (e) The date you assign your Contract, subject to our administrative procedures;

          (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

          (g) Termination of the Contract to which this rider is attached.


(See Appendix F for examples of the Enhanced Death Benefit.)


EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

          (a) is the death benefit under your Contract; and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

          (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE

    ISSUE AGE       PERCENTAGE
    ---------       ----------
Ages 69 or younger      40%
Ages 70-79              25%
Ages 80 and above        0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.

OPTIONS FOR DEATH PROCEEDS

     For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

     Please check with your registered representative regarding the availability of the following in your state.

     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.


     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract.



     Because the death proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments upon the death of the Owner under the Joint Life version of the Lifetime Withdrawal Guarantee.


     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."


     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I or Lifetime Withdrawal Guarantee I rider to your Contract, you may only make transfers between certain Eligible Funds. Please refer to the section "LIVING BENEFITS." If you have elected to add a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS -- Investment Allocation Restrictions for Certain Riders."


     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)


     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Additionally, during the Annuity Period, the following subaccounts are currently not available: American Funds Balanced Allocation, American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation, BlackRock Aggressive Growth--Class B, BlackRock Diversified--Class B, BlackRock Large Cap Value--Class B, BlackRock Legacy Large Cap Growth--Class B, BlackRock Strategic Value--Class B, Clarion Global Real Estate--Class B, Cyclical Growth and Income ETF, Cyclical Growth ETF, David Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Focused Value--Class B, Jennison Growth--Class B, Julius Baer International Stock--Class B, Loomis Sayles Small Cap--Class B, Met/Franklin Income, Met/Franklin Mutual Shares, Met/ Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS(R) Total Return--Class B, MFS(R) Value--Class B, Oppenheimer Capital Appreciation--Class B, Oppenheimer Global Equity--Class B, PIMCO Inflation Protected Bond and FI Large Cap, T. Rowe Price Large Cap Growth--Class B, T. Rowe Price Small Cap Growth--Class B, Western Asset Management Strategic Bond Opportunities--Class B, and Western Asset Management U.S. Government--Class B subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, BlackRock Strategic Value Portfolio, Franklin Templeton Small Cap Growth Portfolio, Julius Baer International Stock Portfolio, Loomis Sayles Small Cap Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and

(3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in with the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at anytime. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. To the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Money Market Subaccount unless you instruct us otherwise.

ASSET REBALANCING


     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.



     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

     --  any applicable Withdrawal Charge and

     --  the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

     -- You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may only have one systematic withdrawal program in effect at any time.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by Federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     --  change the Beneficiary

     -- change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

     --  assign the Contract (subject to limitations)

     --  change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     --  Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

     --  By fax (515) 457-4301, or

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS


     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Asset-Based Insurance Charge

     -- Contract Administrative Fee

     -- Withdrawal Charge

     -- For Contracts with an Enhanced Death Benefit Rider, an extra fee

     -- For Contracts with an Earnings Preservation Benefit Rider, an extra fee

     -- For Contracts with a GMIB Rider, an extra fee

     -- For Contracts with a GWB Rider, an extra fee

     -- For Contracts with the GMAB Rider, an extra fee

     -- Premium Tax Charge and Other Expenses


     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown beginning on page A-14.


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*

                                                      STANDARD    B PLUS
DEATH BENEFIT**                                        CLASS     CLASS***   C CLASS   L CLASS   P CLASS
---------------                                       --------   --------   -------   -------   -------
Standard Death Benefit..............................    1.25%      1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit........................    1.45%      1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit.....................................    1.60%      1.95%     1.95%     1.85%     1.50%

  * We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

 ** See below for an additional optional death benefit rider, the Enhanced Death
    Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

*** The Asset-Based Insurance Charge will be reduced on the B Plus Class by
    0.35% after the expiration of the 9-year Withdrawal Charge period.

     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by .25% for subaccounts investing in the American Funds Insurance Series.

CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.


     We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.


WITHDRAWAL CHARGE


     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options);
(b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.


     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE         STANDARD
YEARS FROM RECEIPT OF       CLASS     B PLUS CLASS   L CLASS   P CLASS
PURCHASE PAYMENT            CHARGE       CHARGE      CHARGE    CHARGE
---------------------      --------   ------------   -------   -------
     0..................      7%           9%           7%        8%
     1..................      6%           8%           6%        8%
     2..................      6%           8%           5%        8%
     3..................      5%           7%           0%        7%
     4..................      4%           6%           0%        6%
     5..................      3%           5%           0%        5%
     6..................      2%           4%           0%        4%
     7..................      0%           2%           0%        3%
     8..................      0%           2%           0%        2%
     9 and thereafter...      0%           0%           0%        0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the Standard, L, P and B Plus Class:

     --   On the Maturity Date or payment of the Death Proceeds.

     -- If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

     -- On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

     -- On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")


     -- If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.25% of your Contract Value and would be no more than $250, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.


     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any subadviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of purchase payment to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional purchase payment to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

ENHANCED DEATH BENEFIT RIDER


     If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.65% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.85% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the subaccounts by canceling accumulation units from the Separate Account.



     If you elect both the Enhanced Death Benefit rider and GMIB Plus II rider, the percentage charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 0-69 at issue and 0.80% of the death benefit base if you are age 70-75 at issue.


EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER


     If you have selected a Guaranteed Minimum Income Benefit Rider ("GMIB")--either the GMIB Plus II or GMIB Plus I, or GMIB II or GMIB I, we impose a charge of 0.80% (for the GMIB Plus II or GMIB Plus I) and 0.50% (for the GMIB II or GMIB I) of the Income Base at the time the charge is assessed. For the GMIB Plus II, if you elect an Optional Step-Up on any Contract Anniversary as permitted, we may reset the GMIB Rider Charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%) provided that this rate will not exceed the rate currently applicable to the same rider available for new purchases at the time of the Step-Up. For GMIB Plus I, if you elect an Optional Reset on any Contract Anniversary as permitted, we may increase the GMIB Plus I charge to the then current charge applicable to the same rider, but no more than a maximum of 1.50% of the Income Base. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts applied for prior to February 26, 2007, the charge for the GMIB Plus I (prior to Optional Reset) is 0.75% of the Income Base. For Contracts applied for from May 1, 2003 through April 30, 2005, the GMIB I charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003, the charge for the GMIB I is 0.15% lower (0.35% rather than 0.50%). See "GUARANTEED INCOME BENEFITS" for more information on how the charge is calculated. After annuitization, the charge for the Guaranteed Minimum Income Benefit Rider will not be assessed.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

     There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). Please check with your registered representative regarding which versions are available in your state.


     If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS-- Description of the Lifetime Withdrawal Guarantee II") on the applicable Contract Anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary.



     The GWB rider charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the Enhanced Dollar Cost Averaging ("EDCA") Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the subaccounts that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value, you apply your Contract Value to an annuity option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the Contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change. If the Enhanced GWB, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the Contract Anniversary to the date the cancellation takes effect.


     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the

Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current Contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For Contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

     Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     If you elect the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")

PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue (this requirement may be changed). If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY ..25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Period, the following subaccounts are currently not available: American Funds Balanced Allocation, American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation, BlackRock Aggressive Growth--Class B, BlackRock Diversified--Class B, BlackRock Large Cap Value--Class B, BlackRock Legacy Large Cap Growth--Class B, BlackRock Strategic Value--Class B, Clarion Global Real Estate--Class B, Cyclical Growth and Income ETF, Cyclical Growth ETF, David Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Focused Value--Class B, Jennison Growth--Class B, Julius Baer International Stock--Class B, Loomis Sayles Small Cap--Class B, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS(R) Total Return--Class B, MFS(R) Value--Class B, Oppenheimer Capital Appreciation--Class B, Oppenheimer Global Equity--Class B, PIMCO Inflation Protected Bond and FI Large Cap, T. Rowe Price Large Cap Growth--Class B, T. Rowe Price Small Cap Growth--Class B, Western Asset Management Strategic Bond Opportunities--Class B, and Western Asset Management U.S. Government--Class B subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.


     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                                LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS

     We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer three types of living benefit riders:

Guaranteed Income Benefits


     -- Guaranteed Minimum Income Benefit Plus (GMIB Plus II and GMIB Plus I)


     -- Guaranteed Minimum Income Benefit (GMIB II and GMIB I)

     Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

Guaranteed Withdrawal Benefits


     -- Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II and
       Lifetime Withdrawal Guarantee I)


     -- Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)

     -- Guaranteed Withdrawal Benefit (GWB I)

     The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

     With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income (without annuitizing) for your life (and the life of your spouse, if the Joint Life version of the rider was elected), even after the entire amount of purchase payments has been returned.

Guaranteed Asset Accumulation Benefit

     -- Guaranteed Minimum Accumulation Benefit (GMAB)

     GMAB is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

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                           GUARANTEED INCOME BENEFITS


     At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


     There are four versions of the GMIB available with this Contract, A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE:

     -- GMIB Plus II

     -- GMIB Plus I (formerly, the Predictor Plus)

     -- GMIB II (formerly, the Predictor)

     -- GMIB I

     Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.



     THE GMIB RIDER CHARGE. Rider charges are 0.80% for GMIB Plus II, 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. If your Income Base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the Optional Step-Up. If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base.



     The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. Upon full withdrawal or annuitization, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The GMIB Rider Charge will result in the cancellation of Accumulation Units from each applicable subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account in the ratio the Contract Value in a subaccount and/or the Fixed Account bears to the total Contract Value. For Contracts issued on and after May 1, 2003, the Fixed Account is not available in the state of New York if you have selected a GMIB rider.


     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.


     If you exercise a GMIB rider, your annuity payments will be the greater of:

     -- the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

     -- the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

     If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

     OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments.


     GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS -- Taxation of Qualified Contracts"), in circumstances where, due to the ten year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus II, after an Optional Reset/Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.



     Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS
 -- Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


     (See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB PLUS II


     In states where approved, GMIB Plus II rider is available only for Owners up through age 78th, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 90th birthday.


     Income Base. The Income Base is the greater of (a) or (b) below.


          (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to

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     the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.


     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


          (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


             (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 90th birthday and 0% thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


                (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or



                (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


     (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


     In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.



     OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, RESETTING THE ANNUAL INCREASE AMOUNT WILL INCREASE YOUR WAITING PERIOD FOR EXERCISING GMIB PLUS II BY RESTARTING THE 10-YEAR WAITING PERIOD, AND WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2)the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



     You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

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     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.


     The Optional Step-Up will:


          (1) reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;



          (2) reset GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and


          (3) we may reset GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the Optional Step-Up.

     On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.


     INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.



     GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.


     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:


          (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and



          (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.

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     EXERCISING THE GMIB PLUS II RIDER.  If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


          (1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



AGE AT ANNUITIZATION            GUARANTEE PERIOD
--------------------            ----------------
     80.......................         9
     81.......................         8
     82.......................         7
     83.......................         6
     84-90....................         5


          (2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "ANNUITY PAYMENTS.")

These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.


     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other payout types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


     If you exercise GMIB Plus II, your annuity payments will be the greater of:

     -- the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

     -- the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")


     If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


     If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     The GMIB purchase payout rates are enhanced under the following circumstances. If:

     -- you take no withdrawals before your 60th birthday;

     -- your Contract Value is fully withdrawn at or after your 60th birthday and there is an Income Base remaining; and

     -- the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

     If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

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     TERMINATING THE GMIB PLUS II RIDER.  Except as otherwise provided in GMIB
Plus II rider, the GMIB Plus II will terminate upon the earliest of:



          a) The 30th day following the Contract Anniversary on or following your 90th birthday;


          b) The date you make a complete withdrawal of your Contract Value;

          c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB;


          d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


          e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, unless we agree otherwise;

          f) The effective date of the Guaranteed Principal Option; or

          g) The date you assign your Contract, subject to our administrative procedures.


     When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


     (See Appendix D for examples illustrating the operation of GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)



     In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.


     GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


          (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.


          (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


          (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.



          (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary that is prior to the Owner's 86th birthday.



          (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.



          (6) If you exercise the GMIB Plus I rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84--85.



          (7) Termination provision g) above does not apply, and the following replaces termination provision a), above:



             The 30th day following the Contract Anniversary on or following your 85th birthday.



          and the following replaces termination provision d), above:


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               Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.



          (8) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value among the Fixed Account and/or following subaccounts:


             (a) the MetLife Conservative Allocation Portfolio,

             (b) the MetLife Conservative to Moderate Allocation Portfolio,


             (c) the MetLife Moderate Allocation Portfolio,



             (d) the MetLife Moderate to Aggressive Allocation Portfolio,



             (e) the American Funds Moderate Allocation Portfolio,



             (f) the American Funds Balanced Allocation Portfolio,



             (g) the American Funds Growth Allocation Portfolio,



             (h) the Met/Franklin Templeton Founding Strategy Portfolio, or



             (i) the BlackRock Money Market Portfolio.


     You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.


     For Contracts issued before July 16, 2007, the enhanced GMIB purchase payout rates described under "Exercising the GMIB Plus II Rider" will not be applied.



     For Contracts issued before February 26, 2007, we offered a version of GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). (See Appendix D for examples of the GMIB.)



     For Contracts issued before February 27, 2006, you may elect an Optional Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.



DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)



     In states where approved, GMIB II is available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.


     GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

          (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

          (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


             a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and


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             b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.


          (3) There is no Guaranteed Principal Option.

          (4) There is no Optional Reset feature.


          (5) If you exercise the GMIB II rider under the life annuity with 10 years of annuity payments guaranteed option, the Guarantee Period is five years for ages 84--85.



          (6) The following replaces termination provision a), above:



     The 30th day following the Contract Anniversary on or following your 85th birthday.



          (7) The following replaces termination provision d), above:



             Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



          (8) The following replaces termination provision e), above:


             A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract.


          (9) Termination provisions f) and g), above, do not apply.



          (10) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.


     (See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I


     In states where GMIB I has been approved and GMIB II has not been approved, you can only elect GMIB I at the time you purchase the Contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.


     GMIB I is identical to GMIB II, with the following exceptions:

          (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

             a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


             b) The annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 81st birthday and 0% thereafter.


          (2) The following replaces termination provision d), above:

          Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

          (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.

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                         GUARANTEED WITHDRAWAL BENEFITS

     We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four guaranteed withdrawal benefit riders, two versions of the GWB and two versions of the LWG, available under this Contract:

     -- Lifetime Withdrawal Guarantee II ("LWG II")

     -- Lifetime Withdrawal Guarantee I ("LWG I")

     -- Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

     -- Guaranteed Withdrawal Benefit I ("GWB I")

     Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the Contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


     If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for either version of the Lifetime Withdrawal Guarantee: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). A maximum of two guaranteed withdrawal benefit riders are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


     MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")


     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

     GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.



     The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee
II -- Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II -- Remaining Guaranteed Withdrawal Amount") equals zero.



     The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit -- Guaranteed Withdrawal Amount") on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current Contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.) If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit -- Benefit Base") equals zero.



     WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")



     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



     TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.



     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required


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distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.



     Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


     (See Appendix E for examples of the GWB riders.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount . The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal.


     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value.



     7.25% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



     ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


     -- If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.



     -- If you take your first withdrawal on or after the date you reach age
       59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



     -- If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



     -- IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO
       BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


     -- At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II rider.


     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).



     In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount and Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero.



     You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).


     The Automatic Annual Step-Up will:

     -- reset the Total Guaranteed Withdrawal Amount and the Remaining
       Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals.


     -- reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
       Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal on or after the date you reach age 76); and


                                       A-72
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     -- reset the LWG II rider charge to a rate we shall determine that does not exceed the maximum charge of 1.25% (Single Life version) or 1.50% (Joint Life version), provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.


     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



     REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.


     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE
CONTRACTS--Investment Allocation Restrictions For Certain Riders".


     JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the Owner and beneficiary of the Contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.



     If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended


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to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:


          (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and


          (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

     Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

          (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

          (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

          (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);

          (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

          (5) change of the Owner or Joint Owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

          (6) the effective date of the cancellation of the rider;

          (7) termination of the Contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or

          (8) the date you assign your Contract, subject to our administrative procedures.

     Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


     ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.


     Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum

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dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

     In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.



     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.



     COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


     ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

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     AUTOMATIC ANNUAL STEP-UP.  If an Automatic Annual Step-Up occurs under the
Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


     RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Withdrawal Benefit Rider").



     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and Contract Value among the Fixed Account and/or the following Subaccounts:


          (1) MetLife Conservative Allocation Subaccount

          (2) MetLife Conservative to Moderate Allocation Subaccount

          (3) MetLife Moderate Allocation Subaccount

          (4) MetLife Moderate to Aggressive Allocation Subaccount


          (5) American Funds Moderate Allocation Subaccount



          (6) American Funds Balanced Allocation Subaccount



          (7) American Funds Growth Allocation Subaccount



          (8) Met/Franklin Templeton Founding Strategy Subaccount



          (9) BlackRock Money Market Subaccount


     You may also elect to participate in the EDCA program, provided that your destination Subaccounts are one or more of the above listed Subaccounts you have chosen. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "The Contract--Investment Allocation Restrictions For Certain Riders."

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

     The Benefit Base is equal to:

     -- Your initial purchase payment, increased by the 5% GWB Bonus Amount;

     -- Increased by each subsequent purchase payment, and by the 5% GWB Bonus
       Amount;


     -- Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and


     -- If a Benefit Paid from your Contract is not payable to the Contract
       Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant 's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See Appendix E for examples of how withdrawals affect the Benefit Base.)

     ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through

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withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and
(2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant 's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the decrease for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


     (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


     REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. You must be enrolled in the Automated Required Minimum Distribution program to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.


     GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


     OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any Contract Anniversary prior to the Owner's 86th birthday, you may elect an Optional Reset. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


     -- Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
       Contract Value on the date of the reset;

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     -- Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

     -- Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

     An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Enhanced GWB rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Contract Value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your Contract Value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


     We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) within the 30-day period ending on the day before the applicable Contract Anniversary. If the Owner is a non-natural person, the Annuitant 's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Joint Owner is used to determine the birthday. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.



     For Contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset.



     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


     TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

          (1) the date you make a full withdrawal of your Contract Value;

          (2) the date you apply all of your Contract Value to an annuity option;

          (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

          (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


          (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason;



          (6) The effective date of cancellation of the rider; or



          (7) the termination of your Contract.


     ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural

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person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

     If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


In states where the Enhanced Guaranteed Withdrawal Benefit is not yet approved, we currently offer the GWB I rider instead of the Enhanced GWB rider. This version is the same as the Enhanced GWB rider described above, except with the following differences:



          (1) there is no favorable treatment of required minimum distributions;



          (2) the GWB I rider charge continues even if your Benefit Base equals zero;



          (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;



          (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;



          (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and



          (6) we include Withdrawal Charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.



     By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your Contract. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.

     If you elect the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of the Asset Allocation subaccounts available in your Contract (the MetLife Moderate to Aggressive Allocation Subaccount and the MetLife Aggressive Allocation Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect. The Asset Allocation subaccount you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                                                          GUARANTEED AMOUNT
ASSET ALLOCATION                                           (% OF PURCHASE     YEARS TO RIDER
SUBACCOUNT                                                    PAYMENTS)       MATURITY DATE
----------------                                          -----------------   --------------
MetLife Conservative Allocation Subaccount..............        130%             10 years
MetLife Conservative to Moderate Allocation
  Subaccount............................................        120%             10 years
MetLife Moderate Allocation Subaccount..................        110%             10 years

     For more information on the Asset Allocation subaccounts, please see "Investment Advice" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

     You may elect the GMAB rider when you purchase the Contract, up through age
80. However, you may not elect the GMAB rider if you have also elected an Enhanced Death Benefit rider, GWB rider or GMIB rider.


     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.



     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.


  EXAMPLE:

          Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

     The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.


     Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

     At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

     If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

     If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

     Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.

  EXAMPLE:

          Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

          In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000
     ($11,000 - $11,000 = $0).

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


     CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.


     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status--Taxation of Non-Qualified Contracts") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS



     The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.



--------------------------------------------------------------------------------------------------------------------
                                                                                                        ACCOUNT
                                      INCOME                              WITHDRAWAL                     VALUE
                                    GUARANTEES                            GUARANTEES                   GUARANTEE
                                                                 LIFETIME
                                                                WITHDRAWAL        ENHANCED GWB
                           GMIB PLUS            GMIB             GUARANTEE              &
                            I & II             I & II             I & II              GWB I              GMAB
--------------------------------------------------------------------------------------------------------------------
 LIFETIME INCOME          Yes (after         Yes (after        Yes (if first           No                 No
                        waiting period)    waiting period)   withdrawal on or
                                                             after age 59 1/2)
--------------------------------------------------------------------------------------------------------------------
 BENEFIT RIDER                Yes                Yes                No                 No                 No
 INVOLVES
 ANNUITIZATION
--------------------------------------------------------------------------------------------------------------------
 WITHDRAWALS               Prior to           Prior to              Yes                Yes                Yes
 PERMITTED(1)            annuitization      annuitization
--------------------------------------------------------------------------------------------------------------------
 WAITING PERIOD        Must wait 10       Must wait 10       None (age 59 1/2         None             10 years
                       years to           years to           for lifetime
                       annuitize under    annuitize under    withdrawals)
                       rider; Optional    rider;
                       Step-Up(2)         Withdrawals
                       restarts waiting   available
                       period;            immediately
                       Withdrawals
                       available
                       immediately
--------------------------------------------------------------------------------------------------------------------
 RESET/STEP-UP                Yes                No                 Yes                Yes                No
--------------------------------------------------------------------------------------------------------------------
 MAY INVEST IN             Prior to           Prior to              Yes                Yes                Yes
 VARIABLE ACCOUNT        annuitization      annuitization
--------------------------------------------------------------------------------------------------------------------
 INVESTMENT                   Yes                No                 Yes                No                 Yes
 ALLOCATION
 REQUIREMENTS
--------------------------------------------------------------------------------------------------------------------
 ABILITY TO CANCEL     Yes, after 10             No          Yes, at 5th, 10th  Enhanced GWB       Yes, within 90
 RIDER                 years, can take                       & 15th Contract    only:Yes, within   days after 5th
                       lump-sum option                       Anniversary,       90 days after 5th  Contract
                       under the GPO                         annually           Contract           Anniversary
                       provisions                            thereafter; or,    Anniversary
                                                             lump-sum option
                                                             under the GPA
                                                             provisions after
                                                             15 years
--------------------------------------------------------------------------------------------------------------------
 DEATH BENEFIT         Prior to           Prior to           Contract death     Ability to         Prior to
                       annuitization,     annuitization,     benefit or         receive Benefit    annuitization,
                       Contract death     Contract death     alternate rider    Base in series of  Contract death
                       benefit            benefit            death benefit;     payments instead   benefit
                       available(3)       available(3)       ability to         of Contract death  available(3)
                                                             receive Remaining  benefit
                                                             Guaranteed
                                                             Withdrawal Amount
                                                             in series of
                                                             payments instead
                                                             of Contract death
                                                             benefit
--------------------------------------------------------------------------------------------------------------------
 CURRENT RIDER               0.80%              0.50%        LWG II: 0.65%        Enhanced GWB:          0.75%
 CHARGES(4)                                                  (single life         0.55%; GWB I:
                                                             version) or 0.85%        0.50%
                                                             (joint life
                                                             version); LWG I:
                                                             0.50% (single
                                                             life version) or
                                                             0.70% (joint life
                                                             version)
--------------------------------------------------------------------------------------------------------------------


------------


(1)Withdrawals will reduce the living and death benefits and Contract Value.


(2)For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3)If the Contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "ANNUITY PAYMENTS" and the rider descriptions for more information.


(4)Certain rider charges may increase upon a Reset or Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB II is 0.50% of the Income Base. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" and the individual rider descriptions for more information.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


          1. Plans qualified under Section 401(a) of the Code ("Qualified Plans"); and



          2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.



     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.


     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-41 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Other Tax Issues.  Qualified Contracts (including contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:


     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.


     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.



     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.



     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.


     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms (affiliated and non affiliated)will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                       THE OPERATION OF THE FIXED ACCOUNT


     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.


     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts). We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.

     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.

YIELDS

     The current yield of the BlackRock Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the BlackRock Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN


     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Variable Account and the Company in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2007 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2006, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2006. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling New England Securities Corporation, 501 Boylston St., Boston, MA 02116 1-800-777-5897 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
American Forerunner -- 1.15
  BlackRock Aggressive Growth Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    34.939028       38.800924            8,169
     1/1/2005 to 12/31/2005...............................    38.800924       42.360155           21,964
     1/1/2006 to 12/31/2006...............................    42.360155       44.585585           48,714
     1/1/2007 to 12/31/2007...............................    44.585585       52.991867           71,893
  BlackRock Bond Income Sub-Account (Class B)
     7/2/2001 to 12/31/2001...............................     3.967687        4.116167          163,045
     1/1/2002 to 12/31/2002...............................     4.116167        4.401486        1,804,114
     1/1/2003 to 12/31/2003...............................     4.401486        4.594079        4,102,407
     1/1/2004 to 12/31/2004...............................     4.594079        4.730889        5,962,426
     1/1/2005 to 12/31/2005...............................     4.730889        4.777709        7,142,220
     1/1/2006 to 12/31/2006...............................     4.777709        4.918626        7,522,271
     1/1/2007 to 12/31/2007...............................     4.918626        5.154892        7,063,348
  BlackRock Diversified Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    36.941912       39.924032           17,530
     1/1/2005 to 12/31/2005...............................    39.924032       40.581393           32,172
     1/1/2006 to 12/31/2006...............................    40.581393       44.229038           41,317
     1/1/2007 to 12/31/2007...............................    44.229038       46.176288           48,017
  BlackRock Large Cap Core Sub-Account(12)
     4/30/2007 to 12/31/2007..............................     8.290231        8.375437          475,242
  BlackRock Large Cap Sub-Account(12) (previously
     BlackRock Investment Trust Sub-Account (Class B))
     7/2/2001 to 12/31/2001...............................     7.405651        6.772638            9,147
     1/1/2002 to 12/31/2002...............................     6.772638        4.935465          174,161
     1/1/2003 to 12/31/2003...............................     4.935465        6.338206          420,746
     1/1/2004 to 12/31/2004...............................     6.338206        6.929556          622,871
     1/1/2005 to 12/31/2005...............................     6.929556        7.077751          612,453
     1/1/2006 to 12/31/2006...............................     7.077751        7.964984          514,294
     1/1/2007 to 4/27/2007................................     7.964984        8.359930                0
  BlackRock Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.074511        1.187350        1,779,030
     1/1/2005 to 12/31/2005...............................     1.187350        1.239040        3,199,011
     1/1/2006 to 12/31/2006...............................     1.239040        1.459220        4,651,289
     1/1/2007 to 12/31/2007...............................     1.459220        1.487583        6,643,621

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Large Cap Value Sub-Account (Class E)(9)
     5/1/2002 to 12/31/2002...............................     1.000000        0.793741          375,552
     1/1/2003 to 12/31/2003...............................     0.793741        1.062518        2,038,338
     1/1/2004 to 12/31/2004...............................     1.062518        1.190256        3,754,139
     1/1/2005 to 12/31/2005...............................     1.190256        1.243644        3,394,211
     1/1/2006 to 12/31/2006...............................     1.243644        1.465566        3,610,207
     1/1/2007 to 12/31/2007...............................     1.465566        1.496121        3,903,735
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     B)(8)
     5/1/2004 to 12/31/2004...............................     2.375262        2.606996          350,302
     1/1/2005 to 12/31/2005...............................     2.606996        2.751324          757,219
     1/1/2006 to 12/31/2006...............................     2.751324        2.825633          887,193
     1/1/2007 to 12/31/2007...............................     2.825633        3.307992        1,134,135
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     E)(9)
     7/2/2001 to 12/31/2001...............................     3.039302        2.779511          273,278
     1/1/2002 to 12/31/2002...............................     2.779511        1.834426        2,050,719
     1/1/2003 to 12/31/2003...............................     1.834426        2.446494        4,355,028
     1/1/2004 to 12/31/2004...............................     2.446494        2.626601        5,025,000
     1/1/2005 to 12/31/2005...............................     2.626601        2.774555        4,418,744
     1/1/2006 to 12/31/2006...............................     2.774555        2.852573        3,974,723
     1/1/2007 to 12/31/2007...............................     2.852573        3.342657        3,563,998
  BlackRock Money Market Sub-Account (Class B)
     7/2/2001 to 12/31/2001...............................     2.316804        2.332669          365,811
     1/1/2002 to 12/31/2002...............................     2.332669        2.332852        2,821,839
     1/1/2003 to 12/31/2003...............................     2.332852        2.318973        6,195,400
     1/1/2004 to 12/31/2004...............................     2.318973        2.309213        6,704,053
     1/1/2005 to 12/31/2005...............................     2.309213        2.343071        6,730,542
     1/1/2006 to 12/31/2006...............................     2.343071        2.421770        7,612,640
     1/1/2007 to 12/31/2007...............................     2.421770        2.509184        8,588,411
  BlackRock Strategic Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.626631        1.833047        2,779,549
     1/1/2005 to 12/31/2005...............................     1.833047        1.882997        5,523,544
     1/1/2006 to 12/31/2006...............................     1.882997        2.167606        6,291,565
     1/1/2007 to 12/31/2007...............................     2.167606        2.063593        6,557,708
  BlackRock Strategic Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.432285        1.403224          642,658
     1/1/2002 to 12/31/2002...............................     1.403224        1.089127        8,010,482
     1/1/2003 to 12/31/2003...............................     1.089127        1.614079       17,079,781
     1/1/2004 to 12/31/2004...............................     1.614079        1.837570       22,522,556
     1/1/2005 to 12/31/2005...............................     1.837570        1.888488       20,398,176
     1/1/2006 to 12/31/2006...............................     1.888488        2.177644       17,872,678
     1/1/2007 to 12/31/2007...............................     2.177644        2.075611       15,735,424

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Cyclical Growth and Income ETF Sub-Account
     5/1/2006 to 12/31/2006...............................    10.528821       11.195806           19,800
     1/1/2007 to 12/31/2007...............................    11.195806       11.664615           85,601
  Cyclical Growth ETF Sub-Account
     5/1/2006 to 12/31/2006...............................    10.719973       11.451405           23,293
     1/1/2007 to 12/31/2007...............................    11.451405       11.955814           46,159
  Davis Venture Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.925848        3.154211        2,118,582
     1/1/2005 to 12/31/2005...............................     3.154211        3.429931        6,914,939
     1/1/2006 to 12/31/2006...............................     3.429931        3.876398       10,590,474
     1/1/2007 to 12/31/2007...............................     3.876398        3.998279       12,408,677
  Davis Venture Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.834665        2.692750          574,764
     1/1/2002 to 12/31/2002...............................     2.692750        2.221384        4,781,789
     1/1/2003 to 12/31/2003...............................     2.221384        2.870941       11,135,852
     1/1/2004 to 12/31/2004...............................     2.870941        3.182610       14,532,812
     1/1/2005 to 12/31/2005...............................     3.182610        3.465227       14,852,787
     1/1/2006 to 12/31/2006...............................     3.465227        3.919203       14,265,655
     1/1/2007 to 12/31/2007...............................     3.919203        4.045854       13,051,767
  FI International Stock Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.221093        1.397216        1,227,378
     1/1/2005 to 12/31/2005...............................     1.397216        1.624204        3,844,781
     1/1/2006 to 12/31/2006...............................     1.624204        1.866242        5,748,730
     1/1/2007 to 12/31/2007...............................     1.866242        2.030547        6,339,042
  FI International Stock Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.286985        1.177247          302,022
     1/1/2002 to 12/31/2002...............................     1.177247        0.958679        3,281,364
     1/1/2003 to 12/31/2003...............................     0.958679        1.212108        9,382,604
     1/1/2004 to 12/31/2004...............................     1.212108        1.414070       10,047,349
     1/1/2005 to 12/31/2005...............................     1.414070        1.646785        9,262,176
     1/1/2006 to 12/31/2006...............................     1.646785        1.892721        8,542,749
     1/1/2007 to 12/31/2007...............................     1.892721        2.061892        7,354,196
  FI Large Cap Sub-Account
     5/1/2006 to 12/31/2006...............................    17.509536       17.742684            4,682
     1/1/2007 to 12/31/2007...............................    17.742684       18.191648           16,795
  FI Mid Cap Opportunities Sub-Account(4)
     5/1/2002 to 12/31/2002...............................     1.000000        0.811726          318,975
     1/1/2003 to 12/31/2003...............................     0.811726        1.140188        1,940,329
     1/1/2004 to 4/30/2004................................     1.140188        1.130795        2,954,746

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  FI Mid Cap Opportunities Sub-Account(3) (previously
     Janus Mid Cap Sub-Account)
     7/2/2001 to 12/31/2001...............................     1.899424        1.567482          164,995
     1/1/2002 to 12/31/2002...............................     1.567482        1.097491          607,378
     1/1/2003 to 12/31/2003...............................     1.097491        1.456818        1,226,037
     1/1/2004 to 12/31/2004...............................     1.456818        1.682450        4,503,752
     1/1/2005 to 12/31/2005...............................     1.682450        1.774090        4,448,034
     1/1/2006 to 12/31/2006...............................     1.774090        1.956578        4,127,653
     1/1/2007 to 12/31/2007...............................     1.956578        2.090955        3,973,228
  FI Value Leaders Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.365503        2.672659           80,300
     1/1/2005 to 12/31/2005...............................     2.672659        2.917798          476,645
     1/1/2006 to 12/31/2006...............................     2.917798        3.220868          977,870
     1/1/2007 to 12/31/2007...............................     3.220868        3.309276        1,135,793
  FI Value Leaders Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.652774        2.411394           98,150
     1/1/2002 to 12/31/2002...............................     2.411394        1.917471          342,085
     1/1/2003 to 12/31/2003...............................     1.917471        2.402457          743,172
     1/1/2004 to 12/31/2004...............................     2.402457        2.697006        1,058,978
     1/1/2005 to 12/31/2005...............................     2.697006        2.946950        1,051,934
     1/1/2006 to 12/31/2006...............................     2.946950        3.256193        1,110,483
     1/1/2007 to 12/31/2007...............................     3.256193        3.348856        1,006,488
  Franklin Templeton Small Cap Growth Sub-Account
     7/2/2001 to 12/31/2001...............................     0.954129        0.881195          178,826
     1/1/2002 to 12/31/2002...............................     0.881195        0.626836        1,795,413
     1/1/2003 to 12/31/2003...............................     0.626836        0.896067        4,615,868
     1/1/2004 to 12/31/2004...............................     0.896067        0.984537        6,743,180
     1/1/2005 to 12/31/2005...............................     0.984537        1.016048        8,146,418
     1/1/2006 to 12/31/2006...............................     1.016048        1.102095        9,589,427
     1/1/2007 to 12/31/2007...............................     1.102095        1.136435        9,641,364
  Harris Oakmark Focused Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     3.096339        3.365533        1,370,253
     1/1/2005 to 12/31/2005...............................     3.365533        3.650141        3,318,068
     1/1/2006 to 12/31/2006...............................     3.650141        4.047789        4,449,531
     1/1/2007 to 12/31/2007...............................     4.047789        3.718169        4,485,320

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Harris Oakmark Focused Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.560091        2.685571          481,964
     1/1/2002 to 12/31/2002...............................     2.685571        2.416310        4,907,449
     1/1/2003 to 12/31/2003...............................     2.416310        3.163837       11,636,252
     1/1/2004 to 12/31/2004...............................     3.163837        3.433184       14,747,612
     1/1/2005 to 12/31/2005...............................     3.433184        3.727094       13,867,196
     1/1/2006 to 12/31/2006...............................     3.727094        4.137273       12,094,110
     1/1/2007 to 12/31/2007...............................     4.137273        3.804158       10,867,283
  Harris Oakmark International Sub-Account (Class B)(6)
     5/1/2003 to 12/31/2003...............................     0.878540        1.182011        2,995,185
     1/1/2004 to 12/31/2004...............................     1.182011        1.408279        9,968,061
     1/1/2005 to 12/31/2005...............................     1.408279        1.590425       16,284,269
     1/1/2006 to 12/31/2006...............................     1.590425        2.025872       20,405,438
     1/1/2007 to 12/31/2007...............................     2.025872        1.980184       21,282,940
  Harris Oakmark International Sub-Account (Class E)(7)
     5/1/2002 to 12/31/2002...............................     1.061095        0.886504                0
     1/1/2003 to 12/31/2003...............................     0.886504        1.184423        1,543,584
     1/1/2004 to 12/31/2004...............................     1.184423        1.413075        2,533,199
     1/1/2005 to 12/31/2005...............................     1.413075        1.596359        3,197,476
     1/1/2006 to 12/31/2006...............................     1.596359        2.035584        3,474,457
     1/1/2007 to 12/31/2007...............................     2.035584        1.992066        3,459,660
  Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.230199        1.329755        2,077,579
     1/1/2005 to 12/31/2005...............................     1.329755        1.292898        6,777,537
     1/1/2006 to 12/31/2006...............................     1.292898        1.506150        7,944,239
     1/1/2007 to 12/31/2007...............................     1.506150        1.428893        8,029,025
  Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
     5/1/2002 to 12/31/2002...............................     1.194373        0.981280        1,013,132
     1/1/2003 to 12/31/2003...............................     0.981280        1.215874        8,106,150
     1/1/2004 to 12/31/2004...............................     1.215874        1.337643       11,067,763
     1/1/2005 to 12/31/2005...............................     1.337643        1.301992       11,137,622
     1/1/2006 to 12/31/2006...............................     1.301992        1.517964       10,194,359
     1/1/2007 to 12/31/2007...............................     1.517964        1.441564        8,867,641
  Janus Forty Sub-Account
     4/30/2007 to 12/31/2007..............................   155.288878      190.818735           11,955
  Jennison Growth Sub-Account (Class B)
     5/1/2005 to 12/31/2005...............................     0.412046        0.495770          372,314
     1/1/2006 to 12/31/2006...............................     0.495770        0.502487          834,092
     1/1/2007 to 12/31/2007...............................     0.502487        0.553280        1,110,375

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Jennison Growth Subaccount (Class B)(8)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class B))
     5/1/2004 to 12/31/2004...............................     0.426835        0.446336           83,090
     1/1/2005 to 4/30/2005................................     0.446336        0.407095                0
  Jennison Growth Sub-Account (Class E)
     5/1/2005 to 12/31/2005...............................     0.412329        0.496830        3,192,387
     1/1/2006 to 12/31/2006...............................     0.496830        0.503929        3,201,902
     1/1/2007 to 12/31/2007...............................     0.503929        0.555641        2,656,436
  Jennison Growth Subaccount (Class E)(9)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class E))
     7/2/2001 to 12/31/2001...............................     0.576172        0.494394          357,289
     1/1/2002 to 12/31/2002...............................     0.494394        0.347152        1,678,334
     1/1/2003 to 12/31/2003...............................     0.347152        0.431385        3,578,139
     1/1/2004 to 12/31/2004...............................     0.431385        0.446340        3,453,420
     1/1/2005 to 4/30/2005................................     0.446340        0.411153                0
  Lazard Mid Cap Sub-Account
     5/1/2002 to 12/31/2002...............................     1.141290        0.969569          430,746
     1/1/2003 to 12/31/2003...............................     0.969569        1.209365        3,066,916
     1/1/2004 to 12/31/2004...............................     1.209365        1.367680        5,283,165
     1/1/2005 to 12/31/2005...............................     1.367680        1.461043        5,799,526
     1/1/2006 to 12/31/2006...............................     1.461043        1.656344        6,140,949
     1/1/2007 to 12/31/2007...............................     1.656344        1.592926        7,222,657
  Legg Mason Partners Aggressive Growth Sub-Account(5)
     7/2/2001 to 12/31/2001...............................     0.952135        0.775990          338,843
     1/1/2002 to 12/31/2002...............................     0.775990        0.530690        1,339,061
     1/1/2003 to 12/31/2003...............................     0.530690        0.681507        2,098,484
     1/1/2004 to 12/31/2004...............................     0.681507        0.730558        2,428,212
     1/1/2005 to 12/31/2005...............................     0.730558        0.820277        2,795,359
     1/1/2006 to 12/31/2006...............................     0.820277        0.796827        3,757,688
     1/1/2007 to 12/31/2007...............................     0.796827        0.805523        3,722,075
  Legg Mason Value Equity Sub-Account
     5/1/2006 to 12/31/2006...............................     9.519843       10.222985           69,097
     1/1/2007 to 12/31/2007...............................    10.222985        9.508568           96,051
  Lehman Brothers(R) Aggregate Bond Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.104444        1.137661          214,731
     1/1/2002 to 12/31/2002...............................     1.137661        1.236460        3,314,448
     1/1/2003 to 12/31/2003...............................     1.236460        1.263646        9,580,256
     1/1/2004 to 12/31/2004...............................     1.263646        1.297178       11,900,128
     1/1/2005 to 12/31/2005...............................     1.297178        1.306147       14,339,751
     1/1/2006 to 12/31/2006...............................     1.306147        1.340487       15,246,938
     1/1/2007 to 12/31/2007...............................     1.340487        1.413341       14,789,032

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Loomis Sayles Small Cap Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.401208        2.725367          300,389
     1/1/2005 to 12/31/2005...............................     2.725367        2.874174        1,328,797
     1/1/2006 to 12/31/2006...............................     2.874174        3.307237        2,293,441
     1/1/2007 to 12/31/2007...............................     3.307237        3.649272        2,877,648
  Loomis Sayles Small Cap Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.417476        2.290434          145,572
     1/1/2002 to 12/31/2002...............................     2.290434        1.774194        1,198,186
     1/1/2003 to 12/31/2003...............................     1.774194        2.390252        3,539,781
     1/1/2004 to 12/31/2004...............................     2.390252        2.745768        4,603,794
     1/1/2005 to 12/31/2005...............................     2.745768        2.898261        4,742,441
     1/1/2006 to 12/31/2006...............................     2.898261        3.338152        4,422,117
     1/1/2007 to 12/31/2007...............................     3.338152        3.686879        3,933,129
  Lord Abbett Bond Debenture Sub-Account
     7/2/2001 to 12/31/2001...............................     1.380912        1.390396           52,634
     1/1/2002 to 12/31/2002...............................     1.390396        1.366619          963,586
     1/1/2003 to 12/31/2003...............................     1.366619        1.609827        4,577,028
     1/1/2004 to 12/31/2004...............................     1.609827        1.721334        9,039,529
     1/1/2005 to 12/31/2005...............................     1.721334        1.727117       12,161,562
     1/1/2006 to 12/31/2006...............................     1.727117        1.863611       14,355,332
     1/1/2007 to 12/31/2007...............................     1.863611        1.962852       15,753,529
  Met/AIM Small Cap Growth Sub-Account
     5/1/2002 to 12/31/2002...............................     1.123754        0.849902          651,148
     1/1/2003 to 12/31/2003...............................     0.849902        1.166732        2,056,754
     1/1/2004 to 12/31/2004...............................     1.166732        1.227546        2,741,236
     1/1/2005 to 12/31/2005...............................     1.227546        1.313857        3,080,384
     1/1/2006 to 12/31/2006...............................     1.313857        1.483088        2,830,369
     1/1/2007 to 12/31/2007...............................     1.483088        1.628351        2,498,856
  MetLife Aggressive Portfolio
     5/1/2005 to 12/31/2005...............................     9.999055       11.169288           24,530
     1/1/2006 to 12/31/2006...............................    11.169288       12.770955          349,460
     1/1/2007 to 12/31/2007...............................    12.770955       13.036832          595,402
  MetLife Conservative Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.999055       10.317034            7,268
     1/1/2006 to 12/31/2006...............................    10.317034       10.902214           59,113
     1/1/2007 to 12/31/2007...............................    10.902214       11.377287          282,342
  MetLife Conservative to Moderate Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.999055       10.535322          151,983
     1/1/2006 to 12/31/2006...............................    10.535322       11.396525          542,136
     1/1/2007 to 12/31/2007...............................    11.396525       11.807528        1,911,543

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MetLife Mid Cap Stock Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.053577        1.033682          118,901
     1/1/2002 to 12/31/2002...............................     1.033682        0.867483        1,826,447
     1/1/2003 to 12/31/2003...............................     0.867483        1.153856        4,894,484
     1/1/2004 to 12/31/2004...............................     1.153856        1.319938        7,335,056
     1/1/2005 to 12/31/2005...............................     1.319938        1.461744        8,344,977
     1/1/2006 to 12/31/2006...............................     1.461744        1.587065        9,084,788
     1/1/2007 to 12/31/2007...............................     1.587065        1.686745        8,784,510
  MetLife Moderate Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.999055       10.766505          830,877
     1/1/2006 to 12/31/2006...............................    10.766505       11.903852        2,840,488
     1/1/2007 to 12/31/2007...............................    11.903852       12.278437        6,984,165
  MetLife Moderate to Aggressive Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.999055       10.992739          483,478
     1/1/2006 to 12/31/2006...............................    10.992739       12.412295        3,516,873
     1/1/2007 to 12/31/2007...............................    12.412295       12.741993       13,893,994
  MetLife Stock Index Sub-Account
     7/2/2001 to 12/31/2001...............................     3.893357        3.611327          114,642
     1/1/2002 to 12/31/2002...............................     3.611327        2.766162        1,416,238
     1/1/2003 to 12/31/2003...............................     2.766162        3.496726        3,440,780
     1/1/2004 to 12/31/2004...............................     3.496726        3.811946        5,142,665
     1/1/2005 to 12/31/2005...............................     3.811946        3.933377        5,401,947
     1/1/2006 to 12/31/2006...............................     3.933377        4.479032        5,242,174
     1/1/2007 to 12/31/2007...............................     4.479032        4.647803        4,774,960
  MFS(R) Investors Trust Sub-Account (Class B)(11)
     5/1/2004 to 12/31/2004...............................     7.787457        8.647002            9,665
     1/1/2005 to 12/31/2005...............................     8.647002        9.138390           20,535
     1/1/2006 to 4/30/2006................................     9.138390        9.558607           29,169
  MFS(R) Investors Trust Sub-Account (Class E)(11)
     7/2/2001 to 12/31/2001...............................     0.899677        0.835089          110,905
     1/1/2002 to 12/31/2002...............................     0.835089        0.658445          813,019
     1/1/2003 to 12/31/2003...............................     0.658445        0.790862        2,467,604
     1/1/2004 to 12/31/2004...............................     0.790862        0.869966        4,638,502
     1/1/2005 to 12/31/2005...............................     0.869966        0.921227        4,584,532
     1/1/2006 to 4/30/2006................................     0.921227        0.963902                0
  MFS(R) Investors Trust Sub-Account(2)(11) (previously
     MFS(R) Research Managers Sub-Account)
     7/2/2001 to 12/31/2001...............................     0.981512        0.881931           14,318
     1/1/2002 to 12/31/2002...............................     0.881931        0.660811          488,204
     1/1/2003 to 12/31/2003...............................     0.660811        0.809503        1,444,156
     1/1/2004 to 4/30/2004................................     0.809503        0.824834        1,931,513

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MFS(R) Research International Sub-Account
     7/2/2001 to 12/31/2001...............................     0.927492        0.849709           93,021
     1/1/2002 to 12/31/2002...............................     0.849709        0.740863        1,816,147
     1/1/2003 to 12/31/2003...............................     0.740863        0.967070        5,529,748
     1/1/2004 to 12/31/2004...............................     0.967070        1.142973        8,360,916
     1/1/2005 to 12/31/2005...............................     1.142973        1.315501       10,997,444
     1/1/2006 to 12/31/2006...............................     1.315501        1.645958       12,926,162
     1/1/2007 to 12/31/2007...............................     1.645958        1.843291       13,818,599
  MFS(R) Total Return Sub-Account
     5/1/2004 to 12/31/2004...............................     3.836332        4.178340        2,030,803
     1/1/2005 to 12/31/2005...............................     4.178340        4.248456        2,996,302
     1/1/2006 to 12/31/2006...............................     4.248456        4.701210        3,176,630
     1/1/2007 to 12/31/2007...............................     4.701210        4.838519        3,226,616
  MFS(R) Total Return Sub-Account(1) (previously Balanced
     Sub-Account)
     7/2/2001 to 12/31/2001...............................     1.524385        1.498783           35,048
     1/1/2002 to 12/31/2002...............................     1.498783        1.278296        1,327,453
     1/1/2003 to 12/31/2003...............................     1.278296        1.511755        3,446,285
     1/1/2004 to 4/30/2004................................     1.511755        1.499786        4,349,772
  Morgan Stanley EAFE(R) Index Sub-Account
     7/2/2001 to 12/31/2001...............................     0.950882        0.858225           78,621
     1/1/2002 to 12/31/2002...............................     0.858225        0.706210        1,730,884
     1/1/2003 to 12/31/2003...............................     0.706210        0.957843        5,478,996
     1/1/2004 to 12/31/2004...............................     0.957843        1.129340        8,721,376
     1/1/2005 to 12/31/2005...............................     1.129340        1.260846       10,320,319
     1/1/2006 to 12/31/2006...............................     1.260846        1.563644       11,042,309
     1/1/2007 to 12/31/2007...............................     1.563644        1.708280       11,955,730
  Neuberger Berman Mid Cap Value Sub-Account
     7/2/2001 to 12/31/2001...............................     1.561179        1.512612           63,321
     1/1/2002 to 12/31/2002...............................     1.512612        1.347093          805,768
     1/1/2003 to 12/31/2003...............................     1.347093        1.813282        2,573,919
     1/1/2004 to 12/31/2004...............................     1.813282        2.198692        5,209,970
     1/1/2005 to 12/31/2005...............................     2.198692        2.432881        8,256,813
     1/1/2006 to 12/31/2006...............................     2.432881        2.674453        9,986,489
     1/1/2007 to 12/31/2007...............................     2.674453        2.728070       10,970,053
  Neuberger Berman Real Estate Sub-Account
     5/1/2004 to 12/31/2004...............................     9.999055       12.855176          389,828
     1/1/2005 to 12/31/2005...............................    12.855176       14.397050        1,237,659
     1/1/2006 to 12/31/2006...............................    14.397050       19.581741        1,855,516
     1/1/2007 to 12/31/2007...............................    19.581741       16.451894        1,946,537

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Oppenheimer Capital Appreciation Sub-Account
     5/1/2005 to 12/31/2005...............................     8.032014        8.735738           29,894
     1/1/2006 to 12/31/2006...............................     8.735738        9.293841           78,596
     1/1/2007 to 12/31/2007...............................     9.293841       10.499744          169,622
  Oppenheimer Global Equity Sub-Account
     5/1/2004 to 12/31/2004...............................    12.983513       15.001713            7,183
     1/1/2005 to 12/31/2005...............................    15.001713       17.200474           75,986
     1/1/2006 to 12/31/2006...............................    17.200474       19.784749          221,134
     1/1/2007 to 12/31/2007...............................    19.784749       20.781961          304,771
  PIMCO Inflation Protection Bond Sub-Account
     5/1/2006 to 12/31/2006...............................    11.078325       11.205166           64,045
     1/1/2007 to 12/31/2007...............................    11.205166       12.272379          151,478
  PIMCO Total Return Sub-Account
     7/2/2001 to 12/31/2001...............................     1.008542        1.056063        1,136,384
     1/1/2002 to 12/31/2002...............................     1.056063        1.141013        9,603,432
     1/1/2003 to 12/31/2003...............................     1.141013        1.176541       29,020,116
     1/1/2004 to 12/31/2004...............................     1.176541        1.220981       42,539,683
     1/1/2005 to 12/31/2005...............................     1.220981        1.234188       53,067,828
     1/1/2006 to 12/31/2006...............................     1.234188        1.275235       56,248,053
     1/1/2007 to 12/31/2007...............................     1.275235        1.355933       55,723,578
  RCM Technology Sub-Account
     7/2/2001 to 12/31/2001...............................     0.758624        0.610749          236,284
     1/1/2002 to 12/31/2002...............................     0.610749        0.297468        1,811,806
     1/1/2003 to 12/31/2003...............................     0.297468        0.463355        6,874,562
     1/1/2004 to 12/31/2004...............................     0.463355        0.438292       12,237,593
     1/1/2005 to 12/31/2005...............................     0.438292        0.481024       11,341,203
     1/1/2006 to 12/31/2006...............................     0.481024        0.500963       11,210,671
     1/1/2007 to 12/31/2007...............................     0.500963        0.651313       11,514,422
  Russell 2000(R) Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.226300        1.193861          176,064
     1/1/2002 to 12/31/2002...............................     1.193861        0.936873        1,652,423
     1/1/2003 to 12/31/2003...............................     0.936873        1.349540        4,202,177
     1/1/2004 to 12/31/2004...............................     1.349540        1.566231        7,033,204
     1/1/2005 to 12/31/2005...............................     1.566231        1.614955        8,067,607
     1/1/2006 to 12/31/2006...............................     1.614955        1.877218        8,902,863
     1/1/2007 to 12/31/2007...............................     1.877218        1.824009        8,818,796
  T. Rowe Price Large Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.132121        1.228822        1,449,526
     1/1/2005 to 12/31/2005...............................     1.228822        1.291677        5,547,726
     1/1/2006 to 12/31/2006...............................     1.291677        1.441446        7,160,330
     1/1/2007 to 12/31/2007...............................     1.441446        1.555276        8,008,961

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  T. Rowe Price Mid Cap Growth Sub-Account
     7/2/2001 to 12/31/2001...............................     0.931854        0.825551           41,122
     1/1/2002 to 12/31/2002...............................     0.825551        0.456708        1,655,011
     1/1/2003 to 12/31/2003...............................     0.456708        0.616917        5,668,644
     1/1/2004 to 12/31/2004...............................     0.616917        0.718542       12,901,702
     1/1/2005 to 12/31/2005...............................     0.718542        0.814249       19,229,605
     1/1/2006 to 12/31/2006...............................     0.814249        0.854583       23,043,363
     1/1/2007 to 12/31/2007...............................     0.854583        0.993758       25,073,979
  T. Rowe Price Small Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.260567        1.346140          151,024
     1/1/2005 to 12/31/2005...............................     1.346140        1.473388          708,562
     1/1/2006 to 12/31/2006...............................     1.473388        1.509438        1,478,571
     1/1/2007 to 12/31/2007...............................     1.509438        1.634326        1,792,516
     Western Asset Management Strategic Bond Opportunities
       Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.910648        2.028901        1,435,056
     1/1/2005 to 12/31/2005...............................     2.028901        2.057148        4,955,681
     1/1/2006 to 12/31/2006...............................     2.057148        2.131819        7,685,962
     1/1/2007 to 12/31/2007...............................     2.131819        2.185365        8,845,406
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class B)(9)
     7/2/2001 to 12/31/2001...............................     1.578946        1.617493          180,096
     1/1/2002 to 12/31/2002...............................     1.617493        1.748698        1,639,255
     1/1/2003 to 12/31/2003...............................     1.748698        1.944727        5,507,868
     1/1/2004 to 12/31/2004...............................     1.944727        2.046945        8,185,861
     1/1/2005 to 12/31/2005...............................     2.046945        2.077677        8,394,205
     1/1/2006 to 12/31/2006...............................     2.077677        2.153702        7,962,524
     1/1/2007 to 12/31/2007...............................     2.153702        2.211727        7,864,990
  Western Asset Management U.S. Government Sub-Account
     (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.579245        1.619580        2,054,332
     1/1/2005 to 12/31/2005...............................     1.619580        1.623381        6,607,389
     1/1/2006 to 12/31/2006...............................     1.623381        1.667697        8,653,084
     1/1/2007 to 12/31/2007...............................     1.667697        1.715019        8,732,679

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Western Asset Management U.S. Government Sub-Account
     (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.458588        1.504288          871,165
     1/1/2002 to 12/31/2002...............................     1.504288        1.600458        4,380,584
     1/1/2003 to 12/31/2003...............................     1.600458        1.606657       10,414,448
     1/1/2004 to 12/31/2004...............................     1.606657        1.632791       12,063,010
     1/1/2005 to 12/31/2005...............................     1.632791        1.639669       11,770,403
     1/1/2006 to 12/31/2006...............................     1.639669        1.685404       10,745,311
     1/1/2007 to 12/31/2007...............................     1.685404        1.734878        9,495,932



                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
American Forerunner -- 1.40
  American Funds Bond Sub-Account
     5/1/2006 to 12/31/2006...............................    14.825548       15.562026          165,796
     1/1/2007 to 12/31/2007...............................    15.562026       15.855269          691,490
  American Funds Global Small Capitalization Sub-Account
     7/2/2001 to 12/31/2001...............................     1.467879        1.354969          174,008
     1/1/2002 to 12/31/2002...............................     1.354969        1.081548        2,084,831
     1/1/2003 to 12/31/2003...............................     1.081548        1.637421        4,945,481
     1/1/2004 to 12/31/2004...............................     1.637421        1.951751        9,266,699
     1/1/2005 to 12/31/2005...............................     1.951751        2.412643       12,165,119
     1/1/2006 to 12/31/2006...............................     2.412643        2.951478       15,102,207
     1/1/2007 to 12/31/2007...............................     2.951478        3.533839       16,495,469
  American Funds Growth Sub-Account
     7/2/2001 to 12/31/2001...............................    12.984914       11.482595           92,536
     1/1/2002 to 12/31/2002...............................    11.482595        8.553837        1,339,395
     1/1/2003 to 12/31/2003...............................     8.553837       11.539710        3,886,871
     1/1/2004 to 12/31/2004...............................    11.539710       12.800876        6,318,658
     1/1/2005 to 12/31/2005...............................    12.800876       14.667370        7,944,020
     1/1/2006 to 12/31/2006...............................    14.667370       15.941872        8,793,027
     1/1/2007 to 12/31/2007...............................    15.941872       17.660120        8,829,483

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  American Funds Growth-Income Sub-Account
     7/2/2001 to 12/31/2001...............................     8.799275        8.540624          110,485
     1/1/2002 to 12/31/2002...............................     8.540624        6.876924        1,449,139
     1/1/2003 to 12/31/2003...............................     6.876924        8.980345        4,125,345
     1/1/2004 to 12/31/2004...............................     8.980345        9.773854        6,296,437
     1/1/2005 to 12/31/2005...............................     9.773854       10.200482        7,723,449
     1/1/2006 to 12/31/2006...............................    10.200482       11.588340        8,088,661
     1/1/2007 to 12/31/2007...............................    11.588340       12.002585        7,801,254


---------------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

 (10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

 (13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES

           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                        CONDENSED FINANCIAL INFORMATION


                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
American Forerunner -- 2.20
  BlackRock Aggressive Growth Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    29.528498       32.564802              0
     1/1/2005 to 12/31/2005...............................    32.564802       35.181834            324
     1/1/2006 to 12/31/2006...............................    35.181834       36.644245            972
     1/1/2007 to 12/31/2007...............................    36.644245       43.096000          1,142
  BlackRock Bond Income Sub-Account (Class B)
     7/2/2001 to 12/31/2001...............................     3.289752        3.395052              0
     1/1/2002 to 12/31/2002...............................     3.395052        3.592471              0
     1/1/2003 to 12/31/2003...............................     3.592471        3.710502          9,484
     1/1/2004 to 12/31/2004...............................     3.710502        3.780980         20,644
     1/1/2005 to 12/31/2005...............................     3.780980        3.778624         21,119
     1/1/2006 to 12/31/2006...............................     3.778624        3.849555         13,969
     1/1/2007 to 12/31/2007...............................     3.849555        3.992112         16,300
  BlackRock Diversified Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    30.635232       32.878595            415
     1/1/2005 to 12/31/2005...............................    32.878595       33.071886             91
     1/1/2006 to 12/31/2006...............................    33.071886       35.669174            338
     1/1/2007 to 12/31/2007...............................    35.669174       36.848524            321
  BlackRock Large Cap Core Sub-Account(12)
     4/30/2007 to 12/31/2007..............................     6.452878        6.473410          1,846
  BlackRock Large Cap Sub-Account(12) (previously
     BlackRock Investment Trust Sub-Account (Class B))
     7/2/2001 to 12/31/2001...............................     6.128417        5.575148              0
     1/1/2002 to 12/31/2002...............................     5.575148        4.020285              0
     1/1/2003 to 12/31/2003...............................     4.020285        5.109056              0
     1/1/2004 to 12/31/2004...............................     5.109056        5.527244              0
     1/1/2005 to 12/31/2005...............................     5.527244        5.586658              0
     1/1/2006 to 12/31/2006...............................     5.586658        6.221507          1,904
     1/1/2007 to 4/27/2007................................     6.221507        6.507696              0
  BlackRock Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.052091        1.154511              0
     1/1/2005 to 12/31/2005...............................     1.154511        1.192227          6,810
     1/1/2006 to 12/31/2006...............................     1.192227        1.389468         84,147
     1/1/2007 to 12/31/2007...............................     1.389468        1.401599        176,220

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Large Cap Value Sub-Account (Class E)(9)
     5/1/2002 to 12/31/2002...............................     1.000000        0.788172              0
     1/1/2003 to 12/31/2003...............................     0.788172        1.044060          7,861
     1/1/2004 to 12/31/2004...............................     1.044060        1.157334         15,772
     1/1/2005 to 12/31/2005...............................     1.157334        1.196654         33,539
     1/1/2006 to 12/31/2006...............................     1.196654        1.395508         34,537
     1/1/2007 to 12/31/2007...............................     1.395508        1.409640         35,649
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     B)(8) 5/1/2004 to 12/31/2004.........................     2.149498        2.342840          3,511
     1/1/2005 to 12/31/2005...............................     2.342840        2.446796         13,081
     1/1/2006 to 12/31/2006...............................     2.446796        2.486696         20,230
     1/1/2007 to 12/31/2007...............................     2.486696        2.880635         22,491
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     E)(9)
     7/2/2001 to 12/31/2001...............................     2.833690        2.577886              0
     1/1/2002 to 12/31/2002...............................     2.577886        1.683547              0
     1/1/2003 to 12/31/2003...............................     1.683547        2.221857          3,020
     1/1/2004 to 12/31/2004...............................     2.221857        2.360447         19,886
     1/1/2005 to 12/31/2005...............................     2.360447        2.467444         28,901
     1/1/2006 to 12/31/2006...............................     2.467444        2.510392         28,727
     1/1/2007 to 12/31/2007...............................     2.510392        2.910806         28,587
  BlackRock Money Market Sub-Account (Class B)
     7/2/2001 to 12/31/2001...............................     1.920674        1.923760              0
     1/1/2002 to 12/31/2002...............................     1.923760        1.903818              0
     1/1/2003 to 12/31/2003...............................     1.903818        1.872726         31,002
     1/1/2004 to 12/31/2004...............................     1.872726        1.845312         64,852
     1/1/2005 to 12/31/2005...............................     1.845312        1.852865         41,252
     1/1/2006 to 12/31/2006...............................     1.852865        1.895153         45,608
     1/1/2007 to 12/31/2007...............................     1.895153        1.942941         43,463
  BlackRock Strategic Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.562518        1.748585        137,836
     1/1/2005 to 12/31/2005...............................     1.748585        1.777530        168,944
     1/1/2006 to 12/31/2006...............................     1.777530        2.024884         78,843
     1/1/2007 to 12/31/2007...............................     2.024884        1.907462        104,899
  BlackRock Strategic Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.417468        1.381413              0
     1/1/2002 to 12/31/2002...............................     1.381413        1.060973              0
     1/1/2003 to 12/31/2003...............................     1.060973        1.555960         21,326
     1/1/2004 to 12/31/2004...............................     1.555960        1.752858         41,566
     1/1/2005 to 12/31/2005...............................     1.752858        1.782672         53,701
     1/1/2006 to 12/31/2006...............................     1.782672        2.034215         54,698
     1/1/2007 to 12/31/2007...............................     2.034215        1.918527         52,037

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Cyclical Growth and Income ETF Sub-Account
     5/1/2006 to 12/31/2006...............................    10.464513       11.050225              0
     1/1/2007 to 12/31/2007...............................    11.050225       11.392034              0
  Cyclical Growth ETF Sub-Account
     5/1/2006 to 12/31/2006...............................    10.654502       11.302506              0
     1/1/2007 to 12/31/2007...............................    11.302506       11.676430              0
  Davis Venture Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.647827        2.834688         41,463
     1/1/2005 to 12/31/2005...............................     2.834688        3.050386         79,987
     1/1/2006 to 12/31/2006...............................     3.050386        3.411548        203,065
     1/1/2007 to 12/31/2007...............................     3.411548        3.481854         89,779
  Davis Venture Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.642938        2.497466              0
     1/1/2002 to 12/31/2002...............................     2.497466        2.038732              0
     1/1/2003 to 12/31/2003...............................     2.038732        2.607387         18,677
     1/1/2004 to 12/31/2004...............................     2.607387        2.860180        231,327
     1/1/2005 to 12/31/2005...............................     2.860180        3.081745         37,707
     1/1/2006 to 12/31/2006...............................     3.081745        3.449185         37,725
     1/1/2007 to 12/31/2007...............................     3.449185        3.523249         37,901
  FI International Stock Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.065074        1.210240         38,955
     1/1/2005 to 12/31/2005...............................     1.210240        1.392205         29,796
     1/1/2006 to 12/31/2006...............................     1.392205        1.583009         57,536
     1/1/2007 to 12/31/2007...............................     1.583009        1.704290         83,475
  FI International Stock Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.156531        1.052366              0
     1/1/2002 to 12/31/2002...............................     1.052366        0.848021              0
     1/1/2003 to 12/31/2003...............................     0.848021        1.061006          2,237
     1/1/2004 to 12/31/2004...............................     1.061006        1.224834          2,228
     1/1/2005 to 12/31/2005...............................     1.224834        1.411556          2,219
     1/1/2006 to 12/31/2006...............................     1.411556        1.605463          2,210
     1/1/2007 to 12/31/2007...............................     1.605463        1.730593          2,200
  FI Large Cap Sub-Account
     5/1/2006 to 12/31/2006...............................    15.818357       15.917739              0
     1/1/2007 to 12/31/2007...............................    15.917739       16.149075              0
  FI Mid Cap Opportunities Sub-Account(4)
     5/1/2002 to 12/31/2002...............................     1.000000        0.806033              0
     1/1/2003 to 12/31/2003...............................     0.806033        1.120382          6,352
     1/1/2004 to 04/30/2004...............................     1.120382        1.107324         40,828

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  FI Mid Cap Opportunities Sub-Account(3) (previously
     Janus Mid Cap Sub-Account)
     7/2/2001 to 12/31/2001...............................     1.814885        1.489847              0
     1/1/2002 to 12/31/2002...............................     1.489847        1.032208              0
     1/1/2003 to 12/31/2003...............................     1.032208        1.355874          3,788
     1/1/2004 to 12/31/2004...............................     1.355874        1.549471        125,500
     1/1/2005 to 12/31/2005...............................     1.549471        1.616856        127,987
     1/1/2006 to 12/31/2006...............................     1.616856        1.764590         47,680
     1/1/2007 to 12/31/2007...............................     1.764590        1.865975         67,363
  FI Value Leaders Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.107115        2.364207            607
     1/1/2005 to 12/31/2005...............................     2.364207        2.554180          3,873
     1/1/2006 to 12/31/2006...............................     2.554180        2.790114         33,250
     1/1/2007 to 12/31/2007...............................     2.790114        2.836590         42,859
  FI Value Leaders Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.434601        2.201472              0
     1/1/2002 to 12/31/2002...............................     2.201472        1.732236              0
     1/1/2003 to 12/31/2003...............................     1.732236        2.147737              0
     1/1/2004 to 12/31/2004...............................     2.147737        2.385812          3,016
     1/1/2005 to 12/31/2005...............................     2.385812        2.579773         11,374
     1/1/2006 to 12/31/2006...............................     2.579773        2.820795         11,374
     1/1/2007 to 12/31/2007...............................     2.820795        2.870598         11,374
  Franklin Templeton Small Cap Growth Sub-Account
     7/2/2001 to 12/31/2001...............................     0.952424        0.875004              0
     1/1/2002 to 12/31/2002...............................     0.875004        0.615917              0
     1/1/2003 to 12/31/2003...............................     0.615917        0.871274          6,247
     1/1/2004 to 12/31/2004...............................     0.871274        0.947272        166,064
     1/1/2005 to 12/31/2005...............................     0.947272        0.967412        215,948
     1/1/2006 to 12/31/2006...............................     0.967412        1.038404        104,112
     1/1/2007 to 12/31/2007...............................     1.038404        1.059511        109,626
  Harris Oakmark Focused Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.758183        2.977180         37,105
     1/1/2005 to 12/31/2005...............................     2.977180        3.195328         55,264
     1/1/2006 to 12/31/2006...............................     3.195328        3.506527         53,467
     1/1/2007 to 12/31/2007...............................     3.506527        3.187138         19,925

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Harris Oakmark Focused Value Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.349496        2.451764              0
     1/1/2002 to 12/31/2002...............................     2.451764        2.182873              0
     1/1/2003 to 12/31/2003...............................     2.182873        2.828363         63,108
     1/1/2004 to 12/31/2004...............................     2.828363        3.037004         67,383
     1/1/2005 to 12/31/2005...............................     3.037004        3.262671         27,710
     1/1/2006 to 12/31/2006...............................     3.262671        3.584022         25,192
     1/1/2007 to 12/31/2007...............................     3.584022        3.260825         15,910
  Harris Oakmark International Sub-Account (Class B)(6)
     5/1/2003 to 12/31/2003...............................     0.864265        1.154680              0
     1/1/2004 to 12/31/2004...............................     1.154680        1.361315        154,133
     1/1/2005 to 12/31/2005...............................     1.361315        1.521381        224,942
     1/1/2006 to 12/31/2006...............................     1.521381        1.917749        201,589
     1/1/2007 to 12/31/2007...............................     1.917749        1.854805        212,077
  Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.161353        1.246630         19,747
     1/1/2005 to 12/31/2005...............................     1.246630        1.199452        100,954
     1/1/2006 to 12/31/2006...............................     1.199452        1.382742         80,480
     1/1/2007 to 12/31/2007...............................     1.382742        1.298036         78,045
  Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
     5/1/2002 to 12/31/2002...............................     1.151561        0.939474              0
     1/1/2003 to 12/31/2003...............................     0.939474        1.151927          7,851
     1/1/2004 to 12/31/2004...............................     1.151927        1.254021         17,337
     1/1/2005 to 12/31/2005...............................     1.254021        1.207886         34,074
     1/1/2006 to 12/31/2006...............................     1.207886        1.393585         12,219
     1/1/2007 to 12/31/2007...............................     1.393585        1.309543         12,245
  Janus Forty Sub-Account
     4/30/2007 to 12/31/2007..............................   119.280338      145.542773            505
  Jennison Growth Sub-Account (Class B)
     5/1/2005 to 12/31/2005...............................     0.390922        0.467096         40,374
     1/1/2006 to 12/31/2006...............................     0.467096        0.468491         41,226
     1/1/2007 to 12/31/2007...............................     0.468491        0.510431         42,167
  Jennison Growth Subaccount (Class B)(8)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class B))
     5/1/2004 to 12/31/2004...............................     0.409218        0.424945              0
     1/1/2005 to 04/30/2005...............................     0.424945        0.386270              0
  Jennison Growth Sub-Account (Class E)
     5/1/2005 to 12/31/2005...............................     0.391191        0.468094         13,393
     1/1/2006 to 12/31/2006...............................     0.468094        0.469834         13,959
     1/1/2007 to 12/31/2007...............................     0.469834        0.512608         13,935

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Jennison Growth Subaccount (Class E)(9)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class E))
     7/2/2001 to 12/31/2001...............................     0.569116        0.485780              0
     1/1/2002 to 12/31/2002...............................     0.485780        0.337533              0
     1/1/2003 to 12/31/2003...............................     0.337533        0.415056         12,375
     1/1/2004 to 12/31/2004...............................     0.415056        0.424948         13,323
     1/1/2005 to 04/30/2005...............................     0.424948        0.390108              0
  Lazard Mid Cap Sub-Account
     5/1/2002 to 12/31/2002...............................     1.134614        0.957136              0
     1/1/2003 to 12/31/2003...............................     0.957136        1.181399              0
     1/1/2004 to 12/31/2004...............................     1.181399        1.322062          2,144
     1/1/2005 to 12/31/2005...............................     1.322062        1.397607          2,133
     1/1/2006 to 12/31/2006...............................     1.397607        1.567929         57,788
     1/1/2007 to 12/31/2007...............................     1.567929        1.492057         80,480
  Legg Mason Partners Aggressive Growth Sub-Account(5)
     7/2/2001 to 12/31/2001...............................     0.950434        0.770544              0
     1/1/2002 to 12/31/2002...............................     0.770544        0.521447              0
     1/1/2003 to 12/31/2003...............................     0.521447        0.662628              0
     1/1/2004 to 12/31/2004...............................     0.662628        0.702881          5,165
     1/1/2005 to 12/31/2005...............................     0.702881        0.780985         12,328
     1/1/2006 to 12/31/2006...............................     0.780985        0.750752         77,494
     1/1/2007 to 12/31/2007...............................     0.750752        0.750973         79,346
  Legg Mason Value Equity Sub-Account
     5/1/2006 to 12/31/2006...............................     8.844334        9.431696              0
     1/1/2007 to 12/31/2007...............................     9.431696        8.680398            932
  Lehman Brothers(R) Aggregate Bond Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.074285        1.100823              0
     1/1/2002 to 12/31/2002...............................     1.100823        1.183930              0
     1/1/2003 to 12/31/2003...............................     1.183930        1.197322        233,953
     1/1/2004 to 12/31/2004...............................     1.197322        1.216221         52,976
     1/1/2005 to 12/31/2005...............................     1.216221        1.211873         71,366
     1/1/2006 to 12/31/2006...............................     1.211873        1.230779         70,018
     1/1/2007 to 12/31/2007...............................     1.230779        1.284048        105,888
  Loomis Sayles Small Cap Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.161605        2.436398              0
     1/1/2005 to 12/31/2005...............................     2.436398        2.542675          5,528
     1/1/2006 to 12/31/2006...............................     2.542675        2.895310         16,644
     1/1/2007 to 12/31/2007...............................     2.895310        3.161190         30,241

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Loomis Sayles Small Cap Sub-Account (Class E)(9)
     7/2/2001 to 12/31/2001...............................     2.242109        2.113147              0
     1/1/2002 to 12/31/2002...............................     2.113147        1.619735              0
     1/1/2003 to 12/31/2003...............................     1.619735        2.159414          2,425
     1/1/2004 to 12/31/2004...............................     2.159414        2.454626          6,936
     1/1/2005 to 12/31/2005...............................     2.454626        2.563974         15,352
     1/1/2006 to 12/31/2006...............................     2.563974        2.922363         17,059
     1/1/2007 to 12/31/2007...............................     2.922363        3.193754         16,791
  Lord Abbett Bond Debenture Sub-Account
     7/2/2001 to 12/31/2001...............................     1.319758        1.321880              0
     1/1/2002 to 12/31/2002...............................     1.321880        1.285701              0
     1/1/2003 to 12/31/2003...............................     1.285701        1.498707        162,520
     1/1/2004 to 12/31/2004...............................     1.498707        1.585737        223,374
     1/1/2005 to 12/31/2005...............................     1.585737        1.574492         74,062
     1/1/2006 to 12/31/2006...............................     1.574492        1.681231         96,970
     1/1/2007 to 12/31/2007...............................     1.681231        1.752167         57,966
  Met/AIM Small Cap Growth Sub-Account
     5/1/2002 to 12/31/2002...............................     1.117179        0.839004              0
     1/1/2003 to 12/31/2003...............................     0.839004        1.139755              0
     1/1/2004 to 12/31/2004...............................     1.139755        1.186602         23,434
     1/1/2005 to 12/31/2005...............................     1.186602        1.256812         23,649
     1/1/2006 to 12/31/2006...............................     1.256812        1.403914         22,917
     1/1/2007 to 12/31/2007...............................     1.403914        1.525233         20,674
  MetLife Aggressive Portfolio
     5/1/2005 to 12/31/2005...............................     9.998192       11.090906              0
     1/1/2006 to 12/31/2006...............................    11.090906       12.549255              0
     1/1/2007 to 12/31/2007...............................    12.549255       12.675952              0
  MetLife Conservative Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.998192       10.244587              0
     1/1/2006 to 12/31/2006...............................    10.244587       10.712904         57,287
     1/1/2007 to 12/31/2007...............................    10.712904       11.062340          4,990
  MetLife Conservative to Moderate Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.998192       10.461355              0
     1/1/2006 to 12/31/2006...............................    10.461355       11.198645              0
     1/1/2007 to 12/31/2007...............................    11.198645       11.480672        106,882

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MetLife Mid Cap Stock Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.042674        1.017616              0
     1/1/2002 to 12/31/2002...............................     1.017616        0.845053              0
     1/1/2003 to 12/31/2003...............................     0.845053        1.112298          4,265
     1/1/2004 to 12/31/2004...............................     1.112298        1.259075         20,790
     1/1/2005 to 12/31/2005...............................     1.259075        1.379828         19,161
     1/1/2006 to 12/31/2006...............................     1.379828        1.482519         18,224
     1/1/2007 to 12/31/2007...............................     1.482519        1.559085         14,275
  MetLife Moderate Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.998192       10.690928          6,536
     1/1/2006 to 12/31/2006...............................    10.690928       11.697181          7,271
     1/1/2007 to 12/31/2007...............................    11.697181       11.938556         11,246
  MetLife Moderate to Aggressive Allocation Portfolio
     5/1/2005 to 12/31/2005...............................     9.998192       10.915585              0
     1/1/2006 to 12/31/2006...............................    10.915585       12.196813          1,764
     1/1/2007 to 12/31/2007...............................    12.196813       12.389279          1,754
  MetLife Stock Index Sub-Account
     7/2/2001 to 12/31/2001...............................     3.462513        3.194852              0
     1/1/2002 to 12/31/2002...............................     3.194852        2.421545              0
     1/1/2003 to 12/31/2003...............................     2.421545        3.029154         16,316
     1/1/2004 to 12/31/2004...............................     3.029154        3.267648         14,357
     1/1/2005 to 12/31/2005...............................     3.267648        3.336629         30,642
     1/1/2006 to 12/31/2006...............................     3.336629        3.759933         24,327
     1/1/2007 to 12/31/2007...............................     3.759933        3.860633         13,014
  MFS(R) Investors Trust Sub-Account (Class B)(11)
     5/1/2004 to 12/31/2004...............................     7.387943        8.146489              0
     1/1/2005 to 12/31/2005...............................     8.146489        8.519782              0
     1/1/2006 to 04/30/2006...............................     8.519782        8.881372              0
  MFS(R) Investors Trust Sub-Account (Class E)(11)
     7/2/2001 to 12/31/2001...............................     0.879356        0.811953              0
     1/1/2002 to 12/31/2002...............................     0.811953        0.633499              0
     1/1/2003 to 12/31/2003...............................     0.633499        0.752961              0
     1/1/2004 to 12/31/2004...............................     0.752961        0.819602         42,721
     1/1/2005 to 12/31/2005...............................     0.819602        0.858858         42,576
     1/1/2006 to 04/30/2006...............................     0.858858        0.895600              0
  MFS(R) Investors Trust Sub-Account(2)(11) (previously
     MFS(R) Research Managers Sub-Account)
     7/2/2001 to 12/31/2001...............................     0.959338        0.857483              0
     1/1/2002 to 12/31/2002...............................     0.857483        0.635762              0
     1/1/2003 to 12/31/2003...............................     0.635762        0.770684         43,623
     1/1/2004 to 04/30/2004...............................     0.770684        0.782576         44,505

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MFS(R) Research International Sub-Account
     7/2/2001 to 12/31/2001...............................     0.913249        0.832273              0
     1/1/2002 to 12/31/2002...............................     0.832273        0.718052              0
     1/1/2003 to 12/31/2003...............................     0.718052        0.927567              0
     1/1/2004 to 12/31/2004...............................     0.927567        1.084809         46,809
     1/1/2005 to 12/31/2005...............................     1.084809        1.235559         47,864
     1/1/2006 to 12/31/2006...............................     1.235559        1.529838         60,678
     1/1/2007 to 12/31/2007...............................     1.529838        1.695257         93,603
  MFS(R) Total Return Sub-Account
     5/1/2004 to 12/31/2004...............................     3.208595        3.470400         26,448
     1/1/2005 to 12/31/2005...............................     3.470400        3.491885         39,232
     1/1/2006 to 12/31/2006...............................     3.491885        3.823770         39,866
     1/1/2007 to 12/31/2007...............................     3.823770        3.894126         21,438
  MFS(R) Total Return Sub-Account(1) (previously Balanced
     Sub-Account)
     7/2/2001 to 12/31/2001...............................     1.421239        1.390063              0
     1/1/2002 to 12/31/2002...............................     1.390063        1.173173              0
     1/1/2003 to 12/31/2003...............................     1.173173        1.372962         11,508
     1/1/2004 to 04/30/2004...............................     1.372962        1.357400         32,755
  Morgan Stanley EAFE(R) Index Sub-Account
     7/2/2001 to 12/31/2001...............................     0.924892        0.830391              0
     1/1/2002 to 12/31/2002...............................     0.830391        0.676158              0
     1/1/2003 to 12/31/2003...............................     0.676158        0.907523        147,548
     1/1/2004 to 12/31/2004...............................     0.907523        1.058811        136,248
     1/1/2005 to 12/31/2005...............................     1.058811        1.169793         58,486
     1/1/2006 to 12/31/2006...............................     1.169793        1.435621         42,456
     1/1/2007 to 12/31/2007...............................     1.435621        1.551944        171,524
  Neuberger Berman Mid Cap Value Sub-Account
     7/2/2001 to 12/31/2001...............................     1.518411        1.463468              0
     1/1/2002 to 12/31/2002...............................     1.463468        1.289686              0
     1/1/2003 to 12/31/2003...............................     1.289686        1.717901         10,219
     1/1/2004 to 12/31/2004...............................     1.717901        2.061234         20,028
     1/1/2005 to 12/31/2005...............................     2.061234        2.257043         52,328
     1/1/2006 to 12/31/2006...............................     2.257043        2.455307        122,970
     1/1/2007 to 12/31/2007...............................     2.455307        2.478212         58,879
  Neuberger Berman Real Estate Sub-Account
     5/1/2004 to 12/31/2004...............................     9.998192       12.764997          4,955
     1/1/2005 to 12/31/2005...............................    12.764997       14.147202         11,234
     1/1/2006 to 12/31/2006...............................    14.147202       19.041742         26,839
     1/1/2007 to 12/31/2007...............................    19.041742       15.830068         22,801

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Oppenheimer Capital Appreciation Sub-Account
     5/1/2005 to 12/31/2005...............................     7.683859        8.299136              0
     1/1/2006 to 12/31/2006...............................     8.299136        8.737359          1,780
     1/1/2007 to 12/31/2007...............................     8.737359        9.767408          2,227
  Oppenheimer Global Equity Sub-Account
     5/1/2004 to 12/31/2004...............................    12.041673       13.816953            531
     1/1/2005 to 12/31/2005...............................    13.816953       15.677143            717
     1/1/2006 to 12/31/2006...............................    15.677143       17.844741          1,714
     1/1/2007 to 12/31/2007...............................    17.844741       18.547315          2,325
  PIMCO Inflation Protection Bond Sub-Account
     5/1/2006 to 12/31/2006...............................    10.734463       10.782032              0
     1/1/2007 to 12/31/2007...............................    10.782032       11.684976              0
  PIMCO Total Return Sub-Account
     7/2/2001 to 12/31/2001...............................     1.004489        1.046322              0
     1/1/2002 to 12/31/2002...............................     1.046322        1.118684              0
     1/1/2003 to 12/31/2003...............................     1.118684        1.141461        223,531
     1/1/2004 to 12/31/2004...............................     1.141461        1.172170         85,090
     1/1/2005 to 12/31/2005...............................     1.172170        1.172506        137,039
     1/1/2006 to 12/31/2006...............................     1.172506        1.198883        267,777
     1/1/2007 to 12/31/2007...............................     1.198883        1.261366        117,354
  RCM Technology Sub-Account
     7/2/2001 to 12/31/2001...............................     0.755554        0.605074              0
     1/1/2002 to 12/31/2002...............................     0.605074        0.291611              0
     1/1/2003 to 12/31/2003...............................     0.291611        0.449510          9,828
     1/1/2004 to 12/31/2004...............................     0.449510        0.420740         28,663
     1/1/2005 to 12/31/2005...............................     0.420740        0.456953         80,524
     1/1/2006 to 12/31/2006...............................     0.456953        0.470936         80,885
     1/1/2007 to 12/31/2007...............................     0.470936        0.605850         78,721
  Russell 2000(R) Index Sub-Account
     7/2/2001 to 12/31/2001...............................     1.192679        1.155042              0
     1/1/2002 to 12/31/2002...............................     1.155042        0.896925              0
     1/1/2003 to 12/31/2003...............................     0.896925        1.278525         71,775
     1/1/2004 to 12/31/2004...............................     1.278525        1.468279         21,158
     1/1/2005 to 12/31/2005...............................     1.468279        1.498195         31,590
     1/1/2006 to 12/31/2006...............................     1.498195        1.723354         28,040
     1/1/2007 to 12/31/2007...............................     1.723354        1.656911          7,796
  T. Rowe Price Large Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.068742        1.151983         74,148
     1/1/2005 to 12/31/2005...............................     1.151983        1.198298        164,172
     1/1/2006 to 12/31/2006...............................     1.198298        1.323311        136,323
     1/1/2007 to 12/31/2007...............................     1.323311        1.412816        121,079

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  T. Rowe Price Mid Cap Growth Sub-Account
     7/2/2001 to 12/31/2001...............................     0.928116        0.817928              0
     1/1/2002 to 12/31/2002...............................     0.817928        0.447775              0
     1/1/2003 to 12/31/2003...............................     0.447775        0.598533         18,187
     1/1/2004 to 12/31/2004...............................     0.598533        0.689830         53,659
     1/1/2005 to 12/31/2005...............................     0.689830        0.773575        123,804
     1/1/2006 to 12/31/2006...............................     0.773575        0.803434        198,600
     1/1/2007 to 12/31/2007...............................     0.803434        0.924469        151,514
  T. Rowe Price Small Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.169074        1.239772          1,741
     1/1/2005 to 12/31/2005...............................     1.239772        1.342839         20,354
     1/1/2006 to 12/31/2006...............................     1.342839        1.361357         20,388
     1/1/2007 to 12/31/2007...............................     1.361357        1.458512         25,172
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.729072        1.823352         58,188
     1/1/2005 to 12/31/2005...............................     1.823352        1.829480         79,943
     1/1/2006 to 12/31/2006...............................     1.829480        1.876140         81,591
     1/1/2007 to 12/31/2007...............................     1.876140        1.903070         78,541
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class B)(9)
     7/2/2001 to 12/31/2001...............................     1.472110        1.500176              0
     1/1/2002 to 12/31/2002...............................     1.500176        1.604940              0
     1/1/2003 to 12/31/2003...............................     1.604940        1.766219         75,351
     1/1/2004 to 12/31/2004...............................     1.766219        1.839586        240,453
     1/1/2005 to 12/31/2005...............................     1.839586        1.847755        105,213
     1/1/2006 to 12/31/2006...............................     1.847755        1.895417         92,336
     1/1/2007 to 12/31/2007...............................     1.895417        1.926046         78,534
  Western Asset Management U.S. Government Sub-Account
     (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.429154        1.455487         92,386
     1/1/2005 to 12/31/2005...............................     1.455487        1.443706        106,848
     1/1/2006 to 12/31/2006...............................     1.443706        1.467668        119,206
     1/1/2007 to 12/31/2007...............................     1.467668        1.493466        100,290

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Western Asset Management U.S. Government Sub-Account
     (Class E)(9)
     7/2/2001 to 12/31/2001...............................     1.359892        1.395183              0
     1/1/2002 to 12/31/2002...............................     1.395183        1.468876              0
     1/1/2003 to 12/31/2003...............................     1.468876        1.459159         50,616
     1/1/2004 to 12/31/2004...............................     1.459159        1.467362         50,495
     1/1/2005 to 12/31/2005...............................     1.467362        1.458193         50,732
     1/1/2006 to 12/31/2006...............................     1.458193        1.483254         49,798
     1/1/2007 to 12/31/2007...............................     1.483254        1.510762         23,541



                                                                    2.45% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
American Forerunner -- 2.45
  American Funds Bond Sub-Account
     5/1/2006 to 12/31/2006...............................    13.487687       14.059508            1,910
     1/1/2007 to 12/31/2007...............................    14.059508       14.174025            1,840
  American Funds Global Small Capitalization Sub-Account
     7/2/2001 to 12/31/2001...............................     1.419743        1.303641                0
     1/1/2002 to 12/31/2002...............................     1.303641        1.029696                0
     1/1/2003 to 12/31/2003...............................     1.029696        1.542665           14,945
     1/1/2004 to 12/31/2004...............................     1.542665        1.819557           48,160
     1/1/2005 to 12/31/2005...............................     1.819557        2.225825           85,288
     1/1/2006 to 12/31/2006...............................     2.225825        2.694580          216,540
     1/1/2007 to 12/31/2007...............................     2.694580        3.192383          181,882
  American Funds Growth Sub-Account
     7/2/2001 to 12/31/2001...............................    10.817061        9.515212                0
     1/1/2002 to 12/31/2002...............................     9.515212        7.014065                0
     1/1/2003 to 12/31/2003...............................     7.014065        9.363770           22,664
     1/1/2004 to 12/31/2004...............................     9.363770       10.278365           34,426
     1/1/2005 to 12/31/2005...............................    10.278365       11.654464           44,902
     1/1/2006 to 12/31/2006...............................    11.654464       12.535213           55,219
     1/1/2007 to 12/31/2007...............................    12.535213       13.740443           33,497

                                                                    2.45% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  American Funds Growth-Income Sub-Account
     7/2/2001 to 12/31/2001...............................     7.330458        7.077669                0
     1/1/2002 to 12/31/2002...............................     7.077669        5.639330                0
     1/1/2003 to 12/31/2003...............................     5.639330        7.287395           31,896
     1/1/2004 to 12/31/2004...............................     7.287395        7.848266           46,116
     1/1/2005 to 12/31/2005...............................     7.848266        8.105542           56,352
     1/1/2006 to 12/31/2006...............................     8.105542        9.112476           46,484
     1/1/2007 to 12/31/2007...............................     9.112476        9.339095           45,419


---------------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

 (10)Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (11)Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (12)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

 (13)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (14)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:  --A recording of daily unit values is available by calling
                                    1-800-333-2501.

                                  --Fund transfers, address changes and changes of future
                                    purchase payment allocations can be made by calling
                                    1-800-435-4117.

    Written Communications:       --All communications and inquiries regarding address
                                    changes, premium payments, billing, fund transfers,
                                    withdrawals, maturities and any other processing matters
                                    relating to your Contract should be directed to:

                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       fax: (515) 457-4301

    Internet Communications:      --Fund transfers and future allocations can be made at
                                    www.nef.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Florida                                                      1.00%                    1.00%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%


---------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES



The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.



The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.



(1)  Withdrawal Adjustments to Annual Increase Amount



      Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary



     Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



      Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary



     Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 -- $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).



(In contrast to the GMIB Plus II rider, for the GMIB II rider, the annual increase rate for purposes of calculating the Annual Increase Amount is 5% per year.)



(2)  The 6% Annual Increase Amount



      Example



     Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Owner's 90th birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

      Graphic Example: Determining a value upon which future income payments can be based



     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount") is the value upon which future income payments can be based.


                                         LOGO


      Graphic Example: Determining your guaranteed lifetime income stream



     Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


                                         LOGO


(In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)



(3)  The "Highest Anniversary Value" ("HAV")



      Example



     Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000).

     Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



      Graphic Example: Determining a value upon which future income payments can be based



     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



                                    [GRAPH]


      Determining your guaranteed lifetime income stream

     Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

                                    [GRAPH]


(4)  Putting it all together



      Example



     Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $788 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $886; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $1,012.)



     The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



      Graphic Example



     Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 85th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

                                       (GRAPH)


     With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


                                       (GRAPH)


(5)  The Guaranteed Principal Option--GMIB Plus I and GMIB Plus II


     Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10(th) Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

     1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10(th) Contract Anniversary bringing it back up to $100,000.

     2) The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.



     3) GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.


                                    [GRAPH]
------------

* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)  The Optional Reset: Automatic Annual Step-Up -- GMIB Plus II



     Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.



     The effect of the Optional Reset is:



     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;



     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;



     (3) The GMIB Plus rider charge is reset to the fee we charge new Contract Owners for the same GMIB Plus rider at that time; and



     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



     The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.



     The effect of the Optional Reset is:



     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;



     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;



     (3) The GMIB Plus rider charge is reset to the fee we charge new Contract Owners for the same GMIB Plus rider at that time; and



     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of each Optional Reset is:



     (1) The 6% Annual Increase Amount automatically resets to the higher Contract Value;



     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;



     (3) The GMIB Plus rider charge is reset to the fee we charge new Contract Owners for the same GMIB Plus rider at that time; and



     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



     The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your Contract Value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, please note:



     (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);



     (2) The GMIB Plus rider charge remains at its current level; and



     (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


                                      LOGO

                                   APPENDIX E

                     GUARANTEED WITHDRAWAL BENEFIT EXAMPLES



     The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.  LIFETIME WITHDRAWAL GUARANTEE



     1.  WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT



     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).



     Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.



     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


                                    (GRAPH)


     2.  WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT



          a.  Lifetime Withdrawal Guarantee II -- Proportionate Reduction



     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



          b.  Lifetime Withdrawal Guarantee I -- Reduction to Contract Value



     Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).



     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.  LIFETIME WITHDRAWAL GUARANTEE -- COMPOUNDING INCOME AMOUNT



     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



     The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



     If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).



     If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).



     If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

     (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)


                                  (BAR GRAPH)


C. LIFETIME WITHDRAWAL GUARANTEE -- AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)



     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



     At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



     At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



     Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).



     At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

                              (PERFORMANCE GRAPH)


D. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I -- HOW WITHDRAWALS AFFECT THE BENEFIT BASE



     1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.



     2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.



E. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I -- HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT



     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.



F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I -- HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT



     1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

     2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I -- HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT



     An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.



H.  ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I -- PUTTING IT ALL TOGETHER



     1.  WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT



     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                  (BAR GRAPH)


     2.  WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT



     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                  (BAR GRAPH)


I.  ENHANCED GWB -- HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE
    86)



     Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).



     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.



     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



     The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    (GRAPH)


J. ENHANCED GWB -- HOW AN OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT



     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).



     Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.



K. ENHANCED GWB AND GWB I -- ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO



     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).



     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.


                                  (BAR CHART)

                                   APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES



     The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES.



(1)  WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary



     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary



     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 -- $10,600 = $95,400).
Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).



(2)  THE 6% ANNUAL INCREASE AMOUNT



Example



     Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



Determining a death benefit based on the Annual Increase Amount



     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 6% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)



Example



     Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal the Contract Value ($155,000).



Determining a death benefit based on the Highest Anniversary Value



     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).



(4)  PUTTING IT ALL TOGETHER



Example



     Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.



     The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5)  THE OPTIONAL STEP-UP



     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



     The effect of the Optional Step-Up election is:



     (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and



     (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new Contract Owners for the Enhanced Death Benefit at that time.



     The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.



     You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 6% Annual Increase Amount

(6)  THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.



     The effect of the Optional Step-Up is:



     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and



     (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new Contract Owners for the Enhanced Death Benefit at that time.



     The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.



     The effect of the Optional Step-Up is:



     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and



     (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new Contract Owners for the Enhanced Death Benefit at that time.



     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



     The effect of the Optional Step-Up is:



     (1) The 6% Annual Increase Amount automatically resets to the higher Contract Value; and



     (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new Contract Owners for the Enhanced Death Benefit at that time.



     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Contract Value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                    FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                           AMERICAN FORERUNNER SERIES

                                                               PAGE
                                                              ------
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-5
CALCULATION OF PERFORMANCE DATA.............................  II-6
CALCULATION OF YIELDS.......................................  II-7
NET INVESTMENT FACTOR.......................................  II-8
ANNUITY PAYMENTS............................................  II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-11
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-11
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-12
THE FIXED ACCOUNT...........................................  II-148
TAX STATUS OF THE CONTRACTS.................................  II-148
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............  II-149
LEGAL MATTERS...............................................  II-149
FINANCIAL STATEMENTS........................................  1

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Forerunner Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number                       --------------------------------------
                                   Address  --------------------------------------
      -------------------------             Zip
      Signature

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                 APRIL 28, 2008


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 28, 2008 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
THE COMPANY AND THE VARIABLE ACCOUNT...................................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS............   II-3
INVESTMENT ADVICE......................................................   II-3
DISTRIBUTION OF THE CONTRACTS..........................................   II-5
CALCULATION OF PERFORMANCE DATA........................................   II-6
CALCULATION OF YIELDS..................................................   II-7
NET INVESTMENT FACTOR..................................................   II-9
ANNUITY PAYMENTS.......................................................   II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS..........................   II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS............................   II-11
ACCUMULATION UNIT VALUES (Condensed Financial Information).............   II-12
THE FIXED ACCOUNT......................................................   II-174
TAX STATUS OF THE CONTRACTS............................................   II-174
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................   II-175
LEGAL MATTERS..........................................................   II-175
FINANCIAL STATEMENTS...................................................

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


           SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

                                INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:


     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(R) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.



     On April 30, 2004, the MFS(R) Research Managers Portfolio merged with and into the MFS(R) Investors Trust Portfolio.



     On April 28, 2006 the MFS(R) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.


     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:


     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.


     On April 28, 2003, the Janus Growth of the Metropolitan Fund Portfolio merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when

BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.


     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:


     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(R) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                                                              AGGREGATE AMOUNT
                                                                               OF COMMISSIONS
                                                                                RETAINED BY
                                                                             DISTRIBUTOR AFTER
                                                         AGGREGATE AMOUNT       PAYMENTS TO
                                                          OF COMMISSIONS       ITS REGISTERED
                                                              PAID TO           PERSONS AND
FISCAL YEAR                                                DISTRIBUTOR*        SELLING FIRMS
-----------                                              ----------------    -----------------
2005..................................................      $24,139,505              $0
2006..................................................      $28,303,678              $0
2007..................................................      $35,589,627              $0



--------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                         CALCULATION OF PERFORMANCE DATA

                           AVERAGE ANNUAL TOTAL RETURN

     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB (Predictor Plus) rider charge which is assessed as .75% per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Guaranteed Withdrawal Benefit Rider charge which is .50% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                              CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and
(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                              NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

                  HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                   HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed investment return. If the Assumed Investment Return (AIR)is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2007.


                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    34.383594       38.158780           1,485
  01/01/2005 to 12/31/2005.......................    38.158780       41.617600          10,814
  01/01/2006 to 12/31/2006.......................    41.617600       43.760334          21,634
  01/01/2007 to 12/31/2007.......................    43.760334       51.958765          29,799
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.897455        4.041298         406,052
  01/01/2002 to 12/31/2002.......................     4.041298        4.317105       3,666,963
  01/01/2003 to 12/31/2003.......................     4.317105        4.501514       6,337,864
  01/01/2004 to 12/31/2004.......................     4.501514        4.630921       6,575,235
  01/01/2005 to 12/31/2005.......................     4.630921        4.672089       7,328,710
  01/01/2006 to 12/31/2006.......................     4.672089        4.805097       8,005,472
  01/01/2007 to 12/31/2007.......................     4.805097        5.030850       8,006,228
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    36.289090       39.192519          15,147
  01/01/2005 to 12/31/2005.......................    39.192519       39.798130          24,061
  01/01/2006 to 12/31/2006.......................    39.798130       43.332145          37,777
  01/01/2007 to 12/31/2007.......................    43.332145       45.194447          59,725
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     8.094761        8.172470         481,421
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     7.273319        6.648295          19,133
  01/01/2002 to 12/31/2002.......................     6.648295        4.839997         340,601
  01/01/2003 to 12/31/2003.......................     4.839997        6.209409         539,609
  01/01/2004 to 12/31/2004.......................     6.209409        6.781940         612,593
  01/01/2005 to 12/31/2005.......................     6.781940        6.920075         557,309
  01/01/2006 to 12/31/2006.......................     6.920075        7.779782         504,484
  01/01/2007 to 04/27/2007.......................     7.779782        8.162884               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.072355        1.184182         895,546
  01/01/2005 to 12/31/2005.......................     1.184182        1.234503       1,745,201
  01/01/2006 to 12/31/2006.......................     1.234503        1.452428       2,997,873
  01/01/2007 to 12/31/2007.......................     1.452428        1.479171       4,381,495
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.793209         530,074
  01/01/2003 to 12/31/2003.......................     0.793209        1.060741       1,729,925
  01/01/2004 to 12/31/2004.......................     1.060741        1.187075       4,063,877
  01/01/2005 to 12/31/2005.......................     1.187075        1.239084       3,699,894
  01/01/2006 to 12/31/2006.......................     1.239084        1.458737       3,447,961
  01/01/2007 to 12/31/2007.......................     1.458737        1.487653       3,051,814
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.352775        2.580603         246,717
  01/01/2005 to 12/31/2005.......................     2.580603        2.720755         696,241
  01/01/2006 to 12/31/2006.......................     2.720755        2.791453       1,294,736
  01/01/2007 to 12/31/2007.......................     2.791453        3.264694       1,548,400

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     3.019092        2.759654         337,995
  01/01/2002 to 12/31/2002.......................     2.759654        1.819502       2,109,027
  01/01/2003 to 12/31/2003.......................     1.819502        2.424162       3,737,503
  01/01/2004 to 12/31/2004.......................     2.424162        2.600016       4,380,651
  01/01/2005 to 12/31/2005.......................     2.600016        2.743736       3,994,660
  01/01/2006 to 12/31/2006.......................     2.743736        2.818074       3,658,537
  01/01/2007 to 12/31/2007.......................     2.818074        3.298914       3,158,035
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.275792        2.290238         981,708
  01/01/2002 to 12/31/2002.......................     2.290238        2.288137       7,080,343
  01/01/2003 to 12/31/2003.......................     2.288137        2.272253       8,178,961
  01/01/2004 to 12/31/2004.......................     2.272253        2.260422       9,122,398
  01/01/2005 to 12/31/2005.......................     2.260422        2.291278       8,739,491
  01/01/2006 to 12/31/2006.......................     2.291278        2.365877       9,526,682
  01/01/2007 to 12/31/2007.......................     2.365877        2.448810       9,799,482
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.620412        1.824830       2,239,279
  01/01/2005 to 12/31/2005.......................     1.824830        1.872688       3,863,369
  01/01/2006 to 12/31/2006.......................     1.872688        2.153590       4,265,916
  01/01/2007 to 12/31/2007.......................     2.153590        2.048187       4,357,648
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.430867        1.401132       1,221,865
  01/01/2002 to 12/31/2002.......................     1.401132        1.086411      10,392,688
  01/01/2003 to 12/31/2003.......................     1.086411        1.608449      17,608,402
  01/01/2004 to 12/31/2004.......................     1.608449        1.829325      20,138,730
  01/01/2005 to 12/31/2005.......................     1.829325        1.878142      18,102,180
  01/01/2006 to 12/31/2006.......................     1.878142        2.163555      15,695,178
  01/01/2007 to 12/31/2007.......................     2.163555        2.060108      13,310,200
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.522679       11.181857          16,259
  01/01/2007 to 12/31/2007.......................    11.181857       11.638374          36,637
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.713720       11.437139          34,142
  01/01/2007 to 12/31/2007.......................    11.437139       11.928919          59,977
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.898156        3.122286       2,171,954
  01/01/2005 to 12/31/2005.......................     3.122286        3.391833       6,042,147
  01/01/2006 to 12/31/2006.......................     3.391833        3.829521      10,492,849
  01/01/2007 to 12/31/2007.......................     3.829521        3.945957      12,875,243
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.815820        2.673516         929,183
  01/01/2002 to 12/31/2002.......................     2.673516        2.203304       6,433,899
  01/01/2003 to 12/31/2003.......................     2.203304        2.844732      11,096,983
  01/01/2004 to 12/31/2004.......................     2.844732        3.150396      14,010,283
  01/01/2005 to 12/31/2005.......................     3.150396        3.426735      13,858,324
  01/01/2006 to 12/31/2006.......................     3.426735        3.871807      12,629,968
  01/01/2007 to 12/31/2007.......................     3.871807        3.992908      10,948,412
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.205297        1.378228         644,662
  01/01/2005 to 12/31/2005.......................     1.378228        1.600534       2,957,117
  01/01/2006 to 12/31/2006.......................     1.600534        1.837213       5,150,017
  01/01/2007 to 12/31/2007.......................     1.837213        1.996953       5,131,830

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.273950        1.164741         480,562
  01/01/2002 to 12/31/2002.......................     1.164741        0.947551       4,943,896
  01/01/2003 to 12/31/2003.......................     0.947551        1.196835       7,993,525
  01/01/2004 to 12/31/2004.......................     1.196835        1.394854       7,655,331
  01/01/2005 to 12/31/2005.......................     1.394854        1.622788       6,945,884
  01/01/2006 to 12/31/2006.......................     1.622788        1.863281       6,810,395
  01/01/2007 to 12/31/2007.......................     1.863281        2.027781       5,699,228
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    17.340954       17.560205          11,805
  01/01/2007 to 12/31/2007.......................    17.560205       17.986452          22,435
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.811177         217,753
  01/01/2003 to 12/31/2003.......................     0.811177        1.138274       1,041,349
  01/01/2004 to 04/30/2004.......................     1.138274        1.128525       1,573,543
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.891206        1.559925         131,929
  01/01/2002 to 12/31/2002.......................     1.559925        1.091096         722,960
  01/01/2003 to 12/31/2003.......................     1.091096        1.446896       1,165,323
  01/01/2004 to 12/31/2004.......................     1.446896        1.669317       2,383,428
  01/01/2005 to 12/31/2005.......................     1.669317        1.758487       2,431,850
  01/01/2006 to 12/31/2006.......................     1.758487        1.937436       2,742,360
  01/01/2007 to 12/31/2007.......................     1.937436        2.068418       2,794,431
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.339585        2.641623         231,769
  01/01/2005 to 12/31/2005.......................     2.641623        2.881043         474,382
  01/01/2006 to 12/31/2006.......................     2.881043        3.177125         978,040
  01/01/2007 to 12/31/2007.......................     3.177125        3.261051       1,359,040
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.631178        2.390568         138,790
  01/01/2002 to 12/31/2002.......................     2.390568        1.899012         675,852
  01/01/2003 to 12/31/2003.......................     1.899012        2.376957       1,211,599
  01/01/2004 to 12/31/2004.......................     2.376957        2.665706       1,518,691
  01/01/2005 to 12/31/2005.......................     2.665706        2.909847       1,531,374
  01/01/2006 to 12/31/2006.......................     2.909847        3.211992       1,575,063
  01/01/2007 to 12/31/2007.......................     3.211992        3.300077       1,322,383
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953966        0.880596         333,496
  01/01/2002 to 12/31/2002.......................     0.880596        0.625777       2,870,903
  01/01/2003 to 12/31/2003.......................     0.625777        0.893664       5,115,288
  01/01/2004 to 12/31/2004.......................     0.893664        0.980913       6,713,282
  01/01/2005 to 12/31/2005.......................     0.980913        1.011299       7,945,057
  01/01/2006 to 12/31/2006.......................     1.011299        1.095850       7,962,232
  01/01/2007 to 12/31/2007.......................     1.095850        1.128859       7,613,501
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     3.062420        3.326459         933,283
  01/01/2005 to 12/31/2005.......................     3.326459        3.604168       2,607,623
  01/01/2006 to 12/31/2006.......................     3.604168        3.992825       3,982,921
  01/01/2007 to 12/31/2007.......................     3.992825        3.663992       3,979,113

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.539245        2.662382         822,817
  01/01/2002 to 12/31/2002.......................     2.662382        2.393038       6,928,769
  01/01/2003 to 12/31/2003.......................     2.393038        3.130235      13,023,261
  01/01/2004 to 12/31/2004.......................     3.130235        3.393317      14,512,972
  01/01/2005 to 12/31/2005.......................     3.393317        3.680143      13,773,481
  01/01/2006 to 12/31/2006.......................     3.680143        4.081083      11,992,186
  01/01/2007 to 12/31/2007.......................     4.081083        3.748720      10,284,759
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.877171        1.179380         975,495
  01/01/2004 to 12/31/2004.......................     1.179380        1.403737       4,403,557
  01/01/2005 to 12/31/2005.......................     1.403737        1.583716       7,378,814
  01/01/2006 to 12/31/2006.......................     1.583716        2.015315      11,168,276
  01/01/2007 to 12/31/2007.......................     2.015315        1.967885      13,752,302
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.060502        0.885421               0
  01/01/2003 to 12/31/2003.......................     0.885421        1.181785       1,785,236
  01/01/2004 to 12/31/2004.......................     1.181785        1.408514       2,979,589
  01/01/2005 to 12/31/2005.......................     1.408514        1.589622       3,607,139
  01/01/2006 to 12/31/2006.......................     1.589622        2.024973       4,402,862
  01/01/2007 to 12/31/2007.......................     2.024973        1.979689       3,959,033
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.223470        1.321605       1,638,566
  01/01/2005 to 12/31/2005.......................     1.321605        1.283692       4,974,100
  01/01/2006 to 12/31/2006.......................     1.283692        1.493936       7,079,420
  01/01/2007 to 12/31/2007.......................     1.493936        1.415881       7,764,303
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.190228        0.977213       1,679,195
  01/01/2003 to 12/31/2003.......................     0.977213        1.209630       5,837,482
  01/01/2004 to 12/31/2004.......................     1.209630        1.329439       7,243,365
  01/01/2005 to 12/31/2005.......................     1.329439        1.292717       6,792,026
  01/01/2006 to 12/31/2006.......................     1.292717        1.505649       6,028,854
  01/01/2007 to 12/31/2007.......................     1.505649        1.428431       5,312,067
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   151.435577      185.959018           5,698
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.409985        0.492965         304,981
  01/01/2006 to 12/31/2006.......................     0.492965        0.499145       1,280,163
  01/01/2007 to 12/31/2007.......................     0.499145        0.549049       1,689,831
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.425125        0.444253           3,059
  01/01/2005 to 04/30/2005.......................     0.444253        0.405064               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.410269        0.494021       3,627,443
  01/01/2006 to 12/31/2006.......................     0.494021        0.500579       3,545,304
  01/01/2007 to 12/31/2007.......................     0.500579        0.551393       3,391,644
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.575496        0.493571         404,240
  01/01/2002 to 12/31/2002.......................     0.493571        0.346224       2,441,313
  01/01/2003 to 12/31/2003.......................     0.346224        0.429804       3,861,380
  01/01/2004 to 12/31/2004.......................     0.429804        0.444259       3,651,151
  01/01/2005 to 04/30/2005.......................     0.444259        0.409102               0

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.140653        0.968377         631,334
  01/01/2003 to 12/31/2003.......................     0.968377        1.206674       1,995,924
  01/01/2004 to 12/31/2004.......................     1.206674        1.363269       3,127,787
  01/01/2005 to 12/31/2005.......................     1.363269        1.454880       3,378,703
  01/01/2006 to 12/31/2006.......................     1.454880        1.647714       3,509,898
  01/01/2007 to 12/31/2007.......................     1.647714        1.583033       4,606,938
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951972        0.775470         389,694
  01/01/2002 to 12/31/2002.......................     0.775470        0.529802       2,103,838
  01/01/2003 to 12/31/2003.......................     0.529802        0.679683       3,035,424
  01/01/2004 to 12/31/2004.......................     0.679683        0.727873       3,243,529
  01/01/2005 to 12/31/2005.......................     0.727873        0.816448       3,586,303
  01/01/2006 to 12/31/2006.......................     0.816448        0.792317       4,039,293
  01/01/2007 to 12/31/2007.......................     0.792317        0.800159       4,159,632
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.453340       10.144842          65,712
  01/01/2007 to 12/31/2007.......................    10.144842        9.426397          97,837
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.101525        1.134100         647,303
  01/01/2002 to 12/31/2002.......................     1.134100        1.231358       5,241,579
  01/01/2003 to 12/31/2003.......................     1.231358        1.257179      10,255,426
  01/01/2004 to 12/31/2004.......................     1.257179        1.289246      12,756,433
  01/01/2005 to 12/31/2005.......................     1.289246        1.296866      14,972,721
  01/01/2006 to 12/31/2006.......................     1.296866        1.329635      18,189,155
  01/01/2007 to 12/31/2007.......................     1.329635        1.400491      17,054,241
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.377286        2.696428         251,711
  01/01/2005 to 12/31/2005.......................     2.696428        2.840821         991,747
  01/01/2006 to 12/31/2006.......................     2.840821        3.265599       1,944,669
  01/01/2007 to 12/31/2007.......................     3.265599        3.599707       2,620,745
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.400198        2.272929         202,579
  01/01/2002 to 12/31/2002.......................     2.272929        1.758876       1,641,772
  01/01/2003 to 12/31/2003.......................     1.758876        2.367243       3,175,066
  01/01/2004 to 12/31/2004.......................     2.367243        2.716612       3,573,319
  01/01/2005 to 12/31/2005.......................     2.716612        2.864629       3,492,759
  01/01/2006 to 12/31/2006.......................     2.864629        3.296126       3,517,684
  01/01/2007 to 12/31/2007.......................     3.296126        3.636804       3,047,220
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.373789        1.382542         122,188
  01/01/2002 to 12/31/2002.......................     1.382542        1.357536       2,439,994
  01/01/2003 to 12/31/2003.......................     1.357536        1.597530       5,934,798
  01/01/2004 to 12/31/2004.......................     1.597530        1.706473       8,913,662
  01/01/2005 to 12/31/2005.......................     1.706473        1.710500      11,885,856
  01/01/2006 to 12/31/2006.......................     1.710500        1.843841      14,305,072
  01/01/2007 to 12/31/2007.......................     1.843841        1.940078      15,948,217
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.123126        0.848860         430,464
  01/01/2003 to 12/31/2003.......................     0.848860        1.164131       1,406,306
  01/01/2004 to 12/31/2004.......................     1.164131        1.223582       1,751,151
  01/01/2005 to 12/31/2005.......................     1.223582        1.308310       1,834,114
  01/01/2006 to 12/31/2006.......................     1.308310        1.475354       1,980,266
  01/01/2007 to 12/31/2007.......................     1.475354        1.618231       2,092,922

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998973       11.161798          27,787
  01/01/2006 to 12/31/2006.......................    11.161798       12.749671         442,317
  01/01/2007 to 12/31/2007.......................    12.749671       13.002022       1,153,077
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998973       10.310111         130,758
  01/01/2006 to 12/31/2006.......................    10.310111       10.884040         241,473
  01/01/2007 to 12/31/2007.......................    10.884040       11.346907         620,962
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998973       10.528255         284,700
  01/01/2006 to 12/31/2006.......................    10.528255       11.377529       1,164,090
  01/01/2007 to 12/31/2007.......................    11.377529       11.776000       2,964,511
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.052532        1.032136         223,464
  01/01/2002 to 12/31/2002.......................     1.032136        0.865315       2,492,483
  01/01/2003 to 12/31/2003.......................     0.865315        1.149827       5,063,817
  01/01/2004 to 12/31/2004.......................     1.149827        1.314011       6,327,264
  01/01/2005 to 12/31/2005.......................     1.314011        1.453731       7,243,058
  01/01/2006 to 12/31/2006.......................     1.453731        1.576792       7,625,919
  01/01/2007 to 12/31/2007.......................     1.576792        1.674142       7,341,025
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998973       10.759284         707,709
  01/01/2006 to 12/31/2006.......................    10.759284       11.884012       4,525,389
  01/01/2007 to 12/31/2007.......................    11.884012       12.245653      12,436,101
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998973       10.985367         485,857
  01/01/2006 to 12/31/2006.......................    10.985367       12.391608       4,560,146
  01/01/2007 to 12/31/2007.......................    12.391608       12.707971      15,881,886
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.850101        3.569420         179,083
  01/01/2002 to 12/31/2002.......................     3.569420        2.731332       1,942,937
  01/01/2003 to 12/31/2003.......................     2.731332        3.449245       3,653,650
  01/01/2004 to 12/31/2004.......................     3.449245        3.756416       4,668,415
  01/01/2005 to 12/31/2005.......................     3.756416        3.872216       5,058,223
  01/01/2006 to 12/31/2006.......................     3.872216        4.404993       5,536,674
  01/01/2007 to 12/31/2007.......................     4.404993        4.566380       4,668,980
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.748492        8.598035          12,295
  01/01/2005 to 12/31/2005.......................     8.598035        9.077584          28,780
  01/01/2006 to 04/30/2006.......................     9.077584        9.491938          30,412
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.897721        0.832858         120,423
  01/01/2002 to 12/31/2002.......................     0.832858        0.656026       1,530,612
  01/01/2003 to 12/31/2003.......................     0.656026        0.787176       2,549,167
  01/01/2004 to 12/31/2004.......................     0.787176        0.865043       4,277,793
  01/01/2005 to 12/31/2005.......................     0.865043        0.915101       3,742,961
  01/01/2006 to 04/30/2006.......................     0.915101        0.957183               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.979378        0.879571         122,347
  01/01/2002 to 12/31/2002.......................     0.879571        0.658378         802,087
  01/01/2003 to 12/31/2003.......................     0.658378        0.805710       1,541,735
  01/01/2004 to 04/30/2004.......................     0.805710        0.820699       1,666,173

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.927136        0.848963         277,020
  01/01/2002 to 12/31/2002.......................     0.848963        0.739466       2,846,609
  01/01/2003 to 12/31/2003.......................     0.739466        0.964297       5,307,770
  01/01/2004 to 12/31/2004.......................     0.964297        1.138554       6,751,783
  01/01/2005 to 12/31/2005.......................     1.138554        1.309109       8,044,802
  01/01/2006 to 12/31/2006.......................     1.309109        1.636329       9,531,123
  01/01/2007 to 12/31/2007.......................     1.636329        1.830665      11,227,223
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.771594        4.105109       2,827,816
  01/01/2005 to 12/31/2005.......................     4.105109        4.169836       3,539,599
  01/01/2006 to 12/31/2006.......................     4.169836        4.609613       3,776,779
  01/01/2007 to 12/31/2007.......................     4.609613        4.739479       4,097,309
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.514247        1.488083         360,833
  01/01/2002 to 12/31/2002.......................     1.488083        1.267902       2,635,315
  01/01/2003 to 12/31/2003.......................     1.267902        1.497971       4,565,858
  01/01/2004 to 04/30/2004.......................     1.497971        1.485622       5,151,293
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.948368        0.855536         209,511
  01/01/2002 to 12/31/2002.......................     0.855536        0.703293       2,746,997
  01/01/2003 to 12/31/2003.......................     0.703293        0.952936       6,042,129
  01/01/2004 to 12/31/2004.......................     0.952936        1.122429       8,204,327
  01/01/2005 to 12/31/2005.......................     1.122429        1.251881       9,180,604
  01/01/2006 to 12/31/2006.......................     1.251881        1.550980      10,374,851
  01/01/2007 to 12/31/2007.......................     1.550980        1.692742      10,904,460
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.557054        1.507861          78,495
  01/01/2002 to 12/31/2002.......................     1.507861        1.341513       1,245,456
  01/01/2003 to 12/31/2003.......................     1.341513        1.803959       2,602,170
  01/01/2004 to 12/31/2004.......................     1.803959        2.185197       5,612,321
  01/01/2005 to 12/31/2005.......................     2.185197        2.415539       7,373,295
  01/01/2006 to 12/31/2006.......................     2.415539        2.652742       8,429,634
  01/01/2007 to 12/31/2007.......................     2.652742        2.703203       9,391,847
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998973       12.846559         227,580
  01/01/2005 to 12/31/2005.......................    12.846559       14.373064         771,922
  01/01/2006 to 12/31/2006.......................    14.373064       19.529656       1,155,242
  01/01/2007 to 12/31/2007.......................    19.529656       16.391631       1,230,370
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.998185        8.693182          44,329
  01/01/2006 to 12/31/2006.......................     8.693182        9.239346          92,950
  01/01/2007 to 12/31/2007.......................     9.239346       10.427689         142,163
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.890720       14.884624           9,455
  01/01/2005 to 12/31/2005.......................    14.884624       17.049221         102,857
  01/01/2006 to 12/31/2006.......................    17.049221       19.591226         263,366
  01/01/2007 to 12/31/2007.......................    19.591226       20.558001         316,449
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    11.045105       11.164159          66,101
  01/01/2007 to 12/31/2007.......................    11.164159       12.215182         182,408

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.008155        1.055126       1,119,475
  01/01/2002 to 12/31/2002.......................     1.055126        1.138865      16,599,383
  01/01/2003 to 12/31/2003.......................     1.138865        1.173147      32,638,246
  01/01/2004 to 12/31/2004.......................     1.173147        1.216239      40,652,548
  01/01/2005 to 12/31/2005.......................     1.216239        1.228169      48,734,602
  01/01/2006 to 12/31/2006.......................     1.228169        1.267751      55,367,514
  01/01/2007 to 12/31/2007.......................     1.267751        1.346621      57,456,286
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.758331        0.610204          94,456
  01/01/2002 to 12/31/2002.......................     0.610204        0.296896       1,890,616
  01/01/2003 to 12/31/2003.......................     0.296896        0.462007       5,227,797
  01/01/2004 to 12/31/2004.......................     0.462007        0.436579       6,922,678
  01/01/2005 to 12/31/2005.......................     0.436579        0.478666       6,389,625
  01/01/2006 to 12/31/2006.......................     0.478666        0.498010       5,891,296
  01/01/2007 to 12/31/2007.......................     0.498010        0.646824       6,439,657
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.223058        1.190110         277,659
  01/01/2002 to 12/31/2002.......................     1.190110        0.932989       2,510,267
  01/01/2003 to 12/31/2003.......................     0.932989        1.342601       5,066,094
  01/01/2004 to 12/31/2004.......................     1.342601        1.556617       6,724,020
  01/01/2005 to 12/31/2005.......................     1.556617        1.603443       7,566,069
  01/01/2006 to 12/31/2006.......................     1.603443        1.861978       7,837,846
  01/01/2007 to 12/31/2007.......................     1.861978        1.807382       7,611,161
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.125926        1.221288         978,390
  01/01/2005 to 12/31/2005.......................     1.221288        1.282478       4,973,054
  01/01/2006 to 12/31/2006.......................     1.282478        1.429754       6,945,697
  01/01/2007 to 12/31/2007.......................     1.429754        1.541110       8,339,019
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.931494        0.824824         342,075
  01/01/2002 to 12/31/2002.......................     0.824824        0.455853       2,938,916
  01/01/2003 to 12/31/2003.......................     0.455853        0.615144       6,230,898
  01/01/2004 to 12/31/2004.......................     0.615144        0.715759      12,892,638
  01/01/2005 to 12/31/2005.......................     0.715759        0.810287      17,133,576
  01/01/2006 to 12/31/2006.......................     0.810287        0.849577      20,689,731
  01/01/2007 to 12/31/2007.......................     0.849577        0.986943      22,527,544
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.251553        1.335628         110,140
  01/01/2005 to 12/31/2005.......................     1.335628        1.460425         493,836
  01/01/2006 to 12/31/2006.......................     1.460425        1.494666       1,539,292
  01/01/2007 to 12/31/2007.......................     1.494666        1.616706       2,069,225
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.892562        2.008364       1,521,011
  01/01/2005 to 12/31/2005.......................     2.008364        2.034295       4,035,933
  01/01/2006 to 12/31/2006.......................     2.034295        2.106035       6,894,191
  01/01/2007 to 12/31/2007.......................     2.106035        2.156764       9,339,891

                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.568445        1.605937         287,447
  01/01/2002 to 12/31/2002.......................     1.605937        1.734481       3,519,888
  01/01/2003 to 12/31/2003.......................     1.734481        1.926993      10,119,058
  01/01/2004 to 12/31/2004.......................     1.926993        2.026247      11,481,473
  01/01/2005 to 12/31/2005.......................     2.026247        2.054618      11,641,713
  01/01/2006 to 12/31/2006.......................     2.054618        2.127675       9,554,380
  01/01/2007 to 12/31/2007.......................     2.127675        2.182804       9,028,855
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.564295        1.603184       2,078,192
  01/01/2005 to 12/31/2005.......................     1.603184        1.605346       7,317,339
  01/01/2006 to 12/31/2006.......................     1.605346        1.647525      11,261,412
  01/01/2007 to 12/31/2007.......................     1.647525        1.692572      11,740,506
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.448887        1.493541         847,646
  01/01/2002 to 12/31/2002.......................     1.493541        1.587441       8,277,460
  01/01/2003 to 12/31/2003.......................     1.587441        1.591992      12,674,903
  01/01/2004 to 12/31/2004.......................     1.591992        1.616267      12,870,374
  01/01/2005 to 12/31/2005.......................     1.616267        1.621457      11,846,856
  01/01/2006 to 12/31/2006.......................     1.621457        1.665022      10,367,600
  01/01/2007 to 12/31/2007.......................     1.665022        1.712175       9,246,950


                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.692602       15.412255         206,337
  01/01/2007 to 12/31/2007.......................    15.412255       15.686896         874,300
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.463224        1.350000         295,927
  01/01/2002 to 12/31/2002.......................     1.350000        1.076512       2,760,128
  01/01/2003 to 12/31/2003.......................     1.076512        1.628167       4,912,135
  01/01/2004 to 12/31/2004.......................     1.628167        1.938776       7,451,246
  01/01/2005 to 12/31/2005.......................     1.938776        2.394218      10,097,133
  01/01/2006 to 12/31/2006.......................     2.394218        2.926019      12,290,858
  01/01/2007 to 12/31/2007.......................     2.926019        3.499836      13,271,602
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.760851       11.278829         168,238
  01/01/2002 to 12/31/2002.......................    11.278829        8.393632       1,874,264
  01/01/2003 to 12/31/2003.......................     8.393632       11.312295       3,772,092
  01/01/2004 to 12/31/2004.......................    11.312295       12.536032       5,226,860
  01/01/2005 to 12/31/2005.......................    12.536032       14.349601       6,391,197
  01/01/2006 to 12/31/2006.......................    14.349601       15.580943       7,344,549
  01/01/2007 to 12/31/2007.......................    15.580943       17.242941       7,406,684

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.647461        8.389090         190,117
  01/01/2002 to 12/31/2002.......................     8.389090        6.748146       2,226,755
  01/01/2003 to 12/31/2003.......................     6.748146        8.803389       4,231,229
  01/01/2004 to 12/31/2004.......................     8.803389        9.571662       5,903,453
  01/01/2005 to 12/31/2005.......................     9.571662        9.979509       7,052,462
  01/01/2006 to 12/31/2006.......................     9.979509       11.326003       7,204,668
  01/01/2007 to 12/31/2007.......................    11.326003       11.719080       7,191,793



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.837186       37.527489           2,359
  01/01/2005 to 12/31/2005.......................    37.527489       40.888321           4,987
  01/01/2006 to 12/31/2006.......................    40.888321       42.950645          11,241
  01/01/2007 to 12/31/2007.......................    42.950645       50.946162          17,729
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.828491        3.967810         217,116
  01/01/2002 to 12/31/2002.......................     3.967810        4.234371       1,818,388
  01/01/2003 to 12/31/2003.......................     4.234371        4.410821       2,755,116
  01/01/2004 to 12/31/2004.......................     4.410821        4.533074       3,197,295
  01/01/2005 to 12/31/2005.......................     4.533074        4.568816       3,530,909
  01/01/2006 to 12/31/2006.......................     4.568816        4.694201       3,643,211
  01/01/2007 to 12/31/2007.......................     4.694201        4.909808       3,437,166
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    35.648033       38.474665           1,897
  01/01/2005 to 12/31/2005.......................    38.474665       39.030259           3,967
  01/01/2006 to 12/31/2006.......................    39.030259       42.453752           5,881
  01/01/2007 to 12/31/2007.......................    42.453752       44.233821           8,024
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.903960        7.974482         243,509
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     7.143398        6.526287          20,628
  01/01/2002 to 12/31/2002.......................     6.526287        4.746421         124,713
  01/01/2003 to 12/31/2003.......................     4.746421        6.083269         241,556
  01/01/2004 to 12/31/2004.......................     6.083269        6.637515         327,032
  01/01/2005 to 12/31/2005.......................     6.637515        6.765961         315,340
  01/01/2006 to 12/31/2006.......................     6.765961        7.598944         295,699
  01/01/2007 to 04/27/2007.......................     7.598944        7.970544               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.070204        1.181023         222,093
  01/01/2005 to 12/31/2005.......................     1.181023        1.229983         601,557
  01/01/2006 to 12/31/2006.......................     1.229983        1.445668       1,017,651
  01/01/2007 to 12/31/2007.......................     1.445668        1.470807       1,351,592
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.792676         149,186
  01/01/2003 to 12/31/2003.......................     0.792676        1.058975         633,797
  01/01/2004 to 12/31/2004.......................     1.058975        1.183911       1,208,221
  01/01/2005 to 12/31/2005.......................     1.183911        1.234551       1,085,453
  01/01/2006 to 12/31/2006.......................     1.234551        1.451953       1,140,687
  01/01/2007 to 12/31/2007.......................     1.451953        1.479247       1,166,714
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.330500        2.554477          54,378
  01/01/2005 to 12/31/2005.......................     2.554477        2.690527         206,150
  01/01/2006 to 12/31/2006.......................     2.690527        2.757686         263,360
  01/01/2007 to 12/31/2007.......................     2.757686        3.221962         302,111

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.999024        2.739942         165,746
  01/01/2002 to 12/31/2002.......................     2.739942        1.804690       1,376,184
  01/01/2003 to 12/31/2003.......................     1.804690        2.402031       2,242,123
  01/01/2004 to 12/31/2004.......................     2.402031        2.573699       2,420,784
  01/01/2005 to 12/31/2005.......................     2.573699        2.713259       2,079,100
  01/01/2006 to 12/31/2006.......................     2.713259        2.783993       1,829,333
  01/01/2007 to 12/31/2007.......................     2.783993        3.255744       1,808,823
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.235521        2.248592         869,330
  01/01/2002 to 12/31/2002.......................     2.248592        2.244279       2,741,837
  01/01/2003 to 12/31/2003.......................     2.244279        2.226473       4,235,857
  01/01/2004 to 12/31/2004.......................     2.226473        2.212661       3,325,994
  01/01/2005 to 12/31/2005.......................     2.212661        2.240630       3,111,335
  01/01/2006 to 12/31/2006.......................     2.240630        2.311275       2,932,154
  01/01/2007 to 12/31/2007.......................     2.311275        2.389891       3,163,873
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.614218        1.816649         923,895
  01/01/2005 to 12/31/2005.......................     1.816649        1.862435       1,599,991
  01/01/2006 to 12/31/2006.......................     1.862435        2.139664       1,823,090
  01/01/2007 to 12/31/2007.......................     2.139664        2.032896       1,845,494
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.429451        1.399052         558,279
  01/01/2002 to 12/31/2002.......................     1.399052        1.083716       5,041,638
  01/01/2003 to 12/31/2003.......................     1.083716        1.602866       8,227,912
  01/01/2004 to 12/31/2004.......................     1.602866        1.821151       9,465,838
  01/01/2005 to 12/31/2005.......................     1.821151        1.867886       8,568,287
  01/01/2006 to 12/31/2006.......................     1.867886        2.149597       7,641,077
  01/01/2007 to 12/31/2007.......................     2.149597        2.044760       6,645,180
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.516543       11.167932               0
  01/01/2007 to 12/31/2007.......................    11.167932       11.612202             962
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.707472       11.422896           1,746
  01/01/2007 to 12/31/2007.......................    11.422896       11.902093           4,520
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.870725        3.090685         662,509
  01/01/2005 to 12/31/2005.......................     3.090685        3.354159       1,845,396
  01/01/2006 to 12/31/2006.......................     3.354159        3.783210       2,982,387
  01/01/2007 to 12/31/2007.......................     3.783210        3.894320       3,433,602
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.797107        2.654425         441,860
  01/01/2002 to 12/31/2002.......................     2.654425        2.185385       3,544,762
  01/01/2003 to 12/31/2003.......................     2.185385        2.818779       6,131,831
  01/01/2004 to 12/31/2004.......................     2.818779        3.118527       6,895,437
  01/01/2005 to 12/31/2005.......................     3.118527        3.388693       6,611,460
  01/01/2006 to 12/31/2006.......................     3.388693        3.825009       6,238,689
  01/01/2007 to 12/31/2007.......................     3.825009        3.940683       5,566,242
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.189706        1.359497         392,318
  01/01/2005 to 12/31/2005.......................     1.359497        1.577210         883,380
  01/01/2006 to 12/31/2006.......................     1.577210        1.808635       1,050,578
  01/01/2007 to 12/31/2007.......................     1.808635        1.963914       1,298,359

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.261053        1.152377         239,674
  01/01/2002 to 12/31/2002.......................     1.152377        0.936556       2,208,624
  01/01/2003 to 12/31/2003.......................     0.936556        1.181769       3,422,333
  01/01/2004 to 12/31/2004.......................     1.181769        1.375915       3,077,245
  01/01/2005 to 12/31/2005.......................     1.375915        1.599161       2,685,807
  01/01/2006 to 12/31/2006.......................     1.599161        1.834322       2,271,385
  01/01/2007 to 12/31/2007.......................     1.834322        1.994261       1,961,979
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    17.174056       17.379668           4,116
  01/01/2007 to 12/31/2007.......................    17.379668       17.783641           6,138
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.810632          97,989
  01/01/2003 to 12/31/2003.......................     0.810632        1.136381         390,452
  01/01/2004 to 04/30/2004.......................     1.136381        1.126278         732,700
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.883025        1.552394          61,360
  01/01/2002 to 12/31/2002.......................     1.552394        1.084738         353,346
  01/01/2003 to 12/31/2003.......................     1.084738        1.437020         558,019
  01/01/2004 to 12/31/2004.......................     1.437020        1.656261       1,248,080
  01/01/2005 to 12/31/2005.......................     1.656261        1.742997       1,176,022
  01/01/2006 to 12/31/2006.......................     1.742997        1.918455       1,284,135
  01/01/2007 to 12/31/2007.......................     1.918455        2.046095       1,146,092
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.313951        2.610948          23,165
  01/01/2005 to 12/31/2005.......................     2.610948        2.844750         107,176
  01/01/2006 to 12/31/2006.......................     2.844750        3.133975         252,821
  01/01/2007 to 12/31/2007.......................     3.133975        3.213529         334,704
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.609765        2.369929          44,802
  01/01/2002 to 12/31/2002.......................     2.369929        1.880732         386,064
  01/01/2003 to 12/31/2003.......................     1.880732        2.351730         802,697
  01/01/2004 to 12/31/2004.......................     2.351730        2.634773         807,025
  01/01/2005 to 12/31/2005.......................     2.634773        2.873216         751,618
  01/01/2006 to 12/31/2006.......................     2.873216        3.168397         792,595
  01/01/2007 to 12/31/2007.......................     3.168397        3.252015         715,382
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953804        0.880011         258,180
  01/01/2002 to 12/31/2002.......................     0.880011        0.624749       1,365,065
  01/01/2003 to 12/31/2003.......................     0.624749        0.891300       2,155,256
  01/01/2004 to 12/31/2004.......................     0.891300        0.977339       2,642,995
  01/01/2005 to 12/31/2005.......................     0.977339        1.006611       2,730,470
  01/01/2006 to 12/31/2006.......................     1.006611        1.089682       2,764,354
  01/01/2007 to 12/31/2007.......................     1.089682        1.121378       2,635,921
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     3.028873        3.287838         403,355
  01/01/2005 to 12/31/2005.......................     3.287838        3.558773         915,002
  01/01/2006 to 12/31/2006.......................     3.558773        3.938606       1,205,771
  01/01/2007 to 12/31/2007.......................     3.938606        3.610604       1,281,844

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.518576        2.639391         401,779
  01/01/2002 to 12/31/2002.......................     2.639391        2.370004       3,706,789
  01/01/2003 to 12/31/2003.......................     2.370004        3.097009       6,468,059
  01/01/2004 to 12/31/2004.......................     3.097009        3.353935       7,196,581
  01/01/2005 to 12/31/2005.......................     3.353935        3.633810       6,767,545
  01/01/2006 to 12/31/2006.......................     3.633810        4.025687       5,792,113
  01/01/2007 to 12/31/2007.......................     4.025687        3.694118       5,021,337
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.875803        1.176753         580,830
  01/01/2004 to 12/31/2004.......................     1.176753        1.399207       1,886,163
  01/01/2005 to 12/31/2005.......................     1.399207        1.577033       3,772,112
  01/01/2006 to 12/31/2006.......................     1.577033        2.004813       5,385,433
  01/01/2007 to 12/31/2007.......................     2.004813        1.955662       5,916,229
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.059909        0.884331          32,461
  01/01/2003 to 12/31/2003.......................     0.884331        1.179161         558,061
  01/01/2004 to 12/31/2004.......................     1.179161        1.403980       1,235,141
  01/01/2005 to 12/31/2005.......................     1.403980        1.582926       1,670,051
  01/01/2006 to 12/31/2006.......................     1.582926        2.014435       1,956,424
  01/01/2007 to 12/31/2007.......................     2.014435        1.967407       2,071,297
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.216777        1.313504         679,014
  01/01/2005 to 12/31/2005.......................     1.313504        1.274552       1,223,840
  01/01/2006 to 12/31/2006.......................     1.274552        1.481821       1,594,820
  01/01/2007 to 12/31/2007.......................     1.481821        1.402988       1,740,041
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.186098        0.973172         648,931
  01/01/2003 to 12/31/2003.......................     0.973172        1.203420       2,333,920
  01/01/2004 to 12/31/2004.......................     1.203420        1.321289       2,689,824
  01/01/2005 to 12/31/2005.......................     1.321289        1.283513       2,454,270
  01/01/2006 to 12/31/2006.......................     1.283513        1.493439       2,168,763
  01/01/2007 to 12/31/2007.......................     1.493439        1.415424       2,219,650
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   147.677871      181.223037           4,374
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.407936        0.490176          94,714
  01/01/2006 to 12/31/2006.......................     0.490176        0.495826         200,531
  01/01/2007 to 12/31/2007.......................     0.495826        0.544850         265,792
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.423422        0.442180          32,719
  01/01/2005 to 04/30/2005.......................     0.442180        0.403043               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.408221        0.491229       1,720,408
  01/01/2006 to 12/31/2006.......................     0.491229        0.497254       1,596,002
  01/01/2007 to 12/31/2007.......................     0.497254        0.547180       1,215,905
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.574821        0.492742         112,128
  01/01/2002 to 12/31/2002.......................     0.492742        0.345299       1,428,969
  01/01/2003 to 12/31/2003.......................     0.345299        0.428230       1,722,848
  01/01/2004 to 12/31/2004.......................     0.428230        0.442188       1,672,132
  01/01/2005 to 04/30/2005.......................     0.442188        0.407063               0

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.140016        0.967184         213,941
  01/01/2003 to 12/31/2003.......................     0.967184        1.203982         814,656
  01/01/2004 to 12/31/2004.......................     1.203982        1.358864         985,057
  01/01/2005 to 12/31/2005.......................     1.358864        1.448735         958,798
  01/01/2006 to 12/31/2006.......................     1.448735        1.639120         828,282
  01/01/2007 to 12/31/2007.......................     1.639120        1.573194       1,032,533
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951810        0.774950         212,536
  01/01/2002 to 12/31/2002.......................     0.774950        0.528917         890,937
  01/01/2003 to 12/31/2003.......................     0.528917        0.677876       1,542,446
  01/01/2004 to 12/31/2004.......................     0.677876        0.725210       1,804,841
  01/01/2005 to 12/31/2005.......................     0.725210        0.812651       1,758,953
  01/01/2006 to 12/31/2006.......................     0.812651        0.787846       1,661,717
  01/01/2007 to 12/31/2007.......................     0.787846        0.794843       1,285,456
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.387302       10.067298          20,375
  01/01/2007 to 12/31/2007.......................    10.067298        9.344941          25,021
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.098614        1.130538         229,823
  01/01/2002 to 12/31/2002.......................     1.130538        1.226269       1,687,331
  01/01/2003 to 12/31/2003.......................     1.226269        1.250731       4,259,615
  01/01/2004 to 12/31/2004.......................     1.250731        1.281348       4,947,365
  01/01/2005 to 12/31/2005.......................     1.281348        1.287637       5,596,683
  01/01/2006 to 12/31/2006.......................     1.287637        1.318858       5,467,050
  01/01/2007 to 12/31/2007.......................     1.318858        1.387744       5,422,863
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.353603        2.667795         142,465
  01/01/2005 to 12/31/2005.......................     2.667795        2.807855         411,440
  01/01/2006 to 12/31/2006.......................     2.807855        3.224486         701,160
  01/01/2007 to 12/31/2007.......................     3.224486        3.550815         867,082
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.383050        2.255570          52,241
  01/01/2002 to 12/31/2002.......................     2.255570        1.743692         707,530
  01/01/2003 to 12/31/2003.......................     1.743692        2.344473       1,480,073
  01/01/2004 to 12/31/2004.......................     2.344473        2.687786       1,827,947
  01/01/2005 to 12/31/2005.......................     2.687786        2.831410       1,644,032
  01/01/2006 to 12/31/2006.......................     2.831410        3.254656       1,525,531
  01/01/2007 to 12/31/2007.......................     3.254656        3.587439       1,517,743
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.366705        1.374725          65,506
  01/01/2002 to 12/31/2002.......................     1.374725        1.348510       1,037,918
  01/01/2003 to 12/31/2003.......................     1.348510        1.585325       3,312,961
  01/01/2004 to 12/31/2004.......................     1.585325        1.691740       4,095,184
  01/01/2005 to 12/31/2005.......................     1.691740        1.694043       4,436,764
  01/01/2006 to 12/31/2006.......................     1.694043        1.824281       4,640,375
  01/01/2007 to 12/31/2007.......................     1.824281        1.917569       4,815,422
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.122499        0.847818         145,764
  01/01/2003 to 12/31/2003.......................     0.847818        1.161541         533,469
  01/01/2004 to 12/31/2004.......................     1.161541        1.219636         685,966
  01/01/2005 to 12/31/2005.......................     1.219636        1.302792         734,063
  01/01/2006 to 12/31/2006.......................     1.302792        1.467668         675,061
  01/01/2007 to 12/31/2007.......................     1.467668        1.608183         627,180

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998890       11.154317           2,882
  01/01/2006 to 12/31/2006.......................    11.154317       12.728431         136,098
  01/01/2007 to 12/31/2007.......................    12.728431       12.967317         132,254
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998890       10.303196           3,072
  01/01/2006 to 12/31/2006.......................    10.303196       10.865903          14,670
  01/01/2007 to 12/31/2007.......................    10.865903       11.316619          19,347
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998890       10.521194          10,357
  01/01/2006 to 12/31/2006.......................    10.521194       11.358570          82,077
  01/01/2007 to 12/31/2007.......................    11.358570       11.744567         255,838
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.051488        1.030593          46,529
  01/01/2002 to 12/31/2002.......................     1.030593        0.863149         722,105
  01/01/2003 to 12/31/2003.......................     0.863149        1.145792       2,198,172
  01/01/2004 to 12/31/2004.......................     1.145792        1.308088       2,709,058
  01/01/2005 to 12/31/2005.......................     1.308088        1.445738       2,870,524
  01/01/2006 to 12/31/2006.......................     1.445738        1.566559       2,955,137
  01/01/2007 to 12/31/2007.......................     1.566559        1.661606       2,736,501
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998890       10.752070         126,081
  01/01/2006 to 12/31/2006.......................    10.752070       11.864211         499,022
  01/01/2007 to 12/31/2007.......................    11.864211       12.212967       1,155,607
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998890       10.978002         193,029
  01/01/2006 to 12/31/2006.......................    10.978002       12.370963         971,283
  01/01/2007 to 12/31/2007.......................    12.370963       12.674051       2,264,451
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.807341        3.528018          64,482
  01/01/2002 to 12/31/2002.......................     3.528018        2.696948         652,639
  01/01/2003 to 12/31/2003.......................     2.696948        3.402424       1,619,258
  01/01/2004 to 12/31/2004.......................     3.402424        3.701714       1,851,273
  01/01/2005 to 12/31/2005.......................     3.701714        3.812026       1,876,561
  01/01/2006 to 12/31/2006.......................     3.812026        4.332201       1,840,391
  01/01/2007 to 12/31/2007.......................     4.332201        4.486409       1,686,547
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.709722        8.549344          10,133
  01/01/2005 to 12/31/2005.......................     8.549344        9.017183          15,676
  01/01/2006 to 04/30/2006.......................     9.017183        9.425733          15,630
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.895771        0.830635         227,620
  01/01/2002 to 12/31/2002.......................     0.830635        0.653612         852,130
  01/01/2003 to 12/31/2003.......................     0.653612        0.783495       1,327,287
  01/01/2004 to 12/31/2004.......................     0.783495        0.860136       1,876,224
  01/01/2005 to 12/31/2005.......................     0.860136        0.909004       1,706,218
  01/01/2006 to 04/30/2006.......................     0.909004        0.950499               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.977250        0.877224          59,840
  01/01/2002 to 12/31/2002.......................     0.877224        0.655964         253,040
  01/01/2003 to 12/31/2003.......................     0.655964        0.801952         407,327
  01/01/2004 to 04/30/2004.......................     0.801952        0.816603         495,237

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.926780        0.848208         161,048
  01/01/2002 to 12/31/2002.......................     0.848208        0.738078       1,165,514
  01/01/2003 to 12/31/2003.......................     0.738078        0.961516       2,377,369
  01/01/2004 to 12/31/2004.......................     0.961516        1.134133       2,677,862
  01/01/2005 to 12/31/2005.......................     1.134133        1.302727       3,067,021
  01/01/2006 to 12/31/2006.......................     1.302727        1.626729       3,493,691
  01/01/2007 to 12/31/2007.......................     1.626729        1.818097       4,016,551
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.707949        4.033161         891,992
  01/01/2005 to 12/31/2005.......................     4.033161        4.092670       1,090,624
  01/01/2006 to 12/31/2006.......................     4.092670        4.519799       1,090,122
  01/01/2007 to 12/31/2007.......................     4.519799        4.642465         948,031
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.504179        1.477444          45,831
  01/01/2002 to 12/31/2002.......................     1.477444        1.257572         858,351
  01/01/2003 to 12/31/2003.......................     1.257572        1.484283       1,751,585
  01/01/2004 to 04/30/2004.......................     1.484283        1.471564       2,020,425
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.945862        0.852843          67,835
  01/01/2002 to 12/31/2002.......................     0.852843        0.700383       1,081,587
  01/01/2003 to 12/31/2003.......................     0.700383        0.948053       2,542,236
  01/01/2004 to 12/31/2004.......................     0.948053        1.115559       3,433,665
  01/01/2005 to 12/31/2005.......................     1.115559        1.242979       3,570,990
  01/01/2006 to 12/31/2006.......................     1.242979        1.538418       3,451,194
  01/01/2007 to 12/31/2007.......................     1.538418        1.677344       3,239,163
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.552941        1.503129          34,558
  01/01/2002 to 12/31/2002.......................     1.503129        1.335969         361,709
  01/01/2003 to 12/31/2003.......................     1.335969        1.794722       1,093,194
  01/01/2004 to 12/31/2004.......................     1.794722        2.171830       2,103,590
  01/01/2005 to 12/31/2005.......................     2.171830        2.398373       2,806,108
  01/01/2006 to 12/31/2006.......................     2.398373        2.631265       3,350,874
  01/01/2007 to 12/31/2007.......................     2.631265        2.678622       3,583,350
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998890       12.837948         110,329
  01/01/2005 to 12/31/2005.......................    12.837948       14.349118         275,585
  01/01/2006 to 12/31/2006.......................    14.349118       19.477708         453,846
  01/01/2007 to 12/31/2007.......................    19.477708       16.331587         511,634
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.964511        8.650849          19,326
  01/01/2006 to 12/31/2006.......................     8.650849        9.185190          47,132
  01/01/2007 to 12/31/2007.......................     9.185190       10.356153          61,095
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.798623       14.768490           5,741
  01/01/2005 to 12/31/2005.......................    14.768490       16.899352          30,573
  01/01/2006 to 12/31/2006.......................    16.899352       19.399664          51,265
  01/01/2007 to 12/31/2007.......................    19.399664       20.336533          63,694
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    11.011996       11.123317          15,802
  01/01/2007 to 12/31/2007.......................    11.123317       12.158272          75,524

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.007769        1.054194         654,487
  01/01/2002 to 12/31/2002.......................     1.054194        1.136725       7,591,886
  01/01/2003 to 12/31/2003.......................     1.136725        1.169775      15,537,661
  01/01/2004 to 12/31/2004.......................     1.169775        1.211528      18,151,277
  01/01/2005 to 12/31/2005.......................     1.211528        1.222193      19,870,194
  01/01/2006 to 12/31/2006.......................     1.222193        1.260325      20,087,566
  01/01/2007 to 12/31/2007.......................     1.260325        1.337388      18,461,477
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.758038        0.609663          58,620
  01/01/2002 to 12/31/2002.......................     0.609663        0.296343         684,856
  01/01/2003 to 12/31/2003.......................     0.296343        0.460690       2,171,669
  01/01/2004 to 12/31/2004.......................     0.460690        0.434898       2,948,050
  01/01/2005 to 12/31/2005.......................     0.434898        0.476348       2,805,676
  01/01/2006 to 12/31/2006.......................     0.476348        0.495105       2,703,866
  01/01/2007 to 12/31/2007.......................     0.495105        0.642405       3,593,986
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.219826        1.186373          69,714
  01/01/2002 to 12/31/2002.......................     1.186373        0.929131         980,925
  01/01/2003 to 12/31/2003.......................     0.929131        1.335715       2,248,054
  01/01/2004 to 12/31/2004.......................     1.335715        1.547082       2,975,158
  01/01/2005 to 12/31/2005.......................     1.547082        1.592035       3,253,959
  01/01/2006 to 12/31/2006.......................     1.592035        1.846888       3,394,157
  01/01/2007 to 12/31/2007.......................     1.846888        1.790932       2,975,367
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.119764        1.213800         371,795
  01/01/2005 to 12/31/2005.......................     1.213800        1.273345       1,150,111
  01/01/2006 to 12/31/2006.......................     1.273345        1.418156       1,563,773
  01/01/2007 to 12/31/2007.......................     1.418156        1.527073       1,899,276
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.931134        0.824088         228,099
  01/01/2002 to 12/31/2002.......................     0.824088        0.454985       1,350,231
  01/01/2003 to 12/31/2003.......................     0.454985        0.613351       2,740,053
  01/01/2004 to 12/31/2004.......................     0.613351        0.712958       4,790,384
  01/01/2005 to 12/31/2005.......................     0.712958        0.806313       6,160,745
  01/01/2006 to 12/31/2006.......................     0.806313        0.844567       7,011,334
  01/01/2007 to 12/31/2007.......................     0.844567        0.980138       7,209,883
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.242603        1.325197          59,871
  01/01/2005 to 12/31/2005.......................     1.325197        1.447577         267,157
  01/01/2006 to 12/31/2006.......................     1.447577        1.480039         517,577
  01/01/2007 to 12/31/2007.......................     1.480039        1.599275         669,674
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.874647        1.988034         432,154
  01/01/2005 to 12/31/2005.......................     1.988034        2.011696       1,533,843
  01/01/2006 to 12/31/2006.......................     2.011696        2.080563       2,034,695
  01/01/2007 to 12/31/2007.......................     2.080563        2.128538       2,554,305

                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.558017        1.594464         179,069
  01/01/2002 to 12/31/2002.......................     1.594464        1.720371       1,763,673
  01/01/2003 to 12/31/2003.......................     1.720371        1.909409       3,667,562
  01/01/2004 to 12/31/2004.......................     1.909409        2.005745       4,330,695
  01/01/2005 to 12/31/2005.......................     2.005745        2.031803       4,385,668
  01/01/2006 to 12/31/2006.......................     2.031803        2.101953       3,964,043
  01/01/2007 to 12/31/2007.......................     2.101953        2.154249       3,927,738
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.549486        1.586955         461,685
  01/01/2005 to 12/31/2005.......................     1.586955        1.587510       1,337,696
  01/01/2006 to 12/31/2006.......................     1.587510        1.627597       1,955,732
  01/01/2007 to 12/31/2007.......................     1.627597        1.670419       2,204,360
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.439254        1.482873         406,922
  01/01/2002 to 12/31/2002.......................     1.482873        1.574516       3,752,623
  01/01/2003 to 12/31/2003.......................     1.574516        1.577453       5,859,702
  01/01/2004 to 12/31/2004.......................     1.577453        1.599901       5,492,094
  01/01/2005 to 12/31/2005.......................     1.599901        1.603439       5,566,349
  01/01/2006 to 12/31/2006.......................     1.603439        1.644880       5,050,463
  01/01/2007 to 12/31/2007.......................     1.644880        1.689764       4,233,768


                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.560847       15.263925          60,295
  01/01/2007 to 12/31/2007.......................    15.263925       15.520311         185,366
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.458585        1.345052         130,815
  01/01/2002 to 12/31/2002.......................     1.345052        1.071482         961,486
  01/01/2003 to 12/31/2003.......................     1.071482        1.618945       1,641,739
  01/01/2004 to 12/31/2004.......................     1.618945        1.925863       2,958,867
  01/01/2005 to 12/31/2005.......................     1.925863        2.375903       3,696,633
  01/01/2006 to 12/31/2006.......................     2.375903        2.900742       4,692,653
  01/01/2007 to 12/31/2007.......................     2.900742        3.466117       4,940,653
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.540653       11.078671          95,874
  01/01/2002 to 12/31/2002.......................    11.078671        8.236410         893,722
  01/01/2003 to 12/31/2003.......................     8.236410       11.089325       1,811,737
  01/01/2004 to 12/31/2004.......................    11.089325       12.276627       2,524,388
  01/01/2005 to 12/31/2005.......................    12.276627       14.038670       2,807,059
  01/01/2006 to 12/31/2006.......................    14.038670       15.228136       2,948,975
  01/01/2007 to 12/31/2007.......................    15.228136       16.835562       2,865,929

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.498265        8.240238         126,008
  01/01/2002 to 12/31/2002.......................     8.240238        6.621767       1,040,860
  01/01/2003 to 12/31/2003.......................     6.621767        8.629898       2,297,752
  01/01/2004 to 12/31/2004.......................     8.629898        9.373627       3,012,257
  01/01/2005 to 12/31/2005.......................     9.373627        9.763296       3,200,295
  01/01/2006 to 12/31/2006.......................     9.763296       11.069576       3,206,145
  01/01/2007 to 12/31/2007.......................    11.069576       11.442242       3,001,823



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.567147       37.215656             753
  01/01/2005 to 12/31/2005.......................    37.215656       40.528355             450
  01/01/2006 to 12/31/2006.......................    40.528355       42.551290           1,071
  01/01/2007 to 12/31/2007.......................    42.551290       50.447102           3,075
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.794455        3.931554          41,262
  01/01/2002 to 12/31/2002.......................     3.931554        4.193573         201,281
  01/01/2003 to 12/31/2003.......................     4.193573        4.366140         409,883
  01/01/2004 to 12/31/2004.......................     4.366140        4.484905         401,399
  01/01/2005 to 12/31/2005.......................     4.484905        4.518013         409,436
  01/01/2006 to 12/31/2006.......................     4.518013        4.639690         421,577
  01/01/2007 to 12/31/2007.......................     4.639690        4.850355         386,027
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    35.331647       38.120554               0
  01/01/2005 to 12/31/2005.......................    38.120554       38.651758               0
  01/01/2006 to 12/31/2006.......................    38.651758       42.021096               0
  01/01/2007 to 12/31/2007.......................    42.021096       43.761019               0
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.810216        7.877257          15,635
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     7.079287        6.466098           1,703
  01/01/2002 to 12/31/2002.......................     6.466098        4.700289           9,125
  01/01/2003 to 12/31/2003.......................     4.700289        6.021138          15,301
  01/01/2004 to 12/31/2004.......................     6.021138        6.566431          14,227
  01/01/2005 to 12/31/2005.......................     6.566431        6.690165          11,944
  01/01/2006 to 12/31/2006.......................     6.690165        7.510073          10,760
  01/01/2007 to 04/27/2007.......................     7.510073        7.876043               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.069130        1.179446           3,456
  01/01/2005 to 12/31/2005.......................     1.179446        1.227729          34,305
  01/01/2006 to 12/31/2006.......................     1.227729        1.442300         138,796
  01/01/2007 to 12/31/2007.......................     1.442300        1.466642         297,563
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.792413           3,190
  01/01/2003 to 12/31/2003.......................     0.792413        1.058109          36,493
  01/01/2004 to 12/31/2004.......................     1.058109        1.182350         100,985
  01/01/2005 to 12/31/2005.......................     1.182350        1.232309          98,023
  01/01/2006 to 12/31/2006.......................     1.232309        1.448594         133,565
  01/01/2007 to 12/31/2007.......................     1.448594        1.475082         248,098
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.319442        2.541513               0
  01/01/2005 to 12/31/2005.......................     2.541513        2.675538          18,910
  01/01/2006 to 12/31/2006.......................     2.675538        2.740956          26,641
  01/01/2007 to 12/31/2007.......................     2.740956        3.200807          25,247

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.989036        2.730133          15,331
  01/01/2002 to 12/31/2002.......................     2.730133        1.797334         103,979
  01/01/2003 to 12/31/2003.......................     1.797334        2.391051         137,582
  01/01/2004 to 12/31/2004.......................     2.391051        2.560650         114,456
  01/01/2005 to 12/31/2005.......................     2.560650        2.698157         100,587
  01/01/2006 to 12/31/2006.......................     2.698157        2.767117          96,204
  01/01/2007 to 12/31/2007.......................     2.767117        3.234382         101,348
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.215646        2.228040          22,885
  01/01/2002 to 12/31/2002.......................     2.228040        2.222654         117,801
  01/01/2003 to 12/31/2003.......................     2.222654        2.203913         356,634
  01/01/2004 to 12/31/2004.......................     2.203913        2.189142         363,839
  01/01/2005 to 12/31/2005.......................     2.189142        2.215709         421,731
  01/01/2006 to 12/31/2006.......................     2.215709        2.284429         573,318
  01/01/2007 to 12/31/2007.......................     2.284429        2.360945         577,599
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.611130        1.812573           8,779
  01/01/2005 to 12/31/2005.......................     1.812573        1.857330          63,127
  01/01/2006 to 12/31/2006.......................     1.857330        2.132735         113,157
  01/01/2007 to 12/31/2007.......................     2.132735        2.025294         132,045
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.428743        1.398010          79,337
  01/01/2002 to 12/31/2002.......................     1.398010        1.082359         549,921
  01/01/2003 to 12/31/2003.......................     1.082359        1.600054         897,467
  01/01/2004 to 12/31/2004.......................     1.600054        1.817044         991,746
  01/01/2005 to 12/31/2005.......................     1.817044        1.862746         901,998
  01/01/2006 to 12/31/2006.......................     1.862746        2.142613         731,159
  01/01/2007 to 12/31/2007.......................     2.142613        2.037091         577,630
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.513475       11.160973               0
  01/01/2007 to 12/31/2007.......................    11.160973       11.599133             984
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.704349       11.415778               0
  01/01/2007 to 12/31/2007.......................    11.415778       11.888698               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.857108        3.075004          34,314
  01/01/2005 to 12/31/2005.......................     3.075004        3.335478         118,287
  01/01/2006 to 12/31/2006.......................     3.335478        3.760265         212,178
  01/01/2007 to 12/31/2007.......................     3.760265        3.868756         272,418
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.787793        2.644925          76,898
  01/01/2002 to 12/31/2002.......................     2.644925        2.176472         330,044
  01/01/2003 to 12/31/2003.......................     2.176472        2.805879         581,668
  01/01/2004 to 12/31/2004.......................     2.805879        3.102700         608,869
  01/01/2005 to 12/31/2005.......................     3.102700        3.369815         565,916
  01/01/2006 to 12/31/2006.......................     3.369815        3.801805         536,517
  01/01/2007 to 12/31/2007.......................     3.801805        3.914808         482,090
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.181986        1.350228          54,651
  01/01/2005 to 12/31/2005.......................     1.350228        1.565675         195,256
  01/01/2006 to 12/31/2006.......................     1.565675        1.794512         447,790
  01/01/2007 to 12/31/2007.......................     1.794512        1.947600         607,200

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.254650        1.146238          84,642
  01/01/2002 to 12/31/2002.......................     1.146238        0.931094         191,102
  01/01/2003 to 12/31/2003.......................     0.931094        1.174289         386,520
  01/01/2004 to 12/31/2004.......................     1.174289        1.366522         352,767
  01/01/2005 to 12/31/2005.......................     1.366522        1.587452         299,674
  01/01/2006 to 12/31/2006.......................     1.587452        1.819983         248,957
  01/01/2007 to 12/31/2007.......................     1.819983        1.977677         229,090
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    17.091180       17.290064               0
  01/01/2007 to 12/31/2007.......................    17.290064       17.683059               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.810370          17,439
  01/01/2003 to 12/31/2003.......................     0.810370        1.135448         115,232
  01/01/2004 to 04/30/2004.......................     1.135448        1.125169         208,801
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.878947        1.548648          10,059
  01/01/2002 to 12/31/2002.......................     1.548648        1.081589          82,679
  01/01/2003 to 12/31/2003.......................     1.081589        1.432146         106,543
  01/01/2004 to 12/31/2004.......................     1.432146        1.649816         246,945
  01/01/2005 to 12/31/2005.......................     1.649816        1.735349         227,738
  01/01/2006 to 12/31/2006.......................     1.735349        1.909085         131,234
  01/01/2007 to 12/31/2007.......................     1.909085        2.035078         150,995
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.301239        2.595745               0
  01/01/2005 to 12/31/2005.......................     2.595745        2.826776          34,217
  01/01/2006 to 12/31/2006.......................     2.826776        3.112621          63,743
  01/01/2007 to 12/31/2007.......................     3.112621        3.190028          61,523
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.599120        2.359679           9,164
  01/01/2002 to 12/31/2002.......................     2.359679        1.871658          81,051
  01/01/2003 to 12/31/2003.......................     1.871658        2.339210         109,289
  01/01/2004 to 12/31/2004.......................     2.339210        2.619432          89,857
  01/01/2005 to 12/31/2005.......................     2.619432        2.855064          85,793
  01/01/2006 to 12/31/2006.......................     2.855064        3.146810          82,617
  01/01/2007 to 12/31/2007.......................     3.146810        3.228235          68,660
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953723        0.879717           1,538
  01/01/2002 to 12/31/2002.......................     0.879717        0.624228         120,614
  01/01/2003 to 12/31/2003.......................     0.624228        0.890113         234,024
  01/01/2004 to 12/31/2004.......................     0.890113        0.975547         244,173
  01/01/2005 to 12/31/2005.......................     0.975547        1.004265         242,653
  01/01/2006 to 12/31/2006.......................     1.004265        1.086600         217,401
  01/01/2007 to 12/31/2007.......................     1.086600        1.117644         136,272
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     3.012237        3.268696           4,827
  01/01/2005 to 12/31/2005.......................     3.268696        3.536291          30,229
  01/01/2006 to 12/31/2006.......................     3.536291        3.911773          37,528
  01/01/2007 to 12/31/2007.......................     3.911773        3.584202          35,591

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.508301        2.627971          57,009
  01/01/2002 to 12/31/2002.......................     2.627971        2.358576         407,484
  01/01/2003 to 12/31/2003.......................     2.358576        3.080534         657,276
  01/01/2004 to 12/31/2004.......................     3.080534        3.334420         707,314
  01/01/2005 to 12/31/2005.......................     3.334420        3.610866         598,855
  01/01/2006 to 12/31/2006.......................     3.610866        3.998276         552,747
  01/01/2007 to 12/31/2007.......................     3.998276        3.667119         449,971
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.875120        1.175443         122,050
  01/01/2004 to 12/31/2004.......................     1.175443        1.396950         197,750
  01/01/2005 to 12/31/2005.......................     1.396950        1.573705         233,162
  01/01/2006 to 12/31/2006.......................     1.573705        1.999585         366,639
  01/01/2007 to 12/31/2007.......................     1.999585        1.949581         414,453
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.059613        0.883783               0
  01/01/2003 to 12/31/2003.......................     0.883783        1.177842          74,852
  01/01/2004 to 12/31/2004.......................     1.177842        1.401707         103,024
  01/01/2005 to 12/31/2005.......................     1.401707        1.579576         188,989
  01/01/2006 to 12/31/2006.......................     1.579576        2.009171         240,232
  01/01/2007 to 12/31/2007.......................     2.009171        1.961279         251,549
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.213445        1.309472          23,210
  01/01/2005 to 12/31/2005.......................     1.309472        1.270007         151,389
  01/01/2006 to 12/31/2006.......................     1.270007        1.475801         253,620
  01/01/2007 to 12/31/2007.......................     1.475801        1.396585         321,559
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.184038        0.971161         105,515
  01/01/2003 to 12/31/2003.......................     0.971161        1.200335         643,424
  01/01/2004 to 12/31/2004.......................     1.200335        1.317242         735,390
  01/01/2005 to 12/31/2005.......................     1.317242        1.278943         676,579
  01/01/2006 to 12/31/2006.......................     1.278943        1.487381         558,311
  01/01/2007 to 12/31/2007.......................     1.487381        1.408973         439,731
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   145.834124      178.900463             182
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.406915        0.488787          43,670
  01/01/2006 to 12/31/2006.......................     0.488787        0.494175          58,320
  01/01/2007 to 12/31/2007.......................     0.494175        0.542763          56,758
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.422573        0.441147               0
  01/01/2005 to 04/30/2005.......................     0.441147        0.402036               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.407190        0.489826         338,185
  01/01/2006 to 12/31/2006.......................     0.489826        0.495587         400,385
  01/01/2007 to 12/31/2007.......................     0.495587        0.545072         321,013
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.574484        0.492330           8,715
  01/01/2002 to 12/31/2002.......................     0.492330        0.344836          92,649
  01/01/2003 to 12/31/2003.......................     0.344836        0.427435         425,315
  01/01/2004 to 12/31/2004.......................     0.427435        0.441146         407,120
  01/01/2005 to 04/30/2005.......................     0.441146        0.406037               0

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.139697        0.966597           6,516
  01/01/2003 to 12/31/2003.......................     0.966597        1.202647          88,459
  01/01/2004 to 12/31/2004.......................     1.202647        1.356678         186,066
  01/01/2005 to 12/31/2005.......................     1.356678        1.445684         232,057
  01/01/2006 to 12/31/2006.......................     1.445684        1.634852         271,026
  01/01/2007 to 12/31/2007.......................     1.634852        1.568309         310,533
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951729        0.774690          20,766
  01/01/2002 to 12/31/2002.......................     0.774690        0.528474         217,421
  01/01/2003 to 12/31/2003.......................     0.528474        0.676985         261,235
  01/01/2004 to 12/31/2004.......................     0.676985        0.723893         202,516
  01/01/2005 to 12/31/2005.......................     0.723893        0.810771         227,709
  01/01/2006 to 12/31/2006.......................     0.810771        0.785631         337,356
  01/01/2007 to 12/31/2007.......................     0.785631        0.792211         272,665
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.354456       10.028747           1,748
  01/01/2007 to 12/31/2007.......................    10.028747        9.304475           1,730
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.097162        1.128756           9,922
  01/01/2002 to 12/31/2002.......................     1.128756        1.223720         112,812
  01/01/2003 to 12/31/2003.......................     1.223720        1.247509         707,358
  01/01/2004 to 12/31/2004.......................     1.247509        1.277406         779,958
  01/01/2005 to 12/31/2005.......................     1.277406        1.283036         827,998
  01/01/2006 to 12/31/2006.......................     1.283036        1.313490         846,664
  01/01/2007 to 12/31/2007.......................     1.313490        1.381401         831,517
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.341850        2.653593             200
  01/01/2005 to 12/31/2005.......................     2.653593        2.791516           4,492
  01/01/2006 to 12/31/2006.......................     2.791516        3.204124          12,561
  01/01/2007 to 12/31/2007.......................     3.204124        3.526618          23,416
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.374519        2.246929           5,907
  01/01/2002 to 12/31/2002.......................     2.246929        1.736142          36,115
  01/01/2003 to 12/31/2003.......................     1.736142        2.333159         109,120
  01/01/2004 to 12/31/2004.......................     2.333159        2.673476         143,530
  01/01/2005 to 12/31/2005.......................     2.673476        2.814931         130,911
  01/01/2006 to 12/31/2006.......................     2.814931        3.234101         140,459
  01/01/2007 to 12/31/2007.......................     3.234101        3.562990         125,445
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.363175        1.370828               0
  01/01/2002 to 12/31/2002.......................     1.370828        1.344021          98,324
  01/01/2003 to 12/31/2003.......................     1.344021        1.579261         282,645
  01/01/2004 to 12/31/2004.......................     1.579261        1.684424         348,733
  01/01/2005 to 12/31/2005.......................     1.684424        1.685876         470,290
  01/01/2006 to 12/31/2006.......................     1.685876        1.814581         590,691
  01/01/2007 to 12/31/2007.......................     1.814581        1.906414         699,149
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.122185        0.847289          34,333
  01/01/2003 to 12/31/2003.......................     0.847289        1.160234         233,535
  01/01/2004 to 12/31/2004.......................     1.160234        1.217653         303,779
  01/01/2005 to 12/31/2005.......................     1.217653        1.300025         229,385
  01/01/2006 to 12/31/2006.......................     1.300025        1.463820         186,633
  01/01/2007 to 12/31/2007.......................     1.463820        1.603161         191,311

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998849       11.150576               0
  01/01/2006 to 12/31/2006.......................    11.150576       12.717820               0
  01/01/2007 to 12/31/2007.......................    12.717820       12.949992               0
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998849       10.299739               0
  01/01/2006 to 12/31/2006.......................    10.299739       10.856842               0
  01/01/2007 to 12/31/2007.......................    10.856842       11.301500          26,059
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998849       10.517665               0
  01/01/2006 to 12/31/2006.......................    10.517665       11.349099           8,608
  01/01/2007 to 12/31/2007.......................    11.349099       11.728876          32,332
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.050967        1.029828         223,464
  01/01/2002 to 12/31/2002.......................     1.029828        0.862076         183,553
  01/01/2003 to 12/31/2003.......................     0.862076        1.143803         551,005
  01/01/2004 to 12/31/2004.......................     1.143803        1.305163         570,838
  01/01/2005 to 12/31/2005.......................     1.305163        1.441786         528,167
  01/01/2006 to 12/31/2006.......................     1.441786        1.561498         483,920
  01/01/2007 to 12/31/2007.......................     1.561498        1.655406         416,568
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998849       10.748464           9,839
  01/01/2006 to 12/31/2006.......................    10.748464       11.854319          62,999
  01/01/2007 to 12/31/2007.......................    11.854319       12.196651         152,777
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998849       10.974321          21,756
  01/01/2006 to 12/31/2006.......................    10.974321       12.360650          41,772
  01/01/2007 to 12/31/2007.......................    12.360650       12.657119         296,402
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.786132        3.507490          17,785
  01/01/2002 to 12/31/2002.......................     3.507490        2.679909         114,121
  01/01/2003 to 12/31/2003.......................     2.679909        3.379242         204,578
  01/01/2004 to 12/31/2004.......................     3.379242        3.674651         314,160
  01/01/2005 to 12/31/2005.......................     3.674651        3.782271         309,333
  01/01/2006 to 12/31/2006.......................     3.782271        4.296243         228,164
  01/01/2007 to 12/31/2007.......................     4.296243        4.446934         212,450
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.690409        8.525102               0
  01/01/2005 to 12/31/2005.......................     8.525102        8.987133           1,122
  01/01/2006 to 04/30/2006.......................     8.987133        9.392804           1,731
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.894797        0.829520          11,890
  01/01/2002 to 12/31/2002.......................     0.829520        0.652409         116,329
  01/01/2003 to 12/31/2003.......................     0.652409        0.781667         134,035
  01/01/2004 to 12/31/2004.......................     0.781667        0.857699         164,171
  01/01/2005 to 12/31/2005.......................     0.857699        0.905976         112,277
  01/01/2006 to 04/30/2006.......................     0.905976        0.947180               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.976187        0.876044             857
  01/01/2002 to 12/31/2002.......................     0.876044        0.654750          11,992
  01/01/2003 to 12/31/2003.......................     0.654750        0.800071          33,231
  01/01/2004 to 04/30/2004.......................     0.800071        0.814554          33,430

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.926602        0.847843           8,799
  01/01/2002 to 12/31/2002.......................     0.847843        0.737386         106,045
  01/01/2003 to 12/31/2003.......................     0.737386        0.960144         220,241
  01/01/2004 to 12/31/2004.......................     0.960144        1.131947         197,420
  01/01/2005 to 12/31/2005.......................     1.131947        1.299569         277,267
  01/01/2006 to 12/31/2006.......................     1.299569        1.621977         249,381
  01/01/2007 to 12/31/2007.......................     1.621977        1.811874         443,370
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.676530        3.997661         224,054
  01/01/2005 to 12/31/2005.......................     3.997661        4.054624         216,474
  01/01/2006 to 12/31/2006.......................     4.054624        4.475551         210,592
  01/01/2007 to 12/31/2007.......................     4.475551        4.594705         173,843
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.499169        1.472163               0
  01/01/2002 to 12/31/2002.......................     1.472163        1.252454         146,985
  01/01/2003 to 12/31/2003.......................     1.252454        1.477500         590,860
  01/01/2004 to 04/30/2004.......................     1.477500        1.464598         646,784
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.944611        0.851503          21,894
  01/01/2002 to 12/31/2002.......................     0.851503        0.698933         299,954
  01/01/2003 to 12/31/2003.......................     0.698933        0.945612         422,833
  01/01/2004 to 12/31/2004.......................     0.945612        1.112130         521,668
  01/01/2005 to 12/31/2005.......................     1.112130        1.238540         487,200
  01/01/2006 to 12/31/2006.......................     1.238540        1.532160         485,009
  01/01/2007 to 12/31/2007.......................     1.532160        1.669681         491,618
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.550889        1.500772           9,241
  01/01/2002 to 12/31/2002.......................     1.500772        1.333202         170,229
  01/01/2003 to 12/31/2003.......................     1.333202        1.790103         263,931
  01/01/2004 to 12/31/2004.......................     1.790103        2.165156         276,099
  01/01/2005 to 12/31/2005.......................     2.165156        2.389812         330,618
  01/01/2006 to 12/31/2006.......................     2.389812        2.620566         384,349
  01/01/2007 to 12/31/2007.......................     2.620566        2.666388         391,653
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998849       12.833645           6,184
  01/01/2005 to 12/31/2005.......................    12.833645       14.337160          20,833
  01/01/2006 to 12/31/2006.......................    14.337160       19.451786          37,355
  01/01/2007 to 12/31/2007.......................    19.451786       16.301648          47,371
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.947721        8.629752           1,161
  01/01/2006 to 12/31/2006.......................     8.629752        9.158221           1,997
  01/01/2007 to 12/31/2007.......................     9.158221       10.320556           3,213
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.752805       14.710742              72
  01/01/2005 to 12/31/2005.......................    14.710742       16.824885             772
  01/01/2006 to 12/31/2006.......................    16.824885       19.304552           1,225
  01/01/2007 to 12/31/2007.......................    19.304552       20.226655           3,153
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.995472       11.102944          14,025
  01/01/2007 to 12/31/2007.......................    11.102944       12.129906           4,190

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.007576        1.053729         194,398
  01/01/2002 to 12/31/2002.......................     1.053729        1.135650       1,187,935
  01/01/2003 to 12/31/2003.......................     1.135650        1.168086       2,538,171
  01/01/2004 to 12/31/2004.......................     1.168086        1.209173       2,548,866
  01/01/2005 to 12/31/2005.......................     1.209173        1.219208       2,424,090
  01/01/2006 to 12/31/2006.......................     1.219208        1.256621       2,344,020
  01/01/2007 to 12/31/2007.......................     1.256621        1.332788       2,085,818
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757892        0.609392           3,655
  01/01/2002 to 12/31/2002.......................     0.609392        0.296061          37,645
  01/01/2003 to 12/31/2003.......................     0.296061        0.460017         167,704
  01/01/2004 to 12/31/2004.......................     0.460017        0.434044         283,676
  01/01/2005 to 12/31/2005.......................     0.434044        0.475176         264,985
  01/01/2006 to 12/31/2006.......................     0.475176        0.493640         270,613
  01/01/2007 to 12/31/2007.......................     0.493640        0.640183         355,966
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.218212        1.184509           9,068
  01/01/2002 to 12/31/2002.......................     1.184509        0.927217          82,611
  01/01/2003 to 12/31/2003.......................     0.927217        1.332307         370,220
  01/01/2004 to 12/31/2004.......................     1.332307        1.542362         433,301
  01/01/2005 to 12/31/2005.......................     1.542362        1.586386         438,968
  01/01/2006 to 12/31/2006.......................     1.586386        1.839418         438,778
  01/01/2007 to 12/31/2007.......................     1.839418        1.782791         382,782
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.116697        1.210073          47,316
  01/01/2005 to 12/31/2005.......................     1.210073        1.268802         140,834
  01/01/2006 to 12/31/2006.......................     1.268802        1.412393         131,764
  01/01/2007 to 12/31/2007.......................     1.412393        1.520102         277,980
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930955        0.823724           1,317
  01/01/2002 to 12/31/2002.......................     0.823724        0.454554          49,482
  01/01/2003 to 12/31/2003.......................     0.454554        0.612473         348,218
  01/01/2004 to 12/31/2004.......................     0.612473        0.711580         352,341
  01/01/2005 to 12/31/2005.......................     0.711580        0.804354         423,789
  01/01/2006 to 12/31/2006.......................     0.804354        0.842095         468,957
  01/01/2007 to 12/31/2007.......................     0.842095        0.976778         451,872
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.238152        1.320013           6,538
  01/01/2005 to 12/31/2005.......................     1.320013        1.441195          32,532
  01/01/2006 to 12/31/2006.......................     1.441195        1.472779          71,743
  01/01/2007 to 12/31/2007.......................     1.472779        1.590630          56,579
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.865753        1.977947           4,438
  01/01/2005 to 12/31/2005.......................     1.977947        2.000490          43,816
  01/01/2006 to 12/31/2006.......................     2.000490        2.067943          91,292
  01/01/2007 to 12/31/2007.......................     2.067943        2.114563          66,942

                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.552828        1.588756          32,226
  01/01/2002 to 12/31/2002.......................     1.588756        1.713360         194,906
  01/01/2003 to 12/31/2003.......................     1.713360        1.900673         701,179
  01/01/2004 to 12/31/2004.......................     1.900673        1.995567         766,733
  01/01/2005 to 12/31/2005.......................     1.995567        2.020485         722,920
  01/01/2006 to 12/31/2006.......................     2.020485        2.089202         715,720
  01/01/2007 to 12/31/2007.......................     2.089202        2.140105         733,708
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.542135        1.578902               0
  01/01/2005 to 12/31/2005.......................     1.578902        1.578667          59,325
  01/01/2006 to 12/31/2006.......................     1.578667        1.617724         101,569
  01/01/2007 to 12/31/2007.......................     1.617724        1.659451         191,025
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.434460        1.477564          75,153
  01/01/2002 to 12/31/2002.......................     1.477564        1.568096         592,262
  01/01/2003 to 12/31/2003.......................     1.568096        1.570238         896,737
  01/01/2004 to 12/31/2004.......................     1.570238        1.591785         870,170
  01/01/2005 to 12/31/2005.......................     1.591785        1.594510         984,184
  01/01/2006 to 12/31/2006.......................     1.594510        1.634905         799,649
  01/01/2007 to 12/31/2007.......................     1.634905        1.678672         735,352


                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.495461       15.190349           2,598
  01/01/2007 to 12/31/2007.......................    15.190349       15.437742          19,135
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.456272        1.342581          15,917
  01/01/2002 to 12/31/2002.......................     1.342581        1.068990         202,341
  01/01/2003 to 12/31/2003.......................     1.068990        1.614374         325,669
  01/01/2004 to 12/31/2004.......................     1.614374        1.919465         357,067
  01/01/2005 to 12/31/2005.......................     1.919465        2.366832         388,520
  01/01/2006 to 12/31/2006.......................     2.366832        2.888228         514,306
  01/01/2007 to 12/31/2007.......................     2.888228        3.449430         606,182
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.432061       10.980001          16,988
  01/01/2002 to 12/31/2002.......................    10.980001        8.158972         128,625
  01/01/2003 to 12/31/2003.......................     8.158972       10.979584         227,255
  01/01/2004 to 12/31/2004.......................    10.979584       12.149050         273,335
  01/01/2005 to 12/31/2005.......................    12.149050       13.885866         276,823
  01/01/2006 to 12/31/2006.......................    13.885866       15.054881         275,376
  01/01/2007 to 12/31/2007.......................    15.054881       16.635658         267,553

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.424689        8.166857           9,169
  01/01/2002 to 12/31/2002.......................     8.166857        6.559523         108,984
  01/01/2003 to 12/31/2003.......................     6.559523        8.544503         255,290
  01/01/2004 to 12/31/2004.......................     8.544503        9.276225         273,228
  01/01/2005 to 12/31/2005.......................     9.276225        9.657033         296,153
  01/01/2006 to 12/31/2006.......................     9.657033       10.943642         296,391
  01/01/2007 to 12/31/2007.......................    10.943642       11.306386         257,849



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.299262       36.906414           2,810
  01/01/2005 to 12/31/2005.......................    36.906414       40.171558           6,374
  01/01/2006 to 12/31/2006.......................    40.171558       42.155647           9,989
  01/01/2007 to 12/31/2007.......................    42.155647       49.952930          10,425
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.761324        3.896256               0
  01/01/2002 to 12/31/2002.......................     3.896256        4.153850               0
  01/01/2003 to 12/31/2003.......................     4.153850        4.322625         349,469
  01/01/2004 to 12/31/2004.......................     4.322625        4.437981       1,192,970
  01/01/2005 to 12/31/2005.......................     4.437981        4.468514       1,657,805
  01/01/2006 to 12/31/2006.......................     4.468514        4.586570       2,004,580
  01/01/2007 to 12/31/2007.......................     4.586570        4.792414       2,105,860
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    35.018069       37.769701           1,549
  01/01/2005 to 12/31/2005.......................    37.769701       38.276926           9,884
  01/01/2006 to 12/31/2006.......................    38.276926       41.592849          16,261
  01/01/2007 to 12/31/2007.......................    41.592849       43.293270          27,271
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.717460        7.781092          86,831
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     7.015751        6.406361               0
  01/01/2002 to 12/31/2002.......................     6.406361        4.654534               0
  01/01/2003 to 12/31/2003.......................     4.654534        5.959547          32,870
  01/01/2004 to 12/31/2004.......................     5.959547        6.496004          80,772
  01/01/2005 to 12/31/2005.......................     6.496004        6.615113          93,532
  01/01/2006 to 12/31/2006.......................     6.615113        7.422121          76,983
  01/01/2007 to 04/27/2007.......................     7.422121        7.782537               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.068057        1.177872         282,255
  01/01/2005 to 12/31/2005.......................     1.177872        1.225479         493,055
  01/01/2006 to 12/31/2006.......................     1.225479        1.438939         907,204
  01/01/2007 to 12/31/2007.......................     1.438939        1.462490       1,776,396
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.792143               0
  01/01/2003 to 12/31/2003.......................     0.792143        1.057210         141,369
  01/01/2004 to 12/31/2004.......................     1.057210        1.180754         413,570
  01/01/2005 to 12/31/2005.......................     1.180754        1.230032         385,547
  01/01/2006 to 12/31/2006.......................     1.230032        1.445197         381,675
  01/01/2007 to 12/31/2007.......................     1.445197        1.470883         277,703
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.308436        2.528615          88,821
  01/01/2005 to 12/31/2005.......................     2.528615        2.660633         177,678
  01/01/2006 to 12/31/2006.......................     2.660633        2.724327         341,353
  01/01/2007 to 12/31/2007.......................     2.724327        3.179790         525,309

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.979081        2.720331               0
  01/01/2002 to 12/31/2002.......................     2.720331        1.789982               0
  01/01/2003 to 12/31/2003.......................     1.789982        2.380083         360,586
  01/01/2004 to 12/31/2004.......................     2.380083        2.547627         646,165
  01/01/2005 to 12/31/2005.......................     2.547627        2.683096         582,743
  01/01/2006 to 12/31/2006.......................     2.683096        2.750299         487,196
  01/01/2007 to 12/31/2007.......................     2.750299        3.213109         412,589
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.195962        2.207732               0
  01/01/2002 to 12/31/2002.......................     2.207732        2.201294               0
  01/01/2003 to 12/31/2003.......................     2.201294        2.181647         588,176
  01/01/2004 to 12/31/2004.......................     2.181647        2.165940       1,081,808
  01/01/2005 to 12/31/2005.......................     2.165940        2.191132       1,290,686
  01/01/2006 to 12/31/2006.......................     2.191132        2.257964       1,731,097
  01/01/2007 to 12/31/2007.......................     2.257964        2.332420       2,684,653
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.608047        1.808505         850,913
  01/01/2005 to 12/31/2005.......................     1.808505        1.852238       1,736,483
  01/01/2006 to 12/31/2006.......................     1.852238        2.125829       1,998,038
  01/01/2007 to 12/31/2007.......................     2.125829        2.017720       1,872,461
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.428036        1.396942               0
  01/01/2002 to 12/31/2002.......................     1.396942        1.080993               0
  01/01/2003 to 12/31/2003.......................     1.080993        1.617970         997,945
  01/01/2004 to 12/31/2004.......................     1.617970        1.836470       2,212,853
  01/01/2005 to 12/31/2005.......................     1.836470        1.881722       2,081,295
  01/01/2006 to 12/31/2006.......................     1.881722        2.163361       1,722,839
  01/01/2007 to 12/31/2007.......................     2.163361        2.055782       1,424,625
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.510408       11.154018               0
  01/01/2007 to 12/31/2007.......................    11.154018       11.586079           1,807
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.701227       11.408665           3,725
  01/01/2007 to 12/31/2007.......................    11.408665       11.875318           5,753
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.843555        3.059403       1,075,169
  01/01/2005 to 12/31/2005.......................     3.059403        3.316902       3,087,854
  01/01/2006 to 12/31/2006.......................     3.316902        3.737460       5,165,928
  01/01/2007 to 12/31/2007.......................     3.737460        3.843359       6,421,661
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.778511        2.635433               0
  01/01/2002 to 12/31/2002.......................     2.635433        2.167576               0
  01/01/2003 to 12/31/2003.......................     2.167576        2.793015       1,013,251
  01/01/2004 to 12/31/2004.......................     2.793015        3.086927       2,470,166
  01/01/2005 to 12/31/2005.......................     3.086927        3.351013       2,509,057
  01/01/2006 to 12/31/2006.......................     3.351013        3.778708       2,355,062
  01/01/2007 to 12/31/2007.......................     3.778708        3.889069       2,081,706
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.174316        1.341022         207,260
  01/01/2005 to 12/31/2005.......................     1.341022        1.554225         550,772
  01/01/2006 to 12/31/2006.......................     1.554225        1.780501         859,971
  01/01/2007 to 12/31/2007.......................     1.780501        1.931421       1,138,150

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.248281        1.140121               0
  01/01/2002 to 12/31/2002.......................     1.140121        0.925665               0
  01/01/2003 to 12/31/2003.......................     0.925665        1.166856         463,974
  01/01/2004 to 12/31/2004.......................     1.166856        1.357192         608,112
  01/01/2005 to 12/31/2005.......................     1.357192        1.575828         567,468
  01/01/2006 to 12/31/2006.......................     1.575828        1.805756         384,657
  01/01/2007 to 12/31/2007.......................     1.805756        1.961230         375,503
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    17.008703       17.200922           4,245
  01/01/2007 to 12/31/2007.......................    17.200922       17.583045           7,506
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.810093               0
  01/01/2003 to 12/31/2003.......................     0.810093        1.134487         166,188
  01/01/2004 to 04/30/2004.......................     1.134487        1.124032         311,182
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.874877        1.544884               0
  01/01/2002 to 12/31/2002.......................     1.544884        1.078416               0
  01/01/2003 to 12/31/2003.......................     1.078416        1.427230         128,598
  01/01/2004 to 12/31/2004.......................     1.427230        1.643328         503,079
  01/01/2005 to 12/31/2005.......................     1.643328        1.727663         546,390
  01/01/2006 to 12/31/2006.......................     1.727663        1.899682         663,413
  01/01/2007 to 12/31/2007.......................     1.899682        2.024036         574,046
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.288597        2.580629          43,054
  01/01/2005 to 12/31/2005.......................     2.580629        2.808915         150,322
  01/01/2006 to 12/31/2006.......................     2.808915        3.091412         418,994
  01/01/2007 to 12/31/2007.......................     3.091412        3.166699         369,738
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.588519        2.349441               0
  01/01/2002 to 12/31/2002.......................     2.349441        1.862607               0
  01/01/2003 to 12/31/2003.......................     1.862607        2.326735          65,915
  01/01/2004 to 12/31/2004.......................     2.326735        2.604158         107,931
  01/01/2005 to 12/31/2005.......................     2.604158        2.837001         116,414
  01/01/2006 to 12/31/2006.......................     2.837001        3.125342         126,283
  01/01/2007 to 12/31/2007.......................     3.125342        3.204600         125,799
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953641        0.879413               0
  01/01/2002 to 12/31/2002.......................     0.879413        0.623692               0
  01/01/2003 to 12/31/2003.......................     0.623692        0.888912         289,136
  01/01/2004 to 12/31/2004.......................     0.888912        0.973743       1,011,488
  01/01/2005 to 12/31/2005.......................     0.973743        1.001908       1,210,426
  01/01/2006 to 12/31/2006.......................     1.001908        1.083509       1,612,369
  01/01/2007 to 12/31/2007.......................     1.083509        1.113904       1,720,837
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.995692        3.249665         623,081
  01/01/2005 to 12/31/2005.......................     3.249665        3.513950       1,637,522
  01/01/2006 to 12/31/2006.......................     3.513950        3.885123       2,294,963
  01/01/2007 to 12/31/2007.......................     3.885123        3.557994       2,696,827

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.498068        2.616574               0
  01/01/2002 to 12/31/2002.......................     2.616574        2.347167               0
  01/01/2003 to 12/31/2003.......................     2.347167        3.064101       1,008,302
  01/01/2004 to 12/31/2004.......................     3.064101        3.314970       2,238,370
  01/01/2005 to 12/31/2005.......................     3.314970        3.588015       2,118,457
  01/01/2006 to 12/31/2006.......................     3.588015        3.970992       1,710,740
  01/01/2007 to 12/31/2007.......................     3.970992        3.640263       1,530,813
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.874438        1.174138         354,194
  01/01/2004 to 12/31/2004.......................     1.174138        1.394699       1,794,947
  01/01/2005 to 12/31/2005.......................     1.394699        1.570386       3,501,079
  01/01/2006 to 12/31/2006.......................     1.570386        1.994375       5,735,216
  01/01/2007 to 12/31/2007.......................     1.994375        1.943523       7,218,326
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.210121        1.305453         867,956
  01/01/2005 to 12/31/2005.......................     1.305453        1.265477       1,991,877
  01/01/2006 to 12/31/2006.......................     1.265477        1.469805       2,212,275
  01/01/2007 to 12/31/2007.......................     1.469805        1.390211       2,152,159
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.181982        0.969147               0
  01/01/2003 to 12/31/2003.......................     0.969147        1.197248         675,815
  01/01/2004 to 12/31/2004.......................     1.197248        1.313196       1,548,748
  01/01/2005 to 12/31/2005.......................     1.313196        1.274379       1,453,395
  01/01/2006 to 12/31/2006.......................     1.274379        1.481335       1,046,720
  01/01/2007 to 12/31/2007.......................     1.481335        1.402540         921,294
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   144.013390      176.607648           2,409
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.405896        0.487402          74,616
  01/01/2006 to 12/31/2006.......................     0.487402        0.492529         189,759
  01/01/2007 to 12/31/2007.......................     0.492529        0.540683         324,137
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.421725        0.440116          14,584
  01/01/2005 to 04/30/2005.......................     0.440116        0.401032               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.406174        0.488443         241,296
  01/01/2006 to 12/31/2006.......................     0.488443        0.493941         185,101
  01/01/2007 to 12/31/2007.......................     0.493941        0.542988         119,388
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.574147        0.491917               0
  01/01/2002 to 12/31/2002.......................     0.491917        0.344376               0
  01/01/2003 to 12/31/2003.......................     0.344376        0.426653         159,748
  01/01/2004 to 12/31/2004.......................     0.426653        0.440119         233,843
  01/01/2005 to 04/30/2005.......................     0.440119        0.405026               0
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.139379        0.965995               0
  01/01/2003 to 12/31/2003.......................     0.965995        1.201297         163,329
  01/01/2004 to 12/31/2004.......................     1.201297        1.354476         548,426
  01/01/2005 to 12/31/2005.......................     1.354476        1.442618         710,203
  01/01/2006 to 12/31/2006.......................     1.442618        1.630572         741,863
  01/01/2007 to 12/31/2007.......................     1.630572        1.563417       1,511,439

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951648        0.774430               0
  01/01/2002 to 12/31/2002.......................     0.774430        0.528032               0
  01/01/2003 to 12/31/2003.......................     0.528032        0.676043         112,568
  01/01/2004 to 12/31/2004.......................     0.676043        0.722524         307,447
  01/01/2005 to 12/31/2005.......................     0.722524        0.808835         481,283
  01/01/2006 to 12/31/2006.......................     0.808835        0.783364         813,699
  01/01/2007 to 12/31/2007.......................     0.783364        0.789527         965,438
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.321724        9.990344          17,034
  01/01/2007 to 12/31/2007.......................     9.990344        9.264183          28,688
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.095821        1.127096               0
  01/01/2002 to 12/31/2002.......................     1.127096        1.221309               0
  01/01/2003 to 12/31/2003.......................     1.221309        1.244426         831,124
  01/01/2004 to 12/31/2004.......................     1.244426        1.273611       2,078,402
  01/01/2005 to 12/31/2005.......................     1.273611        1.278586       3,494,301
  01/01/2006 to 12/31/2006.......................     1.278586        1.308282       4,610,812
  01/01/2007 to 12/31/2007.......................     1.308282        1.375233       5,254,813
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.330155        2.639467         186,451
  01/01/2005 to 12/31/2005.......................     2.639467        2.775271         556,793
  01/01/2006 to 12/31/2006.......................     2.775271        3.183890       1,080,860
  01/01/2007 to 12/31/2007.......................     3.183890        3.502586       1,706,944
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.366018        2.238304               0
  01/01/2002 to 12/31/2002.......................     2.238304        1.728611               0
  01/01/2003 to 12/31/2003.......................     1.728611        2.321876         271,700
  01/01/2004 to 12/31/2004.......................     2.321876        2.659214         463,290
  01/01/2005 to 12/31/2005.......................     2.659214        2.798519         480,785
  01/01/2006 to 12/31/2006.......................     2.798519        3.213642         445,741
  01/01/2007 to 12/31/2007.......................     3.213642        3.538671         418,307
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.371979        1.379335               0
  01/01/2002 to 12/31/2002.......................     1.379335        1.351684               0
  01/01/2003 to 12/31/2003.......................     1.351684        1.587476         749,060
  01/01/2004 to 12/31/2004.......................     1.587476        1.692338       2,634,228
  01/01/2005 to 12/31/2005.......................     1.692338        1.692952       3,725,393
  01/01/2006 to 12/31/2006.......................     1.692952        1.821290       4,578,350
  01/01/2007 to 12/31/2007.......................     1.821290        1.912501       5,498,142
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.121872        0.846774               0
  01/01/2003 to 12/31/2003.......................     0.846774        1.158960         110,103
  01/01/2004 to 12/31/2004.......................     1.158960        1.215706         287,164
  01/01/2005 to 12/31/2005.......................     1.215706        1.297300         337,119
  01/01/2006 to 12/31/2006.......................     1.297300        1.460023         343,758
  01/01/2007 to 12/31/2007.......................     1.460023        1.598198         325,390
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998808       11.146837           7,138
  01/01/2006 to 12/31/2006.......................    11.146837       12.707218         114,393
  01/01/2007 to 12/31/2007.......................    12.707218       12.932691         141,325
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998808       10.296283           6,307
  01/01/2006 to 12/31/2006.......................    10.296283       10.847789          45,474
  01/01/2007 to 12/31/2007.......................    10.847789       11.286401         230,763

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998808       10.514136          73,210
  01/01/2006 to 12/31/2006.......................    10.514136       11.339636         243,075
  01/01/2007 to 12/31/2007.......................    11.339636       11.713206         677,099
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.050462        1.029066               0
  01/01/2002 to 12/31/2002.......................     1.029066        0.861006               0
  01/01/2003 to 12/31/2003.......................     0.861006        1.141814         449,810
  01/01/2004 to 12/31/2004.......................     1.141814        1.302240       1,349,973
  01/01/2005 to 12/31/2005.......................     1.302240        1.437840       1,680,432
  01/01/2006 to 12/31/2006.......................     1.437840        1.556448       2,092,496
  01/01/2007 to 12/31/2007.......................     1.556448        1.649223       2,386,944
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998808       10.744858         218,867
  01/01/2006 to 12/31/2006.......................    10.744858       11.844436         930,371
  01/01/2007 to 12/31/2007.......................    11.844436       12.180356       2,311,940
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998808       10.970640         258,154
  01/01/2006 to 12/31/2006.......................    10.970640       12.350345       1,466,084
  01/01/2007 to 12/31/2007.......................    12.350345       12.640209       3,019,789
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.765130        3.487123               0
  01/01/2002 to 12/31/2002.......................     3.487123        2.663010               0
  01/01/2003 to 12/31/2003.......................     2.663010        3.356265         280,055
  01/01/2004 to 12/31/2004.......................     3.356265        3.647836         750,148
  01/01/2005 to 12/31/2005.......................     3.647836        3.752799         841,606
  01/01/2006 to 12/31/2006.......................     3.752799        4.260642       1,081,018
  01/01/2007 to 12/31/2007.......................     4.260642        4.407868       1,167,914
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.671145        8.500928           1,000
  01/01/2005 to 12/31/2005.......................     8.500928        8.957184           4,041
  01/01/2006 to 04/30/2006.......................     8.957184        9.359990           3,712
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.893824        0.828409               0
  01/01/2002 to 12/31/2002.......................     0.828409        0.651213               0
  01/01/2003 to 12/31/2003.......................     0.651213        0.779841         117,844
  01/01/2004 to 12/31/2004.......................     0.779841        0.855266         321,671
  01/01/2005 to 12/31/2005.......................     0.855266        0.902957         300,068
  01/01/2006 to 04/30/2006.......................     0.902957        0.943870               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.975125        0.874868               0
  01/01/2002 to 12/31/2002.......................     0.874868        0.653545               0
  01/01/2003 to 12/31/2003.......................     0.653545        0.798203         107,751
  01/01/2004 to 04/30/2004.......................     0.798203        0.812518         139,304
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.915884        0.837810               0
  01/01/2002 to 12/31/2002.......................     0.837810        0.728277               0
  01/01/2003 to 12/31/2003.......................     0.728277        0.947848         285,128
  01/01/2004 to 12/31/2004.......................     0.947848        1.116891         892,029
  01/01/2005 to 12/31/2005.......................     1.116891        1.281644       1,266,548
  01/01/2006 to 12/31/2006.......................     1.281644        1.598808       1,807,608
  01/01/2007 to 12/31/2007.......................     1.598808        1.785095       2,827,867

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.645377        3.962474           5,466
  01/01/2005 to 12/31/2005.......................     3.962474        4.016932         893,393
  01/01/2006 to 12/31/2006.......................     4.016932        4.431736       1,093,162
  01/01/2007 to 12/31/2007.......................     4.431736        4.547436       1,320,688
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.494175        1.466880               0
  01/01/2002 to 12/31/2002.......................     1.466880        1.247335               0
  01/01/2003 to 12/31/2003.......................     1.247335        1.470726         420,632
  01/01/2004 to 04/30/2004.......................     1.470726        1.457644         746,550
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.943437        0.850224               0
  01/01/2002 to 12/31/2002.......................     0.850224        0.697528               0
  01/01/2003 to 12/31/2003.......................     0.697528        0.943244         448,521
  01/01/2004 to 12/31/2004.......................     0.943244        1.108790       1,319,462
  01/01/2005 to 12/31/2005.......................     1.108790        1.234205       1,638,697
  01/01/2006 to 12/31/2006.......................     1.234205        1.526036       1,797,160
  01/01/2007 to 12/31/2007.......................     1.526036        1.662172       2,230,007
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.548838        1.498398               0
  01/01/2002 to 12/31/2002.......................     1.498398        1.330422               0
  01/01/2003 to 12/31/2003.......................     1.330422        1.785481         144,438
  01/01/2004 to 12/31/2004.......................     1.785481        2.158483         853,984
  01/01/2005 to 12/31/2005.......................     2.158483        2.381260       1,937,452
  01/01/2006 to 12/31/2006.......................     2.381260        2.609886       2,891,414
  01/01/2007 to 12/31/2007.......................     2.609886        2.654186       3,764,153
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998808       12.829343          99,217
  01/01/2005 to 12/31/2005.......................    12.829343       14.325212         275,907
  01/01/2006 to 12/31/2006.......................    14.325212       19.425899         461,636
  01/01/2007 to 12/31/2007.......................    19.425899       16.271764         548,921
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.930966        8.608707           6,760
  01/01/2006 to 12/31/2006.......................     8.608707        9.131331          36,021
  01/01/2007 to 12/31/2007.......................     9.131331       10.285082          48,785
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.707150       14.653220           4,214
  01/01/2005 to 12/31/2005.......................    14.653220       16.750746          26,991
  01/01/2006 to 12/31/2006.......................    16.750746       19.209905          72,423
  01/01/2007 to 12/31/2007.......................    19.209905       20.117370         110,565
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.978974       11.082609          54,149
  01/01/2007 to 12/31/2007.......................    11.082609       12.101606         126,768
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.007382        1.053265               0
  01/01/2002 to 12/31/2002.......................     1.053265        1.134583               0
  01/01/2003 to 12/31/2003.......................     1.134583        1.166403       2,588,733
  01/01/2004 to 12/31/2004.......................     1.166403        1.206825       7,383,838
  01/01/2005 to 12/31/2005.......................     1.206825        1.216235      11,523,820
  01/01/2006 to 12/31/2006.......................     1.216235        1.252931      14,270,403
  01/01/2007 to 12/31/2007.......................     1.252931        1.328206      15,632,251

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757746        0.609113               0
  01/01/2002 to 12/31/2002.......................     0.609113        0.295777               0
  01/01/2003 to 12/31/2003.......................     0.295777        0.464083         742,655
  01/01/2004 to 12/31/2004.......................     0.464083        0.437661       1,262,601
  01/01/2005 to 12/31/2005.......................     0.437661        0.478898       1,240,390
  01/01/2006 to 12/31/2006.......................     0.478898        0.497258       1,174,062
  01/01/2007 to 12/31/2007.......................     0.497258        0.644552       1,492,886
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.216598        1.182629               0
  01/01/2002 to 12/31/2002.......................     1.182629        0.925275               0
  01/01/2003 to 12/31/2003.......................     0.925275        1.328844         567,797
  01/01/2004 to 12/31/2004.......................     1.328844        1.537582       1,290,069
  01/01/2005 to 12/31/2005.......................     1.537582        1.580682       1,570,284
  01/01/2006 to 12/31/2006.......................     1.580682        1.831890       1,803,280
  01/01/2007 to 12/31/2007.......................     1.831890        1.774602       1,979,142
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.113637        1.206357         411,092
  01/01/2005 to 12/31/2005.......................     1.206357        1.264276       1,204,510
  01/01/2006 to 12/31/2006.......................     1.264276        1.406653       2,346,411
  01/01/2007 to 12/31/2007.......................     1.406653        1.513164       3,699,193
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930796        0.823372               0
  01/01/2002 to 12/31/2002.......................     0.823372        0.454161               0
  01/01/2003 to 12/31/2003.......................     0.454161        0.611635         499,074
  01/01/2004 to 12/31/2004.......................     0.611635        0.710250       2,971,928
  01/01/2005 to 12/31/2005.......................     0.710250        0.802451       4,053,101
  01/01/2006 to 12/31/2006.......................     0.802451        0.839683       6,105,826
  01/01/2007 to 12/31/2007.......................     0.839683        0.973491       7,090,708
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.233717        1.314848          60,296
  01/01/2005 to 12/31/2005.......................     1.314848        1.434841         388,621
  01/01/2006 to 12/31/2006.......................     1.434841        1.465554         846,806
  01/01/2007 to 12/31/2007.......................     1.465554        1.582032       1,113,588
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.856901        1.967911         492,276
  01/01/2005 to 12/31/2005.......................     1.967911        1.989347       1,725,497
  01/01/2006 to 12/31/2006.......................     1.989347        2.055399       3,023,064
  01/01/2007 to 12/31/2007.......................     2.055399        2.100680       4,497,418
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.547655        1.583070               0
  01/01/2002 to 12/31/2002.......................     1.583070        1.706369               0
  01/01/2003 to 12/31/2003.......................     1.706369        1.891974       1,049,643
  01/01/2004 to 12/31/2004.......................     1.891974        1.985439       2,244,541
  01/01/2005 to 12/31/2005.......................     1.985439        2.009228       2,186,113
  01/01/2006 to 12/31/2006.......................     2.009228        2.076526       2,178,728
  01/01/2007 to 12/31/2007.......................     2.076526        2.126051       2,102,157
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.534818        1.570890         958,888
  01/01/2005 to 12/31/2005.......................     1.570890        1.569873       2,335,109
  01/01/2006 to 12/31/2006.......................     1.569873        1.607910       3,318,924
  01/01/2007 to 12/31/2007.......................     1.607910        1.648555       3,891,051

                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.429681        1.472276               0
  01/01/2002 to 12/31/2002.......................     1.472276        1.561708               0
  01/01/2003 to 12/31/2003.......................     1.561708        1.563055         892,208
  01/01/2004 to 12/31/2004.......................     1.563055        1.583709       1,611,308
  01/01/2005 to 12/31/2005.......................     1.583709        1.585629       1,538,248
  01/01/2006 to 12/31/2006.......................     1.585629        1.624988       1,311,558
  01/01/2007 to 12/31/2007.......................     1.624988        1.667651       1,148,880


                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.430321       15.117074          73,714
  01/01/2007 to 12/31/2007.......................    15.117074       15.355552         381,227
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.453962        1.340084               0
  01/01/2002 to 12/31/2002.......................     1.340084        1.066463               0
  01/01/2003 to 12/31/2003.......................     1.066463        1.609753         399,819
  01/01/2004 to 12/31/2004.......................     1.609753        1.913012       1,411,315
  01/01/2005 to 12/31/2005.......................     1.913012        2.357699       2,343,635
  01/01/2006 to 12/31/2006.......................     2.357699        2.875650       3,656,387
  01/01/2007 to 12/31/2007.......................     2.875650        3.432683       4,730,097
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.325415       10.882824               0
  01/01/2002 to 12/31/2002.......................    10.882824        8.082710               0
  01/01/2003 to 12/31/2003.......................     8.082710       10.871528         400,545
  01/01/2004 to 12/31/2004.......................    10.871528       12.023456       1,223,281
  01/01/2005 to 12/31/2005.......................    12.023456       13.735471       1,741,977
  01/01/2006 to 12/31/2006.......................    13.735471       14.884400       2,097,885
  01/01/2007 to 12/31/2007.......................    14.884400       16.439009       2,295,795
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.352463        8.094707               0
  01/01/2002 to 12/31/2002.......................     8.094707        6.498317               0
  01/01/2003 to 12/31/2003.......................     6.498317        8.460555         507,933
  01/01/2004 to 12/31/2004.......................     8.460555        9.180484       1,248,923
  01/01/2005 to 12/31/2005.......................     9.180484        9.552598       1,628,151
  01/01/2006 to 12/31/2006.......................     9.552598       10.819898       1,810,952
  01/01/2007 to 12/31/2007.......................    10.819898       11.172921       2,036,555



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.033515       36.599740              14
  01/01/2005 to 12/31/2005.......................    36.599740       39.817901           1,961
  01/01/2006 to 12/31/2006.......................    39.817901       41.763681           1,853
  01/01/2007 to 12/31/2007.......................    41.763681       49.463597           2,382
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.727288        3.860039         225,528
  01/01/2002 to 12/31/2002.......................     3.860039        4.113183         582,376
  01/01/2003 to 12/31/2003.......................     4.113183        4.278163         884,002
  01/01/2004 to 12/31/2004.......................     4.278163        4.390130       1,021,364
  01/01/2005 to 12/31/2005.......................     4.390130        4.418130       1,041,389
  01/01/2006 to 12/31/2006.......................     4.418130        4.532595       1,021,385
  01/01/2007 to 12/31/2007.......................     4.532595        4.733636         976,697
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    34.707273       37.422077             914
  01/01/2005 to 12/31/2005.......................    37.422077       37.905729           1,068
  01/01/2006 to 12/31/2006.......................    37.905729       41.168965           1,436
  01/01/2007 to 12/31/2007.......................    41.168965       42.830519           2,148
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.626066        7.686366          73,091
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.952785        6.347384           6,420
  01/01/2002 to 12/31/2002.......................     6.347384        4.609377          26,015
  01/01/2003 to 12/31/2003.......................     4.609377        5.898786          63,892
  01/01/2004 to 12/31/2004.......................     5.898786        6.426552          91,826
  01/01/2005 to 12/31/2005.......................     6.426552        6.541126          83,065
  01/01/2006 to 12/31/2006.......................     6.541126        7.335451          73,743
  01/01/2007 to 04/27/2007.......................     7.335451        7.690404               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.066985        1.176301         129,326
  01/01/2005 to 12/31/2005.......................     1.176301        1.223235         190,855
  01/01/2006 to 12/31/2006.......................     1.223235        1.435589         441,138
  01/01/2007 to 12/31/2007.......................     1.435589        1.458352         486,783
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.791872          12,191
  01/01/2003 to 12/31/2003.......................     0.791872        1.056317         262,962
  01/01/2004 to 12/31/2004.......................     1.056317        1.179166         601,733
  01/01/2005 to 12/31/2005.......................     1.179166        1.227765         566,403
  01/01/2006 to 12/31/2006.......................     1.227765        1.441814         638,388
  01/01/2007 to 12/31/2007.......................     1.441814        1.466703         482,101
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.297490        2.515792          18,136
  01/01/2005 to 12/31/2005.......................     2.515792        2.645822          40,745
  01/01/2006 to 12/31/2006.......................     2.645822        2.707812          51,217
  01/01/2007 to 12/31/2007.......................     2.707812        3.158926          56,735

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.969160        2.710625         332,685
  01/01/2002 to 12/31/2002.......................     2.710625        1.782699         415,897
  01/01/2003 to 12/31/2003.......................     1.782699        2.369215         648,081
  01/01/2004 to 12/31/2004.......................     2.369215        2.534722         692,328
  01/01/2005 to 12/31/2005.......................     2.534722        2.668175         577,553
  01/01/2006 to 12/31/2006.......................     2.668175        2.733640         396,651
  01/01/2007 to 12/31/2007.......................     2.733640        3.192042         342,798
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.176424        2.187507         324,274
  01/01/2002 to 12/31/2002.......................     2.187507        2.180026       1,244,380
  01/01/2003 to 12/31/2003.......................     2.180026        2.159484       1,156,155
  01/01/2004 to 12/31/2004.......................     2.159484        2.142861         961,402
  01/01/2005 to 12/31/2005.......................     2.142861        2.166704       1,122,233
  01/01/2006 to 12/31/2006.......................     2.166704        2.231677       1,071,485
  01/01/2007 to 12/31/2007.......................     2.231677        2.304109       1,000,105
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.604973        1.804450         222,843
  01/01/2005 to 12/31/2005.......................     1.804450        1.847164         355,953
  01/01/2006 to 12/31/2006.......................     1.847164        2.118949         472,478
  01/01/2007 to 12/31/2007.......................     2.118949        2.010179         600,038
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.427329        1.395932         796,821
  01/01/2002 to 12/31/2002.......................     1.395932        1.079667       1,933,552
  01/01/2003 to 12/31/2003.......................     1.079667        1.594479       2,609,789
  01/01/2004 to 12/31/2004.......................     1.594479        1.808899       2,962,805
  01/01/2005 to 12/31/2005.......................     1.808899        1.852548       2,489,094
  01/01/2006 to 12/31/2006.......................     1.852548        2.128758       2,117,927
  01/01/2007 to 12/31/2007.......................     2.128758        2.021883       1,717,184
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.507342       11.147068               0
  01/01/2007 to 12/31/2007.......................    11.147068       11.573039           4,198
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.698105       11.401556             191
  01/01/2007 to 12/31/2007.......................    11.401556       11.861953           1,678
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.830075        3.043892         217,157
  01/01/2005 to 12/31/2005.......................     3.043892        3.298442         588,242
  01/01/2006 to 12/31/2006.......................     3.298442        3.714808         924,130
  01/01/2007 to 12/31/2007.......................     3.714808        3.818147       1,051,764
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.769260        2.626035         429,539
  01/01/2002 to 12/31/2002.......................     2.626035        2.158768       1,057,579
  01/01/2003 to 12/31/2003.......................     2.158768        2.780284       1,776,807
  01/01/2004 to 12/31/2004.......................     2.780284        3.071317       1,936,388
  01/01/2005 to 12/31/2005.......................     3.071317        3.332407       1,815,720
  01/01/2006 to 12/31/2006.......................     3.332407        3.755854       1,601,147
  01/01/2007 to 12/31/2007.......................     3.755854        3.863604       1,409,705
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.166701        1.331885          71,817
  01/01/2005 to 12/31/2005.......................     1.331885        1.542867         158,018
  01/01/2006 to 12/31/2006.......................     1.542867        1.766608         216,333
  01/01/2007 to 12/31/2007.......................     1.766608        1.915389         233,216

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.241943        1.134064         190,791
  01/01/2002 to 12/31/2002.......................     1.134064        0.920290         690,284
  01/01/2003 to 12/31/2003.......................     0.920290        1.159496       1,070,308
  01/01/2004 to 12/31/2004.......................     1.159496        1.347955       1,098,003
  01/01/2005 to 12/31/2005.......................     1.347955        1.564323         941,155
  01/01/2006 to 12/31/2006.......................     1.564323        1.791679         707,911
  01/01/2007 to 12/31/2007.......................     1.791679        1.944964         663,498
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.926625       17.112239           1,863
  01/01/2007 to 12/31/2007.......................    17.112239       17.483597           1,923
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.809819          11,006
  01/01/2003 to 12/31/2003.......................     0.809819        1.133534         167,196
  01/01/2004 to 04/30/2004.......................     1.133534        1.122903         220,307
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.870817        1.541172          42,264
  01/01/2002 to 12/31/2002.......................     1.541172        1.075284         155,536
  01/01/2003 to 12/31/2003.......................     1.075284        1.422361         192,066
  01/01/2004 to 12/31/2004.......................     1.422361        1.636902         440,269
  01/01/2005 to 12/31/2005.......................     1.636902        1.720049         419,491
  01/01/2006 to 12/31/2006.......................     1.720049        1.890367         415,992
  01/01/2007 to 12/31/2007.......................     1.890367        2.013099         372,476
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.276034        2.565613           6,905
  01/01/2005 to 12/31/2005.......................     2.565613        2.791179          36,587
  01/01/2006 to 12/31/2006.......................     2.791179        3.070363          36,412
  01/01/2007 to 12/31/2007.......................     3.070363        3.143557          57,435
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.577961        2.339294          45,616
  01/01/2002 to 12/31/2002.......................     2.339294        1.853635         101,294
  01/01/2003 to 12/31/2003.......................     1.853635        2.314366         143,730
  01/01/2004 to 12/31/2004.......................     2.314366        2.589016         196,755
  01/01/2005 to 12/31/2005.......................     2.589016        2.819100         180,215
  01/01/2006 to 12/31/2006.......................     2.819100        3.104073         214,576
  01/01/2007 to 12/31/2007.......................     3.104073        3.181192         177,837
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953560        0.879131         120,968
  01/01/2002 to 12/31/2002.......................     0.879131        0.623174         325,762
  01/01/2003 to 12/31/2003.......................     0.623174        0.887726         527,481
  01/01/2004 to 12/31/2004.......................     0.887726        0.971956         726,261
  01/01/2005 to 12/31/2005.......................     0.971956        0.999571         690,237
  01/01/2006 to 12/31/2006.......................     0.999571        1.080443         608,122
  01/01/2007 to 12/31/2007.......................     1.080443        1.110194         545,819
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.979250        3.230759         111,252
  01/01/2005 to 12/31/2005.......................     3.230759        3.491767         219,185
  01/01/2006 to 12/31/2006.......................     3.491767        3.858674         276,594
  01/01/2007 to 12/31/2007.......................     3.858674        3.531995         309,666

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.487876        2.605275         590,460
  01/01/2002 to 12/31/2002.......................     2.605275        2.335866       1,289,841
  01/01/2003 to 12/31/2003.......................     2.335866        3.047827       1,761,538
  01/01/2004 to 12/31/2004.......................     3.047827        3.295711       1,907,611
  01/01/2005 to 12/31/2005.......................     3.295711        3.565392       1,721,240
  01/01/2006 to 12/31/2006.......................     3.565392        3.943988       1,452,687
  01/01/2007 to 12/31/2007.......................     3.943988        3.613689       1,225,198
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.873756        1.172825         108,362
  01/01/2004 to 12/31/2004.......................     1.172825        1.392442         546,118
  01/01/2005 to 12/31/2005.......................     1.392442        1.567063         920,584
  01/01/2006 to 12/31/2006.......................     1.567063        1.989162       1,375,374
  01/01/2007 to 12/31/2007.......................     1.989162        1.937469       1,374,747
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.059020        0.882701          50,270
  01/01/2003 to 12/31/2003.......................     0.882701        1.175232         167,729
  01/01/2004 to 12/31/2004.......................     1.175232        1.397200         190,072
  01/01/2005 to 12/31/2005.......................     1.397200        1.572928         320,800
  01/01/2006 to 12/31/2006.......................     1.572928        1.998722         387,138
  01/01/2007 to 12/31/2007.......................     1.998722        1.949118         397,117
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.206809        1.301449         220,558
  01/01/2005 to 12/31/2005.......................     1.301449        1.260968         331,239
  01/01/2006 to 12/31/2006.......................     1.260968        1.463837         462,023
  01/01/2007 to 12/31/2007.......................     1.463837        1.383871         431,438
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.179929        0.967136         249,450
  01/01/2003 to 12/31/2003.......................     0.967136        1.194167       1,007,194
  01/01/2004 to 12/31/2004.......................     1.194167        1.309160       1,087,646
  01/01/2005 to 12/31/2005.......................     1.309160        1.269829         899,883
  01/01/2006 to 12/31/2006.......................     1.269829        1.475310         751,442
  01/01/2007 to 12/31/2007.......................     1.475310        1.396133         646,891
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   142.216688      174.345849           1,812
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.404881        0.486022          38,043
  01/01/2006 to 12/31/2006.......................     0.486022        0.490890          15,275
  01/01/2007 to 12/31/2007.......................     0.490890        0.538612          17,958
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.420880        0.439089          34,839
  01/01/2005 to 04/30/2005.......................     0.439089        0.400031               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.405164        0.487067         335,756
  01/01/2006 to 12/31/2006.......................     0.487067        0.492303         281,494
  01/01/2007 to 12/31/2007.......................     0.492303        0.540916         332,928
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.573810        0.491512          65,984
  01/01/2002 to 12/31/2002.......................     0.491512        0.343921         287,464
  01/01/2003 to 12/31/2003.......................     0.343921        0.425877         576,326
  01/01/2004 to 12/31/2004.......................     0.425877        0.439098         467,041
  01/01/2005 to 04/30/2005.......................     0.439098        0.404020               0

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.139061        0.965412          63,403
  01/01/2003 to 12/31/2003.......................     0.965412        1.199970         512,105
  01/01/2004 to 12/31/2004.......................     1.199970        1.352301         665,384
  01/01/2005 to 12/31/2005.......................     1.352301        1.439584         650,499
  01/01/2006 to 12/31/2006.......................     1.439584        1.626332         592,953
  01/01/2007 to 12/31/2007.......................     1.626332        1.558567         655,923
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951567        0.774171          88,806
  01/01/2002 to 12/31/2002.......................     0.774171        0.527591         299,874
  01/01/2003 to 12/31/2003.......................     0.527591        0.675148         381,833
  01/01/2004 to 12/31/2004.......................     0.675148        0.721206         430,386
  01/01/2005 to 12/31/2005.......................     0.721206        0.806956         401,144
  01/01/2006 to 12/31/2006.......................     0.806956        0.781155         470,509
  01/01/2007 to 12/31/2007.......................     0.781155        0.786905         441,471
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.289131        9.952113          11,994
  01/01/2007 to 12/31/2007.......................     9.952113        9.224090          11,770
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.094262        1.125213         138,917
  01/01/2002 to 12/31/2002.......................     1.125213        1.218660         563,451
  01/01/2003 to 12/31/2003.......................     1.218660        1.241099       1,159,329
  01/01/2004 to 12/31/2004.......................     1.241099        1.269569       1,344,094
  01/01/2005 to 12/31/2005.......................     1.269569        1.273892       1,484,719
  01/01/2006 to 12/31/2006.......................     1.273892        1.302829       1,457,503
  01/01/2007 to 12/31/2007.......................     1.302829        1.368813       1,461,412
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.318528        2.625426          24,798
  01/01/2005 to 12/31/2005.......................     2.625426        2.759133          97,154
  01/01/2006 to 12/31/2006.......................     2.759133        3.163799         217,181
  01/01/2007 to 12/31/2007.......................     3.163799        3.478736         253,581
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.357548        2.229758          97,823
  01/01/2002 to 12/31/2002.......................     2.229758        1.721148         169,262
  01/01/2003 to 12/31/2003.......................     1.721148        2.310693         270,331
  01/01/2004 to 12/31/2004.......................     2.310693        2.645080         342,764
  01/01/2005 to 12/31/2005.......................     2.645080        2.782258         326,235
  01/01/2006 to 12/31/2006.......................     2.782258        3.193376         322,777
  01/01/2007 to 12/31/2007.......................     3.193376        3.514587         258,881
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.356144        1.363080         115,521
  01/01/2002 to 12/31/2002.......................     1.363080        1.335094         363,197
  01/01/2003 to 12/31/2003.......................     1.335094        1.567206       1,029,336
  01/01/2004 to 12/31/2004.......................     1.567206        1.669891       1,378,405
  01/01/2005 to 12/31/2005.......................     1.669891        1.669665       1,481,777
  01/01/2006 to 12/31/2006.......................     1.669665        1.795342       1,617,115
  01/01/2007 to 12/31/2007.......................     1.795342        1.884306       1,658,597
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.121558        0.846253          40,889
  01/01/2003 to 12/31/2003.......................     0.846253        1.157663         150,184
  01/01/2004 to 12/31/2004.......................     1.157663        1.213737         264,999
  01/01/2005 to 12/31/2005.......................     1.213737        1.294553         261,181
  01/01/2006 to 12/31/2006.......................     1.294553        1.456205         243,296
  01/01/2007 to 12/31/2007.......................     1.456205        1.593218         207,441

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998767       11.143100             115
  01/01/2006 to 12/31/2006.......................    11.143100       12.696624           8,067
  01/01/2007 to 12/31/2007.......................    12.696624       12.915414          19,055
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998767       10.292828           2,440
  01/01/2006 to 12/31/2006.......................    10.292828       10.838743          44,607
  01/01/2007 to 12/31/2007.......................    10.838743       11.271323          54,975
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998767       10.510609          25,642
  01/01/2006 to 12/31/2006.......................    10.510609       11.330181          97,047
  01/01/2007 to 12/31/2007.......................    11.330181       11.697557         135,884
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.049924        1.028297          35,737
  01/01/2002 to 12/31/2002.......................     1.028297        0.859924         181,927
  01/01/2003 to 12/31/2003.......................     0.859924        1.139806         492,520
  01/01/2004 to 12/31/2004.......................     1.139806        1.299299         690,995
  01/01/2005 to 12/31/2005.......................     1.299299        1.433878         792,505
  01/01/2006 to 12/31/2006.......................     1.433878        1.551385         822,026
  01/01/2007 to 12/31/2007.......................     1.551385        1.643032         831,895
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998767       10.741254          57,820
  01/01/2006 to 12/31/2006.......................    10.741254       11.834561         440,798
  01/01/2007 to 12/31/2007.......................    11.834561       12.164084         764,439
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998767       10.966961          56,770
  01/01/2006 to 12/31/2006.......................    10.966961       12.340049         297,582
  01/01/2007 to 12/31/2007.......................    12.340049       12.623322         915,422
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.744067        3.466792          56,920
  01/01/2002 to 12/31/2002.......................     3.466792        2.646163         315,866
  01/01/2003 to 12/31/2003.......................     2.646163        3.333363         556,570
  01/01/2004 to 12/31/2004.......................     3.333363        3.621129         635,795
  01/01/2005 to 12/31/2005.......................     3.621129        3.723466         672,106
  01/01/2006 to 12/31/2006.......................     3.723466        4.225233         667,366
  01/01/2007 to 12/31/2007.......................     4.225233        4.369038         604,242
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.651943        8.476841           6,064
  01/01/2005 to 12/31/2005.......................     8.476841        8.927355          12,645
  01/01/2006 to 04/30/2006.......................     8.927355        9.327315          13,903
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.892852        0.827308          69,338
  01/01/2002 to 12/31/2002.......................     0.827308        0.650024         209,693
  01/01/2003 to 12/31/2003.......................     0.650024        0.778025         545,215
  01/01/2004 to 12/31/2004.......................     0.778025        0.852847         972,831
  01/01/2005 to 12/31/2005.......................     0.852847        0.899954         801,223
  01/01/2006 to 04/30/2006.......................     0.899954        0.940580               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.974065        0.873709          35,218
  01/01/2002 to 12/31/2002.......................     0.873709        0.652353         254,373
  01/01/2003 to 12/31/2003.......................     0.652353        0.796346         380,102
  01/01/2004 to 04/30/2004.......................     0.796346        0.810495         380,811

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.926246        0.847093          69,731
  01/01/2002 to 12/31/2002.......................     0.847093        0.736001         320,965
  01/01/2003 to 12/31/2003.......................     0.736001        0.957376         614,709
  01/01/2004 to 12/31/2004.......................     0.957376        1.127554         784,506
  01/01/2005 to 12/31/2005.......................     1.127554        1.293235         809,040
  01/01/2006 to 12/31/2006.......................     1.293235        1.612464         924,087
  01/01/2007 to 12/31/2007.......................     1.612464        1.799437       1,095,286
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.614511        3.927621         579,574
  01/01/2005 to 12/31/2005.......................     3.927621        3.979617         374,107
  01/01/2006 to 12/31/2006.......................     3.979617        4.388381         405,438
  01/01/2007 to 12/31/2007.......................     4.388381        4.500688         353,317
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.489198        1.461634          58,534
  01/01/2002 to 12/31/2002.......................     1.461634        1.242258         298,841
  01/01/2003 to 12/31/2003.......................     1.242258        1.464011         600,760
  01/01/2004 to 04/30/2004.......................     1.464011        1.450750         640,572
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.942114        0.848828          61,803
  01/01/2002 to 12/31/2002.......................     0.848828        0.696033         348,113
  01/01/2003 to 12/31/2003.......................     0.696033        0.940753         582,434
  01/01/2004 to 12/31/2004.......................     0.940753        1.105307         803,232
  01/01/2005 to 12/31/2005.......................     1.105307        1.229715         911,294
  01/01/2006 to 12/31/2006.......................     1.229715        1.519726         952,063
  01/01/2007 to 12/31/2007.......................     1.519726        1.654467       1,049,635
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.546791        1.496064          16,557
  01/01/2002 to 12/31/2002.......................     1.496064        1.327685         153,771
  01/01/2003 to 12/31/2003.......................     1.327685        1.780927         375,475
  01/01/2004 to 12/31/2004.......................     1.780927        2.151900         589,905
  01/01/2005 to 12/31/2005.......................     2.151900        2.372814         885,931
  01/01/2006 to 12/31/2006.......................     2.372814        2.599333         957,732
  01/01/2007 to 12/31/2007.......................     2.599333        2.642124         934,659
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998767       12.825046          35,814
  01/01/2005 to 12/31/2005.......................    12.825046       14.313282          76,380
  01/01/2006 to 12/31/2006.......................    14.313282       19.400065         124,484
  01/01/2007 to 12/31/2007.......................    19.400065       16.241955         124,114
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.914246        8.587712           2,657
  01/01/2006 to 12/31/2006.......................     8.587712        9.104520          13,369
  01/01/2007 to 12/31/2007.......................     9.104520       10.249730          23,633
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.661659       14.595923           1,409
  01/01/2005 to 12/31/2005.......................    14.595923       16.676933          12,488
  01/01/2006 to 12/31/2006.......................    16.676933       19.115723          26,274
  01/01/2007 to 12/31/2007.......................    19.115723       20.008676          29,730
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.962500       11.062311           1,317
  01/01/2007 to 12/31/2007.......................    11.062311       12.073372          14,028

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.007189        1.052798         385,965
  01/01/2002 to 12/31/2002.......................     1.052798        1.133503       2,638,927
  01/01/2003 to 12/31/2003.......................     1.133503        1.164719       4,369,658
  01/01/2004 to 12/31/2004.......................     1.164719        1.204478       5,126,077
  01/01/2005 to 12/31/2005.......................     1.204478        1.213264       5,707,109
  01/01/2006 to 12/31/2006.......................     1.213264        1.249248       5,265,586
  01/01/2007 to 12/31/2007.......................     1.249248        1.323636       4,996,764
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757599        0.608856         236,284
  01/01/2002 to 12/31/2002.......................     0.608856        0.295504         625,233
  01/01/2003 to 12/31/2003.......................     0.295504        0.458700       1,054,382
  01/01/2004 to 12/31/2004.......................     0.458700        0.432367       1,010,293
  01/01/2005 to 12/31/2005.......................     0.432367        0.472869         728,402
  01/01/2006 to 12/31/2006.......................     0.472869        0.490754         751,258
  01/01/2007 to 12/31/2007.......................     0.490754        0.635801         835,795
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.214991        1.180793          41,596
  01/01/2002 to 12/31/2002.......................     1.180793        0.923380         296,688
  01/01/2003 to 12/31/2003.......................     0.923380        1.325456         811,431
  01/01/2004 to 12/31/2004.......................     1.325456        1.532894       1,053,344
  01/01/2005 to 12/31/2005.......................     1.532894        1.575077       1,141,584
  01/01/2006 to 12/31/2006.......................     1.575077        1.824484       1,150,995
  01/01/2007 to 12/31/2007.......................     1.824484        1.766538       1,056,001
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.110588        1.202656         122,399
  01/01/2005 to 12/31/2005.......................     1.202656        1.259769         390,181
  01/01/2006 to 12/31/2006.......................     1.259769        1.400941         445,110
  01/01/2007 to 12/31/2007.......................     1.400941        1.506262         521,122
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930595        0.822988          35,676
  01/01/2002 to 12/31/2002.......................     0.822988        0.453700         216,411
  01/01/2003 to 12/31/2003.......................     0.453700        0.610707         903,798
  01/01/2004 to 12/31/2004.......................     0.610707        0.708818       1,758,734
  01/01/2005 to 12/31/2005.......................     0.708818        0.800433       1,902,184
  01/01/2006 to 12/31/2006.......................     0.800433        0.837155       2,333,048
  01/01/2007 to 12/31/2007.......................     0.837155        0.970072       2,459,844
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.229301        1.309708          17,031
  01/01/2005 to 12/31/2005.......................     1.309708        1.428520          71,287
  01/01/2006 to 12/31/2006.......................     1.428520        1.458370         124,002
  01/01/2007 to 12/31/2007.......................     1.458370        1.573486         150,134
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.848098        1.957932         154,913
  01/01/2005 to 12/31/2005.......................     1.957932        1.978274         452,037
  01/01/2006 to 12/31/2006.......................     1.978274        2.042940         685,469
  01/01/2007 to 12/31/2007.......................     2.042940        2.086898         731,381

                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.542500        1.577405         191,781
  01/01/2002 to 12/31/2002.......................     1.577405        1.699410         532,430
  01/01/2003 to 12/31/2003.......................     1.699410        1.883316       1,201,121
  01/01/2004 to 12/31/2004.......................     1.883316        1.975363       1,377,461
  01/01/2005 to 12/31/2005.......................     1.975363        1.998034       1,218,517
  01/01/2006 to 12/31/2006.......................     1.998034        2.063928       1,227,596
  01/01/2007 to 12/31/2007.......................     2.063928        2.112091       1,130,430
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.527541        1.562924         208,245
  01/01/2005 to 12/31/2005.......................     1.562924        1.561134         587,526
  01/01/2006 to 12/31/2006.......................     1.561134        1.598163         831,499
  01/01/2007 to 12/31/2007.......................     1.598163        1.637739         905,121
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.424919        1.467007         381,965
  01/01/2002 to 12/31/2002.......................     1.467007        1.555340       1,252,719
  01/01/2003 to 12/31/2003.......................     1.555340        1.555910       1,725,027
  01/01/2004 to 12/31/2004.......................     1.555910        1.575680       1,601,190
  01/01/2005 to 12/31/2005.......................     1.575680        1.576803       1,459,605
  01/01/2006 to 12/31/2006.......................     1.576803        1.615138       1,156,287
  01/01/2007 to 12/31/2007.......................     1.615138        1.656709       1,037,174


                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.365473       15.044153          29,868
  01/01/2007 to 12/31/2007.......................    15.044153       15.273800          79,642
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.451655        1.337649         101,630
  01/01/2002 to 12/31/2002.......................     1.337649        1.063984         495,579
  01/01/2003 to 12/31/2003.......................     1.063984        1.605210         756,241
  01/01/2004 to 12/31/2004.......................     1.605210        1.906657       1,228,886
  01/01/2005 to 12/31/2005.......................     1.906657        2.348696       1,558,812
  01/01/2006 to 12/31/2006.......................     2.348696        2.863241       1,686,405
  01/01/2007 to 12/31/2007.......................     2.863241        3.416153       1,719,437
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.217535       10.785149          87,006
  01/01/2002 to 12/31/2002.......................    10.785149        8.006151         303,680
  01/01/2003 to 12/31/2003.......................     8.006151       10.763174         527,329
  01/01/2004 to 12/31/2004.......................    10.763174       11.897655         656,687
  01/01/2005 to 12/31/2005.......................    11.897655       13.584985         722,468
  01/01/2006 to 12/31/2006.......................    13.584985       14.713987         748,164
  01/01/2007 to 12/31/2007.......................    14.713987       16.242628         714,807

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.279336        8.021955          93,671
  01/01/2002 to 12/31/2002.......................     8.021955        6.436681         361,204
  01/01/2003 to 12/31/2003.......................     6.436681        8.376130         567,631
  01/01/2004 to 12/31/2004.......................     8.376130        9.084320         828,577
  01/01/2005 to 12/31/2005.......................     9.084320        9.447825         853,967
  01/01/2006 to 12/31/2006.......................     9.447825       10.695891         820,646
  01/01/2007 to 12/31/2007.......................    10.695891       11.039317         770,415



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    32.508364       35.994014           6,226
  01/01/2005 to 12/31/2005.......................    35.994014       39.119897          11,985
  01/01/2006 to 12/31/2006.......................    39.119897       40.990647          25,657
  01/01/2007 to 12/31/2007.......................    40.990647       48.499263          66,958
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.661310        3.789816         381,067
  01/01/2002 to 12/31/2002.......................     3.789816        4.034315       1,414,185
  01/01/2003 to 12/31/2003.......................     4.034315        4.191937       2,401,613
  01/01/2004 to 12/31/2004.......................     4.191937        4.297336       3,094,533
  01/01/2005 to 12/31/2005.......................     4.297336        4.320432       4,312,982
  01/01/2006 to 12/31/2006.......................     4.320432        4.427948       3,954,970
  01/01/2007 to 12/31/2007.......................     4.427948        4.619701       3,816,270
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    34.093929       36.736393           7,701
  01/01/2005 to 12/31/2005.......................    36.736393       37.174095          23,463
  01/01/2006 to 12/31/2006.......................    37.174095       40.334109          35,511
  01/01/2007 to 12/31/2007.......................    40.334109       41.919801          53,396
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.446233        7.500074         274,351
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.828543        6.230847          76,773
  01/01/2002 to 12/31/2002.......................     6.230847        4.520215         187,509
  01/01/2003 to 12/31/2003.......................     4.520215        5.778902         322,231
  01/01/2004 to 12/31/2004.......................     5.778902        6.289633         386,337
  01/01/2005 to 12/31/2005.......................     6.289633        6.395385         418,886
  01/01/2006 to 12/31/2006.......................     6.395385        7.164865         335,997
  01/01/2007 to 04/27/2007.......................     7.164865        7.509116               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.064844        1.173163         476,148
  01/01/2005 to 12/31/2005.......................     1.173163        1.218756       1,280,389
  01/01/2006 to 12/31/2006.......................     1.218756        1.428907       1,672,674
  01/01/2007 to 12/31/2007.......................     1.428907        1.450105       1,991,701
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.791346         539,213
  01/01/2003 to 12/31/2003.......................     0.791346        1.054567       1,364,519
  01/01/2004 to 12/31/2004.......................     1.054567        1.176032       2,292,827
  01/01/2005 to 12/31/2005.......................     1.176032        1.223282       2,034,555
  01/01/2006 to 12/31/2006.......................     1.223282        1.435118       1,779,644
  01/01/2007 to 12/31/2007.......................     1.435118        1.458424       1,891,041
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.275739        2.490322         153,254
  01/01/2005 to 12/31/2005.......................     2.490322        2.616426         397,216
  01/01/2006 to 12/31/2006.......................     2.616426        2.675056         426,097
  01/01/2007 to 12/31/2007.......................     2.675056        3.117578         638,572

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.949416        2.691262         456,780
  01/01/2002 to 12/31/2002.......................     2.691262        1.768199       1,436,860
  01/01/2003 to 12/31/2003.......................     1.768199        2.347597       2,586,749
  01/01/2004 to 12/31/2004.......................     2.347597        2.509078       2,976,657
  01/01/2005 to 12/31/2005.......................     2.509078        2.638548       2,404,338
  01/01/2006 to 12/31/2006.......................     2.638548        2.700590       1,993,676
  01/01/2007 to 12/31/2007.......................     2.700590        3.150282       1,453,551
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.137897        2.147717       2,305,462
  01/01/2002 to 12/31/2002.......................     2.147717        2.138245       6,180,906
  01/01/2003 to 12/31/2003.......................     2.138245        2.115984       6,920,157
  01/01/2004 to 12/31/2004.......................     2.115984        2.097591       5,191,065
  01/01/2005 to 12/31/2005.......................     2.097591        2.118816       5,282,218
  01/01/2006 to 12/31/2006.......................     2.118816        2.180179       5,425,763
  01/01/2007 to 12/31/2007.......................     2.180179        2.248677       8,104,376
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.598838        1.796361       1,043,521
  01/01/2005 to 12/31/2005.......................     1.796361        1.837051       2,256,655
  01/01/2006 to 12/31/2006.......................     1.837051        2.105247       2,527,452
  01/01/2007 to 12/31/2007.......................     2.105247        1.995172       2,339,647
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.425916        1.393850         871,034
  01/01/2002 to 12/31/2002.......................     1.393850        1.076984       4,781,568
  01/01/2003 to 12/31/2003.......................     1.076984        1.588924       7,338,569
  01/01/2004 to 12/31/2004.......................     1.588924        1.800791       8,947,533
  01/01/2005 to 12/31/2005.......................     1.800791        1.842407       7,920,987
  01/01/2006 to 12/31/2006.......................     1.842407        2.114995       6,411,488
  01/01/2007 to 12/31/2007.......................     2.114995        2.006791       5,210,290
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.501212       11.133180          14,462
  01/01/2007 to 12/31/2007.......................    11.133180       11.547004          17,875
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.691865       11.387352          13,471
  01/01/2007 to 12/31/2007.......................    11.387352       11.835268          24,748
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.803289        3.013083       1,062,708
  01/01/2005 to 12/31/2005.......................     3.013083        3.261804       3,318,167
  01/01/2006 to 12/31/2006.......................     3.261804        3.669884       4,992,316
  01/01/2007 to 12/31/2007.......................     3.669884        3.768182       5,653,064
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.750849        2.607269         953,766
  01/01/2002 to 12/31/2002.......................     2.607269        2.141196       3,273,900
  01/01/2003 to 12/31/2003.......................     2.141196        2.754899       5,717,905
  01/01/2004 to 12/31/2004.......................     2.754899        3.040225       7,252,181
  01/01/2005 to 12/31/2005.......................     3.040225        3.295384       6,897,171
  01/01/2006 to 12/31/2006.......................     3.295384        3.710426       6,463,719
  01/01/2007 to 12/31/2007.......................     3.710426        3.813036       5,771,401
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.151608        1.313784         400,031
  01/01/2005 to 12/31/2005.......................     1.313784        1.520383       1,378,385
  01/01/2006 to 12/31/2006.......................     1.520383        1.739128       2,615,140
  01/01/2007 to 12/31/2007.......................     1.739128        1.883699       2,897,374

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.229365        1.122021         407,797
  01/01/2002 to 12/31/2002.......................     1.122021        0.909605       2,317,297
  01/01/2003 to 12/31/2003.......................     0.909605        1.144894       4,436,861
  01/01/2004 to 12/31/2004.......................     1.144894        1.329646       4,016,807
  01/01/2005 to 12/31/2005.......................     1.329646        1.541538       3,696,610
  01/01/2006 to 12/31/2006.......................     1.541538        1.763823       3,279,248
  01/01/2007 to 12/31/2007.......................     1.763823        1.912799       2,838,981
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.763654       16.936242           2,256
  01/01/2007 to 12/31/2007.......................    16.936242       17.286384           9,763
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.809277         108,375
  01/01/2003 to 12/31/2003.......................     0.809277        1.131649         706,917
  01/01/2004 to 04/30/2004.......................     1.131649        1.120668       1,045,702
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.862721        1.533749         284,648
  01/01/2002 to 12/31/2002.......................     1.533749        1.069029         723,043
  01/01/2003 to 12/31/2003.......................     1.069029        1.412678         979,246
  01/01/2004 to 12/31/2004.......................     1.412678        1.624128       2,036,124
  01/01/2005 to 12/31/2005.......................     1.624128        1.704926       2,051,188
  01/01/2006 to 12/31/2006.......................     1.704926        1.871877       2,008,067
  01/01/2007 to 12/31/2007.......................     1.871877        1.991405       1,989,430
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.251096        2.535820          67,352
  01/01/2005 to 12/31/2005.......................     2.535820        2.756018         272,475
  01/01/2006 to 12/31/2006.......................     2.756018        3.028663         352,558
  01/01/2007 to 12/31/2007.......................     3.028663        3.097746         368,084
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.556973        2.319096          83,093
  01/01/2002 to 12/31/2002.......................     2.319096        1.835790         279,173
  01/01/2003 to 12/31/2003.......................     1.835790        2.289801         347,415
  01/01/2004 to 12/31/2004.......................     2.289801        2.558969         449,648
  01/01/2005 to 12/31/2005.......................     2.558969        2.783606         454,362
  01/01/2006 to 12/31/2006.......................     2.783606        3.061937         528,401
  01/01/2007 to 12/31/2007.......................     3.061937        3.134854         430,049
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953398        0.878544         201,706
  01/01/2002 to 12/31/2002.......................     0.878544        0.622137       1,587,342
  01/01/2003 to 12/31/2003.......................     0.622137        0.885371       2,760,571
  01/01/2004 to 12/31/2004.......................     0.885371        0.968406       3,158,601
  01/01/2005 to 12/31/2005.......................     0.968406        0.994928       3,827,136
  01/01/2006 to 12/31/2006.......................     0.994928        1.074352       3,681,568
  01/01/2007 to 12/31/2007.......................     1.074352        1.102825       3,297,131
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.946613        3.193249         711,120
  01/01/2005 to 12/31/2005.......................     3.193249        3.447788       1,764,541
  01/01/2006 to 12/31/2006.......................     3.447788        3.806276       2,128,666
  01/01/2007 to 12/31/2007.......................     3.806276        3.480530       2,041,663

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.467618        2.582768         893,806
  01/01/2002 to 12/31/2002.......................     2.582768        2.313366       3,917,017
  01/01/2003 to 12/31/2003.......................     2.313366        3.015461       6,143,596
  01/01/2004 to 12/31/2004.......................     3.015461        3.257444       7,256,083
  01/01/2005 to 12/31/2005.......................     3.257444        3.520483       6,885,431
  01/01/2006 to 12/31/2006.......................     3.520483        3.890429       5,968,778
  01/01/2007 to 12/31/2007.......................     3.890429        3.561032       5,186,771
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.872394        1.170223         628,467
  01/01/2004 to 12/31/2004.......................     1.170223        1.387961       2,665,170
  01/01/2005 to 12/31/2005.......................     1.387961        1.560464       4,478,652
  01/01/2006 to 12/31/2006.......................     1.560464        1.978812       6,010,303
  01/01/2007 to 12/31/2007.......................     1.978812        1.925450       7,243,154
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.058428        0.881613         173,778
  01/01/2003 to 12/31/2003.......................     0.881613        1.172603         631,384
  01/01/2004 to 12/31/2004.......................     1.172603        1.392678         985,471
  01/01/2005 to 12/31/2005.......................     1.392678        1.566275       1,211,368
  01/01/2006 to 12/31/2006.......................     1.566275        1.988285       1,441,994
  01/01/2007 to 12/31/2007.......................     1.988285        1.936990       1,563,307
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.200207        1.293472       1,134,902
  01/01/2005 to 12/31/2005.......................     1.293472        1.251989       2,418,878
  01/01/2006 to 12/31/2006.......................     1.251989        1.451966       2,931,446
  01/01/2007 to 12/31/2007.......................     1.451966        1.371269       2,773,968
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.175834        0.963139         942,490
  01/01/2003 to 12/31/2003.......................     0.963139        1.188042       3,607,506
  01/01/2004 to 12/31/2004.......................     1.188042        1.301140       4,302,227
  01/01/2005 to 12/31/2005.......................     1.301140        1.260792       4,164,787
  01/01/2006 to 12/31/2006.......................     1.260792        1.463351       3,581,343
  01/01/2007 to 12/31/2007.......................     1.463351        1.383424       2,970,558
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   138.687693      169.905578          26,816
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.402856        0.483272         168,238
  01/01/2006 to 12/31/2006.......................     0.483272        0.487625         556,762
  01/01/2007 to 12/31/2007.......................     0.487625        0.534493         865,603
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.419194        0.437040          24,491
  01/01/2005 to 04/30/2005.......................     0.437040        0.398036               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.403125        0.484295       1,724,232
  01/01/2006 to 12/31/2006.......................     0.484295        0.489014       1,722,112
  01/01/2007 to 12/31/2007.......................     0.489014        0.536762       1,494,296
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.573137        0.490691         475,290
  01/01/2002 to 12/31/2002.......................     0.490691        0.342997       1,530,060
  01/01/2003 to 12/31/2003.......................     0.342997        0.424301       2,398,264
  01/01/2004 to 12/31/2004.......................     0.424301        0.437034       2,207,783
  01/01/2005 to 04/30/2005.......................     0.437034        0.401990               0

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.138424        0.964221         123,638
  01/01/2003 to 12/31/2003.......................     0.964221        1.197301       1,188,968
  01/01/2004 to 12/31/2004.......................     1.197301        1.347941       1,661,340
  01/01/2005 to 12/31/2005.......................     1.347941        1.433513       1,992,146
  01/01/2006 to 12/31/2006.......................     1.433513        1.617859       1,797,472
  01/01/2007 to 12/31/2007.......................     1.617859        1.548889       1,839,995
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951406        0.773651         170,013
  01/01/2002 to 12/31/2002.......................     0.773651        0.526708       1,057,349
  01/01/2003 to 12/31/2003.......................     0.526708        0.673354       1,888,348
  01/01/2004 to 12/31/2004.......................     0.673354        0.718569       2,666,632
  01/01/2005 to 12/31/2005.......................     0.718569        0.803205       2,569,232
  01/01/2006 to 12/31/2006.......................     0.803205        0.776748       2,452,280
  01/01/2007 to 12/31/2007.......................     0.776748        0.781679       1,969,114
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.224239        9.876039          34,099
  01/01/2007 to 12/31/2007.......................     9.876039        9.144376          41,035
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.091369        1.121676         576,433
  01/01/2002 to 12/31/2002.......................     1.121676        1.213610       2,200,010
  01/01/2003 to 12/31/2003.......................     1.213610        1.234725       5,129,426
  01/01/2004 to 12/31/2004.......................     1.234725        1.261783       5,784,518
  01/01/2005 to 12/31/2005.......................     1.261783        1.264818       6,912,122
  01/01/2006 to 12/31/2006.......................     1.264818        1.292260       6,991,520
  01/01/2007 to 12/31/2007.......................     1.292260        1.356344       6,502,466
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.295429        2.597547         183,662
  01/01/2005 to 12/31/2005.......................     2.597547        2.727115         505,031
  01/01/2006 to 12/31/2006.......................     2.727115        3.123967         957,556
  01/01/2007 to 12/31/2007.......................     3.123967        3.431486       2,028,104
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.340698        2.212721         302,661
  01/01/2002 to 12/31/2002.......................     2.212721        1.706287         815,619
  01/01/2003 to 12/31/2003.......................     1.706287        2.288457       1,349,652
  01/01/2004 to 12/31/2004.......................     2.288457        2.617001       1,804,117
  01/01/2005 to 12/31/2005.......................     2.617001        2.749980       1,741,936
  01/01/2006 to 12/31/2006.......................     2.749980        3.153181       1,606,420
  01/01/2007 to 12/31/2007.......................     3.153181        3.466862       1,599,847
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.349148        1.355376         163,651
  01/01/2002 to 12/31/2002.......................     1.355376        1.326209       1,072,346
  01/01/2003 to 12/31/2003.......................     1.326209        1.555220       3,140,944
  01/01/2004 to 12/31/2004.......................     1.555220        1.655460       4,755,082
  01/01/2005 to 12/31/2005.......................     1.655460        1.653585       5,998,505
  01/01/2006 to 12/31/2006.......................     1.653585        1.776280       6,366,804
  01/01/2007 to 12/31/2007.......................     1.776280        1.862426       6,614,707
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.120932        0.845217         218,214
  01/01/2003 to 12/31/2003.......................     0.845217        1.155091         812,272
  01/01/2004 to 12/31/2004.......................     1.155091        1.209826       1,198,175
  01/01/2005 to 12/31/2005.......................     1.209826        1.289097       1,244,197
  01/01/2006 to 12/31/2006.......................     1.289097        1.448622       1,132,529
  01/01/2007 to 12/31/2007.......................     1.448622        1.583328         995,467

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998685       11.135628          77,705
  01/01/2006 to 12/31/2006.......................    11.135628       12.675464         117,272
  01/01/2007 to 12/31/2007.......................    12.675464       12.880927         244,730
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998685       10.285922          19,228
  01/01/2006 to 12/31/2006.......................    10.285922       10.820674         157,160
  01/01/2007 to 12/31/2007.......................    10.820674       11.241226         459,001
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998685       10.503558         239,186
  01/01/2006 to 12/31/2006.......................    10.503558       11.311294       1,100,116
  01/01/2007 to 12/31/2007.......................    11.311294       11.666322       1,548,316
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.048883        1.026763         368,177
  01/01/2002 to 12/31/2002.......................     1.026763        0.857786       1,293,872
  01/01/2003 to 12/31/2003.......................     0.857786        1.135837       2,419,733
  01/01/2004 to 12/31/2004.......................     1.135837        1.293477       3,074,816
  01/01/2005 to 12/31/2005.......................     1.293477        1.426031       3,625,618
  01/01/2006 to 12/31/2006.......................     1.426031        1.541357       3,779,819
  01/01/2007 to 12/31/2007.......................     1.541357        1.630771       3,351,786
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998685       10.734050         310,272
  01/01/2006 to 12/31/2006.......................    10.734050       11.814835       1,557,506
  01/01/2007 to 12/31/2007.......................    11.814835       12.131604       3,623,715
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998685       10.959606         219,068
  01/01/2006 to 12/31/2006.......................    10.959606       12.319482       2,977,663
  01/01/2007 to 12/31/2007.......................    12.319482       12.589616       6,419,896
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.702470        3.426568         432,859
  01/01/2002 to 12/31/2002.......................     3.426568        2.612839       1,640,905
  01/01/2003 to 12/31/2003.......................     2.612839        3.288101       2,647,636
  01/01/2004 to 12/31/2004.......................     3.288101        3.568380       3,377,289
  01/01/2005 to 12/31/2005.......................     3.568380        3.665570       3,609,951
  01/01/2006 to 12/31/2006.......................     3.665570        4.155390       3,219,809
  01/01/2007 to 12/31/2007.......................     4.155390        4.292499       2,789,639
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.613656        8.428836           7,934
  01/01/2005 to 12/31/2005.......................     8.428836        8.867953          12,380
  01/01/2006 to 04/30/2006.......................     8.867953        9.262258          15,310
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.890911        0.825099         151,361
  01/01/2002 to 12/31/2002.......................     0.825099        0.647644         602,750
  01/01/2003 to 12/31/2003.......................     0.647644        0.774407         911,633
  01/01/2004 to 12/31/2004.......................     0.774407        0.848030       2,183,123
  01/01/2005 to 12/31/2005.......................     0.848030        0.893979       1,612,542
  01/01/2006 to 04/30/2006.......................     0.893979        0.934033               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.971947        0.871376         147,273
  01/01/2002 to 12/31/2002.......................     0.871376        0.649967         452,260
  01/01/2003 to 12/31/2003.......................     0.649967        0.792636         764,619
  01/01/2004 to 04/30/2004.......................     0.792636        0.806454         938,157

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.925891        0.846337         279,255
  01/01/2002 to 12/31/2002.......................     0.846337        0.734602       1,226,544
  01/01/2003 to 12/31/2003.......................     0.734602        0.954602       2,308,091
  01/01/2004 to 12/31/2004.......................     0.954602        1.123160       2,946,010
  01/01/2005 to 12/31/2005.......................     1.123160        1.286912       3,560,035
  01/01/2006 to 12/31/2006.......................     1.286912        1.602981       3,480,312
  01/01/2007 to 12/31/2007.......................     1.602981        1.787056       3,960,897
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.553516        3.858783         305,548
  01/01/2005 to 12/31/2005.......................     3.858783        3.905970       1,846,742
  01/01/2006 to 12/31/2006.......................     3.905970        4.302877       2,060,698
  01/01/2007 to 12/31/2007.......................     4.302877        4.408561       2,219,964
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.479293        1.451191         175,118
  01/01/2002 to 12/31/2002.......................     1.451191        1.232142         690,524
  01/01/2003 to 12/31/2003.......................     1.232142        1.450638       2,287,605
  01/01/2004 to 04/30/2004.......................     1.450638        1.437026       3,136,968
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.939623        0.846163         157,511
  01/01/2002 to 12/31/2002.......................     0.846163        0.693157         814,299
  01/01/2003 to 12/31/2003.......................     0.693157        0.935931       2,876,242
  01/01/2004 to 12/31/2004.......................     0.935931        1.098540       4,218,893
  01/01/2005 to 12/31/2005.......................     1.098540        1.220969       5,297,937
  01/01/2006 to 12/31/2006.......................     1.220969        1.507414       5,670,291
  01/01/2007 to 12/31/2007.......................     1.507414        1.639415       5,559,450
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.542704        1.491363         156,452
  01/01/2002 to 12/31/2002.......................     1.491363        1.322184         452,404
  01/01/2003 to 12/31/2003.......................     1.322184        1.771780       1,037,455
  01/01/2004 to 12/31/2004.......................     1.771780        2.138702       2,383,258
  01/01/2005 to 12/31/2005.......................     2.138702        2.355913       3,515,078
  01/01/2006 to 12/31/2006.......................     2.355913        2.578245       4,265,720
  01/01/2007 to 12/31/2007.......................     2.578245        2.618053       3,664,108
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998685       12.816450         145,132
  01/01/2005 to 12/31/2005.......................    12.816450       14.289435         541,088
  01/01/2006 to 12/31/2006.......................    14.289435       19.348461       1,239,217
  01/01/2007 to 12/31/2007.......................    19.348461       16.182460         850,779
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.880913        8.545877          11,867
  01/01/2006 to 12/31/2006.......................     8.545877        9.051134          46,263
  01/01/2007 to 12/31/2007.......................     9.051134       10.179389          69,786
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.571165       14.481999           8,242
  01/01/2005 to 12/31/2005.......................    14.481999       16.530281          59,458
  01/01/2006 to 12/31/2006.......................    16.530281       18.928740         134,967
  01/01/2007 to 12/31/2007.......................    18.928740       19.793045         157,691
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.929626       11.021826          10,530
  01/01/2007 to 12/31/2007.......................    11.021826       12.017102         102,231

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.006803        1.051871       1,449,917
  01/01/2002 to 12/31/2002.......................     1.051871        1.131377       8,141,626
  01/01/2003 to 12/31/2003.......................     1.131377        1.161370      15,892,589
  01/01/2004 to 12/31/2004.......................     1.161370        1.199811      21,116,440
  01/01/2005 to 12/31/2005.......................     1.199811        1.207358      25,610,428
  01/01/2006 to 12/31/2006.......................     1.207358        1.241927      25,432,647
  01/01/2007 to 12/31/2007.......................     1.241927        1.314558      24,228,413
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757307        0.608312         515,626
  01/01/2002 to 12/31/2002.......................     0.608312        0.294945       1,178,635
  01/01/2003 to 12/31/2003.......................     0.294945        0.457377       1,954,576
  01/01/2004 to 12/31/2004.......................     0.457377        0.430688       3,286,452
  01/01/2005 to 12/31/2005.......................     0.430688        0.470564       3,105,243
  01/01/2006 to 12/31/2006.......................     0.470564        0.487874       2,959,705
  01/01/2007 to 12/31/2007.......................     0.487874        0.631436       4,990,598
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.211779        1.177077         303,150
  01/01/2002 to 12/31/2002.......................     1.177077        0.919554         973,414
  01/01/2003 to 12/31/2003.......................     0.919554        1.318657       3,524,728
  01/01/2004 to 12/31/2004.......................     1.318657        1.523502       5,372,504
  01/01/2005 to 12/31/2005.......................     1.523502        1.563867       5,149,835
  01/01/2006 to 12/31/2006.......................     1.563867        1.809693       5,259,626
  01/01/2007 to 12/31/2007.......................     1.809693        1.750455       4,784,089
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.104511        1.195282         416,770
  01/01/2005 to 12/31/2005.......................     1.195282        1.250798       1,478,570
  01/01/2006 to 12/31/2006.......................     1.250798        1.389577       2,323,481
  01/01/2007 to 12/31/2007.......................     1.389577        1.492542       2,599,776
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930236        0.822261         224,552
  01/01/2002 to 12/31/2002.......................     0.822261        0.452842       1,291,525
  01/01/2003 to 12/31/2003.......................     0.452842        0.608944       3,685,243
  01/01/2004 to 12/31/2004.......................     0.608944        0.706063       5,450,409
  01/01/2005 to 12/31/2005.......................     0.706063        0.796528       6,667,529
  01/01/2006 to 12/31/2006.......................     0.796528        0.832239       7,066,576
  01/01/2007 to 12/31/2007.......................     0.832239        0.963407       7,702,266
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.220510        1.299480          94,897
  01/01/2005 to 12/31/2005.......................     1.299480        1.415952         426,376
  01/01/2006 to 12/31/2006.......................     1.415952        1.444098         674,484
  01/01/2007 to 12/31/2007.......................     1.444098        1.556521         738,626
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.830604        1.938113         839,207
  01/01/2005 to 12/31/2005.......................     1.938113        1.956297       2,018,155
  01/01/2006 to 12/31/2006.......................     1.956297        2.018231       2,855,448
  01/01/2007 to 12/31/2007.......................     2.018231        2.059586       3,119,527

                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.532241        1.566132         299,653
  01/01/2002 to 12/31/2002.......................     1.566132        1.685586       1,305,077
  01/01/2003 to 12/31/2003.......................     1.685586        1.866126       3,416,991
  01/01/2004 to 12/31/2004.......................     1.866126        1.955371       4,306,888
  01/01/2005 to 12/31/2005.......................     1.955371        1.975842       4,349,715
  01/01/2006 to 12/31/2006.......................     1.975842        2.038970       3,640,423
  01/01/2007 to 12/31/2007.......................     2.038970        2.084453       3,683,248
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.513080        1.547102       1,287,290
  01/01/2005 to 12/31/2005.......................     1.547102        1.543790       3,528,990
  01/01/2006 to 12/31/2006.......................     1.543790        1.578832       4,273,029
  01/01/2007 to 12/31/2007.......................     1.578832        1.616303       4,262,107
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.415442        1.456523         713,433
  01/01/2002 to 12/31/2002.......................     1.456523        1.542685       3,752,159
  01/01/2003 to 12/31/2003.......................     1.542685        1.541705       6,457,226
  01/01/2004 to 12/31/2004.......................     1.541705        1.559729       7,595,926
  01/01/2005 to 12/31/2005.......................     1.559729        1.559285       6,706,346
  01/01/2006 to 12/31/2006.......................     1.559285        1.595602       5,087,809
  01/01/2007 to 12/31/2007.......................     1.595602        1.635026       3,818,123


                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.236650       14.899363          55,288
  01/01/2007 to 12/31/2007.......................    14.899363       15.111599         208,931
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.447052        1.332743         225,130
  01/01/2002 to 12/31/2002.......................     1.332743        1.059029       1,200,298
  01/01/2003 to 12/31/2003.......................     1.059029        1.596150       2,241,466
  01/01/2004 to 12/31/2004.......................     1.596150        1.893997       3,715,173
  01/01/2005 to 12/31/2005.......................     1.893997        2.330777       5,836,851
  01/01/2006 to 12/31/2006.......................     2.330777        2.838565       7,053,033
  01/01/2007 to 12/31/2007.......................     2.838565        3.383309       8,807,810
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    12.006710       10.593744         282,325
  01/01/2002 to 12/31/2002.......................    10.593744        7.856189       1,029,766
  01/01/2003 to 12/31/2003.......................     7.856189       10.551031       1,784,167
  01/01/2004 to 12/31/2004.......................    10.551031       11.651464       2,669,570
  01/01/2005 to 12/31/2005.......................    11.651464       13.290627       3,172,919
  01/01/2006 to 12/31/2006.......................    13.290627       14.380816       3,472,367
  01/01/2007 to 12/31/2007.......................    14.380816       15.858887       3,490,105

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.136490        7.879612         382,342
  01/01/2002 to 12/31/2002.......................     7.879612        6.316148       1,187,975
  01/01/2003 to 12/31/2003.......................     6.316148        8.211075       2,126,588
  01/01/2004 to 12/31/2004.......................     8.211075        8.896386       3,264,110
  01/01/2005 to 12/31/2005.......................     8.896386        9.243150       3,784,285
  01/01/2006 to 12/31/2006.......................     9.243150       10.453750       3,958,100
  01/01/2007 to 12/31/2007.......................    10.453750       10.778557       3,738,577



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    32.249115       35.695137             334
  01/01/2005 to 12/31/2005.......................    35.695137       38.775745             333
  01/01/2006 to 12/31/2006.......................    38.775745       40.609788               0
  01/01/2007 to 12/31/2007.......................    40.609788       48.024510               0
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.628784        3.755214          13,595
  01/01/2002 to 12/31/2002.......................     3.755214        3.995483          83,676
  01/01/2003 to 12/31/2003.......................     3.995483        4.149513          99,269
  01/01/2004 to 12/31/2004.......................     4.149513        4.251714          91,088
  01/01/2005 to 12/31/2005.......................     4.251714        4.272436          90,045
  01/01/2006 to 12/31/2006.......................     4.272436        4.376576          87,532
  01/01/2007 to 12/31/2007.......................     4.376576        4.563812          55,148
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.791552       36.398522               0
  01/01/2005 to 12/31/2005.......................    36.398522       36.813852               0
  01/01/2006 to 12/31/2006.......................    36.813852       39.923348               0
  01/01/2007 to 12/31/2007.......................    39.923348       41.472051               0
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.357990        7.408706           6,831
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.767301        6.173430               0
  01/01/2002 to 12/31/2002.......................     6.173430        4.476319              15
  01/01/2003 to 12/31/2003.......................     4.476319        5.719929           6,180
  01/01/2004 to 12/31/2004.......................     5.719929        6.222331           6,903
  01/01/2005 to 12/31/2005.......................     6.222331        6.323801           6,699
  01/01/2006 to 12/31/2006.......................     6.323801        7.081139           7,033
  01/01/2007 to 04/27/2007.......................     7.081139        7.420159               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.063776        1.171597               0
  01/01/2005 to 12/31/2005.......................     1.171597        1.216523               0
  01/01/2006 to 12/31/2006.......................     1.216523        1.425578               0
  01/01/2007 to 12/31/2007.......................     1.425578        1.445999               0
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.791084           8,561
  01/01/2003 to 12/31/2003.......................     0.791084        1.053691          11,505
  01/01/2004 to 12/31/2004.......................     1.053691        1.174467          11,180
  01/01/2005 to 12/31/2005.......................     1.174467        1.221046          11,217
  01/01/2006 to 12/31/2006.......................     1.221046        1.431781          11,010
  01/01/2007 to 12/31/2007.......................     1.431781        1.454302          10,979
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.264940        2.477683               0
  01/01/2005 to 12/31/2005.......................     2.477683        2.601850               0
  01/01/2006 to 12/31/2006.......................     2.601850        2.658827               0
  01/01/2007 to 12/31/2007.......................     2.658827        3.097108               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.939600        2.681634           2,305
  01/01/2002 to 12/31/2002.......................     2.681634        1.760990          91,276
  01/01/2003 to 12/31/2003.......................     1.760990        2.336855          38,361
  01/01/2004 to 12/31/2004.......................     2.336855        2.496346          30,455
  01/01/2005 to 12/31/2005.......................     2.496346        2.623852          27,044
  01/01/2006 to 12/31/2006.......................     2.623852        2.684210          18,930
  01/01/2007 to 12/31/2007.......................     2.684210        3.129602          14,837
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.118904        2.128111          29,771
  01/01/2002 to 12/31/2002.......................     2.128111        2.117657          41,021
  01/01/2003 to 12/31/2003.......................     2.117657        2.094564          60,617
  01/01/2004 to 12/31/2004.......................     2.094564        2.075317          86,001
  01/01/2005 to 12/31/2005.......................     2.075317        2.095273          64,205
  01/01/2006 to 12/31/2006.......................     2.095273        2.154879         224,151
  01/01/2007 to 12/31/2007.......................     2.154879        2.221466         198,932
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.595779        1.792329               0
  01/01/2005 to 12/31/2005.......................     1.792329        1.832015               0
  01/01/2006 to 12/31/2006.......................     1.832015        2.098430               0
  01/01/2007 to 12/31/2007.......................     2.098430        1.987711               0
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.425210        1.392813          12,728
  01/01/2002 to 12/31/2002.......................     1.392813        1.075639         182,103
  01/01/2003 to 12/31/2003.......................     1.075639        1.586156         285,879
  01/01/2004 to 12/31/2004.......................     1.586156        1.796754         245,211
  01/01/2005 to 12/31/2005.......................     1.796754        1.837361         234,820
  01/01/2006 to 12/31/2006.......................     1.837361        2.108152         177,780
  01/01/2007 to 12/31/2007.......................     2.108152        1.999292         178,245
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.498151       11.126248               0
  01/01/2007 to 12/31/2007.......................    11.126248       11.534018               0
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.688748       11.380262               0
  01/01/2007 to 12/31/2007.......................    11.380262       11.821958               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.789991        2.997796               0
  01/01/2005 to 12/31/2005.......................     2.997796        3.243638               0
  01/01/2006 to 12/31/2006.......................     3.243638        3.647627               0
  01/01/2007 to 12/31/2007.......................     3.647627        3.743445               0
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.741696        2.597952          89,277
  01/01/2002 to 12/31/2002.......................     2.597952        2.132474         282,543
  01/01/2003 to 12/31/2003.......................     2.132474        2.742299         277,538
  01/01/2004 to 12/31/2004.......................     2.742299        3.024805         253,666
  01/01/2005 to 12/31/2005.......................     3.024805        3.277038         254,770
  01/01/2006 to 12/31/2006.......................     3.277038        3.687931         210,159
  01/01/2007 to 12/31/2007.......................     3.687931        3.788015         183,069
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.144135        1.304826               0
  01/01/2005 to 12/31/2005.......................     1.304826        1.509264               0
  01/01/2006 to 12/31/2006.......................     1.509264        1.725549               0
  01/01/2007 to 12/31/2007.......................     1.725549        1.868052               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.223128        1.116046          13,915
  01/01/2002 to 12/31/2002.......................     1.116046        0.904300          27,576
  01/01/2003 to 12/31/2003.......................     0.904300        1.137651          39,188
  01/01/2004 to 12/31/2004.......................     1.137651        1.320573          21,590
  01/01/2005 to 12/31/2005.......................     1.320573        1.530257          21,539
  01/01/2006 to 12/31/2006.......................     1.530257        1.750042          14,906
  01/01/2007 to 12/31/2007.......................     1.750042        1.896902          14,509
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.682816       16.848987               0
  01/01/2007 to 12/31/2007.......................    16.848987       17.188684               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.809007             100
  01/01/2003 to 12/31/2003.......................     0.809007        1.130701          14,525
  01/01/2004 to 04/30/2004.......................     1.130701        1.119545          19,127
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.858690        1.530039           1,405
  01/01/2002 to 12/31/2002.......................     1.530039        1.065914           7,970
  01/01/2003 to 12/31/2003.......................     1.065914        1.407866          23,468
  01/01/2004 to 12/31/2004.......................     1.407866        1.617785          35,940
  01/01/2005 to 12/31/2005.......................     1.617785        1.697422          35,780
  01/01/2006 to 12/31/2006.......................     1.697422        1.862710          35,608
  01/01/2007 to 12/31/2007.......................     1.862710        1.980657          34,423
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.238729        2.521054               0
  01/01/2005 to 12/31/2005.......................     2.521054        2.738604               0
  01/01/2006 to 12/31/2006.......................     2.738604        3.008026               0
  01/01/2007 to 12/31/2007.......................     3.008026        3.075091               0
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.546551        2.309067               0
  01/01/2002 to 12/31/2002.......................     2.309067        1.826935          13,684
  01/01/2003 to 12/31/2003.......................     1.826935        2.277627          16,201
  01/01/2004 to 12/31/2004.......................     2.277627        2.544088           6,779
  01/01/2005 to 12/31/2005.......................     2.544088        2.766041           6,779
  01/01/2006 to 12/31/2006.......................     2.766041        3.041100           6,779
  01/01/2007 to 12/31/2007.......................     3.041100        3.111957           6,779
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953317        0.878248           3,957
  01/01/2002 to 12/31/2002.......................     0.878248        0.621612          15,577
  01/01/2003 to 12/31/2003.......................     0.621612        0.884177          40,247
  01/01/2004 to 12/31/2004.......................     0.884177        0.966616          27,867
  01/01/2005 to 12/31/2005.......................     0.966616        0.992595          26,511
  01/01/2006 to 12/31/2006.......................     0.992595        1.071298          28,345
  01/01/2007 to 12/31/2007.......................     1.071298        1.099137          27,781
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.930429        3.174657               0
  01/01/2005 to 12/31/2005.......................     3.174657        3.426006               0
  01/01/2006 to 12/31/2006.......................     3.426006        3.780344               0
  01/01/2007 to 12/31/2007.......................     3.780344        3.455079               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.457558        2.571594          31,498
  01/01/2002 to 12/31/2002.......................     2.571594        2.302203         156,026
  01/01/2003 to 12/31/2003.......................     2.302203        2.999406         238,717
  01/01/2004 to 12/31/2004.......................     2.999406        3.238478         184,359
  01/01/2005 to 12/31/2005.......................     3.238478        3.498242         171,841
  01/01/2006 to 12/31/2006.......................     3.498242        3.863925         136,348
  01/01/2007 to 12/31/2007.......................     3.863925        3.534994         125,242
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.871714        1.168918               0
  01/01/2004 to 12/31/2004.......................     1.168918        1.385719               0
  01/01/2005 to 12/31/2005.......................     1.385719        1.557167               0
  01/01/2006 to 12/31/2006.......................     1.557167        1.973649               0
  01/01/2007 to 12/31/2007.......................     1.973649        1.919461               0
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.058133        0.881075               0
  01/01/2003 to 12/31/2003.......................     0.881075        1.171300          27,562
  01/01/2004 to 12/31/2004.......................     1.171300        1.390434          76,946
  01/01/2005 to 12/31/2005.......................     1.390434        1.562972          57,282
  01/01/2006 to 12/31/2006.......................     1.562972        1.983105         129,092
  01/01/2007 to 12/31/2007.......................     1.983105        1.930972          34,897
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.196920        1.289501               0
  01/01/2005 to 12/31/2005.......................     1.289501        1.247524               0
  01/01/2006 to 12/31/2006.......................     1.247524        1.446067               0
  01/01/2007 to 12/31/2007.......................     1.446067        1.365011               0
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.173793        0.961149          24,807
  01/01/2003 to 12/31/2003.......................     0.961149        1.185006          48,802
  01/01/2004 to 12/31/2004.......................     1.185006        1.297165          67,648
  01/01/2005 to 12/31/2005.......................     1.297165        1.256314          72,497
  01/01/2006 to 12/31/2006.......................     1.256314        1.457427          63,772
  01/01/2007 to 12/31/2007.......................     1.457427        1.377132          64,922
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   136.956164      167.728021             228
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.401848        0.481903               0
  01/01/2006 to 12/31/2006.......................     0.481903        0.486001               0
  01/01/2007 to 12/31/2007.......................     0.486001        0.532445               0
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.418353        0.436019               0
  01/01/2005 to 04/30/2005.......................     0.436019        0.397041               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.402140        0.482951         166,201
  01/01/2006 to 12/31/2006.......................     0.482951        0.487414         172,565
  01/01/2007 to 12/31/2007.......................     0.487414        0.534737         162,317
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.572801        0.490279               0
  01/01/2002 to 12/31/2002.......................     0.490279        0.342550          82,209
  01/01/2003 to 12/31/2003.......................     0.342550        0.423547         163,890
  01/01/2004 to 12/31/2004.......................     0.423547        0.436039         176,456
  01/01/2005 to 04/30/2005.......................     0.436039        0.401009               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.138107        0.963637           4,819
  01/01/2003 to 12/31/2003.......................     0.963637        1.195970           9,739
  01/01/2004 to 12/31/2004.......................     1.195970        1.345769          16,267
  01/01/2005 to 12/31/2005.......................     1.345769        1.430490          18,719
  01/01/2006 to 12/31/2006.......................     1.430490        1.613643          12,771
  01/01/2007 to 12/31/2007.......................     1.613643        1.544077          12,007
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951325        0.773392               0
  01/01/2002 to 12/31/2002.......................     0.773392        0.526268          18,358
  01/01/2003 to 12/31/2003.......................     0.526268        0.672453          86,569
  01/01/2004 to 12/31/2004.......................     0.672453        0.717248          92,804
  01/01/2005 to 12/31/2005.......................     0.717248        0.801329          90,456
  01/01/2006 to 12/31/2006.......................     0.801329        0.774548          86,454
  01/01/2007 to 12/31/2007.......................     0.774548        0.779073          98,686
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.191963        9.838223               0
  01/01/2007 to 12/31/2007.......................     9.838223        9.104783               0
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.089927        1.119914           2,467
  01/01/2002 to 12/31/2002.......................     1.119914        1.211090         105,974
  01/01/2003 to 12/31/2003.......................     1.211090        1.231549         110,715
  01/01/2004 to 12/31/2004.......................     1.231549        1.257906          78,199
  01/01/2005 to 12/31/2005.......................     1.257906        1.260304          76,459
  01/01/2006 to 12/31/2006.......................     1.260304        1.287006          74,825
  01/01/2007 to 12/31/2007.......................     1.287006        1.350151          66,330
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.283966        2.583719               0
  01/01/2005 to 12/31/2005.......................     2.583719        2.711245               0
  01/01/2006 to 12/31/2006.......................     2.711245        3.104239               0
  01/01/2007 to 12/31/2007.......................     3.104239        3.408102               0
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.332325        2.204253               0
  01/01/2002 to 12/31/2002.......................     2.204253        1.698905          16,519
  01/01/2003 to 12/31/2003.......................     1.698905        2.277426          24,524
  01/01/2004 to 12/31/2004.......................     2.277426        2.603083          40,810
  01/01/2005 to 12/31/2005.......................     2.603083        2.733992          40,614
  01/01/2006 to 12/31/2006.......................     2.733992        3.133287          29,035
  01/01/2007 to 12/31/2007.......................     3.133287        3.443258          21,570
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.345666        1.351537           7,688
  01/01/2002 to 12/31/2002.......................     1.351537        1.321798          46,992
  01/01/2003 to 12/31/2003.......................     1.321798        1.549270          62,320
  01/01/2004 to 12/31/2004.......................     1.549270        1.648300          34,421
  01/01/2005 to 12/31/2005.......................     1.648300        1.645613          34,090
  01/01/2006 to 12/31/2006.......................     1.645613        1.766835          36,413
  01/01/2007 to 12/31/2007.......................     1.766835        1.851593          35,041
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.120619        0.844696           1,607
  01/01/2003 to 12/31/2003.......................     0.844696        1.153810          25,080
  01/01/2004 to 12/31/2004.......................     1.153810        1.207879          28,399
  01/01/2005 to 12/31/2005.......................     1.207879        1.286381          28,295
  01/01/2006 to 12/31/2006.......................     1.286381        1.444849          27,942
  01/01/2007 to 12/31/2007.......................     1.444849        1.578411          26,519

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998644       11.131896               0
  01/01/2006 to 12/31/2006.......................    11.131896       12.664905               0
  01/01/2007 to 12/31/2007.......................    12.664905       12.863730               0
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998644       10.282473               0
  01/01/2006 to 12/31/2006.......................    10.282473       10.811658               0
  01/01/2007 to 12/31/2007.......................    10.811658       11.226218               0
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998644       10.500037               0
  01/01/2006 to 12/31/2006.......................    10.500037       11.301870               0
  01/01/2007 to 12/31/2007.......................    11.301870       11.650747               0
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.048363        1.025998           2,149
  01/01/2002 to 12/31/2002.......................     1.025998        0.856725          93,784
  01/01/2003 to 12/31/2003.......................     0.856725        1.133868          95,934
  01/01/2004 to 12/31/2004.......................     1.133868        1.290588         103,332
  01/01/2005 to 12/31/2005.......................     1.290588        1.422138         104,143
  01/01/2006 to 12/31/2006.......................     1.422138        1.536383          94,546
  01/01/2007 to 12/31/2007.......................     1.536383        1.624692          54,521
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998644       10.730452               0
  01/01/2006 to 12/31/2006.......................    10.730452       11.804992               0
  01/01/2007 to 12/31/2007.......................    11.804992       12.115408               0
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998644       10.955933          22,845
  01/01/2006 to 12/31/2006.......................    10.955933       12.309219          22,845
  01/01/2007 to 12/31/2007.......................    12.309219       12.572809          29,720
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.681859        3.406642          16,625
  01/01/2002 to 12/31/2002.......................     3.406642        2.596339         150,802
  01/01/2003 to 12/31/2003.......................     2.596339        3.265700         171,989
  01/01/2004 to 12/31/2004.......................     3.265700        3.542295         139,343
  01/01/2005 to 12/31/2005.......................     3.542295        3.636962          84,907
  01/01/2006 to 12/31/2006.......................     3.636962        4.120905          68,059
  01/01/2007 to 12/31/2007.......................     4.120905        4.254739          27,028
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.594584        8.404935               0
  01/01/2005 to 12/31/2005.......................     8.404935        8.838400               0
  01/01/2006 to 04/30/2006.......................     8.838400        9.229899               0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.889943        0.823998          57,606
  01/01/2002 to 12/31/2002.......................     0.823998        0.646450          78,777
  01/01/2003 to 12/31/2003.......................     0.646450        0.772590          90,032
  01/01/2004 to 12/31/2004.......................     0.772590        0.845617         143,035
  01/01/2005 to 12/31/2005.......................     0.845617        0.890991         144,960
  01/01/2006 to 04/30/2006.......................     0.890991        0.930761               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.970890        0.870215               0
  01/01/2002 to 12/31/2002.......................     0.870215        0.648769             103
  01/01/2003 to 12/31/2003.......................     0.648769        0.790788               0
  01/01/2004 to 04/30/2004.......................     0.790788        0.804442               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.925713        0.845964               0
  01/01/2002 to 12/31/2002.......................     0.845964        0.733917           9,503
  01/01/2003 to 12/31/2003.......................     0.733917        0.953240          31,304
  01/01/2004 to 12/31/2004.......................     0.953240        1.120997          45,583
  01/01/2005 to 12/31/2005.......................     1.120997        1.283794          46,325
  01/01/2006 to 12/31/2006.......................     1.283794        1.598301          45,107
  01/01/2007 to 12/31/2007.......................     1.598301        1.780944          49,356
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.523405        3.824817       1,535,576
  01/01/2005 to 12/31/2005.......................     3.824817        3.869659           5,699
  01/01/2006 to 12/31/2006.......................     3.869659        4.260751           5,502
  01/01/2007 to 12/31/2007.......................     4.260751        4.363207           5,518
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.474369        1.446003             820
  01/01/2002 to 12/31/2002.......................     1.446003        1.227129          94,937
  01/01/2003 to 12/31/2003.......................     1.227129        1.444011         146,261
  01/01/2004 to 04/30/2004.......................     1.444011        1.430226         146,763
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.938381        0.844829               0
  01/01/2002 to 12/31/2002.......................     0.844829        0.691710          16,339
  01/01/2003 to 12/31/2003.......................     0.691710        0.933511          15,921
  01/01/2004 to 12/31/2004.......................     0.933511        1.095151          15,814
  01/01/2005 to 12/31/2005.......................     1.095151        1.216596          15,805
  01/01/2006 to 12/31/2006.......................     1.216596        1.501268          15,795
  01/01/2007 to 12/31/2007.......................     1.501268        1.631910          15,785
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.540666        1.489023               0
  01/01/2002 to 12/31/2002.......................     1.489023        1.319459          31,442
  01/01/2003 to 12/31/2003.......................     1.319459        1.767245          37,898
  01/01/2004 to 12/31/2004.......................     1.767245        2.132160         112,267
  01/01/2005 to 12/31/2005.......................     2.132160        2.347537          66,055
  01/01/2006 to 12/31/2006.......................     2.347537        2.567799          41,494
  01/01/2007 to 12/31/2007.......................     2.567799        2.606135          44,278
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998644       12.812153           2,126
  01/01/2005 to 12/31/2005.......................    12.812153       14.277527           4,630
  01/01/2006 to 12/31/2006.......................    14.277527       19.322711           2,079
  01/01/2007 to 12/31/2007.......................    19.322711       16.152793           2,071
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.864311        8.525051               0
  01/01/2006 to 12/31/2006.......................     8.525051        9.024577               0
  01/01/2007 to 12/31/2007.......................     9.024577       10.144425              85
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.526193       14.425411              48
  01/01/2005 to 12/31/2005.......................    14.425411       16.457492           1,055
  01/01/2006 to 12/31/2006.......................    16.457492       18.836003           2,298
  01/01/2007 to 12/31/2007.......................    18.836003       19.686179           1,089
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.913238       11.001653               0
  01/01/2007 to 12/31/2007.......................    11.001653       11.989085               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.006610        1.051401         105,424
  01/01/2002 to 12/31/2002.......................     1.051401        1.130316         487,947
  01/01/2003 to 12/31/2003.......................     1.130316        1.159692         689,390
  01/01/2004 to 12/31/2004.......................     1.159692        1.197478         623,300
  01/01/2005 to 12/31/2005.......................     1.197478        1.204410         602,519
  01/01/2006 to 12/31/2006.......................     1.204410        1.238278         576,506
  01/01/2007 to 12/31/2007.......................     1.238278        1.310037         565,809
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757161        0.608044               0
  01/01/2002 to 12/31/2002.......................     0.608044        0.294674             132
  01/01/2003 to 12/31/2003.......................     0.294674        0.456720          54,480
  01/01/2004 to 12/31/2004.......................     0.456720        0.429854          21,837
  01/01/2005 to 12/31/2005.......................     0.429854        0.469418               0
  01/01/2006 to 12/31/2006.......................     0.469418        0.486444               0
  01/01/2007 to 12/31/2007.......................     0.486444        0.629269          24,634
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.210177        1.175227             607
  01/01/2002 to 12/31/2002.......................     1.175227        0.917643         191,944
  01/01/2003 to 12/31/2003.......................     0.917643        1.315268         248,722
  01/01/2004 to 12/31/2004.......................     1.315268        1.518826         176,328
  01/01/2005 to 12/31/2005.......................     1.518826        1.558291         169,296
  01/01/2006 to 12/31/2006.......................     1.558291        1.802342         122,616
  01/01/2007 to 12/31/2007.......................     1.802342        1.742469          64,365
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.101485        1.191612             509
  01/01/2005 to 12/31/2005.......................     1.191612        1.246336             508
  01/01/2006 to 12/31/2006.......................     1.246336        1.383930               0
  01/01/2007 to 12/31/2007.......................     1.383930        1.485729               0
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930056        0.821903               0
  01/01/2002 to 12/31/2002.......................     0.821903        0.452422           3,510
  01/01/2003 to 12/31/2003.......................     0.452422        0.608080          14,309
  01/01/2004 to 12/31/2004.......................     0.608080        0.704709          32,581
  01/01/2005 to 12/31/2005.......................     0.704709        0.794604          32,961
  01/01/2006 to 12/31/2006.......................     0.794604        0.829816          29,435
  01/01/2007 to 12/31/2007.......................     0.829816        0.960119          27,451
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.216138        1.294395               0
  01/01/2005 to 12/31/2005.......................     1.294395        1.409709               0
  01/01/2006 to 12/31/2006.......................     1.409709        1.437014           4,556
  01/01/2007 to 12/31/2007.......................     1.437014        1.548107           4,542
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.821919        1.928279               0
  01/01/2005 to 12/31/2005.......................     1.928279        1.945400               0
  01/01/2006 to 12/31/2006.......................     1.945400        2.005988               0
  01/01/2007 to 12/31/2007.......................     2.005988        2.046064               0

                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.527141        1.560528           7,228
  01/01/2002 to 12/31/2002.......................     1.560528        1.678715          88,719
  01/01/2003 to 12/31/2003.......................     1.678715        1.857591         146,249
  01/01/2004 to 12/31/2004.......................     1.857591        1.945452          68,056
  01/01/2005 to 12/31/2005.......................     1.945452        1.964840          60,522
  01/01/2006 to 12/31/2006.......................     1.964840        2.026606          62,667
  01/01/2007 to 12/31/2007.......................     2.026606        2.070773          67,132
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.505901        1.539252               0
  01/01/2005 to 12/31/2005.......................     1.539252        1.535190               0
  01/01/2006 to 12/31/2006.......................     1.535190        1.569254               0
  01/01/2007 to 12/31/2007.......................     1.569254        1.605691               0
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.410730        1.451306          13,733
  01/01/2002 to 12/31/2002.......................     1.451306        1.536391         181,818
  01/01/2003 to 12/31/2003.......................     1.536391        1.534644         217,461
  01/01/2004 to 12/31/2004.......................     1.534644        1.551808         126,292
  01/01/2005 to 12/31/2005.......................     1.551808        1.550594         124,201
  01/01/2006 to 12/31/2006.......................     1.550594        1.585917         122,798
  01/01/2007 to 12/31/2007.......................     1.585917        1.624286         130,170


                                                           1.90% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.172672       14.827492             176
  01/01/2007 to 12/31/2007.......................    14.827492       15.031146             481
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.444756        1.330307             535
  01/01/2002 to 12/31/2002.......................     1.330307        1.056569          20,279
  01/01/2003 to 12/31/2003.......................     1.056569        1.591643          54,101
  01/01/2004 to 12/31/2004.......................     1.591643        1.887702          75,489
  01/01/2005 to 12/31/2005.......................     1.887702        2.321874         148,349
  01/01/2006 to 12/31/2006.......................     2.321874        2.826312          67,536
  01/01/2007 to 12/31/2007.......................     2.826312        3.367013         115,010
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.902664       10.499323           3,986
  01/01/2002 to 12/31/2002.......................    10.499323        7.782270          45,138
  01/01/2003 to 12/31/2003.......................     7.782270       10.446540          56,743
  01/01/2004 to 12/31/2004.......................    10.446540       11.530293          54,195
  01/01/2005 to 12/31/2005.......................    11.530293       13.145857          45,865
  01/01/2006 to 12/31/2006.......................    13.145857       14.217079          39,487
  01/01/2007 to 12/31/2007.......................    14.217079       15.670441          30,888

                                                           1.90% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     8.065993        7.809391             117
  01/01/2002 to 12/31/2002.......................     7.809391        6.256713          66,264
  01/01/2003 to 12/31/2003.......................     6.256713        8.129742          81,136
  01/01/2004 to 12/31/2004.......................     8.129742        8.803852          63,638
  01/01/2005 to 12/31/2005.......................     8.803852        9.142449          59,996
  01/01/2006 to 12/31/2006.......................     9.142449       10.334707          56,255
  01/01/2007 to 12/31/2007.......................    10.334707       10.650459          47,058



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.991746       35.398525               0
  01/01/2005 to 12/31/2005.......................    35.398525       38.434373             187
  01/01/2006 to 12/31/2006.......................    38.434373       40.232191              38
  01/01/2007 to 12/31/2007.......................    40.232191       47.554063             824
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.596523        3.720899         407,618
  01/01/2002 to 12/31/2002.......................     3.720899        3.956996       1,001,017
  01/01/2003 to 12/31/2003.......................     3.956996        4.107492       1,240,121
  01/01/2004 to 12/31/2004.......................     4.107492        4.206548       1,117,236
  01/01/2005 to 12/31/2005.......................     4.206548        4.224943         954,902
  01/01/2006 to 12/31/2006.......................     4.224943        4.325767         802,828
  01/01/2007 to 12/31/2007.......................     4.325767        4.508563         625,006
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.491638       36.063514             239
  01/01/2005 to 12/31/2005.......................    36.063514       36.456839             274
  01/01/2006 to 12/31/2006.......................    36.456839       39.516474           1,670
  01/01/2007 to 12/31/2007.......................    39.516474       41.028762           1,653
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.270708        7.318365          63,416
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.706564        6.116491          35,574
  01/01/2002 to 12/31/2002.......................     6.116491        4.432809         100,630
  01/01/2003 to 12/31/2003.......................     4.432809        5.661499         119,808
  01/01/2004 to 12/31/2004.......................     5.661499        6.155683         125,671
  01/01/2005 to 12/31/2005.......................     6.155683        6.252947         115,320
  01/01/2006 to 12/31/2006.......................     6.252947        6.998310          98,886
  01/01/2007 to 04/27/2007.......................     6.998310        7.332170               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.062708        1.170033          66,119
  01/01/2005 to 12/31/2005.......................     1.170033        1.214294         119,095
  01/01/2006 to 12/31/2006.......................     1.214294        1.422256         123,001
  01/01/2007 to 12/31/2007.......................     1.422256        1.441905         184,360
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.790820         121,578
  01/01/2003 to 12/31/2003.......................     0.790820        1.052822         199,452
  01/01/2004 to 12/31/2004.......................     1.052822        1.172910         296,236
  01/01/2005 to 12/31/2005.......................     1.172910        1.218820         284,167
  01/01/2006 to 12/31/2006.......................     1.218820        1.428459         436,332
  01/01/2007 to 12/31/2007.......................     1.428459        1.450198         481,099
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.254193        2.465109          24,164
  01/01/2005 to 12/31/2005.......................     2.465109        2.587356          28,810
  01/01/2006 to 12/31/2006.......................     2.587356        2.642696          36,050
  01/01/2007 to 12/31/2007.......................     2.642696        3.076771          59,409

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.929810        2.672035         160,718
  01/01/2002 to 12/31/2002.......................     2.672035        1.753804         603,656
  01/01/2003 to 12/31/2003.......................     1.753804        2.326154         761,914
  01/01/2004 to 12/31/2004.......................     2.326154        2.483669         603,561
  01/01/2005 to 12/31/2005.......................     2.483669        2.609226         474,499
  01/01/2006 to 12/31/2006.......................     2.609226        2.667917         351,125
  01/01/2007 to 12/31/2007.......................     2.667917        3.109043         320,432
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.100065        2.108662       1,663,887
  01/01/2002 to 12/31/2002.......................     2.108662        2.097260       4,061,865
  01/01/2003 to 12/31/2003.......................     2.097260        2.073347       3,569,418
  01/01/2004 to 12/31/2004.......................     2.073347        2.053265       2,392,304
  01/01/2005 to 12/31/2005.......................     2.053265        2.071975       1,942,858
  01/01/2006 to 12/31/2006.......................     2.071975        2.129857       1,654,762
  01/01/2007 to 12/31/2007.......................     2.129857        2.194567       1,337,454
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.592726        1.788307          50,656
  01/01/2005 to 12/31/2005.......................     1.788307        1.826993         141,124
  01/01/2006 to 12/31/2006.......................     1.826993        2.091634         242,821
  01/01/2007 to 12/31/2007.......................     2.091634        1.980277         267,315
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.424505        1.391779         273,428
  01/01/2002 to 12/31/2002.......................     1.391779        1.074305       2,295,466
  01/01/2003 to 12/31/2003.......................     1.074305        1.583394       2,912,649
  01/01/2004 to 12/31/2004.......................     1.583394        1.792726       2,961,741
  01/01/2005 to 12/31/2005.......................     1.792726        1.832328       2,494,706
  01/01/2006 to 12/31/2006.......................     1.832328        2.101329       2,221,721
  01/01/2007 to 12/31/2007.......................     2.101329        1.991820       1,895,249
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.495088       11.119315               0
  01/01/2007 to 12/31/2007.......................    11.119315       11.521036           1,083
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.685630       11.373171             625
  01/01/2007 to 12/31/2007.......................    11.373171       11.808653               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.776756        2.982586          55,921
  01/01/2005 to 12/31/2005.......................     2.982586        3.225573         176,343
  01/01/2006 to 12/31/2006.......................     3.225573        3.625504         220,820
  01/01/2007 to 12/31/2007.......................     3.625504        3.718870         281,331
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.732567        2.588653         362,611
  01/01/2002 to 12/31/2002.......................     2.588653        2.123779       1,875,489
  01/01/2003 to 12/31/2003.......................     2.123779        2.729749       2,439,124
  01/01/2004 to 12/31/2004.......................     2.729749        3.009453       2,460,437
  01/01/2005 to 12/31/2005.......................     3.009453        3.258782       2,290,744
  01/01/2006 to 12/31/2006.......................     3.258782        3.665558       2,055,896
  01/01/2007 to 12/31/2007.......................     3.665558        3.763142       1,813,207
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.136711        1.295929           3,588
  01/01/2005 to 12/31/2005.......................     1.295929        1.498226          39,455
  01/01/2006 to 12/31/2006.......................     1.498226        1.712075          48,111
  01/01/2007 to 12/31/2007.......................     1.712075        1.852534          84,249

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.216918        1.110102          82,951
  01/01/2002 to 12/31/2002.......................     1.110102        0.899044         955,576
  01/01/2003 to 12/31/2003.......................     0.899044        1.130477       1,331,970
  01/01/2004 to 12/31/2004.......................     1.130477        1.311588       1,176,505
  01/01/2005 to 12/31/2005.......................     1.311588        1.519088       1,063,002
  01/01/2006 to 12/31/2006.......................     1.519088        1.736403         910,660
  01/01/2007 to 12/31/2007.......................     1.736403        1.881172         788,443
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.602310       16.762118               0
  01/01/2007 to 12/31/2007.......................    16.762118       17.091465               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.808737          45,544
  01/01/2003 to 12/31/2003.......................     0.808737        1.129771         255,104
  01/01/2004 to 04/30/2004.......................     1.129771        1.118440         309,471
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.854664        1.526338          36,995
  01/01/2002 to 12/31/2002.......................     1.526338        1.062807         109,598
  01/01/2003 to 12/31/2003.......................     1.062807        1.403054         272,854
  01/01/2004 to 12/31/2004.......................     1.403054        1.611447         327,760
  01/01/2005 to 12/31/2005.......................     1.611447        1.689930         270,853
  01/01/2006 to 12/31/2006.......................     1.689930        1.853564         264,675
  01/01/2007 to 12/31/2007.......................     1.853564        1.969941         265,504
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.226431        2.506373               0
  01/01/2005 to 12/31/2005.......................     2.506373        2.721300          15,858
  01/01/2006 to 12/31/2006.......................     2.721300        2.987529          14,992
  01/01/2007 to 12/31/2007.......................     2.987529        3.052602          14,965
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.536164        2.299078          59,189
  01/01/2002 to 12/31/2002.......................     2.299078        1.818119         141,546
  01/01/2003 to 12/31/2003.......................     1.818119        2.265506         155,473
  01/01/2004 to 12/31/2004.......................     2.265506        2.529282         161,402
  01/01/2005 to 12/31/2005.......................     2.529282        2.748572         156,798
  01/01/2006 to 12/31/2006.......................     2.748572        3.020387         237,001
  01/01/2007 to 12/31/2007.......................     3.020387        3.089208         185,382
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953235        0.877953          55,533
  01/01/2002 to 12/31/2002.......................     0.877953        0.621095         741,502
  01/01/2003 to 12/31/2003.......................     0.621095        0.882999         740,456
  01/01/2004 to 12/31/2004.......................     0.882999        0.964844         773,936
  01/01/2005 to 12/31/2005.......................     0.964844        0.990281         670,881
  01/01/2006 to 12/31/2006.......................     0.990281        1.068268         631,924
  01/01/2007 to 12/31/2007.......................     1.068268        1.095477         596,791
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.914334        3.156174          30,148
  01/01/2005 to 12/31/2005.......................     3.156174        3.404362         122,407
  01/01/2006 to 12/31/2006.......................     3.404362        3.754589         182,888
  01/01/2007 to 12/31/2007.......................     3.754589        3.429814         197,001

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.447531        2.560471         334,770
  01/01/2002 to 12/31/2002.......................     2.560471        2.291097       2,067,511
  01/01/2003 to 12/31/2003.......................     2.291097        2.983451       2,738,683
  01/01/2004 to 12/31/2004.......................     2.983451        3.219636       2,546,970
  01/01/2005 to 12/31/2005.......................     3.219636        3.476156       2,326,656
  01/01/2006 to 12/31/2006.......................     3.476156        3.837617       1,986,542
  01/01/2007 to 12/31/2007.......................     3.837617        3.509160       1,714,337
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.871034        1.167616         123,103
  01/01/2004 to 12/31/2004.......................     1.167616        1.383482         235,937
  01/01/2005 to 12/31/2005.......................     1.383482        1.553879         394,697
  01/01/2006 to 12/31/2006.......................     1.553879        1.968500         574,031
  01/01/2007 to 12/31/2007.......................     1.968500        1.913491         473,178
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.057837        0.880537          37,801
  01/01/2003 to 12/31/2003.......................     0.880537        1.169997         215,054
  01/01/2004 to 12/31/2004.......................     1.169997        1.388191         296,319
  01/01/2005 to 12/31/2005.......................     1.388191        1.559674         516,442
  01/01/2006 to 12/31/2006.......................     1.559674        1.977934         694,449
  01/01/2007 to 12/31/2007.......................     1.977934        1.924969         675,108
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.193642        1.285543          17,312
  01/01/2005 to 12/31/2005.......................     1.285543        1.243075          65,365
  01/01/2006 to 12/31/2006.......................     1.243075        1.440192          72,160
  01/01/2007 to 12/31/2007.......................     1.440192        1.358781          90,982
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.171754        0.959150         346,899
  01/01/2003 to 12/31/2003.......................     0.959150        1.181930         848,193
  01/01/2004 to 12/31/2004.......................     1.181930        1.293149         949,348
  01/01/2005 to 12/31/2005.......................     1.293149        1.251800         914,208
  01/01/2006 to 12/31/2006.......................     1.251800        1.451467         723,318
  01/01/2007 to 12/31/2007.......................     1.451467        1.370811         630,985
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   135.246249      165.578366             817
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.400842        0.480537          14,379
  01/01/2006 to 12/31/2006.......................     0.480537        0.484383          14,314
  01/01/2007 to 12/31/2007.......................     0.484383        0.530405          14,255
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.417514        0.435000               0
  01/01/2005 to 04/30/2005.......................     0.435000        0.396050               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.401132        0.481581         573,507
  01/01/2006 to 12/31/2006.......................     0.481581        0.485789         464,174
  01/01/2007 to 12/31/2007.......................     0.485789        0.532686         350,024
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.572465        0.489875         352,657
  01/01/2002 to 12/31/2002.......................     0.489875        0.342094         798,408
  01/01/2003 to 12/31/2003.......................     0.342094        0.422767         921,740
  01/01/2004 to 12/31/2004.......................     0.422767        0.435018         729,436
  01/01/2005 to 04/30/2005.......................     0.435018        0.400005               0

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.137789        0.963044         137,723
  01/01/2003 to 12/31/2003.......................     0.963044        1.194645         183,049
  01/01/2004 to 12/31/2004.......................     1.194645        1.343604         300,534
  01/01/2005 to 12/31/2005.......................     1.343604        1.427477         312,243
  01/01/2006 to 12/31/2006.......................     1.427477        1.609442         290,961
  01/01/2007 to 12/31/2007.......................     1.609442        1.539282         352,118
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951244        0.773133         124,762
  01/01/2002 to 12/31/2002.......................     0.773133        0.525828         514,392
  01/01/2003 to 12/31/2003.......................     0.525828        0.671555         580,545
  01/01/2004 to 12/31/2004.......................     0.671555        0.715931         445,932
  01/01/2005 to 12/31/2005.......................     0.715931        0.799459         407,403
  01/01/2006 to 12/31/2006.......................     0.799459        0.772355         370,250
  01/01/2007 to 12/31/2007.......................     0.772355        0.776477         342,240
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.159800        9.800548               0
  01/01/2007 to 12/31/2007.......................     9.800548        9.065356             639
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.088486        1.118152         274,931
  01/01/2002 to 12/31/2002.......................     1.118152        1.208601       1,449,415
  01/01/2003 to 12/31/2003.......................     1.208601        1.228394       1,978,940
  01/01/2004 to 12/31/2004.......................     1.228394        1.254055       1,819,977
  01/01/2005 to 12/31/2005.......................     1.254055        1.255819       1,813,763
  01/01/2006 to 12/31/2006.......................     1.255819        1.281786       1,481,343
  01/01/2007 to 12/31/2007.......................     1.281786        1.344000       1,397,263
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.272561        2.569964          13,507
  01/01/2005 to 12/31/2005.......................     2.569964        2.695468          40,758
  01/01/2006 to 12/31/2006.......................     2.695468        3.084636          71,491
  01/01/2007 to 12/31/2007.......................     3.084636        3.384878         113,031
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.323975        2.195813          83,016
  01/01/2002 to 12/31/2002.......................     2.195813        1.691550         446,503
  01/01/2003 to 12/31/2003.......................     1.691550        2.266443         614,034
  01/01/2004 to 12/31/2004.......................     2.266443        2.589231         589,029
  01/01/2005 to 12/31/2005.......................     2.589231        2.718089         564,579
  01/01/2006 to 12/31/2006.......................     2.718089        3.113509         518,570
  01/01/2007 to 12/31/2007.......................     3.113509        3.419803         457,598
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.342191        1.347712          42,539
  01/01/2002 to 12/31/2002.......................     1.347712        1.317400         416,402
  01/01/2003 to 12/31/2003.......................     1.317400        1.543333       1,444,826
  01/01/2004 to 12/31/2004.......................     1.543333        1.641160       1,476,855
  01/01/2005 to 12/31/2005.......................     1.641160        1.637668       1,558,814
  01/01/2006 to 12/31/2006.......................     1.637668        1.757429       1,495,392
  01/01/2007 to 12/31/2007.......................     1.757429        1.840810       1,545,409
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.120305        0.844170          79,574
  01/01/2003 to 12/31/2003.......................     0.844170        1.152523         243,889
  01/01/2004 to 12/31/2004.......................     1.152523        1.205926         292,038
  01/01/2005 to 12/31/2005.......................     1.205926        1.283661         309,417
  01/01/2006 to 12/31/2006.......................     1.283661        1.441076         234,759
  01/01/2007 to 12/31/2007.......................     1.441076        1.573498         288,449

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998603       11.128164             540
  01/01/2006 to 12/31/2006.......................    11.128164       12.654347          46,847
  01/01/2007 to 12/31/2007.......................    12.654347       12.846545          26,256
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998603       10.279023               0
  01/01/2006 to 12/31/2006.......................    10.279023       10.802642               0
  01/01/2007 to 12/31/2007.......................    10.802642       11.211219          48,267
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998603       10.496514               0
  01/01/2006 to 12/31/2006.......................    10.496514       11.292446               0
  01/01/2007 to 12/31/2007.......................    11.292446       11.635181          39,211
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.047843        1.025233          66,365
  01/01/2002 to 12/31/2002.......................     1.025233        0.855652         639,277
  01/01/2003 to 12/31/2003.......................     0.855652        1.131880       1,409,636
  01/01/2004 to 12/31/2004.......................     1.131880        1.287679       1,292,709
  01/01/2005 to 12/31/2005.......................     1.287679        1.418226       1,244,948
  01/01/2006 to 12/31/2006.......................     1.418226        1.531392       1,153,007
  01/01/2007 to 12/31/2007.......................     1.531392        1.618600       1,007,718
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998603       10.726853          27,797
  01/01/2006 to 12/31/2006.......................    10.726853       11.795149          41,493
  01/01/2007 to 12/31/2007.......................    11.795149       12.099222         125,444
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998603       10.952259          23,501
  01/01/2006 to 12/31/2006.......................    10.952259       12.298957         109,919
  01/01/2007 to 12/31/2007.......................    12.298957       12.556012         180,678
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.661349        3.386818          48,928
  01/01/2002 to 12/31/2002.......................     3.386818        2.579943         429,949
  01/01/2003 to 12/31/2003.......................     2.579943        3.243457         892,566
  01/01/2004 to 12/31/2004.......................     3.243457        3.516405         740,790
  01/01/2005 to 12/31/2005.......................     3.516405        3.608581         608,861
  01/01/2006 to 12/31/2006.......................     3.608581        4.086709         561,972
  01/01/2007 to 12/31/2007.......................     4.086709        4.217311         449,420
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.575560        8.381102               0
  01/01/2005 to 12/31/2005.......................     8.381102        8.808945               0
  01/01/2006 to 04/30/2006.......................     8.808945        9.197654               0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.888975        0.822900          65,241
  01/01/2002 to 12/31/2002.......................     0.822900        0.645272         357,005
  01/01/2003 to 12/31/2003.......................     0.645272        0.770805         507,702
  01/01/2004 to 12/31/2004.......................     0.770805        0.843241         695,894
  01/01/2005 to 12/31/2005.......................     0.843241        0.888045         564,704
  01/01/2006 to 04/30/2006.......................     0.888045        0.927533               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.969834        0.869044          20,965
  01/01/2002 to 12/31/2002.......................     0.869044        0.647565         194,801
  01/01/2003 to 12/31/2003.......................     0.647565        0.788920         234,214
  01/01/2004 to 04/30/2004.......................     0.788920        0.802410         225,884

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.925535        0.845591         121,011
  01/01/2002 to 12/31/2002.......................     0.845591        0.733228         442,986
  01/01/2003 to 12/31/2003.......................     0.733228        0.951860         634,773
  01/01/2004 to 12/31/2004.......................     0.951860        1.118812         645,800
  01/01/2005 to 12/31/2005.......................     1.118812        1.280653         709,181
  01/01/2006 to 12/31/2006.......................     1.280653        1.593596         715,546
  01/01/2007 to 12/31/2007.......................     1.593596        1.774809       1,005,421
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.493549        3.791151           5,563
  01/01/2005 to 12/31/2005.......................     3.791151        3.833686         703,520
  01/01/2006 to 12/31/2006.......................     3.833686        4.219038         659,330
  01/01/2007 to 12/31/2007.......................     4.219038        4.318319         559,692
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.469458        1.440828         181,947
  01/01/2002 to 12/31/2002.......................     1.440828        1.222127         881,791
  01/01/2003 to 12/31/2003.......................     1.222127        1.437415       1,416,076
  01/01/2004 to 04/30/2004.......................     1.437415        1.423459       1,653,745
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.937140        0.843508         226,647
  01/01/2002 to 12/31/2002.......................     0.843508        0.690294         498,276
  01/01/2003 to 12/31/2003.......................     0.690294        0.931131         682,309
  01/01/2004 to 12/31/2004.......................     0.931131        1.091812         794,122
  01/01/2005 to 12/31/2005.......................     1.091812        1.212282         787,078
  01/01/2006 to 12/31/2006.......................     1.212282        1.495198         707,346
  01/01/2007 to 12/31/2007.......................     1.495198        1.624495         761,825
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.538630        1.486683          20,342
  01/01/2002 to 12/31/2002.......................     1.486683        1.316717         288,491
  01/01/2003 to 12/31/2003.......................     1.316717        1.762691         658,288
  01/01/2004 to 12/31/2004.......................     1.762691        2.125600       1,027,671
  01/01/2005 to 12/31/2005.......................     2.125600        2.339149       1,264,582
  01/01/2006 to 12/31/2006.......................     2.339149        2.557347       1,267,251
  01/01/2007 to 12/31/2007.......................     2.557347        2.594222       1,136,886
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998603       12.807859          20,978
  01/01/2005 to 12/31/2005.......................    12.807859       14.265628          53,375
  01/01/2006 to 12/31/2006.......................    14.265628       19.296995          69,941
  01/01/2007 to 12/31/2007.......................    19.296995       16.123181          75,954
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.847731        8.504261           6,071
  01/01/2006 to 12/31/2006.......................     8.504261        8.998080           5,915
  01/01/2007 to 12/31/2007.......................     8.998080       10.109556          12,195
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.481349       14.369004               0
  01/01/2005 to 12/31/2005.......................    14.369004       16.384971           3,781
  01/01/2006 to 12/31/2006.......................    16.384971       18.743653          12,093
  01/01/2007 to 12/31/2007.......................    18.743653       19.579813          22,376
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.896863       10.981503           3,734
  01/01/2007 to 12/31/2007.......................    10.981503       11.961113           3,389

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.006417        1.050940         562,362
  01/01/2002 to 12/31/2002.......................     1.050940        1.129254       4,762,348
  01/01/2003 to 12/31/2003.......................     1.129254        1.158024       6,709,034
  01/01/2004 to 12/31/2004.......................     1.158024        1.195156       5,534,458
  01/01/2005 to 12/31/2005.......................     1.195156        1.201476       5,367,521
  01/01/2006 to 12/31/2006.......................     1.201476        1.234645       4,855,271
  01/01/2007 to 12/31/2007.......................     1.234645        1.305537       4,450,840
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.757014        0.607775          18,155
  01/01/2002 to 12/31/2002.......................     0.607775        0.294387         519,010
  01/01/2003 to 12/31/2003.......................     0.294387        0.456051       1,399,521
  01/01/2004 to 12/31/2004.......................     0.456051        0.429009       1,186,422
  01/01/2005 to 12/31/2005.......................     0.429009        0.468262       1,144,765
  01/01/2006 to 12/31/2006.......................     0.468262        0.485004         880,683
  01/01/2007 to 12/31/2007.......................     0.485004        0.627091         674,926
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.208576        1.173386         102,424
  01/01/2002 to 12/31/2002.......................     1.173386        0.915740         343,070
  01/01/2003 to 12/31/2003.......................     0.915740        1.311881         539,219
  01/01/2004 to 12/31/2004.......................     1.311881        1.514155         535,835
  01/01/2005 to 12/31/2005.......................     1.514155        1.552724         501,978
  01/01/2006 to 12/31/2006.......................     1.552724        1.795008         529,665
  01/01/2007 to 12/31/2007.......................     1.795008        1.734506         475,069
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.098467        1.187953          11,541
  01/01/2005 to 12/31/2005.......................     1.187953        1.241890         129,605
  01/01/2006 to 12/31/2006.......................     1.241890        1.378305         151,455
  01/01/2007 to 12/31/2007.......................     1.378305        1.478947         219,446
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.929877        0.821539          71,429
  01/01/2002 to 12/31/2002.......................     0.821539        0.451995         409,032
  01/01/2003 to 12/31/2003.......................     0.451995        0.607194         695,188
  01/01/2004 to 12/31/2004.......................     0.607194        0.703329         811,663
  01/01/2005 to 12/31/2005.......................     0.703329        0.792654       1,209,925
  01/01/2006 to 12/31/2006.......................     0.792654        0.827366       1,238,714
  01/01/2007 to 12/31/2007.......................     0.827366        0.956803       1,432,615
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.211782        1.289331           2,226
  01/01/2005 to 12/31/2005.......................     1.289331        1.403494         101,287
  01/01/2006 to 12/31/2006.......................     1.403494        1.429965         123,083
  01/01/2007 to 12/31/2007.......................     1.429965        1.539738         115,234
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.813275        1.918495          31,750
  01/01/2005 to 12/31/2005.......................     1.918495        1.934564         130,239
  01/01/2006 to 12/31/2006.......................     1.934564        1.993820         137,490
  01/01/2007 to 12/31/2007.......................     1.993820        2.032630         132,878

                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.522054        1.554944         165,060
  01/01/2002 to 12/31/2002.......................     1.554944        1.671871       1,042,646
  01/01/2003 to 12/31/2003.......................     1.671871        1.849097       1,664,331
  01/01/2004 to 12/31/2004.......................     1.849097        1.935587       1,585,780
  01/01/2005 to 12/31/2005.......................     1.935587        1.953901       1,439,913
  01/01/2006 to 12/31/2006.......................     1.953901        2.014319       1,330,272
  01/01/2007 to 12/31/2007.......................     2.014319        2.057184       1,278,719
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.498756        1.531441          77,187
  01/01/2005 to 12/31/2005.......................     1.531441        1.526638         174,838
  01/01/2006 to 12/31/2006.......................     1.526638        1.559734         206,693
  01/01/2007 to 12/31/2007.......................     1.559734        1.595148         207,731
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.406031        1.446117         353,452
  01/01/2002 to 12/31/2002.......................     1.446117        1.530123       2,456,065
  01/01/2003 to 12/31/2003.......................     1.530123        1.527621       2,163,056
  01/01/2004 to 12/31/2004.......................     1.527621        1.543931       1,709,312
  01/01/2005 to 12/31/2005.......................     1.543931        1.541954       1,548,201
  01/01/2006 to 12/31/2006.......................     1.541954        1.576295       1,299,216
  01/01/2007 to 12/31/2007.......................     1.576295        1.613619       1,117,633


                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.108981       14.755966           7,672
  01/01/2007 to 12/31/2007.......................    14.755966       14.951120          28,536
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.442464        1.327864         105,244
  01/01/2002 to 12/31/2002.......................     1.327864        1.054096         469,062
  01/01/2003 to 12/31/2003.......................     1.054096        1.587124         820,699
  01/01/2004 to 12/31/2004.......................     1.587124        1.881399         926,661
  01/01/2005 to 12/31/2005.......................     1.881399        2.312969       1,142,032
  01/01/2006 to 12/31/2006.......................     2.312969        2.814070       1,347,849
  01/01/2007 to 12/31/2007.......................     2.814070        3.350744       1,336,022
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.799521       10.405746          68,458
  01/01/2002 to 12/31/2002.......................    10.405746        7.709043         494,235
  01/01/2003 to 12/31/2003.......................     7.709043       10.343073         819,991
  01/01/2004 to 12/31/2004.......................    10.343073       11.410370         909,262
  01/01/2005 to 12/31/2005.......................    11.410370       13.002650         878,842
  01/01/2006 to 12/31/2006.......................    13.002650       14.055192         791,214
  01/01/2007 to 12/31/2007.......................    14.055192       15.484216         698,597

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.996107        7.739803         100,571
  01/01/2002 to 12/31/2002.......................     7.739803        6.197869         534,754
  01/01/2003 to 12/31/2003.......................     6.197869        8.049268         962,599
  01/01/2004 to 12/31/2004.......................     8.049268        8.712336         949,614
  01/01/2005 to 12/31/2005.......................     8.712336        9.042904         878,348
  01/01/2006 to 12/31/2006.......................     9.042904       10.217085         796,767
  01/01/2007 to 12/31/2007.......................    10.217085       10.523951         698,784



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.736430       35.104377              64
  01/01/2005 to 12/31/2005.......................    35.104377       38.096005           1,812
  01/01/2006 to 12/31/2006.......................    38.096005       39.858105           1,947
  01/01/2007 to 12/31/2007.......................    39.858105       47.088223             997
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.564549        3.686901          21,660
  01/01/2002 to 12/31/2002.......................     3.686901        3.918881         103,404
  01/01/2003 to 12/31/2003.......................     3.918881        4.065889         139,465
  01/01/2004 to 12/31/2004.......................     4.065889        4.161855         194,839
  01/01/2005 to 12/31/2005.......................     4.161855        4.177970         201,187
  01/01/2006 to 12/31/2006.......................     4.177970        4.275541         173,536
  01/01/2007 to 12/31/2007.......................     4.275541        4.453975         151,531
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    33.194386       35.731588           2,864
  01/01/2005 to 12/31/2005.......................    35.731588       36.103287           3,629
  01/01/2006 to 12/31/2006.......................    36.103287       39.113745           3,580
  01/01/2007 to 12/31/2007.......................    39.113745       40.590210           3,430
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.184474        7.229138           8,829
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.646372        6.060088               0
  01/01/2002 to 12/31/2002.......................     6.060088        4.389732             474
  01/01/2003 to 12/31/2003.......................     4.389732        5.603676           1,915
  01/01/2004 to 12/31/2004.......................     5.603676        6.089758           8,720
  01/01/2005 to 12/31/2005.......................     6.089758        6.182898          11,905
  01/01/2006 to 12/31/2006.......................     6.182898        6.916462          10,789
  01/01/2007 to 04/27/2007.......................     6.916462        7.245237               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.061641        1.168471           8,354
  01/01/2005 to 12/31/2005.......................     1.168471        1.212068          95,691
  01/01/2006 to 12/31/2006.......................     1.212068        1.418943         106,128
  01/01/2007 to 12/31/2007.......................     1.418943        1.437822         144,649
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.790550             177
  01/01/2003 to 12/31/2003.......................     0.790550        1.051924          39,697
  01/01/2004 to 12/31/2004.......................     1.051924        1.171322          55,769
  01/01/2005 to 12/31/2005.......................     1.171322        1.216563          55,882
  01/01/2006 to 12/31/2006.......................     1.216563        1.425104          64,195
  01/01/2007 to 12/31/2007.......................     1.425104        1.446064          63,383
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.243496        2.452599           2,210
  01/01/2005 to 12/31/2005.......................     2.452599        2.572942          20,789
  01/01/2006 to 12/31/2006.......................     2.572942        2.626664          28,701
  01/01/2007 to 12/31/2007.......................     2.626664        3.056569          26,062

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.920053        2.662472           3,467
  01/01/2002 to 12/31/2002.......................     2.662472        1.746649          35,532
  01/01/2003 to 12/31/2003.......................     1.746649        2.315518          54,177
  01/01/2004 to 12/31/2004.......................     2.315518        2.471073          77,526
  01/01/2005 to 12/31/2005.......................     2.471073        2.594700          73,945
  01/01/2006 to 12/31/2006.......................     2.594700        2.651740          69,579
  01/01/2007 to 12/31/2007.......................     2.651740        3.088639          58,861
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.081394        2.089393           3,726
  01/01/2002 to 12/31/2002.......................     2.089393        2.077056         115,911
  01/01/2003 to 12/31/2003.......................     2.077056        2.052347         206,527
  01/01/2004 to 12/31/2004.......................     2.052347        2.031450         278,708
  01/01/2005 to 12/31/2005.......................     2.031450        2.048939         185,112
  01/01/2006 to 12/31/2006.......................     2.048939        2.105127         172,528
  01/01/2007 to 12/31/2007.......................     2.105127        2.167996         387,558
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.589679        1.784294         148,765
  01/01/2005 to 12/31/2005.......................     1.784294        1.821985         203,709
  01/01/2006 to 12/31/2006.......................     1.821985        2.084860         205,388
  01/01/2007 to 12/31/2007.......................     2.084860        1.972871         177,221
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.423799        1.390747          20,109
  01/01/2002 to 12/31/2002.......................     1.390747        1.072963         127,030
  01/01/2003 to 12/31/2003.......................     1.072963        1.580633         210,395
  01/01/2004 to 12/31/2004.......................     1.580633        1.788704         335,614
  01/01/2005 to 12/31/2005.......................     1.788704        1.827306         319,903
  01/01/2006 to 12/31/2006.......................     1.827306        2.094525         284,755
  01/01/2007 to 12/31/2007.......................     2.094525        1.984371         228,249
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.492026       11.112386               0
  01/01/2007 to 12/31/2007.......................    11.112386       11.508070               0
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.682513       11.366084               0
  01/01/2007 to 12/31/2007.......................    11.366084       11.795362               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.763584        2.967454         118,920
  01/01/2005 to 12/31/2005.......................     2.967454        3.207608         264,817
  01/01/2006 to 12/31/2006.......................     3.207608        3.603515         287,060
  01/01/2007 to 12/31/2007.......................     3.603515        3.694457         281,743
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.723469        2.579391          24,718
  01/01/2002 to 12/31/2002.......................     2.579391        2.115126          83,313
  01/01/2003 to 12/31/2003.......................     2.115126        2.717278         186,217
  01/01/2004 to 12/31/2004.......................     2.717278        2.994202         211,415
  01/01/2005 to 12/31/2005.......................     2.994202        3.240652         201,782
  01/01/2006 to 12/31/2006.......................     3.240652        3.643348         176,762
  01/01/2007 to 12/31/2007.......................     3.643348        3.738461         158,512
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.129334        1.287093          41,739
  01/01/2005 to 12/31/2005.......................     1.287093        1.487269          61,754
  01/01/2006 to 12/31/2006.......................     1.487269        1.698707          98,090
  01/01/2007 to 12/31/2007.......................     1.698707        1.837145          99,709

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.210739        1.104195           7,748
  01/01/2002 to 12/31/2002.......................     1.104195        0.893799          76,640
  01/01/2003 to 12/31/2003.......................     0.893799        1.123316         144,888
  01/01/2004 to 12/31/2004.......................     1.123316        1.302626         141,794
  01/01/2005 to 12/31/2005.......................     1.302626        1.507957         138,161
  01/01/2006 to 12/31/2006.......................     1.507957        1.722820         108,060
  01/01/2007 to 12/31/2007.......................     1.722820        1.865519          88,517
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.522192       16.675697               0
  01/01/2007 to 12/31/2007.......................    16.675697       16.994797               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.808467             100
  01/01/2003 to 12/31/2003.......................     0.808467        1.128826           1,646
  01/01/2004 to 04/30/2004.......................     1.128826        1.117321          29,700
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.850647        1.522653           1,120
  01/01/2002 to 12/31/2002.......................     1.522653        1.059709           7,895
  01/01/2003 to 12/31/2003.......................     1.059709        1.398268          16,456
  01/01/2004 to 12/31/2004.......................     1.398268        1.605146          76,130
  01/01/2005 to 12/31/2005.......................     1.605146        1.682482          88,921
  01/01/2006 to 12/31/2006.......................     1.682482        1.844474          77,933
  01/01/2007 to 12/31/2007.......................     1.844474        1.959295          74,024
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.214200        2.491778               0
  01/01/2005 to 12/31/2005.......................     2.491778        2.704105          10,968
  01/01/2006 to 12/31/2006.......................     2.704105        2.967172          19,938
  01/01/2007 to 12/31/2007.......................     2.967172        3.030278          22,097
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.525819        2.289129           2,385
  01/01/2002 to 12/31/2002.......................     2.289129        1.809350           4,199
  01/01/2003 to 12/31/2003.......................     1.809350        2.253454           2,026
  01/01/2004 to 12/31/2004.......................     2.253454        2.514566           6,254
  01/01/2005 to 12/31/2005.......................     2.514566        2.731219          16,611
  01/01/2006 to 12/31/2006.......................     2.731219        2.999822           9,416
  01/01/2007 to 12/31/2007.......................     2.999822        3.066631           9,631
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953154        0.877663           4,721
  01/01/2002 to 12/31/2002.......................     0.877663        0.620592         174,872
  01/01/2003 to 12/31/2003.......................     0.620592        0.881848         118,928
  01/01/2004 to 12/31/2004.......................     0.881848        0.963104         135,981
  01/01/2005 to 12/31/2005.......................     0.963104        0.988003         138,822
  01/01/2006 to 12/31/2006.......................     0.988003        1.065279         151,858
  01/01/2007 to 12/31/2007.......................     1.065279        1.091862         136,058
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.898327        3.137798          61,517
  01/01/2005 to 12/31/2005.......................     3.137798        3.382855          84,795
  01/01/2006 to 12/31/2006.......................     3.382855        3.729010          79,792
  01/01/2007 to 12/31/2007.......................     3.729010        3.404734          76,457

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.437546        2.549392          37,773
  01/01/2002 to 12/31/2002.......................     2.549392        2.280051         155,827
  01/01/2003 to 12/31/2003.......................     2.280051        2.967584         250,141
  01/01/2004 to 12/31/2004.......................     2.967584        3.200907         299,987
  01/01/2005 to 12/31/2005.......................     3.200907        3.454213         275,447
  01/01/2006 to 12/31/2006.......................     3.454213        3.811492         198,711
  01/01/2007 to 12/31/2007.......................     3.811492        3.483518         155,645
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.870354        1.166319          10,812
  01/01/2004 to 12/31/2004.......................     1.166319        1.381253          90,003
  01/01/2005 to 12/31/2005.......................     1.381253        1.550602         248,819
  01/01/2006 to 12/31/2006.......................     1.550602        1.963370         277,125
  01/01/2007 to 12/31/2007.......................     1.963370        1.907544         240,339
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.057541        0.879995              95
  01/01/2003 to 12/31/2003.......................     0.879995        1.168691          21,408
  01/01/2004 to 12/31/2004.......................     1.168691        1.385947          69,855
  01/01/2005 to 12/31/2005.......................     1.385947        1.556376          48,223
  01/01/2006 to 12/31/2006.......................     1.556376        1.972768          34,363
  01/01/2007 to 12/31/2007.......................     1.972768        1.918976          45,500
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.190373        1.281597          65,000
  01/01/2005 to 12/31/2005.......................     1.281597        1.238642         126,276
  01/01/2006 to 12/31/2006.......................     1.238642        1.434340         176,329
  01/01/2007 to 12/31/2007.......................     1.434340        1.352580         174,040
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.169719        0.957165           6,240
  01/01/2003 to 12/31/2003.......................     0.957165        1.178909         133,374
  01/01/2004 to 12/31/2004.......................     1.178909        1.289198         194,259
  01/01/2005 to 12/31/2005.......................     1.289198        1.247353         171,490
  01/01/2006 to 12/31/2006.......................     1.247353        1.445591         171,979
  01/01/2007 to 12/31/2007.......................     1.445591        1.364574         165,072
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   135.246249      165.551600               0
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.399839        0.479176           4,640
  01/01/2006 to 12/31/2006.......................     0.479176        0.482769           5,186
  01/01/2007 to 12/31/2007.......................     0.482769        0.528373           5,827
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.416677        0.433984               0
  01/01/2005 to 04/30/2005.......................     0.433984        0.395061               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.400119        0.480206          72,925
  01/01/2006 to 12/31/2006.......................     0.480206        0.484161          65,534
  01/01/2007 to 12/31/2007.......................     0.484161        0.530634          37,428
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.572129        0.489463           9,969
  01/01/2002 to 12/31/2002.......................     0.489463        0.341629          47,944
  01/01/2003 to 12/31/2003.......................     0.341629        0.421983          80,148
  01/01/2004 to 12/31/2004.......................     0.421983        0.433993          74,239
  01/01/2005 to 04/30/2005.......................     0.433993        0.398997               0

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.137471        0.962451              88
  01/01/2003 to 12/31/2003.......................     0.962451        1.193316          64,371
  01/01/2004 to 12/31/2004.......................     1.193316        1.341436         111,251
  01/01/2005 to 12/31/2005.......................     1.341436        1.424464         124,480
  01/01/2006 to 12/31/2006.......................     1.424464        1.605244          99,789
  01/01/2007 to 12/31/2007.......................     1.605244        1.534496          84,250
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951163        0.772873          10,431
  01/01/2002 to 12/31/2002.......................     0.772873        0.525388          40,581
  01/01/2003 to 12/31/2003.......................     0.525388        0.670658          87,936
  01/01/2004 to 12/31/2004.......................     0.670658        0.714616          93,534
  01/01/2005 to 12/31/2005.......................     0.714616        0.797594         186,763
  01/01/2006 to 12/31/2006.......................     0.797594        0.770168         230,361
  01/01/2007 to 12/31/2007.......................     0.770168        0.773889         159,337
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.127749        9.763018               0
  01/01/2007 to 12/31/2007.......................     9.763018        9.026099               0
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.087046        1.116398          62,580
  01/01/2002 to 12/31/2002.......................     1.116398        1.206098         196,049
  01/01/2003 to 12/31/2003.......................     1.206098        1.225242         367,394
  01/01/2004 to 12/31/2004.......................     1.225242        1.250210         515,898
  01/01/2005 to 12/31/2005.......................     1.250210        1.251344         482,756
  01/01/2006 to 12/31/2006.......................     1.251344        1.276583         288,711
  01/01/2007 to 12/31/2007.......................     1.276583        1.337871         291,791
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.261212        2.556283          38,448
  01/01/2005 to 12/31/2005.......................     2.556283        2.679782          58,542
  01/01/2006 to 12/31/2006.......................     2.679782        3.065157          27,179
  01/01/2007 to 12/31/2007.......................     3.065157        3.361812          22,685
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.315655        2.187411          28,649
  01/01/2002 to 12/31/2002.......................     2.187411        1.684230          87,636
  01/01/2003 to 12/31/2003.......................     1.684230        2.255498         142,245
  01/01/2004 to 12/31/2004.......................     2.255498        2.575436         151,792
  01/01/2005 to 12/31/2005.......................     2.575436        2.702260         100,066
  01/01/2006 to 12/31/2006.......................     2.702260        3.093834          75,733
  01/01/2007 to 12/31/2007.......................     3.093834        3.396484          56,077
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.338725        1.343890          38,193
  01/01/2002 to 12/31/2002.......................     1.343890        1.313005         209,548
  01/01/2003 to 12/31/2003.......................     1.313005        1.537430         232,356
  01/01/2004 to 12/31/2004.......................     1.537430        1.634064         377,650
  01/01/2005 to 12/31/2005.......................     1.634064        1.629774         419,612
  01/01/2006 to 12/31/2006.......................     1.629774        1.748086         607,140
  01/01/2007 to 12/31/2007.......................     1.748086        1.830104         334,563
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.119992        0.843658           2,402
  01/01/2003 to 12/31/2003.......................     0.843658        1.151241          16,115
  01/01/2004 to 12/31/2004.......................     1.151241        1.203982          88,267
  01/01/2005 to 12/31/2005.......................     1.203982        1.280953          75,044
  01/01/2006 to 12/31/2006.......................     1.280953        1.437318          87,745
  01/01/2007 to 12/31/2007.......................     1.437318        1.568605          82,636

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998562       11.124432               0
  01/01/2006 to 12/31/2006.......................    11.124432       12.643798             360
  01/01/2007 to 12/31/2007.......................    12.643798       12.829381           2,017
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998562       10.275574               0
  01/01/2006 to 12/31/2006.......................    10.275574       10.793634               0
  01/01/2007 to 12/31/2007.......................    10.793634       11.196241           4,335
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998562       10.492993               0
  01/01/2006 to 12/31/2006.......................    10.492993       11.283030          14,757
  01/01/2007 to 12/31/2007.......................    11.283030       11.619636          15,454
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.047323        1.024468          11,128
  01/01/2002 to 12/31/2002.......................     1.024468        0.854588         105,536
  01/01/2003 to 12/31/2003.......................     0.854588        1.129909         134,757
  01/01/2004 to 12/31/2004.......................     1.129909        1.284793         241,100
  01/01/2005 to 12/31/2005.......................     1.284793        1.414342         266,741
  01/01/2006 to 12/31/2006.......................     1.414342        1.526437         287,990
  01/01/2007 to 12/31/2007.......................     1.526437        1.612552         266,076
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998562       10.723254          56,832
  01/01/2006 to 12/31/2006.......................    10.723254       11.785315         131,284
  01/01/2007 to 12/31/2007.......................    11.785315       12.083058         205,087
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998562       10.948585             215
  01/01/2006 to 12/31/2006.......................    10.948585       12.288704          42,082
  01/01/2007 to 12/31/2007.......................    12.288704       12.539237          57,458
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.640953        3.367114           1,602
  01/01/2002 to 12/31/2002.......................     3.367114        2.563650          12,885
  01/01/2003 to 12/31/2003.......................     2.563650        3.221364          43,016
  01/01/2004 to 12/31/2004.......................     3.221364        3.490703          64,423
  01/01/2005 to 12/31/2005.......................     3.490703        3.580420          97,762
  01/01/2006 to 12/31/2006.......................     3.580420        4.052796         100,301
  01/01/2007 to 12/31/2007.......................     4.052796        4.180212         101,371
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.556583        8.357337               0
  01/01/2005 to 12/31/2005.......................     8.357337        8.779589               0
  01/01/2006 to 04/30/2006.......................     8.779589        9.165521               0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.888009        0.821799               0
  01/01/2002 to 12/31/2002.......................     0.821799        0.644076             113
  01/01/2003 to 12/31/2003.......................     0.644076        0.768987               0
  01/01/2004 to 12/31/2004.......................     0.768987        0.840830          20,198
  01/01/2005 to 12/31/2005.......................     0.840830        0.885065          20,198
  01/01/2006 to 04/30/2006.......................     0.885065        0.924271               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.968779        0.867885               0
  01/01/2002 to 12/31/2002.......................     0.867885        0.646387          34,021
  01/01/2003 to 12/31/2003.......................     0.646387        0.787096          41,109
  01/01/2004 to 04/30/2004.......................     0.787096        0.800424          47,051

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.925357        0.845217           9,822
  01/01/2002 to 12/31/2002.......................     0.845217        0.732535          63,544
  01/01/2003 to 12/31/2003.......................     0.732535        0.950484          66,468
  01/01/2004 to 12/31/2004.......................     0.950484        1.116635         190,556
  01/01/2005 to 12/31/2005.......................     1.116635        1.277525         182,570
  01/01/2006 to 12/31/2006.......................     1.277525        1.588911         141,246
  01/01/2007 to 12/31/2007.......................     1.588911        1.768702         113,491
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.463946        3.757780         748,598
  01/01/2005 to 12/31/2005.......................     3.757780        3.798047          29,289
  01/01/2006 to 12/31/2006.......................     3.798047        4.177733          64,920
  01/01/2007 to 12/31/2007.......................     4.177733        4.273893          26,627
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.464563        1.435667           1,192
  01/01/2002 to 12/31/2002.......................     1.435667        1.217133          66,379
  01/01/2003 to 12/31/2003.......................     1.217133        1.430821          95,693
  01/01/2004 to 04/30/2004.......................     1.430821        1.416697          76,285
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.935900        0.842180          11,455
  01/01/2002 to 12/31/2002.......................     0.842180        0.688853          24,171
  01/01/2003 to 12/31/2003.......................     0.688853        0.928722          92,621
  01/01/2004 to 12/31/2004.......................     0.928722        1.088442         170,719
  01/01/2005 to 12/31/2005.......................     1.088442        1.207937         150,731
  01/01/2006 to 12/31/2006.......................     1.207937        1.489098         146,976
  01/01/2007 to 12/31/2007.......................     1.489098        1.617054         100,201
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.536596        1.484349               0
  01/01/2002 to 12/31/2002.......................     1.484349        1.313988          26,949
  01/01/2003 to 12/31/2003.......................     1.313988        1.758158          63,043
  01/01/2004 to 12/31/2004.......................     1.758158        2.119071         112,493
  01/01/2005 to 12/31/2005.......................     2.119071        2.330802         161,509
  01/01/2006 to 12/31/2006.......................     2.330802        2.546952         163,271
  01/01/2007 to 12/31/2007.......................     2.546952        2.582378         145,254
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998562       12.803566          18,087
  01/01/2005 to 12/31/2005.......................    12.803566       14.253740          32,011
  01/01/2006 to 12/31/2006.......................    14.253740       19.271313          29,817
  01/01/2007 to 12/31/2007.......................    19.271313       16.093623          28,382
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.831187        8.483521               0
  01/01/2006 to 12/31/2006.......................     8.483521        8.971660               0
  01/01/2007 to 12/31/2007.......................     8.971660       10.074807               0
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.436666       14.312817             198
  01/01/2005 to 12/31/2005.......................    14.312817       16.312769           1,060
  01/01/2006 to 12/31/2006.......................    16.312769       18.651755           5,079
  01/01/2007 to 12/31/2007.......................    18.651755       19.474022           3,827
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.880512       10.961390               0
  01/01/2007 to 12/31/2007.......................    10.961390       11.933207               0

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.006224        1.050481          67,026
  01/01/2002 to 12/31/2002.......................     1.050481        1.128196         209,548
  01/01/2003 to 12/31/2003.......................     1.128196        1.156359         600,340
  01/01/2004 to 12/31/2004.......................     1.156359        1.192840         980,317
  01/01/2005 to 12/31/2005.......................     1.192840        1.198549       1,194,322
  01/01/2006 to 12/31/2006.......................     1.198549        1.231023       1,062,443
  01/01/2007 to 12/31/2007.......................     1.231023        1.301053       1,040,407
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.756868        0.607511             541
  01/01/2002 to 12/31/2002.......................     0.607511        0.294110          48,205
  01/01/2003 to 12/31/2003.......................     0.294110        0.455407         110,818
  01/01/2004 to 12/31/2004.......................     0.455407        0.428188         250,575
  01/01/2005 to 12/31/2005.......................     0.428188        0.467133         245,900
  01/01/2006 to 12/31/2006.......................     0.467133        0.483593         239,089
  01/01/2007 to 12/31/2007.......................     0.483593        0.624953       1,033,649
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.206977        1.171534             179
  01/01/2002 to 12/31/2002.......................     1.171534        0.913844          23,573
  01/01/2003 to 12/31/2003.......................     0.913844        1.308508          99,526
  01/01/2004 to 12/31/2004.......................     1.308508        1.509505         163,286
  01/01/2005 to 12/31/2005.......................     1.509505        1.547185         203,208
  01/01/2006 to 12/31/2006.......................     1.547185        1.787713         204,188
  01/01/2007 to 12/31/2007.......................     1.787713        1.726587         175,221
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.095457        1.184306          51,500
  01/01/2005 to 12/31/2005.......................     1.184306        1.237459         147,785
  01/01/2006 to 12/31/2006.......................     1.237459        1.372704         171,064
  01/01/2007 to 12/31/2007.......................     1.372704        1.472196         170,721
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.929697        0.821174          21,033
  01/01/2002 to 12/31/2002.......................     0.821174        0.451565          97,033
  01/01/2003 to 12/31/2003.......................     0.451565        0.606324         140,811
  01/01/2004 to 12/31/2004.......................     0.606324        0.701969         275,114
  01/01/2005 to 12/31/2005.......................     0.701969        0.790727         370,784
  01/01/2006 to 12/31/2006.......................     0.790727        0.824943         364,831
  01/01/2007 to 12/31/2007.......................     0.824943        0.953522         300,706
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.207441        1.284287           3,681
  01/01/2005 to 12/31/2005.......................     1.284287        1.397307          13,664
  01/01/2006 to 12/31/2006.......................     1.397307        1.422950          23,804
  01/01/2007 to 12/31/2007.......................     1.422950        1.531415          32,881
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.804672        1.908760          51,649
  01/01/2005 to 12/31/2005.......................     1.908760        1.923788          95,345
  01/01/2006 to 12/31/2006.......................     1.923788        1.981726         351,332
  01/01/2007 to 12/31/2007.......................     1.981726        2.019285         154,535

                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.516984        1.549379          38,272
  01/01/2002 to 12/31/2002.......................     1.549379        1.665060         132,507
  01/01/2003 to 12/31/2003.......................     1.665060        1.840643         154,353
  01/01/2004 to 12/31/2004.......................     1.840643        1.925771         164,886
  01/01/2005 to 12/31/2005.......................     1.925771        1.943023         160,582
  01/01/2006 to 12/31/2006.......................     1.943023        2.002106          89,916
  01/01/2007 to 12/31/2007.......................     2.002106        2.043684          59,980
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.491645        1.523669          77,794
  01/01/2005 to 12/31/2005.......................     1.523669        1.518134         234,270
  01/01/2006 to 12/31/2006.......................     1.518134        1.550272         251,225
  01/01/2007 to 12/31/2007.......................     1.550272        1.584674         284,515
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.401347        1.440939          61,324
  01/01/2002 to 12/31/2002.......................     1.440939        1.523888         241,884
  01/01/2003 to 12/31/2003.......................     1.523888        1.520638         298,044
  01/01/2004 to 12/31/2004.......................     1.520638        1.536104         314,814
  01/01/2005 to 12/31/2005.......................     1.536104        1.533371         287,868
  01/01/2006 to 12/31/2006.......................     1.533371        1.566739         216,650
  01/01/2007 to 12/31/2007.......................     1.566739        1.603031         210,026


                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    14.045577       14.684786          11,838
  01/01/2007 to 12/31/2007.......................    14.684786       14.871520           3,293
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.440175        1.325422           4,070
  01/01/2002 to 12/31/2002.......................     1.325422        1.051628          31,805
  01/01/2003 to 12/31/2003.......................     1.051628        1.582616          65,892
  01/01/2004 to 12/31/2004.......................     1.582616        1.875116         218,216
  01/01/2005 to 12/31/2005.......................     1.875116        2.304096         372,962
  01/01/2006 to 12/31/2006.......................     2.304096        2.801877         316,463
  01/01/2007 to 12/31/2007.......................     2.801877        3.334549         301,867
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.697271       10.312989           9,898
  01/01/2002 to 12/31/2002.......................    10.312989        7.636492          41,293
  01/01/2003 to 12/31/2003.......................     7.636492       10.240627          77,558
  01/01/2004 to 12/31/2004.......................    10.240627       11.291691         133,562
  01/01/2005 to 12/31/2005.......................    11.291691       12.860999         183,013
  01/01/2006 to 12/31/2006.......................    12.860999       13.895143         166,701
  01/01/2007 to 12/31/2007.......................    13.895143       15.300201         154,808

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.926827        7.670819          15,325
  01/01/2002 to 12/31/2002.......................     7.670819        6.139539          57,868
  01/01/2003 to 12/31/2003.......................     6.139539        7.969526         117,873
  01/01/2004 to 12/31/2004.......................     7.969526        8.621702         185,434
  01/01/2005 to 12/31/2005.......................     8.621702        8.944370         193,613
  01/01/2006 to 12/31/2006.......................     8.944370       10.100721         180,586
  01/01/2007 to 12/31/2007.......................    10.100721       10.398861         164,386



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.483151       34.812673             634
  01/01/2005 to 12/31/2005.......................    34.812673       37.760615           1,985
  01/01/2006 to 12/31/2006.......................    37.760615       39.487497           1,327
  01/01/2007 to 12/31/2007.......................    39.487497       46.626945          21,493
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.533391        3.653767               0
  01/01/2002 to 12/31/2002.......................     3.653767        3.881723               0
  01/01/2003 to 12/31/2003.......................     3.881723        4.025325         913,492
  01/01/2004 to 12/31/2004.......................     4.025325        4.118268       1,161,289
  01/01/2005 to 12/31/2005.......................     4.118268        4.132153         656,918
  01/01/2006 to 12/31/2006.......................     4.132153        4.226546         615,709
  01/01/2007 to 12/31/2007.......................     4.226546        4.400722         577,278
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    32.899771       35.402716             287
  01/01/2005 to 12/31/2005.......................    35.402716       35.753163           1,849
  01/01/2006 to 12/31/2006.......................    35.753163       38.715120           2,016
  01/01/2007 to 12/31/2007.......................    38.715120       40.156345          19,227
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.099125        7.140861          35,850
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.586721        6.004076               0
  01/01/2002 to 12/31/2002.......................     6.004076        4.346981               0
  01/01/2003 to 12/31/2003.......................     4.346981        5.546336          24,426
  01/01/2004 to 12/31/2004.......................     5.546336        6.024424          34,878
  01/01/2005 to 12/31/2005.......................     6.024424        6.113516          56,975
  01/01/2006 to 12/31/2006.......................     6.113516        6.835440          42,007
  01/01/2007 to 04/27/2007.......................     6.835440        7.159196               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.060576        1.166912          77,406
  01/01/2005 to 12/31/2005.......................     1.166912        1.209847         204,817
  01/01/2006 to 12/31/2006.......................     1.209847        1.415637         240,399
  01/01/2007 to 12/31/2007.......................     1.415637        1.433751         212,842
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.790288               0
  01/01/2003 to 12/31/2003.......................     0.790288        1.051051         124,959
  01/01/2004 to 12/31/2004.......................     1.051051        1.169764         235,691
  01/01/2005 to 12/31/2005.......................     1.169764        1.214339         166,770
  01/01/2006 to 12/31/2006.......................     1.214339        1.421789         187,897
  01/01/2007 to 12/31/2007.......................     1.421789        1.441976         152,421
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.232851        2.440152           9,229
  01/01/2005 to 12/31/2005.......................     2.440152        2.558608          42,755
  01/01/2006 to 12/31/2006.......................     2.558608        2.610728          73,706
  01/01/2007 to 12/31/2007.......................     2.610728        3.036498          83,463

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.910328        2.652904               0
  01/01/2002 to 12/31/2002.......................     2.652904        1.739501               0
  01/01/2003 to 12/31/2003.......................     1.739501        2.304886         267,041
  01/01/2004 to 12/31/2004.......................     2.304886        2.458494         384,762
  01/01/2005 to 12/31/2005.......................     2.458494        2.580205         269,629
  01/01/2006 to 12/31/2006.......................     2.580205        2.635612         221,057
  01/01/2007 to 12/31/2007.......................     2.635612        3.068310         198,405
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.062903        2.070343               0
  01/01/2002 to 12/31/2002.......................     2.070343        2.057093               0
  01/01/2003 to 12/31/2003.......................     2.057093        2.031611         363,801
  01/01/2004 to 12/31/2004.......................     2.031611        2.009917         776,610
  01/01/2005 to 12/31/2005.......................     2.009917        2.026210         635,276
  01/01/2006 to 12/31/2006.......................     2.026210        2.080737         844,050
  01/01/2007 to 12/31/2007.......................     2.080737        2.141800       2,595,950
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.586637        1.780290         298,819
  01/01/2005 to 12/31/2005.......................     1.780290        1.816990         629,393
  01/01/2006 to 12/31/2006.......................     1.816990        2.078108         617,539
  01/01/2007 to 12/31/2007.......................     2.078108        1.965493         537,078
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.423094        1.389674               0
  01/01/2002 to 12/31/2002.......................     1.389674        1.071604               0
  01/01/2003 to 12/31/2003.......................     1.071604        1.577841         791,970
  01/01/2004 to 12/31/2004.......................     1.577841        1.784649       1,272,092
  01/01/2005 to 12/31/2005.......................     1.784649        1.822255       1,251,799
  01/01/2006 to 12/31/2006.......................     1.822255        2.087695       1,064,094
  01/01/2007 to 12/31/2007.......................     2.087695        1.976906         926,143
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.488966       11.105461           1,207
  01/01/2007 to 12/31/2007.......................    11.105461       11.495118           1,368
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.679397       11.359002             693
  01/01/2007 to 12/31/2007.......................    11.359002       11.782087           1,172
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.750474        2.952398         347,254
  01/01/2005 to 12/31/2005.......................     2.952398        3.189744         913,089
  01/01/2006 to 12/31/2006.......................     3.189744        3.581659       1,075,377
  01/01/2007 to 12/31/2007.......................     3.581659        3.670203       1,195,069
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.714400        2.570126               0
  01/01/2002 to 12/31/2002.......................     2.570126        2.106467               0
  01/01/2003 to 12/31/2003.......................     2.106467        2.704803         558,882
  01/01/2004 to 12/31/2004.......................     2.704803        2.978962       1,024,789
  01/01/2005 to 12/31/2005.......................     2.978962        3.222551       1,036,111
  01/01/2006 to 12/31/2006.......................     3.222551        3.621192         905,169
  01/01/2007 to 12/31/2007.......................     3.621192        3.713858         813,817
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.122006        1.278317          98,569
  01/01/2005 to 12/31/2005.......................     1.278317        1.476392         116,395
  01/01/2006 to 12/31/2006.......................     1.476392        1.685443         206,068
  01/01/2007 to 12/31/2007.......................     1.685443        1.821884         200,483

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.204593        1.098294               0
  01/01/2002 to 12/31/2002.......................     1.098294        0.888585               0
  01/01/2003 to 12/31/2003.......................     0.888585        1.116207         287,623
  01/01/2004 to 12/31/2004.......................     1.116207        1.293735         452,489
  01/01/2005 to 12/31/2005.......................     1.293735        1.496917         475,370
  01/01/2006 to 12/31/2006.......................     1.496917        1.709355         722,928
  01/01/2007 to 12/31/2007.......................     1.709355        1.850008         570,385
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.442460       16.589722             615
  01/01/2007 to 12/31/2007.......................    16.589722       16.898674             599
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.808196               0
  01/01/2003 to 12/31/2003.......................     0.808196        1.127879         165,137
  01/01/2004 to 04/30/2004.......................     1.127879        1.116201         312,106
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.846639        1.518952               0
  01/01/2002 to 12/31/2002.......................     1.518952        1.056601               0
  01/01/2003 to 12/31/2003.......................     1.056601        1.393466          77,073
  01/01/2004 to 12/31/2004.......................     1.393466        1.598830         344,030
  01/01/2005 to 12/31/2005.......................     1.598830        1.675028         234,423
  01/01/2006 to 12/31/2006.......................     1.675028        1.835386         296,157
  01/01/2007 to 12/31/2007.......................     1.835386        1.948661         307,133
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.202036        2.477268          11,504
  01/01/2005 to 12/31/2005.......................     2.477268        2.687019         178,154
  01/01/2006 to 12/31/2006.......................     2.687019        2.946953         247,574
  01/01/2007 to 12/31/2007.......................     2.946953        3.008116         222,271
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.515517        2.279191               0
  01/01/2002 to 12/31/2002.......................     2.279191        1.800590               0
  01/01/2003 to 12/31/2003.......................     1.800590        2.241418          30,002
  01/01/2004 to 12/31/2004.......................     2.241418        2.499882          82,268
  01/01/2005 to 12/31/2005.......................     2.499882        2.713916          95,577
  01/01/2006 to 12/31/2006.......................     2.713916        2.979331         111,148
  01/01/2007 to 12/31/2007.......................     2.979331        3.044154          84,146
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.953073        0.877353               0
  01/01/2002 to 12/31/2002.......................     0.877353        0.620052               0
  01/01/2003 to 12/31/2003.......................     0.620052        0.880635         192,342
  01/01/2004 to 12/31/2004.......................     0.880635        0.961297         346,531
  01/01/2005 to 12/31/2005.......................     0.961297        0.985657         452,222
  01/01/2006 to 12/31/2006.......................     0.985657        1.062219         547,907
  01/01/2007 to 12/31/2007.......................     1.062219        1.088179         515,436
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.882408        3.119529         171,631
  01/01/2005 to 12/31/2005.......................     3.119529        3.361483         433,126
  01/01/2006 to 12/31/2006.......................     3.361483        3.703604         464,148
  01/01/2007 to 12/31/2007.......................     3.703604        3.379837         441,332

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.427601        2.538329               0
  01/01/2002 to 12/31/2002.......................     2.538329        2.269013               0
  01/01/2003 to 12/31/2003.......................     2.269013        2.951746         696,060
  01/01/2004 to 12/31/2004.......................     2.951746        3.182228       1,092,845
  01/01/2005 to 12/31/2005.......................     3.182228        3.432344       1,025,948
  01/01/2006 to 12/31/2006.......................     3.432344        3.785473         812,927
  01/01/2007 to 12/31/2007.......................     3.785473        3.457998         715,886
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.869676        1.165014         259,670
  01/01/2004 to 12/31/2004.......................     1.165014        1.379016         842,725
  01/01/2005 to 12/31/2005.......................     1.379016        1.547320       1,301,214
  01/01/2006 to 12/31/2006.......................     1.547320        1.958238       1,509,790
  01/01/2007 to 12/31/2007.......................     1.958238        1.901601       1,458,315
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.187112        1.277664         111,950
  01/01/2005 to 12/31/2005.......................     1.277664        1.234224         348,789
  01/01/2006 to 12/31/2006.......................     1.234224        1.428512         389,451
  01/01/2007 to 12/31/2007.......................     1.428512        1.346407         386,404
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.167687        0.955185               0
  01/01/2003 to 12/31/2003.......................     0.955185        1.175881         597,716
  01/01/2004 to 12/31/2004.......................     1.175881        1.285242         897,297
  01/01/2005 to 12/31/2005.......................     1.285242        1.242906         851,356
  01/01/2006 to 12/31/2006.......................     1.242906        1.439719         688,320
  01/01/2007 to 12/31/2007.......................     1.439719        1.358348         649,135
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   131.890185      161.361339           1,032
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.398838        0.477818               0
  01/01/2006 to 12/31/2006.......................     0.477818        0.481161         121,820
  01/01/2007 to 12/31/2007.......................     0.481161        0.526348         261,622
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.415841        0.432970               0
  01/01/2005 to 04/30/2005.......................     0.432970        0.394074               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.399113        0.478839          87,333
  01/01/2006 to 12/31/2006.......................     0.478839        0.482542          91,496
  01/01/2007 to 12/31/2007.......................     0.482542        0.528594          89,578
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.571794        0.489043               0
  01/01/2002 to 12/31/2002.......................     0.489043        0.341165               0
  01/01/2003 to 12/31/2003.......................     0.341165        0.421202          85,038
  01/01/2004 to 12/31/2004.......................     0.421202        0.432973         120,204
  01/01/2005 to 04/30/2005.......................     0.432973        0.397995               0
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.137153        0.961851               0
  01/01/2003 to 12/31/2003.......................     0.961851        1.191969         204,491
  01/01/2004 to 12/31/2004.......................     1.191969        1.339250         665,983
  01/01/2005 to 12/31/2005.......................     1.339250        1.421434         397,540
  01/01/2006 to 12/31/2006.......................     1.421434        1.601032         384,895
  01/01/2007 to 12/31/2007.......................     1.601032        1.529699         445,515

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951082        0.772614               0
  01/01/2002 to 12/31/2002.......................     0.772614        0.524949               0
  01/01/2003 to 12/31/2003.......................     0.524949        0.669751         291,886
  01/01/2004 to 12/31/2004.......................     0.669751        0.713291         498,349
  01/01/2005 to 12/31/2005.......................     0.713291        0.795718         254,332
  01/01/2006 to 12/31/2006.......................     0.795718        0.767974         279,201
  01/01/2007 to 12/31/2007.......................     0.767974        0.771297         194,709
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.095810        9.725632           9,464
  01/01/2007 to 12/31/2007.......................     9.725632        8.987013          17,246
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.085718        1.114758               0
  01/01/2002 to 12/31/2002.......................     1.114758        1.203721               0
  01/01/2003 to 12/31/2003.......................     1.203721        1.222219         441,288
  01/01/2004 to 12/31/2004.......................     1.222219        1.246500         756,101
  01/01/2005 to 12/31/2005.......................     1.246500        1.247009         916,786
  01/01/2006 to 12/31/2006.......................     1.247009        1.271526         959,464
  01/01/2007 to 12/31/2007.......................     1.271526        1.331902         888,328
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.249920        2.542674          34,290
  01/01/2005 to 12/31/2005.......................     2.542674        2.664187          85,008
  01/01/2006 to 12/31/2006.......................     2.664187        3.045800         127,438
  01/01/2007 to 12/31/2007.......................     3.045800        3.338902         152,672
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.307365        2.179002               0
  01/01/2002 to 12/31/2002.......................     2.179002        1.676921               0
  01/01/2003 to 12/31/2003.......................     1.676921        2.244593         161,613
  01/01/2004 to 12/31/2004.......................     2.244593        2.561699         275,294
  01/01/2005 to 12/31/2005.......................     2.561699        2.686508         228,891
  01/01/2006 to 12/31/2006.......................     2.686508        3.074265         243,046
  01/01/2007 to 12/31/2007.......................     3.074265        3.373304         194,655
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.347357        1.352219               0
  01/01/2002 to 12/31/2002.......................     1.352219        1.320482               0
  01/01/2003 to 12/31/2003.......................     1.320482        1.545403         574,171
  01/01/2004 to 12/31/2004.......................     1.545403        1.641715       1,122,377
  01/01/2005 to 12/31/2005.......................     1.641715        1.636589       1,503,415
  01/01/2006 to 12/31/2006.......................     1.636589        1.754521       1,396,552
  01/01/2007 to 12/31/2007.......................     1.754521        1.835917       1,507,424
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.119679        0.843139               0
  01/01/2003 to 12/31/2003.......................     0.843139        1.149956         247,022
  01/01/2004 to 12/31/2004.......................     1.149956        1.202034         317,299
  01/01/2005 to 12/31/2005.......................     1.202034        1.278243         311,468
  01/01/2006 to 12/31/2006.......................     1.278243        1.433563         250,669
  01/01/2007 to 12/31/2007.......................     1.433563        1.563721         245,447
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998521       11.120702           9,066
  01/01/2006 to 12/31/2006.......................    11.120702       12.633257         108,443
  01/01/2007 to 12/31/2007.......................    12.633257       12.812241         105,586
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998521       10.272126               0
  01/01/2006 to 12/31/2006.......................    10.272126       10.784634             372
  01/01/2007 to 12/31/2007.......................    10.784634       11.181282          10,653

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998521       10.489472          68,609
  01/01/2006 to 12/31/2006.......................    10.489472       11.273622         172,221
  01/01/2007 to 12/31/2007.......................    11.273622       11.604112         267,987
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.046820        1.023707               0
  01/01/2002 to 12/31/2002.......................     1.023707        0.853524               0
  01/01/2003 to 12/31/2003.......................     0.853524        1.127939         589,542
  01/01/2004 to 12/31/2004.......................     1.127939        1.281910         755,774
  01/01/2005 to 12/31/2005.......................     1.281910        1.410465         752,629
  01/01/2006 to 12/31/2006.......................     1.410465        1.521494         813,392
  01/01/2007 to 12/31/2007.......................     1.521494        1.606521         798,232
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998521       10.719658          45,110
  01/01/2006 to 12/31/2006.......................    10.719658       11.775489         325,941
  01/01/2007 to 12/31/2007.......................    11.775489       12.066915         667,660
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998521       10.944914          37,255
  01/01/2006 to 12/31/2006.......................    10.944914       12.278459         446,140
  01/01/2007 to 12/31/2007.......................    12.278459       12.522484       1,020,309
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.620753        3.347546               0
  01/01/2002 to 12/31/2002.......................     3.347546        2.547469               0
  01/01/2003 to 12/31/2003.......................     2.547469        3.199436         333,587
  01/01/2004 to 12/31/2004.......................     3.199436        3.465204         462,306
  01/01/2005 to 12/31/2005.......................     3.465204        3.552494         517,014
  01/01/2006 to 12/31/2006.......................     3.552494        4.019181         494,410
  01/01/2007 to 12/31/2007.......................     4.019181        4.143456         412,988
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.537654        8.333639             951
  01/01/2005 to 12/31/2005.......................     8.333639        8.750330           9,122
  01/01/2006 to 04/30/2006.......................     8.750330        9.133501           9,064
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.887043        0.820688               0
  01/01/2002 to 12/31/2002.......................     0.820688        0.642886               0
  01/01/2003 to 12/31/2003.......................     0.642886        0.767177         107,536
  01/01/2004 to 12/31/2004.......................     0.767177        0.838431         342,499
  01/01/2005 to 12/31/2005.......................     0.838431        0.882100         322,528
  01/01/2006 to 04/30/2006.......................     0.882100        0.921026               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.967726        0.866711               0
  01/01/2002 to 12/31/2002.......................     0.866711        0.645185               0
  01/01/2003 to 12/31/2003.......................     0.645185        0.785238         149,647
  01/01/2004 to 04/30/2004.......................     0.785238        0.798403         204,781
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.914654        0.835222               0
  01/01/2002 to 12/31/2002.......................     0.835222        0.723488               0
  01/01/2003 to 12/31/2003.......................     0.723488        0.938320         409,906
  01/01/2004 to 12/31/2004.......................     0.938320        1.101793         485,395
  01/01/2005 to 12/31/2005.......................     1.101793        1.259916         568,043
  01/01/2006 to 12/31/2006.......................     1.259916        1.566229         879,041
  01/01/2007 to 12/31/2007.......................     1.566229        1.742577         854,004

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.434595        3.724703          26,180
  01/01/2005 to 12/31/2005.......................     3.724703        3.762739         558,656
  01/01/2006 to 12/31/2006.......................     3.762739        4.136833         614,438
  01/01/2007 to 12/31/2007.......................     4.136833        4.229924         699,190
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.459684        1.430518               0
  01/01/2002 to 12/31/2002.......................     1.430518        1.212160               0
  01/01/2003 to 12/31/2003.......................     1.212160        1.424264         470,667
  01/01/2004 to 04/30/2004.......................     1.424264        1.409972         848,091
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.934737        0.840911               0
  01/01/2002 to 12/31/2002.......................     0.840911        0.687473               0
  01/01/2003 to 12/31/2003.......................     0.687473        0.926400         356,051
  01/01/2004 to 12/31/2004.......................     0.926400        1.085176         660,635
  01/01/2005 to 12/31/2005.......................     1.085176        1.203712         596,141
  01/01/2006 to 12/31/2006.......................     1.203712        1.483150         884,577
  01/01/2007 to 12/31/2007.......................     1.483150        1.609786         725,827
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.534564        1.481995               0
  01/01/2002 to 12/31/2002.......................     1.481995        1.311255               0
  01/01/2003 to 12/31/2003.......................     1.311255        1.753620         214,021
  01/01/2004 to 12/31/2004.......................     1.753620        2.112544         839,167
  01/01/2005 to 12/31/2005.......................     2.112544        2.322465         954,904
  01/01/2006 to 12/31/2006.......................     2.322465        2.536576       1,138,147
  01/01/2007 to 12/31/2007.......................     2.536576        2.570564         854,362
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998521       12.799274          13,918
  01/01/2005 to 12/31/2005.......................    12.799274       14.241861          63,448
  01/01/2006 to 12/31/2006.......................    14.241861       19.245665         148,772
  01/01/2007 to 12/31/2007.......................    19.245665       16.064120          82,026
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.814678        8.462832          10,647
  01/01/2006 to 12/31/2006.......................     8.462832        8.945317          18,672
  01/01/2007 to 12/31/2007.......................     8.945317       10.040176          22,012
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.392143       14.256850              45
  01/01/2005 to 12/31/2005.......................    14.256850       16.240884          15,611
  01/01/2006 to 12/31/2006.......................    16.240884       18.560308          33,621
  01/01/2007 to 12/31/2007.......................    18.560308       19.368802          42,472
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.864185       10.941313             748
  01/01/2007 to 12/31/2007.......................    10.941313       11.905365          48,562
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.006031        1.050020               0
  01/01/2002 to 12/31/2002.......................     1.050020        1.127136               0
  01/01/2003 to 12/31/2003.......................     1.127136        1.154696       2,175,034
  01/01/2004 to 12/31/2004.......................     1.154696        1.190527       3,506,085
  01/01/2005 to 12/31/2005.......................     1.190527        1.195629       4,498,027
  01/01/2006 to 12/31/2006.......................     1.195629        1.227412       3,930,634
  01/01/2007 to 12/31/2007.......................     1.227412        1.296585       3,838,996

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.756722        0.607225               0
  01/01/2002 to 12/31/2002.......................     0.607225        0.293826               0
  01/01/2003 to 12/31/2003.......................     0.293826        0.454727         440,493
  01/01/2004 to 12/31/2004.......................     0.454727        0.427335         588,015
  01/01/2005 to 12/31/2005.......................     0.427335        0.465970         411,449
  01/01/2006 to 12/31/2006.......................     0.465970        0.482148         396,504
  01/01/2007 to 12/31/2007.......................     0.482148        0.622772         440,908
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.205377        1.169674               0
  01/01/2002 to 12/31/2002.......................     1.169674        0.911935               0
  01/01/2003 to 12/31/2003.......................     0.911935        1.305123         626,428
  01/01/2004 to 12/31/2004.......................     1.305123        1.504846         931,858
  01/01/2005 to 12/31/2005.......................     1.504846        1.541640         779,009
  01/01/2006 to 12/31/2006.......................     1.541640        1.780418         628,609
  01/01/2007 to 12/31/2007.......................     1.780418        1.718677         580,246
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.092456        1.180669          75,084
  01/01/2005 to 12/31/2005.......................     1.180669        1.233045         175,330
  01/01/2006 to 12/31/2006.......................     1.233045        1.367125         249,686
  01/01/2007 to 12/31/2007.......................     1.367125        1.465476         308,659
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.929544        0.820827               0
  01/01/2002 to 12/31/2002.......................     0.820827        0.451169               0
  01/01/2003 to 12/31/2003.......................     0.451169        0.605487         306,212
  01/01/2004 to 12/31/2004.......................     0.605487        0.700648         936,487
  01/01/2005 to 12/31/2005.......................     0.700648        0.788846       1,311,543
  01/01/2006 to 12/31/2006.......................     0.788846        0.822570       1,169,134
  01/01/2007 to 12/31/2007.......................     0.822570        0.950301       1,134,749
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.203116        1.279262          36,637
  01/01/2005 to 12/31/2005.......................     1.279262        1.391146         118,479
  01/01/2006 to 12/31/2006.......................     1.391146        1.415970         132,260
  01/01/2007 to 12/31/2007.......................     1.415970        1.523137         158,399
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.796110        1.899074         223,334
  01/01/2005 to 12/31/2005.......................     1.899074        1.913072         638,825
  01/01/2006 to 12/31/2006.......................     1.913072        1.969705         946,308
  01/01/2007 to 12/31/2007.......................     1.969705        2.006028         892,886
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.511931        1.543832               0
  01/01/2002 to 12/31/2002.......................     1.543832        1.658262               0
  01/01/2003 to 12/31/2003.......................     1.658262        1.832210         829,237
  01/01/2004 to 12/31/2004.......................     1.832210        1.915988       1,171,738
  01/01/2005 to 12/31/2005.......................     1.915988        1.932189       1,360,213
  01/01/2006 to 12/31/2006.......................     1.932189        1.989949         899,638
  01/01/2007 to 12/31/2007.......................     1.989949        2.030254         935,766
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.484568        1.515937         144,046
  01/01/2005 to 12/31/2005.......................     1.515937        1.509677         374,474
  01/01/2006 to 12/31/2006.......................     1.509677        1.540868         469,141
  01/01/2007 to 12/31/2007.......................     1.540868        1.574270         509,992

                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.396679        1.435784               0
  01/01/2002 to 12/31/2002.......................     1.435784        1.517679               0
  01/01/2003 to 12/31/2003.......................     1.517679        1.513685         718,528
  01/01/2004 to 12/31/2004.......................     1.513685        1.528314         985,830
  01/01/2005 to 12/31/2005.......................     1.528314        1.524834         731,976
  01/01/2006 to 12/31/2006.......................     1.524834        1.557240         612,241
  01/01/2007 to 12/31/2007.......................     1.557240        1.592511         460,091


                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.982503       14.614000          10,914
  01/01/2007 to 12/31/2007.......................    14.614000       14.792401          61,553
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.437892        1.322952               0
  01/01/2002 to 12/31/2002.......................     1.322952        1.049145               0
  01/01/2003 to 12/31/2003.......................     1.049145        1.578095         316,232
  01/01/2004 to 12/31/2004.......................     1.578095        1.868823         913,318
  01/01/2005 to 12/31/2005.......................     1.868823        2.295220       1,783,082
  01/01/2006 to 12/31/2006.......................     2.295220        2.789694       1,162,763
  01/01/2007 to 12/31/2007.......................     2.789694        3.318383       1,242,244
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.596999       10.221735               0
  01/01/2002 to 12/31/2002.......................    10.221735        7.565137               0
  01/01/2003 to 12/31/2003.......................     7.565137       10.139877         286,714
  01/01/2004 to 12/31/2004.......................    10.139877       11.175001         598,182
  01/01/2005 to 12/31/2005.......................    11.175001       12.721755         744,424
  01/01/2006 to 12/31/2006.......................    12.721755       13.737855         712,301
  01/01/2007 to 12/31/2007.......................    13.737855       15.119408         718,416
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.858918        7.603086               0
  01/01/2002 to 12/31/2002.......................     7.603086        6.082291               0
  01/01/2003 to 12/31/2003.......................     6.082291        7.891275         369,706
  01/01/2004 to 12/31/2004.......................     7.891275        8.532772         616,916
  01/01/2005 to 12/31/2005.......................     8.532772        8.847703         641,332
  01/01/2006 to 12/31/2006.......................     8.847703        9.986581         609,397
  01/01/2007 to 12/31/2007.......................     9.986581       10.276187         591,890



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.231893       34.523392               0
  01/01/2005 to 12/31/2005.......................    34.523392       37.428177             904
  01/01/2006 to 12/31/2006.......................    37.428177       39.120333           1,646
  01/01/2007 to 12/31/2007.......................    39.120333       46.170185           2,272
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.501451        3.619833          84,982
  01/01/2002 to 12/31/2002.......................     3.619833        3.843757         367,970
  01/01/2003 to 12/31/2003.......................     3.843757        3.983960         429,422
  01/01/2004 to 12/31/2004.......................     3.983960        4.073904         457,529
  01/01/2005 to 12/31/2005.......................     4.073904        4.085602         418,199
  01/01/2006 to 12/31/2006.......................     4.085602        4.176848         307,416
  01/01/2007 to 12/31/2007.......................     4.176848        4.346791         260,869
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    32.607769       35.076870               0
  01/01/2005 to 12/31/2005.......................    35.076870       35.406434             116
  01/01/2006 to 12/31/2006.......................    35.406434       38.320556             238
  01/01/2007 to 12/31/2007.......................    38.320556       39.727116             607
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     7.015093        7.053968          20,429
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.527604        5.948828          17,338
  01/01/2002 to 12/31/2002.......................     5.948828        4.304826          29,816
  01/01/2003 to 12/31/2003.......................     4.304826        5.489819          48,924
  01/01/2004 to 12/31/2004.......................     5.489819        5.960047          30,258
  01/01/2005 to 12/31/2005.......................     5.960047        6.045173          32,540
  01/01/2006 to 12/31/2006.......................     6.045173        6.755657          33,130
  01/01/2007 to 04/27/2007.......................     6.755657        7.074482               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.059512        1.165355           6,984
  01/01/2005 to 12/31/2005.......................     1.165355        1.207632           9,302
  01/01/2006 to 12/31/2006.......................     1.207632        1.412341          25,781
  01/01/2007 to 12/31/2007.......................     1.412341        1.429694         176,600
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.790023          86,591
  01/01/2003 to 12/31/2003.......................     0.790023        1.050182         251,798
  01/01/2004 to 12/31/2004.......................     1.050182        1.168212         154,244
  01/01/2005 to 12/31/2005.......................     1.168212        1.212123         143,625
  01/01/2006 to 12/31/2006.......................     1.212123        1.418488         127,585
  01/01/2007 to 12/31/2007.......................     1.418488        1.437905         123,062
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.222263        2.427777             921
  01/01/2005 to 12/31/2005.......................     2.427777        2.544365          12,212
  01/01/2006 to 12/31/2006.......................     2.544365        2.594901          12,875
  01/01/2007 to 12/31/2007.......................     2.594901        3.016574          15,679

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.900635        2.643452          85,374
  01/01/2002 to 12/31/2002.......................     2.643452        1.732440          87,089
  01/01/2003 to 12/31/2003.......................     1.732440        2.294385         144,236
  01/01/2004 to 12/31/2004.......................     2.294385        2.446067         149,506
  01/01/2005 to 12/31/2005.......................     2.446067        2.565883         108,925
  01/01/2006 to 12/31/2006.......................     2.565883        2.619676          88,452
  01/01/2007 to 12/31/2007.......................     2.619676        3.048225          76,418
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.044548        2.051376         201,503
  01/01/2002 to 12/31/2002.......................     2.051376        2.037226         964,619
  01/01/2003 to 12/31/2003.......................     2.037226        2.010985       1,182,520
  01/01/2004 to 12/31/2004.......................     2.010985        1.988514         881,356
  01/01/2005 to 12/31/2005.......................     1.988514        2.003634         773,557
  01/01/2006 to 12/31/2006.......................     2.003634        2.056528         876,578
  01/01/2007 to 12/31/2007.......................     2.056528        2.115817         798,820
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.583604        1.776298          12,989
  01/01/2005 to 12/31/2005.......................     1.776298        1.812013          49,313
  01/01/2006 to 12/31/2006.......................     1.812013        2.071383          76,057
  01/01/2007 to 12/31/2007.......................     2.071383        1.958148          75,432
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.422390        1.388672         157,084
  01/01/2002 to 12/31/2002.......................     1.388672        1.070299         760,612
  01/01/2003 to 12/31/2003.......................     1.070299        1.575133         599,993
  01/01/2004 to 12/31/2004.......................     1.575133        1.780694         694,013
  01/01/2005 to 12/31/2005.......................     1.780694        1.817311         607,795
  01/01/2006 to 12/31/2006.......................     1.817311        2.080992         577,351
  01/01/2007 to 12/31/2007.......................     2.080992        1.969567         499,990
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.485906       11.098541               0
  01/01/2007 to 12/31/2007.......................    11.098541       11.482180           1,261
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.676282       11.351924               0
  01/01/2007 to 12/31/2007.......................    11.351924       11.768827               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.737436        2.937429          40,355
  01/01/2005 to 12/31/2005.......................     2.937429        3.171992         190,426
  01/01/2006 to 12/31/2006.......................     3.171992        3.559952         197,342
  01/01/2007 to 12/31/2007.......................     3.559952        3.646127         269,519
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.705362        2.560966         191,591
  01/01/2002 to 12/31/2002.......................     2.560966        2.097908         484,421
  01/01/2003 to 12/31/2003.......................     2.097908        2.692475         589,561
  01/01/2004 to 12/31/2004.......................     2.692475        2.963899         826,221
  01/01/2005 to 12/31/2005.......................     2.963899        3.204658         654,313
  01/01/2006 to 12/31/2006.......................     3.204658        3.599292         598,475
  01/01/2007 to 12/31/2007.......................     3.599292        3.689541         439,498
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.114730        1.269607           6,358
  01/01/2005 to 12/31/2005.......................     1.269607        1.465602          48,146
  01/01/2006 to 12/31/2006.......................     1.465602        1.672292          65,569
  01/01/2007 to 12/31/2007.......................     1.672292        1.806760          88,437

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.198477        1.092462          16,241
  01/01/2002 to 12/31/2002.......................     1.092462        0.883420         223,223
  01/01/2003 to 12/31/2003.......................     0.883420        1.109164         256,999
  01/01/2004 to 12/31/2004.......................     1.109164        1.284927         209,328
  01/01/2005 to 12/31/2005.......................     1.284927        1.485986         156,146
  01/01/2006 to 12/31/2006.......................     1.485986        1.696026         134,143
  01/01/2007 to 12/31/2007.......................     1.696026        1.834660          96,672
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.363114       16.504189               0
  01/01/2007 to 12/31/2007.......................    16.504189       16.803096           1,550
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.807930          44,819
  01/01/2003 to 12/31/2003.......................     0.807930        1.126945         137,642
  01/01/2004 to 04/30/2004.......................     1.126945        1.115093         150,651
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.842639        1.515308          43,023
  01/01/2002 to 12/31/2002.......................     1.515308        1.053541          38,872
  01/01/2003 to 12/31/2003.......................     1.053541        1.388745          36,357
  01/01/2004 to 12/31/2004.......................     1.388745        1.592615         148,967
  01/01/2005 to 12/31/2005.......................     1.592615        1.667685         121,506
  01/01/2006 to 12/31/2006.......................     1.667685        1.826429         128,081
  01/01/2007 to 12/31/2007.......................     1.826429        1.938176         118,495
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.189947        2.462853               0
  01/01/2005 to 12/31/2005.......................     2.462853        2.670053           4,598
  01/01/2006 to 12/31/2006.......................     2.670053        2.926887          10,370
  01/01/2007 to 12/31/2007.......................     2.926887        2.986133         105,539
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.505256        2.269359          85,627
  01/01/2002 to 12/31/2002.......................     2.269359        1.791922         174,701
  01/01/2003 to 12/31/2003.......................     1.791922        2.229514          86,812
  01/01/2004 to 12/31/2004.......................     2.229514        2.485359          88,980
  01/01/2005 to 12/31/2005.......................     2.485359        2.696805          77,993
  01/01/2006 to 12/31/2006.......................     2.696805        2.959071          72,415
  01/01/2007 to 12/31/2007.......................     2.959071        3.021933          68,241
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.952992        0.877077          66,878
  01/01/2002 to 12/31/2002.......................     0.877077        0.619548         181,969
  01/01/2003 to 12/31/2003.......................     0.619548        0.879481         189,078
  01/01/2004 to 12/31/2004.......................     0.879481        0.959556         170,894
  01/01/2005 to 12/31/2005.......................     0.959556        0.983382         232,037
  01/01/2006 to 12/31/2006.......................     0.983382        1.059239         239,268
  01/01/2007 to 12/31/2007.......................     1.059239        1.084580         236,351
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.866587        3.101380           4,845
  01/01/2005 to 12/31/2005.......................     3.101380        3.340262          45,312
  01/01/2006 to 12/31/2006.......................     3.340262        3.678390          54,682
  01/01/2007 to 12/31/2007.......................     3.678390        3.355140          49,711

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.417697        2.527368         151,414
  01/01/2002 to 12/31/2002.......................     2.527368        2.258088         570,820
  01/01/2003 to 12/31/2003.......................     2.258088        2.936075         538,634
  01/01/2004 to 12/31/2004.......................     2.936075        3.163747         576,582
  01/01/2005 to 12/31/2005.......................     3.163747        3.410710         450,545
  01/01/2006 to 12/31/2006.......................     3.410710        3.759739         358,964
  01/01/2007 to 12/31/2007.......................     3.759739        3.432762         338,690
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.868997        1.163718           9,825
  01/01/2004 to 12/31/2004.......................     1.163718        1.376792          51,768
  01/01/2005 to 12/31/2005.......................     1.376792        1.544055          70,487
  01/01/2006 to 12/31/2006.......................     1.544055        1.953132         125,991
  01/01/2007 to 12/31/2007.......................     1.953132        1.895689         371,860
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.056950        0.878920           7,092
  01/01/2003 to 12/31/2003.......................     0.878920        1.166106         214,966
  01/01/2004 to 12/31/2004.......................     1.166106        1.381496         271,742
  01/01/2005 to 12/31/2005.......................     1.381496        1.549833         186,961
  01/01/2006 to 12/31/2006.......................     1.549833        1.962517         140,718
  01/01/2007 to 12/31/2007.......................     1.962517        1.907085         152,755
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.183863        1.273745          22,218
  01/01/2005 to 12/31/2005.......................     1.273745        1.229825          84,674
  01/01/2006 to 12/31/2006.......................     1.229825        1.422712         133,095
  01/01/2007 to 12/31/2007.......................     1.422712        1.340267         161,308
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.165659        0.953209         167,441
  01/01/2003 to 12/31/2003.......................     0.953209        1.172864         218,961
  01/01/2004 to 12/31/2004.......................     1.172864        1.281302         302,522
  01/01/2005 to 12/31/2005.......................     1.281302        1.238478         237,850
  01/01/2006 to 12/31/2006.......................     1.238478        1.433874         232,768
  01/01/2007 to 12/31/2007.......................     1.433874        1.352154         186,588
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   130.244701      159.294760              25
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.397840        0.476465          17,229
  01/01/2006 to 12/31/2006.......................     0.476465        0.479560         120,506
  01/01/2007 to 12/31/2007.......................     0.479560        0.524333         120,136
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.415008        0.431959               0
  01/01/2005 to 04/30/2005.......................     0.431959        0.393090               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.398121        0.477492         107,577
  01/01/2006 to 12/31/2006.......................     0.477492        0.480944         107,474
  01/01/2007 to 12/31/2007.......................     0.480944        0.526579          66,389
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.571458        0.488640         124,798
  01/01/2002 to 12/31/2002.......................     0.488640        0.340718         177,725
  01/01/2003 to 12/31/2003.......................     0.340718        0.420437         164,550
  01/01/2004 to 12/31/2004.......................     0.420437        0.431971         168,936
  01/01/2005 to 04/30/2005.......................     0.431971        0.397008               0

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.136835        0.961265          24,037
  01/01/2003 to 12/31/2003.......................     0.961265        1.190651         149,719
  01/01/2004 to 12/31/2004.......................     1.190651        1.337100         309,467
  01/01/2005 to 12/31/2005.......................     1.337100        1.418444         471,494
  01/01/2006 to 12/31/2006.......................     1.418444        1.596867         440,436
  01/01/2007 to 12/31/2007.......................     1.596867        1.524954         329,569
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.951001        0.772355         106,288
  01/01/2002 to 12/31/2002.......................     0.772355        0.524510         148,841
  01/01/2003 to 12/31/2003.......................     0.524510        0.668877         225,992
  01/01/2004 to 12/31/2004.......................     0.668877        0.712004         246,997
  01/01/2005 to 12/31/2005.......................     0.712004        0.793887         191,694
  01/01/2006 to 12/31/2006.......................     0.793887        0.765824         155,906
  01/01/2007 to 12/31/2007.......................     0.765824        0.768751         141,249
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.064007        9.688414             853
  01/01/2007 to 12/31/2007.......................     9.688414        8.948118           1,153
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.084173        1.112895          40,082
  01/01/2002 to 12/31/2002.......................     1.112895        1.201097         383,757
  01/01/2003 to 12/31/2003.......................     1.201097        1.218948         411,372
  01/01/2004 to 12/31/2004.......................     1.218948        1.242541         438,800
  01/01/2005 to 12/31/2005.......................     1.242541        1.242429         406,868
  01/01/2006 to 12/31/2006.......................     1.242429        1.266224         407,056
  01/01/2007 to 12/31/2007.......................     1.266224        1.325682         357,156
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.238693        2.529148          19,840
  01/01/2005 to 12/31/2005.......................     2.529148        2.648695          89,234
  01/01/2006 to 12/31/2006.......................     2.648695        3.026580          61,836
  01/01/2007 to 12/31/2007.......................     3.026580        3.316166          86,546
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.299104        2.170688          23,355
  01/01/2002 to 12/31/2002.......................     2.170688        1.669690         107,049
  01/01/2003 to 12/31/2003.......................     1.669690        2.233795         180,436
  01/01/2004 to 12/31/2004.......................     2.233795        2.548099         252,843
  01/01/2005 to 12/31/2005.......................     2.548099        2.670913         267,158
  01/01/2006 to 12/31/2006.......................     2.670913        3.054895         260,818
  01/01/2007 to 12/31/2007.......................     3.054895        3.350365         131,328
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.331819        1.336300          71,753
  01/01/2002 to 12/31/2002.......................     1.336300        1.304288         144,282
  01/01/2003 to 12/31/2003.......................     1.304288        1.525690         578,734
  01/01/2004 to 12/31/2004.......................     1.525690        1.619962         611,851
  01/01/2005 to 12/31/2005.......................     1.619962        1.614098         608,418
  01/01/2006 to 12/31/2006.......................     1.614098        1.729546         467,095
  01/01/2007 to 12/31/2007.......................     1.729546        1.808875         473,723
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.119366        0.842626          26,727
  01/01/2003 to 12/31/2003.......................     0.842626        1.148687          57,378
  01/01/2004 to 12/31/2004.......................     1.148687        1.200106          62,567
  01/01/2005 to 12/31/2005.......................     1.200106        1.275557          59,506
  01/01/2006 to 12/31/2006.......................     1.275557        1.429836          57,454
  01/01/2007 to 12/31/2007.......................     1.429836        1.558872          45,244

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998479       11.116973           4,622
  01/01/2006 to 12/31/2006.......................    11.116973       12.622725          20,703
  01/01/2007 to 12/31/2007.......................    12.622725       12.795124          43,394
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998479       10.268680          10,774
  01/01/2006 to 12/31/2006.......................    10.268680       10.775641          22,545
  01/01/2007 to 12/31/2007.......................    10.775641       11.166344          61,992
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998479       10.485953          37,117
  01/01/2006 to 12/31/2006.......................    10.485953       11.264222          63,049
  01/01/2007 to 12/31/2007.......................    11.264222       11.588608         102,348
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.046284        1.022945          59,366
  01/01/2002 to 12/31/2002.......................     1.022945        0.852463         108,174
  01/01/2003 to 12/31/2003.......................     0.852463        1.125970         125,950
  01/01/2004 to 12/31/2004.......................     1.125970        1.279031         161,262
  01/01/2005 to 12/31/2005.......................     1.279031        1.406596         170,138
  01/01/2006 to 12/31/2006.......................     1.406596        1.516564         200,224
  01/01/2007 to 12/31/2007.......................     1.516564        1.600512         149,081
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998479       10.716062          66,967
  01/01/2006 to 12/31/2006.......................    10.716062       11.765671         133,715
  01/01/2007 to 12/31/2007.......................    11.765671       12.050793         227,605
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998479       10.941243           2,456
  01/01/2006 to 12/31/2006.......................    10.941243       12.268223         205,748
  01/01/2007 to 12/31/2007.......................    12.268223       12.505754         254,388
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.600500        3.328042          34,007
  01/01/2002 to 12/31/2002.......................     3.328042        2.531361         165,994
  01/01/2003 to 12/31/2003.......................     2.531361        3.177613         221,076
  01/01/2004 to 12/31/2004.......................     3.177613        3.439844         228,349
  01/01/2005 to 12/31/2005.......................     3.439844        3.524737         266,279
  01/01/2006 to 12/31/2006.......................     3.524737        3.985791         257,640
  01/01/2007 to 12/31/2007.......................     3.985791        4.106968         167,951
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.518786        8.310025               0
  01/01/2005 to 12/31/2005.......................     8.310025        8.721190               0
  01/01/2006 to 04/30/2006.......................     8.721190        9.101615               0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.886078        0.819603          40,859
  01/01/2002 to 12/31/2002.......................     0.819603        0.641720         156,500
  01/01/2003 to 12/31/2003.......................     0.641720        0.765404         150,754
  01/01/2004 to 12/31/2004.......................     0.765404        0.836074         282,054
  01/01/2005 to 12/31/2005.......................     0.836074        0.879181         300,167
  01/01/2006 to 04/30/2006.......................     0.879181        0.917831               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.966673        0.865566           8,533
  01/01/2002 to 12/31/2002.......................     0.865566        0.644011          29,803
  01/01/2003 to 12/31/2003.......................     0.644011        0.783420         150,635
  01/01/2004 to 04/30/2004.......................     0.783420        0.796423         243,347

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.925002        0.844474          54,060
  01/01/2002 to 12/31/2002.......................     0.844474        0.731160         101,507
  01/01/2003 to 12/31/2003.......................     0.731160        0.947757         123,623
  01/01/2004 to 12/31/2004.......................     0.947757        1.112316         247,807
  01/01/2005 to 12/31/2005.......................     1.112316        1.271316         282,360
  01/01/2006 to 12/31/2006.......................     1.271316        1.579614         261,505
  01/01/2007 to 12/31/2007.......................     1.579614        1.756585         250,067
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.405512        3.691942          32,158
  01/01/2005 to 12/31/2005.......................     3.691942        3.727785         258,911
  01/01/2006 to 12/31/2006.......................     3.727785        4.096362         231,053
  01/01/2007 to 12/31/2007.......................     4.096362        4.186439         219,827
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.454822        1.425405         123,058
  01/01/2002 to 12/31/2002.......................     1.425405        1.207224         265,627
  01/01/2003 to 12/31/2003.......................     1.207224        1.417756         517,721
  01/01/2004 to 04/30/2004.......................     1.417756        1.403299         872,262
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.933426        0.839531          27,550
  01/01/2002 to 12/31/2002.......................     0.839531        0.686005         103,767
  01/01/2003 to 12/31/2003.......................     0.686005        0.923962         424,754
  01/01/2004 to 12/31/2004.......................     0.923962        1.081778         289,023
  01/01/2005 to 12/31/2005.......................     1.081778        1.199345         297,009
  01/01/2006 to 12/31/2006.......................     1.199345        1.477032         241,503
  01/01/2007 to 12/31/2007.......................     1.477032        1.602340         225,255
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.532536        1.479690          16,606
  01/01/2002 to 12/31/2002.......................     1.479690        1.308561         149,440
  01/01/2003 to 12/31/2003.......................     1.308561        1.749151          75,531
  01/01/2004 to 12/31/2004.......................     1.749151        2.106104         225,042
  01/01/2005 to 12/31/2005.......................     2.106104        2.314232         207,580
  01/01/2006 to 12/31/2006.......................     2.314232        2.526323         212,387
  01/01/2007 to 12/31/2007.......................     2.526323        2.558886         309,493
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998479       12.794986          10,901
  01/01/2005 to 12/31/2005.......................    12.794986       14.230000          21,480
  01/01/2006 to 12/31/2006.......................    14.230000       19.220070          30,780
  01/01/2007 to 12/31/2007.......................    19.220070       16.034691          39,378
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.798203        8.442193           1,840
  01/01/2006 to 12/31/2006.......................     8.442193        8.919052           3,298
  01/01/2007 to 12/31/2007.......................     8.919052       10.005665           4,736
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.347778       14.201102              57
  01/01/2005 to 12/31/2005.......................    14.201102       16.169317           4,080
  01/01/2006 to 12/31/2006.......................    16.169317       18.469308           6,075
  01/01/2007 to 12/31/2007.......................    18.469308       19.264150           8,142
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.847883       10.921273               0
  01/01/2007 to 12/31/2007.......................    10.921273       11.877589             217

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.005838        1.049555         287,549
  01/01/2002 to 12/31/2002.......................     1.049555        1.126068       1,288,141
  01/01/2003 to 12/31/2003.......................     1.126068        1.153023       2,188,369
  01/01/2004 to 12/31/2004.......................     1.153023        1.188206       1,738,819
  01/01/2005 to 12/31/2005.......................     1.188206        1.192703       1,785,302
  01/01/2006 to 12/31/2006.......................     1.192703        1.223798       1,858,102
  01/01/2007 to 12/31/2007.......................     1.223798        1.292117       1,736,531
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.756576        0.606964          95,989
  01/01/2002 to 12/31/2002.......................     0.606964        0.293553          18,562
  01/01/2003 to 12/31/2003.......................     0.293553        0.454084         153,677
  01/01/2004 to 12/31/2004.......................     0.454084        0.426516         151,193
  01/01/2005 to 12/31/2005.......................     0.426516        0.464846         119,728
  01/01/2006 to 12/31/2006.......................     0.464846        0.480745         132,572
  01/01/2007 to 12/31/2007.......................     0.480745        0.620649         119,107
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.203786        1.167855          49,396
  01/01/2002 to 12/31/2002.......................     1.167855        0.910067         111,573
  01/01/2003 to 12/31/2003.......................     0.910067        1.301795         287,701
  01/01/2004 to 12/31/2004.......................     1.301795        1.500256         297,650
  01/01/2005 to 12/31/2005.......................     1.500256        1.536173         349,366
  01/01/2006 to 12/31/2006.......................     1.536173        1.773219         332,062
  01/01/2007 to 12/31/2007.......................     1.773219        1.710867         357,811
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.089465        1.177047           4,864
  01/01/2005 to 12/31/2005.......................     1.177047        1.228649          17,368
  01/01/2006 to 12/31/2006.......................     1.228649        1.361573           8,783
  01/01/2007 to 12/31/2007.......................     1.361573        1.458791         194,459
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.929338        0.820451          81,714
  01/01/2002 to 12/31/2002.......................     0.820451        0.450718         134,696
  01/01/2003 to 12/31/2003.......................     0.450718        0.604574         223,560
  01/01/2004 to 12/31/2004.......................     0.604574        0.699242         475,587
  01/01/2005 to 12/31/2005.......................     0.699242        0.786870         420,373
  01/01/2006 to 12/31/2006.......................     0.786870        0.820100         443,508
  01/01/2007 to 12/31/2007.......................     0.820100        0.946972         438,300
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.198810        1.274260             950
  01/01/2005 to 12/31/2005.......................     1.274260        1.385018          13,873
  01/01/2006 to 12/31/2006.......................     1.385018        1.409029          37,308
  01/01/2007 to 12/31/2007.......................     1.409029        1.514909          39,657
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.787595        1.889445          30,597
  01/01/2005 to 12/31/2005.......................     1.889445        1.902424          87,167
  01/01/2006 to 12/31/2006.......................     1.902424        1.957765          87,468
  01/01/2007 to 12/31/2007.......................     1.957765        1.992867         131,796

                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.506894        1.538305         103,068
  01/01/2002 to 12/31/2002.......................     1.538305        1.651512         351,381
  01/01/2003 to 12/31/2003.......................     1.651512        1.823846         718,748
  01/01/2004 to 12/31/2004.......................     1.823846        1.906285         869,294
  01/01/2005 to 12/31/2005.......................     1.906285        1.921445         752,797
  01/01/2006 to 12/31/2006.......................     1.921445        1.977898         505,606
  01/01/2007 to 12/31/2007.......................     1.977898        2.016944         442,780
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.477529        1.508250          11,755
  01/01/2005 to 12/31/2005.......................     1.508250        1.501273          94,387
  01/01/2006 to 12/31/2006.......................     1.501273        1.531527         429,589
  01/01/2007 to 12/31/2007.......................     1.531527        1.563940         486,989
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.392026        1.430643         379,947
  01/01/2002 to 12/31/2002.......................     1.430643        1.511492         977,904
  01/01/2003 to 12/31/2003.......................     1.511492        1.506758         872,600
  01/01/2004 to 12/31/2004.......................     1.506758        1.520557         734,336
  01/01/2005 to 12/31/2005.......................     1.520557        1.516339         612,862
  01/01/2006 to 12/31/2006.......................     1.516339        1.547792         435,625
  01/01/2007 to 12/31/2007.......................     1.547792        1.582054         350,705


                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.919666       14.543504               0
  01/01/2007 to 12/31/2007.......................    14.543504       14.713646           8,272
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.435610        1.320560          93,775
  01/01/2002 to 12/31/2002.......................     1.320560        1.046728         166,626
  01/01/2003 to 12/31/2003.......................     1.046728        1.573673         229,433
  01/01/2004 to 12/31/2004.......................     1.573673        1.862652         281,903
  01/01/2005 to 12/31/2005.......................     1.862652        2.286502         289,626
  01/01/2006 to 12/31/2006.......................     2.286502        2.777713         390,199
  01/01/2007 to 12/31/2007.......................     2.777713        3.302471         440,551
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.495493       10.130034          22,270
  01/01/2002 to 12/31/2002.......................    10.130034        7.493513         102,806
  01/01/2003 to 12/31/2003.......................     7.493513       10.038856         228,208
  01/01/2004 to 12/31/2004.......................    10.038856       11.058123         293,639
  01/01/2005 to 12/31/2005.......................    11.058123       12.582428         323,888
  01/01/2006 to 12/31/2006.......................    12.582428       13.580625         326,604
  01/01/2007 to 12/31/2007.......................    13.580625       14.938853         290,731

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.790110        7.534767          39,554
  01/01/2002 to 12/31/2002.......................     7.534767        6.024627         178,521
  01/01/2003 to 12/31/2003.......................     6.024627        7.812562         351,918
  01/01/2004 to 12/31/2004.......................     7.812562        8.443427         423,615
  01/01/2005 to 12/31/2005.......................     8.443427        8.750697         418,112
  01/01/2006 to 12/31/2006.......................     8.750697        9.872164         405,532
  01/01/2007 to 12/31/2007.......................     9.872164       10.153346         354,993



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    30.735374       33.952019             306
  01/01/2005 to 12/31/2005.......................    33.952019       36.772052           1,053
  01/01/2006 to 12/31/2006.......................    36.772052       38.396213           3,731
  01/01/2007 to 12/31/2007.......................    38.396213       45.270041          11,617
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.439469        3.553985          59,043
  01/01/2002 to 12/31/2002.......................     3.553985        3.770053         143,354
  01/01/2003 to 12/31/2003.......................     3.770053        3.903661         283,566
  01/01/2004 to 12/31/2004.......................     3.903661        3.987792         330,466
  01/01/2005 to 12/31/2005.......................     3.987792        3.995255         350,620
  01/01/2006 to 12/31/2006.......................     3.995255        4.080413         334,297
  01/01/2007 to 12/31/2007.......................     4.080413        4.242165         269,889
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    32.031517       34.434146           1,136
  01/01/2005 to 12/31/2005.......................    34.434146       34.723028           1,173
  01/01/2006 to 12/31/2006.......................    34.723028       37.543447           1,863
  01/01/2007 to 12/31/2007.......................    37.543447       38.882370           7,906
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     6.849636        6.882972          14,014
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.410958        5.839601           4,566
  01/01/2002 to 12/31/2002.......................     5.839601        4.221542          16,215
  01/01/2003 to 12/31/2003.......................     4.221542        5.378222          20,661
  01/01/2004 to 12/31/2004.......................     5.378222        5.833040          26,275
  01/01/2005 to 12/31/2005.......................     5.833040        5.910455          26,108
  01/01/2006 to 12/31/2006.......................     5.910455        6.598524          17,751
  01/01/2007 to 04/27/2007.......................     6.598524        6.907681               0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.057386        1.162246          46,958
  01/01/2005 to 12/31/2005.......................     1.162246        1.203210          84,217
  01/01/2006 to 12/31/2006.......................     1.203210        1.405767         149,701
  01/01/2007 to 12/31/2007.......................     1.405767        1.421609         169,332
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.789497             100
  01/01/2003 to 12/31/2003.......................     0.789497        1.048437         108,521
  01/01/2004 to 12/31/2004.......................     1.048437        1.165102         193,380
  01/01/2005 to 12/31/2005.......................     1.165102        1.207691         183,251
  01/01/2006 to 12/31/2006.......................     1.207691        1.411893         277,510
  01/01/2007 to 12/31/2007.......................     1.411893        1.429781         183,512
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.201223        2.403197             922
  01/01/2005 to 12/31/2005.......................     2.403197        2.516095           9,830
  01/01/2006 to 12/31/2006.......................     2.516095        2.563511          23,095
  01/01/2007 to 12/31/2007.......................     2.563511        2.977089          63,607

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.881346        2.624563          12,874
  01/01/2002 to 12/31/2002.......................     2.624563        1.718329          51,854
  01/01/2003 to 12/31/2003.......................     1.718329        2.273436          95,491
  01/01/2004 to 12/31/2004.......................     2.273436        2.421303          73,792
  01/01/2005 to 12/31/2005.......................     2.421303        2.537375          66,523
  01/01/2006 to 12/31/2006.......................     2.537375        2.587987          59,132
  01/01/2007 to 12/31/2007.......................     2.587987        3.008327          38,513
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     2.008355        2.014060         220,232
  01/01/2002 to 12/31/2002.......................     2.014060        1.998162         272,112
  01/01/2003 to 12/31/2003.......................     1.998162        1.970453         803,996
  01/01/2004 to 12/31/2004.......................     1.970453        1.946482       1,200,883
  01/01/2005 to 12/31/2005.......................     1.946482        1.959327       1,190,244
  01/01/2006 to 12/31/2006.......................     1.959327        2.009047         414,504
  01/01/2007 to 12/31/2007.......................     2.009047        2.064890         771,872
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.577550        1.768335          54,367
  01/01/2005 to 12/31/2005.......................     1.768335        1.802092         144,908
  01/01/2006 to 12/31/2006.......................     1.802092        2.057989         169,414
  01/01/2007 to 12/31/2007.......................     2.057989        1.943529         141,021
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.420982        1.386605          30,583
  01/01/2002 to 12/31/2002.......................     1.386605        1.067631         234,686
  01/01/2003 to 12/31/2003.......................     1.067631        1.569640         433,017
  01/01/2004 to 12/31/2004.......................     1.569640        1.772705         572,874
  01/01/2005 to 12/31/2005.......................     1.772705        1.807355         481,003
  01/01/2006 to 12/31/2006.......................     1.807355        2.067528         403,558
  01/01/2007 to 12/31/2007.......................     2.067528        1.954857         343,693
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.479788       11.084714           2,476
  01/01/2007 to 12/31/2007.......................    11.084714       11.456350           2,688
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.670054       11.337781               0
  01/01/2007 to 12/31/2007.......................    11.337781       11.742351             394
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.711526        2.907697          88,526
  01/01/2005 to 12/31/2005.......................     2.907697        3.136758         259,133
  01/01/2006 to 12/31/2006.......................     3.136758        3.516900         346,664
  01/01/2007 to 12/31/2007.......................     3.516900        3.598412         322,390
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.687376        2.542672         121,352
  01/01/2002 to 12/31/2002.......................     2.542672        2.080839         313,036
  01/01/2003 to 12/31/2003.......................     2.080839        2.667899         311,863
  01/01/2004 to 12/31/2004.......................     2.667899        2.933903         550,467
  01/01/2005 to 12/31/2005.......................     2.933903        3.169065         587,118
  01/01/2006 to 12/31/2006.......................     3.169065        3.555768         487,070
  01/01/2007 to 12/31/2007.......................     3.555768        3.641262         349,677
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.100310        1.252352          25,226
  01/01/2005 to 12/31/2005.......................     1.252352        1.444243          83,484
  01/01/2006 to 12/31/2006.......................     1.444243        1.646278         170,794
  01/01/2007 to 12/31/2007.......................     1.646278        1.776867         157,716

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.186338        1.080853          10,065
  01/01/2002 to 12/31/2002.......................     1.080853        0.873156          37,534
  01/01/2003 to 12/31/2003.......................     0.873156        1.095183         121,512
  01/01/2004 to 12/31/2004.......................     1.095183        1.267460          98,404
  01/01/2005 to 12/31/2005.......................     1.267460        1.464325         136,770
  01/01/2006 to 12/31/2006.......................     1.464325        1.669638         169,539
  01/01/2007 to 12/31/2007.......................     1.669638        1.804299         134,983
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.205566       16.334444             431
  01/01/2007 to 12/31/2007.......................    16.334444       16.613557             429
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.807382             100
  01/01/2003 to 12/31/2003.......................     0.807382        1.125050          38,408
  01/01/2004 to 04/30/2004.......................     1.125050        1.112852         104,433
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.834666        1.508004               0
  01/01/2002 to 12/31/2002.......................     1.508004        1.047409          17,205
  01/01/2003 to 12/31/2003.......................     1.047409        1.379275          28,005
  01/01/2004 to 12/31/2004.......................     1.379275        1.580170          62,363
  01/01/2005 to 12/31/2005.......................     1.580170        1.653004          44,664
  01/01/2006 to 12/31/2006.......................     1.653004        1.808545          62,688
  01/01/2007 to 12/31/2007.......................     1.808545        1.917269          57,272
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.165952        2.434253             512
  01/01/2005 to 12/31/2005.......................     2.434253        2.636417          86,939
  01/01/2006 to 12/31/2006.......................     2.636417        2.887135         142,467
  01/01/2007 to 12/31/2007.......................     2.887135        2.942615         132,913
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.484860        2.249757          46,359
  01/01/2002 to 12/31/2002.......................     2.249757        1.774666         165,117
  01/01/2003 to 12/31/2003.......................     1.774666        2.205845          60,867
  01/01/2004 to 12/31/2004.......................     2.205845        2.456510          66,054
  01/01/2005 to 12/31/2005.......................     2.456510        2.662845          69,669
  01/01/2006 to 12/31/2006.......................     2.662845        2.918896          76,496
  01/01/2007 to 12/31/2007.......................     2.918896        2.977908          28,254
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.952829        0.876485          83,475
  01/01/2002 to 12/31/2002.......................     0.876485        0.618513         139,280
  01/01/2003 to 12/31/2003.......................     0.618513        0.877138         140,671
  01/01/2004 to 12/31/2004.......................     0.877138        0.956041         137,839
  01/01/2005 to 12/31/2005.......................     0.956041        0.978803         161,391
  01/01/2006 to 12/31/2006.......................     0.978803        1.053255         143,973
  01/01/2007 to 12/31/2007.......................     1.053255        1.077369          59,710
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.835184        3.065371          47,523
  01/01/2005 to 12/31/2005.......................     3.065371        3.298190         107,299
  01/01/2006 to 12/31/2006.......................     3.298190        3.628440         112,133
  01/01/2007 to 12/31/2007.......................     3.628440        3.306251          94,458

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.398010        2.505536               0
  01/01/2002 to 12/31/2002.......................     2.505536        2.236337               0
  01/01/2003 to 12/31/2003.......................     2.236337        2.904875         231,534
  01/01/2004 to 12/31/2004.......................     2.904875        3.126989         399,387
  01/01/2005 to 12/31/2005.......................     3.126989        3.367724         373,412
  01/01/2006 to 12/31/2006.......................     3.367724        3.708654         283,538
  01/01/2007 to 12/31/2007.......................     3.708654        3.382715         263,238
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.867642        1.161131          17,397
  01/01/2004 to 12/31/2004.......................     1.161131        1.372355         362,991
  01/01/2005 to 12/31/2005.......................     1.372355        1.537545         523,008
  01/01/2006 to 12/31/2006.......................     1.537545        1.942959         569,430
  01/01/2007 to 12/31/2007.......................     1.942959        1.883919         447,398
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.056359        0.877835         277,772
  01/01/2003 to 12/31/2003.......................     0.877835        1.163504               0
  01/01/2004 to 12/31/2004.......................     1.163504        1.377032          17,062
  01/01/2005 to 12/31/2005.......................     1.377032        1.543286          17,209
  01/01/2006 to 12/31/2006.......................     1.543286        1.952280          23,037
  01/01/2007 to 12/31/2007.......................     1.952280        1.895229          23,624
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.177387        1.265937          57,797
  01/01/2005 to 12/31/2005.......................     1.265937        1.221069         103,536
  01/01/2006 to 12/31/2006.......................     1.221069        1.411175         191,084
  01/01/2007 to 12/31/2007.......................     1.411175        1.328061         184,399
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.161613        0.949257          25,941
  01/01/2003 to 12/31/2003.......................     0.949257        1.166833         124,213
  01/01/2004 to 12/31/2004.......................     1.166833        1.273436         158,817
  01/01/2005 to 12/31/2005.......................     1.273436        1.229648         121,532
  01/01/2006 to 12/31/2006.......................     1.229648        1.422232         121,176
  01/01/2007 to 12/31/2007.......................     1.422232        1.339827         109,554
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   127.012722      155.237739              21
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.395851        0.473769          21,777
  01/01/2006 to 12/31/2006.......................     0.473769        0.476371          21,777
  01/01/2007 to 12/31/2007.......................     0.476371        0.520322          33,159
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.413345        0.429943               0
  01/01/2005 to 04/30/2005.......................     0.429943        0.391129               0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.396131        0.474791         130,805
  01/01/2006 to 12/31/2006.......................     0.474791        0.477746          69,883
  01/01/2007 to 12/31/2007.......................     0.477746        0.522552          53,605
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.570787        0.487828         182,320
  01/01/2002 to 12/31/2002.......................     0.487828        0.339806         201,314
  01/01/2003 to 12/31/2003.......................     0.339806        0.418895         244,394
  01/01/2004 to 12/31/2004.......................     0.418895        0.429955         145,134
  01/01/2005 to 04/30/2005.......................     0.429955        0.395027               0

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.136200        0.960092           5,923
  01/01/2003 to 12/31/2003.......................     0.960092        1.188010          21,850
  01/01/2004 to 12/31/2004.......................     1.188010        1.332796          48,192
  01/01/2005 to 12/31/2005.......................     1.332796        1.412470          37,164
  01/01/2006 to 12/31/2006.......................     1.412470        1.588558          44,541
  01/01/2007 to 12/31/2007.......................     1.588558        1.515493          63,014
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.950839        0.771837         107,551
  01/01/2002 to 12/31/2002.......................     0.771837        0.523633         211,745
  01/01/2003 to 12/31/2003.......................     0.523633        0.667104         196,256
  01/01/2004 to 12/31/2004.......................     0.667104        0.709405         155,673
  01/01/2005 to 12/31/2005.......................     0.709405        0.790201         164,558
  01/01/2006 to 12/31/2006.......................     0.790201        0.761508         156,670
  01/01/2007 to 12/31/2007.......................     0.761508        0.763649         100,878
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     9.000686        9.614354           3,572
  01/01/2007 to 12/31/2007.......................     9.614354        8.870788           3,545
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.081307        1.109395          23,997
  01/01/2002 to 12/31/2002.......................     1.109395        1.196133          75,524
  01/01/2003 to 12/31/2003.......................     1.196133        1.212698         311,544
  01/01/2004 to 12/31/2004.......................     1.212698        1.234931         389,638
  01/01/2005 to 12/31/2005.......................     1.234931        1.233588         486,389
  01/01/2006 to 12/31/2006.......................     1.233588        1.255961         483,023
  01/01/2007 to 12/31/2007.......................     1.255961        1.313615         405,388
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.216389        2.502291          11,597
  01/01/2005 to 12/31/2005.......................     2.502291        2.617958          25,452
  01/01/2006 to 12/31/2006.......................     2.617958        2.988475          51,117
  01/01/2007 to 12/31/2007.......................     2.988475        3.271123          57,190
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.282672        2.154109          15,539
  01/01/2002 to 12/31/2002.......................     2.154109        1.655281          51,749
  01/01/2003 to 12/31/2003.......................     1.655281        2.212305          69,640
  01/01/2004 to 12/31/2004.......................     2.212305        2.521057          97,412
  01/01/2005 to 12/31/2005.......................     2.521057        2.639934          99,754
  01/01/2006 to 12/31/2006.......................     2.639934        3.016453         103,043
  01/01/2007 to 12/31/2007.......................     3.016453        3.304879          73,758
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.324949        1.328748           5,256
  01/01/2002 to 12/31/2002.......................     1.328748        1.295619          41,947
  01/01/2003 to 12/31/2003.......................     1.295619        1.514036         405,947
  01/01/2004 to 12/31/2004.......................     1.514036        1.605976         761,359
  01/01/2005 to 12/31/2005.......................     1.605976        1.598569         851,541
  01/01/2006 to 12/31/2006.......................     1.598569        1.711199         819,116
  01/01/2007 to 12/31/2007.......................     1.711199        1.787888         689,961
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.118741        0.841585          34,441
  01/01/2003 to 12/31/2003.......................     0.841585        1.146127          51,517
  01/01/2004 to 12/31/2004.......................     1.146127        1.196231          92,697
  01/01/2005 to 12/31/2005.......................     1.196231        1.270171          89,617
  01/01/2006 to 12/31/2006.......................     1.270171        1.422380          94,555
  01/01/2007 to 12/31/2007.......................     1.422380        1.549184         181,546

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998397       11.109518               0
  01/01/2006 to 12/31/2006.......................    11.109518       12.601688          22,728
  01/01/2007 to 12/31/2007.......................    12.601688       12.760958          22,250
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998397       10.261789               0
  01/01/2006 to 12/31/2006.......................    10.261789       10.757677           3,631
  01/01/2007 to 12/31/2007.......................    10.757677       11.136526           4,194
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998397       10.478919          30,634
  01/01/2006 to 12/31/2006.......................    10.478919       11.245445         119,336
  01/01/2007 to 12/31/2007.......................    11.245445       11.557663         101,275
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.045247        1.021416          58,568
  01/01/2002 to 12/31/2002.......................     1.021416        0.850343          96,070
  01/01/2003 to 12/31/2003.......................     0.850343        1.122044         148,295
  01/01/2004 to 12/31/2004.......................     1.122044        1.273295         120,744
  01/01/2005 to 12/31/2005.......................     1.273295        1.398892         241,764
  01/01/2006 to 12/31/2006.......................     1.398892        1.506754         306,319
  01/01/2007 to 12/31/2007.......................     1.506754        1.588560         368,842
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998397       10.708874          65,516
  01/01/2006 to 12/31/2006.......................    10.708874       11.746060         250,282
  01/01/2007 to 12/31/2007.......................    11.746060       12.018616         460,702
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998397       10.933905         119,105
  01/01/2006 to 12/31/2006.......................    10.933905       12.247775         184,709
  01/01/2007 to 12/31/2007.......................    12.247775       12.472362         326,569
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.560497        3.289425          24,005
  01/01/2002 to 12/31/2002.......................     3.289425        2.499483          95,818
  01/01/2003 to 12/31/2003.......................     2.499483        3.134477          96,716
  01/01/2004 to 12/31/2004.......................     3.134477        3.389747         193,189
  01/01/2005 to 12/31/2005.......................     3.389747        3.469943         335,166
  01/01/2006 to 12/31/2006.......................     3.469943        3.919918         304,269
  01/01/2007 to 12/31/2007.......................     3.919918        4.035033         285,909
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.481164        8.262964             215
  01/01/2005 to 12/31/2005.......................     8.262964        8.663158           2,936
  01/01/2006 to 04/30/2006.......................     8.663158        9.038131           3,418
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.884152        0.817414               0
  01/01/2002 to 12/31/2002.......................     0.817414        0.639359             113
  01/01/2003 to 12/31/2003.......................     0.639359        0.761825           8,586
  01/01/2004 to 12/31/2004.......................     0.761825        0.831330         160,731
  01/01/2005 to 12/31/2005.......................     0.831330        0.873322         171,139
  01/01/2006 to 04/30/2006.......................     0.873322        0.911419               0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.964571        0.863251          11,616
  01/01/2002 to 12/31/2002.......................     0.863251        0.641647          43,565
  01/01/2003 to 12/31/2003.......................     0.641647        0.779763          66,762
  01/01/2004 to 04/30/2004.......................     0.779763        0.792445          74,364

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.924647        0.843728           5,957
  01/01/2002 to 12/31/2002.......................     0.843728        0.729778          46,061
  01/01/2003 to 12/31/2003.......................     0.729778        0.945026         101,377
  01/01/2004 to 12/31/2004.......................     0.945026        1.107999         143,409
  01/01/2005 to 12/31/2005.......................     1.107999        1.265120         194,392
  01/01/2006 to 12/31/2006.......................     1.265120        1.570349         335,760
  01/01/2007 to 12/31/2007.......................     1.570349        1.744527         337,842
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.348043        3.627233         525,031
  01/01/2005 to 12/31/2005.......................     3.627233        3.658797         174,883
  01/01/2006 to 12/31/2006.......................     3.658797        4.016546         189,803
  01/01/2007 to 12/31/2007.......................     4.016546        4.100743         149,327
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.445146        1.415219          68,427
  01/01/2002 to 12/31/2002.......................     1.415219        1.197402         308,024
  01/01/2003 to 12/31/2003.......................     1.197402        1.404814         261,686
  01/01/2004 to 04/30/2004.......................     1.404814        1.390032         607,241
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.930958        0.836899           6,859
  01/01/2002 to 12/31/2002.......................     0.836899        0.683168          42,456
  01/01/2003 to 12/31/2003.......................     0.683168        0.919223          83,836
  01/01/2004 to 12/31/2004.......................     0.919223        1.075152         263,650
  01/01/2005 to 12/31/2005.......................     1.075152        1.190811         449,763
  01/01/2006 to 12/31/2006.......................     1.190811        1.465061         599,910
  01/01/2007 to 12/31/2007.......................     1.465061        1.587756         563,321
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.528486        1.475044           5,550
  01/01/2002 to 12/31/2002.......................     1.475044        1.303133           5,590
  01/01/2003 to 12/31/2003.......................     1.303133        1.740135         138,714
  01/01/2004 to 12/31/2004.......................     1.740135        2.093150         232,084
  01/01/2005 to 12/31/2005.......................     2.093150        2.297706         387,653
  01/01/2006 to 12/31/2006.......................     2.297706        2.505783         510,618
  01/01/2007 to 12/31/2007.......................     2.505783        2.535528         500,367
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998397       12.786410          13,564
  01/01/2005 to 12/31/2005.......................    12.786410       14.206292          35,504
  01/01/2006 to 12/31/2006.......................    14.206292       19.168944          72,880
  01/01/2007 to 12/31/2007.......................    19.168944       15.975954          43,562
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.765357        8.401066               0
  01/01/2006 to 12/31/2006.......................     8.401066        8.866752           4,921
  01/01/2007 to 12/31/2007.......................     8.866752        9.936998           6,667
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.259526       14.090257               0
  01/01/2005 to 12/31/2005.......................    14.090257       16.027126             326
  01/01/2006 to 12/31/2006.......................    16.027126       18.288645           2,558
  01/01/2007 to 12/31/2007.......................    18.288645       19.056539           7,347
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.815353       10.881304           1,811
  01/01/2007 to 12/31/2007.......................    10.881304       11.822230          10,279

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.005452        1.048627               0
  01/01/2002 to 12/31/2002.......................     1.048627        1.123949         142,585
  01/01/2003 to 12/31/2003.......................     1.123949        1.149700       1,012,550
  01/01/2004 to 12/31/2004.......................     1.149700        1.183594       1,115,374
  01/01/2005 to 12/31/2005.......................     1.183594        1.186889       1,197,306
  01/01/2006 to 12/31/2006.......................     1.186889        1.216618       1,143,591
  01/01/2007 to 12/31/2007.......................     1.216618        1.283246       1,050,257
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.756284        0.606431          16,536
  01/01/2002 to 12/31/2002.......................     0.606431        0.293005          65,868
  01/01/2003 to 12/31/2003.......................     0.293005        0.452785         198,811
  01/01/2004 to 12/31/2004.......................     0.452785        0.424869         327,498
  01/01/2005 to 12/31/2005.......................     0.424869        0.462589         434,081
  01/01/2006 to 12/31/2006.......................     0.462589        0.477935         324,315
  01/01/2007 to 12/31/2007.......................     0.477935        0.616401         221,339
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.200603        1.164191          41,306
  01/01/2002 to 12/31/2002.......................     1.164191        0.906299          77,389
  01/01/2003 to 12/31/2003.......................     0.906299        1.295122         113,352
  01/01/2004 to 12/31/2004.......................     1.295122        1.491071         169,809
  01/01/2005 to 12/31/2005.......................     1.491071        1.525247         159,237
  01/01/2006 to 12/31/2006.......................     1.525247        1.758852         223,695
  01/01/2007 to 12/31/2007.......................     1.758852        1.695299         182,743
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.083503        1.169830          17,481
  01/01/2005 to 12/31/2005.......................     1.169830        1.219899          36,035
  01/01/2006 to 12/31/2006.......................     1.219899        1.350528         136,717
  01/01/2007 to 12/31/2007.......................     1.350528        1.445504         231,951
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.928979        0.819713          24,117
  01/01/2002 to 12/31/2002.......................     0.819713        0.449852          92,081
  01/01/2003 to 12/31/2003.......................     0.449852        0.602810         624,371
  01/01/2004 to 12/31/2004.......................     0.602810        0.696503         857,272
  01/01/2005 to 12/31/2005.......................     0.696503        0.783007         857,147
  01/01/2006 to 12/31/2006.......................     0.783007        0.815261         877,594
  01/01/2007 to 12/31/2007.......................     0.815261        0.940438         813,294
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.190237        1.264309          24,891
  01/01/2005 to 12/31/2005.......................     1.264309        1.372832          28,765
  01/01/2006 to 12/31/2006.......................     1.372832        1.395240          40,947
  01/01/2007 to 12/31/2007.......................     1.395240        1.498575          54,706
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.770673        1.870319          52,991
  01/01/2005 to 12/31/2005.......................     1.870319        1.881289         166,706
  01/01/2006 to 12/31/2006.......................     1.881289        1.934086         226,759
  01/01/2007 to 12/31/2007.......................     1.934086        1.966784         212,004

                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.496872        1.527317          18,898
  01/01/2002 to 12/31/2002.......................     1.527317        1.638059         156,100
  01/01/2003 to 12/31/2003.......................     1.638059        1.807173         420,899
  01/01/2004 to 12/31/2004.......................     1.807173        1.886965         620,532
  01/01/2005 to 12/31/2005.......................     1.886965        1.900076         633,408
  01/01/2006 to 12/31/2006.......................     1.900076        1.953952         557,480
  01/01/2007 to 12/31/2007.......................     1.953952        1.990523         539,022
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.463541        1.492981           7,193
  01/01/2005 to 12/31/2005.......................     1.492981        1.484593         114,390
  01/01/2006 to 12/31/2006.......................     1.484593        1.513002          86,982
  01/01/2007 to 12/31/2007.......................     1.513002        1.543470          77,834
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.382767        1.420413          81,484
  01/01/2002 to 12/31/2002.......................     1.420413        1.499178         307,626
  01/01/2003 to 12/31/2003.......................     1.499178        1.492986         464,934
  01/01/2004 to 12/31/2004.......................     1.492986        1.505148         548,668
  01/01/2005 to 12/31/2005.......................     1.505148        1.499477         538,925
  01/01/2006 to 12/31/2006.......................     1.499477        1.529055         487,737
  01/01/2007 to 12/31/2007.......................     1.529055        1.561331         394,486


                                                           2.20% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.794839       14.403530           9,302
  01/01/2007 to 12/31/2007.......................    14.403530       14.557391          21,975
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.431058        1.315721           2,408
  01/01/2002 to 12/31/2002.......................     1.315721        1.041846          38,659
  01/01/2003 to 12/31/2003.......................     1.041846        1.564764         118,628
  01/01/2004 to 12/31/2004.......................     1.564764        1.850253         216,798
  01/01/2005 to 12/31/2005.......................     1.850253        2.269019         373,694
  01/01/2006 to 12/31/2006.......................     2.269019        2.753726         531,915
  01/01/2007 to 12/31/2007.......................     2.753726        3.270664         547,658
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.297123        9.950260          16,083
  01/01/2002 to 12/31/2002.......................     9.950260        7.353160          66,881
  01/01/2003 to 12/31/2003.......................     7.353160        9.841006         180,121
  01/01/2004 to 12/31/2004.......................     9.841006       10.829321         250,582
  01/01/2005 to 12/31/2005.......................    10.829321       12.309813         278,813
  01/01/2006 to 12/31/2006.......................    12.309813       13.273138         286,635
  01/01/2007 to 12/31/2007.......................    13.273138       14.585937         247,843

                                                           2.20% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.655703        7.401072           9,338
  01/01/2002 to 12/31/2002.......................     7.401072        5.911793          41,859
  01/01/2003 to 12/31/2003.......................     5.911793        7.658592         191,525
  01/01/2004 to 12/31/2004.......................     7.658592        8.268729         306,459
  01/01/2005 to 12/31/2005.......................     8.268729        8.561100         346,257
  01/01/2006 to 12/31/2006.......................     8.561100        9.648645         371,609
  01/01/2007 to 12/31/2007.......................     9.648645        9.913486         347,736



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    30.490081       33.669887              0
  01/01/2005 to 12/31/2005.......................    33.669887       36.448314              0
  01/01/2006 to 12/31/2006.......................    36.448314       38.039193              0
  01/01/2007 to 12/31/2007.......................    38.039193       44.826570              0
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.408891        3.521507              0
  01/01/2002 to 12/31/2002.......................     3.521507        3.733737             29
  01/01/2003 to 12/31/2003.......................     3.733737        3.864128         21,027
  01/01/2004 to 12/31/2004.......................     3.864128        3.945428         19,377
  01/01/2005 to 12/31/2005.......................     3.945428        3.950841         22,229
  01/01/2006 to 12/31/2006.......................     3.950841        4.033040         17,755
  01/01/2007 to 12/31/2007.......................     4.033040        4.190808          6,337
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.747219       34.117212              0
  01/01/2005 to 12/31/2005.......................    34.117212       34.386285              0
  01/01/2006 to 12/31/2006.......................    34.386285       37.160821              0
  01/01/2007 to 12/31/2007.......................    37.160821       38.466755              0
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     6.768414        6.799072              0
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.353418        5.785748              0
  01/01/2002 to 12/31/2002.......................     5.785748        4.180522             16
  01/01/2003 to 12/31/2003.......................     4.180522        5.323306              0
  01/01/2004 to 12/31/2004.......................     5.323306        5.770587              0
  01/01/2005 to 12/31/2005.......................     5.770587        5.844259              0
  01/01/2006 to 12/31/2006.......................     5.844259        6.521369              0
  01/01/2007 to 04/27/2007.......................     6.521369        6.825799              0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.056325        1.160695              0
  01/01/2005 to 12/31/2005.......................     1.160695        1.201005              0
  01/01/2006 to 12/31/2006.......................     1.201005        1.402492              0
  01/01/2007 to 12/31/2007.......................     1.402492        1.417584              0
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.789233          5,415
  01/01/2003 to 12/31/2003.......................     0.789233        1.047551         18,024
  01/01/2004 to 12/31/2004.......................     1.047551        1.163534         16,889
  01/01/2005 to 12/31/2005.......................     1.163534        1.205466         16,830
  01/01/2006 to 12/31/2006.......................     1.205466        1.408589         16,224
  01/01/2007 to 12/31/2007.......................     1.408589        1.425718         15,153
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.190778        2.391001              0
  01/01/2005 to 12/31/2005.......................     2.391001        2.502078              0
  01/01/2006 to 12/31/2006.......................     2.502078        2.547958              0
  01/01/2007 to 12/31/2007.......................     2.547958        2.957541              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.871750        2.615172              0
  01/01/2002 to 12/31/2002.......................     2.615172        1.711329             35
  01/01/2003 to 12/31/2003.......................     1.711329        2.263043              0
  01/01/2004 to 12/31/2004.......................     2.263043        2.409027              0
  01/01/2005 to 12/31/2005.......................     2.409027        2.523252              0
  01/01/2006 to 12/31/2006.......................     2.523252        2.572298              0
  01/01/2007 to 12/31/2007.......................     2.572298        2.988588              0
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     1.990499        1.995654              0
  01/01/2002 to 12/31/2002.......................     1.995654        1.978926          2,170
  01/01/2003 to 12/31/2003.......................     1.978926        1.950508          9,680
  01/01/2004 to 12/31/2004.......................     1.950508        1.925813         36,414
  01/01/2005 to 12/31/2005.......................     1.925813        1.937556         10,168
  01/01/2006 to 12/31/2006.......................     1.937556        1.985733         10,260
  01/01/2007 to 12/31/2007.......................     1.985733        2.039902         10,594
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.574532        1.764366              0
  01/01/2005 to 12/31/2005.......................     1.764366        1.797152              0
  01/01/2006 to 12/31/2006.......................     1.797152        2.051324              0
  01/01/2007 to 12/31/2007.......................     2.051324        1.936260              0
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.420278        1.385578              0
  01/01/2002 to 12/31/2002.......................     1.385578        1.066310             70
  01/01/2003 to 12/31/2003.......................     1.066310        1.566922              0
  01/01/2004 to 12/31/2004.......................     1.566922        1.768749              0
  01/01/2005 to 12/31/2005.......................     1.768749        1.802423              0
  01/01/2006 to 12/31/2006.......................     1.802423        2.060858              0
  01/01/2007 to 12/31/2007.......................     2.060858        1.947570              0
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.476731       11.077806              0
  01/01/2007 to 12/31/2007.......................    11.077806       11.443456              0
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.666941       11.330716              0
  01/01/2007 to 12/31/2007.......................    11.330716       11.729135              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.698663        2.892945              0
  01/01/2005 to 12/31/2005.......................     2.892945        3.119287              0
  01/01/2006 to 12/31/2006.......................     3.119287        3.495569              0
  01/01/2007 to 12/31/2007.......................     3.495569        3.574789              0
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.678428        2.533570              0
  01/01/2002 to 12/31/2002.......................     2.533570        2.072358             37
  01/01/2003 to 12/31/2003.......................     2.072358        2.655693              0
  01/01/2004 to 12/31/2004.......................     2.655693        2.919016              0
  01/01/2005 to 12/31/2005.......................     2.919016        3.151414              0
  01/01/2006 to 12/31/2006.......................     3.151414        3.534201              0
  01/01/2007 to 12/31/2007.......................     3.534201        3.617358              0
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.093169        1.243813              0
  01/01/2005 to 12/31/2005.......................     1.243813        1.433681              0
  01/01/2006 to 12/31/2006.......................     1.433681        1.633423              0
  01/01/2007 to 12/31/2007.......................     1.633423        1.762107              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.180315        1.075100              0
  01/01/2002 to 12/31/2002.......................     1.075100        0.868076             85
  01/01/2003 to 12/31/2003.......................     0.868076        1.088260              0
  01/01/2004 to 12/31/2004.......................     1.088260        1.258817              0
  01/01/2005 to 12/31/2005.......................     1.258817        1.453615              0
  01/01/2006 to 12/31/2006.......................     1.453615        1.656600              0
  01/01/2007 to 12/31/2007.......................     1.656600        1.789310              0
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.127362       16.250227              0
  01/01/2007 to 12/31/2007.......................    16.250227       16.519591              0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.807111            100
  01/01/2003 to 12/31/2003.......................     0.807111        1.124118              0
  01/01/2004 to 04/30/2004.......................     1.124118        1.111747              0
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.830692        1.504357              0
  01/01/2002 to 12/31/2002.......................     1.504357        1.044351             55
  01/01/2003 to 12/31/2003.......................     1.044351        1.374567              0
  01/01/2004 to 12/31/2004.......................     1.374567        1.573986              0
  01/01/2005 to 12/31/2005.......................     1.573986        1.645715              0
  01/01/2006 to 12/31/2006.......................     1.645715        1.799673              0
  01/01/2007 to 12/31/2007.......................     1.799673        1.906904              0
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.154053        2.420078              0
  01/01/2005 to 12/31/2005.......................     2.420078        2.619758              0
  01/01/2006 to 12/31/2006.......................     2.619758        2.867462              0
  01/01/2007 to 12/31/2007.......................     2.867462        2.921095              0
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.474725        2.240022              0
  01/01/2002 to 12/31/2002.......................     2.240022        1.766109             40
  01/01/2003 to 12/31/2003.......................     1.766109        2.194107              0
  01/01/2004 to 12/31/2004.......................     2.194107        2.442214              0
  01/01/2005 to 12/31/2005.......................     2.442214        2.646029              0
  01/01/2006 to 12/31/2006.......................     2.646029        2.899017              0
  01/01/2007 to 12/31/2007.......................     2.899017        2.956140              0
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.952748        0.876193              0
  01/01/2002 to 12/31/2002.......................     0.876193        0.617989            105
  01/01/2003 to 12/31/2003.......................     0.617989        0.875959              0
  01/01/2004 to 12/31/2004.......................     0.875959        0.954277              0
  01/01/2005 to 12/31/2005.......................     0.954277        0.976511              0
  01/01/2006 to 12/31/2006.......................     0.976511        1.050265              0
  01/01/2007 to 12/31/2007.......................     1.050265        1.073770              0
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.819611        3.047524              0
  01/01/2005 to 12/31/2005.......................     3.047524        3.277353              0
  01/01/2006 to 12/31/2006.......................     3.277353        3.603719              0
  01/01/2007 to 12/31/2007.......................     3.603719        3.282074              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.388226        2.494693              0
  01/01/2002 to 12/31/2002.......................     2.494693        2.225548             42
  01/01/2003 to 12/31/2003.......................     2.225548        2.889418          8,959
  01/01/2004 to 12/31/2004.......................     2.889418        3.108792          7,320
  01/01/2005 to 12/31/2005.......................     3.108792        3.346457          8,555
  01/01/2006 to 12/31/2006.......................     3.346457        3.683397          7,935
  01/01/2007 to 12/31/2007.......................     3.683397        3.357988              0
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.866966        1.159838              0
  01/01/2004 to 12/31/2004.......................     1.159838        1.370141              0
  01/01/2005 to 12/31/2005.......................     1.370141        1.534299              0
  01/01/2006 to 12/31/2006.......................     1.534299        1.937892              0
  01/01/2007 to 12/31/2007.......................     1.937892        1.878061              0
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.056063        0.877293             95
  01/01/2003 to 12/31/2003.......................     0.877293        1.162207              0
  01/01/2004 to 12/31/2004.......................     1.162207        1.374808              0
  01/01/2005 to 12/31/2005.......................     1.374808        1.540026              0
  01/01/2006 to 12/31/2006.......................     1.540026        1.947185          8,897
  01/01/2007 to 12/31/2007.......................     1.947185        1.889333          8,855
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.174162        1.262051              0
  01/01/2005 to 12/31/2005.......................     1.262051        1.216714              0
  01/01/2006 to 12/31/2006.......................     1.216714        1.405441              0
  01/01/2007 to 12/31/2007.......................     1.405441        1.322000              0
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.159596        0.947298             86
  01/01/2003 to 12/31/2003.......................     0.947298        1.163845              0
  01/01/2004 to 12/31/2004.......................     1.163845        1.269538              0
  01/01/2005 to 12/31/2005.......................     1.269538        1.225273              0
  01/01/2006 to 12/31/2006.......................     1.225273        1.416466              0
  01/01/2007 to 12/31/2007.......................     1.416466        1.333724              0
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   125.426928      153.248132              0
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.394860        0.472427              0
  01/01/2006 to 12/31/2006.......................     0.472427        0.474784              0
  01/01/2007 to 12/31/2007.......................     0.474784        0.518329              0
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.412516        0.428939              0
  01/01/2005 to 04/30/2005.......................     0.428939        0.390152              0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.395135        0.473440              0
  01/01/2006 to 12/31/2006.......................     0.473440        0.476150              0
  01/01/2007 to 12/31/2007.......................     0.476150        0.520544              0
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.570453        0.487423              0
  01/01/2002 to 12/31/2002.......................     0.487423        0.339352            175
  01/01/2003 to 12/31/2003.......................     0.339352        0.418122              0
  01/01/2004 to 12/31/2004.......................     0.418122        0.428946              0
  01/01/2005 to 04/30/2005.......................     0.428946        0.394035              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.135883        0.959496             88
  01/01/2003 to 12/31/2003.......................     0.959496        1.186679              0
  01/01/2004 to 12/31/2004.......................     1.186679        1.330636              0
  01/01/2005 to 12/31/2005.......................     1.330636        1.409478              0
  01/01/2006 to 12/31/2006.......................     1.409478        1.584402              0
  01/01/2007 to 12/31/2007.......................     1.584402        1.510768              0
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.950758        0.771578              0
  01/01/2002 to 12/31/2002.......................     0.771578        0.523195            105
  01/01/2003 to 12/31/2003.......................     0.523195        0.666195              0
  01/01/2004 to 12/31/2004.......................     0.666195        0.708083              0
  01/01/2005 to 12/31/2005.......................     0.708083        0.788334              0
  01/01/2006 to 12/31/2006.......................     0.788334        0.759330              0
  01/01/2007 to 12/31/2007.......................     0.759330        0.761083              0
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     8.969191        9.577536              0
  01/01/2007 to 12/31/2007.......................     9.577536        8.832373              0
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.079877        1.107654              0
  01/01/2002 to 12/31/2002.......................     1.107654        1.193659             93
  01/01/2003 to 12/31/2003.......................     1.193659        1.209580              0
  01/01/2004 to 12/31/2004.......................     1.209580        1.231139              0
  01/01/2005 to 12/31/2005.......................     1.231139        1.229186              0
  01/01/2006 to 12/31/2006.......................     1.229186        1.250855              0
  01/01/2007 to 12/31/2007.......................     1.250855        1.307618              0
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.205321        2.488969              0
  01/01/2005 to 12/31/2005.......................     2.488969        2.602723              0
  01/01/2006 to 12/31/2006.......................     2.602723        2.969603              0
  01/01/2007 to 12/31/2007.......................     2.969603        3.248832              0
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.274500        2.145854              0
  01/01/2002 to 12/31/2002.......................     2.145854        1.648099             44
  01/01/2003 to 12/31/2003.......................     1.648099        2.201601              0
  01/01/2004 to 12/31/2004.......................     2.201601        2.507602              0
  01/01/2005 to 12/31/2005.......................     2.507602        2.624536              0
  01/01/2006 to 12/31/2006.......................     2.624536        2.997363              0
  01/01/2007 to 12/31/2007.......................     2.997363        3.282314              0
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.321527        1.324977              0
  01/01/2002 to 12/31/2002.......................     1.324977        1.291281             76
  01/01/2003 to 12/31/2003.......................     1.291281        1.508214              0
  01/01/2004 to 12/31/2004.......................     1.508214        1.598999              0
  01/01/2005 to 12/31/2005.......................     1.598999        1.590830              0
  01/01/2006 to 12/31/2006.......................     1.590830        1.702066              0
  01/01/2007 to 12/31/2007.......................     1.702066        1.777451         16,542
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.118428        0.841067             89
  01/01/2003 to 12/31/2003.......................     0.841067        1.144844              0
  01/01/2004 to 12/31/2004.......................     1.144844        1.194293              0
  01/01/2005 to 12/31/2005.......................     1.194293        1.267482              0
  01/01/2006 to 12/31/2006.......................     1.267482        1.418660              0
  01/01/2007 to 12/31/2007.......................     1.418660        1.544356              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998356       11.105793              0
  01/01/2006 to 12/31/2006.......................    11.105793       12.591182              0
  01/01/2007 to 12/31/2007.......................    12.591182       12.743909              0
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998356       10.258346              0
  01/01/2006 to 12/31/2006.......................    10.258346       10.748706              0
  01/01/2007 to 12/31/2007.......................    10.748706       11.121648              0
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998356       10.475403              0
  01/01/2006 to 12/31/2006.......................    10.475403       11.236068              0
  01/01/2007 to 12/31/2007.......................    11.236068       11.542222              0
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.044728        1.020656              0
  01/01/2002 to 12/31/2002.......................     1.020656        0.849288             96
  01/01/2003 to 12/31/2003.......................     0.849288        1.120104              0
  01/01/2004 to 12/31/2004.......................     1.120104        1.270455              0
  01/01/2005 to 12/31/2005.......................     1.270455        1.395077              0
  01/01/2006 to 12/31/2006.......................     1.395077        1.501896              0
  01/01/2007 to 12/31/2007.......................     1.501896        1.582642              0
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998356       10.705282              0
  01/01/2006 to 12/31/2006.......................    10.705282       11.736267              0
  01/01/2007 to 12/31/2007.......................    11.736267       12.002559              0
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998356       10.930238              0
  01/01/2006 to 12/31/2006.......................    10.930238       12.237564              0
  01/01/2007 to 12/31/2007.......................    12.237564       12.455699              0
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.540662        3.270288              0
  01/01/2002 to 12/31/2002.......................     3.270288        2.483694             28
  01/01/2003 to 12/31/2003.......................     2.483694        3.113107          8,329
  01/01/2004 to 12/31/2004.......................     3.113107        3.364950          6,757
  01/01/2005 to 12/31/2005.......................     3.364950        3.442842          8,315
  01/01/2006 to 12/31/2006.......................     3.442842        3.887365          7,484
  01/01/2007 to 12/31/2007.......................     3.887365        3.999512          6,384
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.462424        8.239533              0
  01/01/2005 to 12/31/2005.......................     8.239533        8.634287              0
  01/01/2006 to 04/30/2006.......................     8.634287        9.006555              0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.883191        0.816319              0
  01/01/2002 to 12/31/2002.......................     0.816319        0.638189            113
  01/01/2003 to 12/31/2003.......................     0.638189        0.760051              0
  01/01/2004 to 12/31/2004.......................     0.760051        0.828979              0
  01/01/2005 to 12/31/2005.......................     0.828979        0.870418              0
  01/01/2006 to 04/30/2006.......................     0.870418        0.908242              0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.963522        0.862102              0
  01/01/2002 to 12/31/2002.......................     0.862102        0.640473            104
  01/01/2003 to 12/31/2003.......................     0.640473        0.777952              0
  01/01/2004 to 04/30/2004.......................     0.777952        0.790475              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.924469        0.843356              0
  01/01/2002 to 12/31/2002.......................     0.843356        0.729093            108
  01/01/2003 to 12/31/2003.......................     0.729093        0.943663              0
  01/01/2004 to 12/31/2004.......................     0.943663        1.105847              0
  01/01/2005 to 12/31/2005.......................     1.105847        1.262034              0
  01/01/2006 to 12/31/2006.......................     1.262034        1.565737              0
  01/01/2007 to 12/31/2007.......................     1.565737        1.738529         29,374
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.319673        3.595305        250,642
  01/01/2005 to 12/31/2005.......................     3.595305        3.624784          5,447
  01/01/2006 to 12/31/2006.......................     3.624784        3.977223          5,425
  01/01/2007 to 12/31/2007.......................     3.977223        4.058554          5,323
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.440332        1.410159              0
  01/01/2002 to 12/31/2002.......................     1.410159        1.192516          3,587
  01/01/2003 to 12/31/2003.......................     1.192516        1.398391         13,502
  01/01/2004 to 04/30/2004.......................     1.398391        1.383449         13,502
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.929727        0.835582              0
  01/01/2002 to 12/31/2002.......................     0.835582        0.681741            108
  01/01/2003 to 12/31/2003.......................     0.681741        0.916841              0
  01/01/2004 to 12/31/2004.......................     0.916841        1.071828              0
  01/01/2005 to 12/31/2005.......................     1.071828        1.186538              0
  01/01/2006 to 12/31/2006.......................     1.186538        1.459077              0
  01/01/2007 to 12/31/2007.......................     1.459077        1.580475              0
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.526466        1.472721              0
  01/01/2002 to 12/31/2002.......................     1.472721        1.300445             66
  01/01/2003 to 12/31/2003.......................     1.300445        1.735700              0
  01/01/2004 to 12/31/2004.......................     1.735700        2.086768              0
  01/01/2005 to 12/31/2005.......................     2.086768        2.289560              0
  01/01/2006 to 12/31/2006.......................     2.289560        2.495654              0
  01/01/2007 to 12/31/2007.......................     2.495654        2.524009              0
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998356       12.782124              0
  01/01/2005 to 12/31/2005.......................    12.782124       14.194452              0
  01/01/2006 to 12/31/2006.......................    14.194452       19.143432            888
  01/01/2007 to 12/31/2007.......................    19.143432       15.946665          4,086
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.748987        8.380577              0
  01/01/2006 to 12/31/2006.......................     8.380577        8.840718              0
  01/01/2007 to 12/31/2007.......................     8.840718        9.902842              0
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.215636       14.035159              0
  01/01/2005 to 12/31/2005.......................    14.035159       15.956500              0
  01/01/2006 to 12/31/2006.......................    15.956500       18.198977              0
  01/01/2007 to 12/31/2007.......................    18.198977       18.953574              0
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.799124       10.861374              0
  01/01/2007 to 12/31/2007.......................    10.861374       11.794647              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.005260        1.048166              0
  01/01/2002 to 12/31/2002.......................     1.048166        1.122889             99
  01/01/2003 to 12/31/2003.......................     1.122889        1.148048              0
  01/01/2004 to 12/31/2004.......................     1.148048        1.181301              0
  01/01/2005 to 12/31/2005.......................     1.181301        1.183999              0
  01/01/2006 to 12/31/2006.......................     1.183999        1.213051              0
  01/01/2007 to 12/31/2007.......................     1.213051        1.278841              0
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.756138        0.606160              0
  01/01/2002 to 12/31/2002.......................     0.606160        0.292724            132
  01/01/2003 to 12/31/2003.......................     0.292724        0.452115              0
  01/01/2004 to 12/31/2004.......................     0.452115        0.424028              0
  01/01/2005 to 12/31/2005.......................     0.424028        0.461443              0
  01/01/2006 to 12/31/2006.......................     0.461443        0.476513              0
  01/01/2007 to 12/31/2007.......................     0.476513        0.614258              0
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.199015        1.162354              0
  01/01/2002 to 12/31/2002.......................     1.162354        0.904411             83
  01/01/2003 to 12/31/2003.......................     0.904411        1.291773              0
  01/01/2004 to 12/31/2004.......................     1.291773        1.486470              0
  01/01/2005 to 12/31/2005.......................     1.486470        1.519783              0
  01/01/2006 to 12/31/2006.......................     1.519783        1.751677              0
  01/01/2007 to 12/31/2007.......................     1.751677        1.687534              0
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.080534        1.166238              0
  01/01/2005 to 12/31/2005.......................     1.166238        1.215547              0
  01/01/2006 to 12/31/2006.......................     1.215547        1.345040              0
  01/01/2007 to 12/31/2007.......................     1.345040        1.438905              0
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.928800        0.819360              0
  01/01/2002 to 12/31/2002.......................     0.819360        0.449436            108
  01/01/2003 to 12/31/2003.......................     0.449436        0.601967              0
  01/01/2004 to 12/31/2004.......................     0.601967        0.695180              0
  01/01/2005 to 12/31/2005.......................     0.695180        0.781130              0
  01/01/2006 to 12/31/2006.......................     0.781130        0.812900              0
  01/01/2007 to 12/31/2007.......................     0.812900        0.937244              0
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.185973        1.259362              0
  01/01/2005 to 12/31/2005.......................     1.259362        1.366780              0
  01/01/2006 to 12/31/2006.......................     1.366780        1.388395              0
  01/01/2007 to 12/31/2007.......................     1.388395        1.490474              0
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.762272        1.860828              0
  01/01/2005 to 12/31/2005.......................     1.860828        1.870809              0
  01/01/2006 to 12/31/2006.......................     1.870809        1.922353              0
  01/01/2007 to 12/31/2007.......................     1.922353        1.953871              0

                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.491886        1.521851              0
  01/01/2002 to 12/31/2002.......................     1.521851        1.631387             67
  01/01/2003 to 12/31/2003.......................     1.631387        1.798918         28,791
  01/01/2004 to 12/31/2004.......................     1.798918        1.877404         24,291
  01/01/2005 to 12/31/2005.......................     1.877404        1.889506         30,302
  01/01/2006 to 12/31/2006.......................     1.889506        1.942114         28,405
  01/01/2007 to 12/31/2007.......................     1.942114        1.977469         12,912
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.456597        1.485405              0
  01/01/2005 to 12/31/2005.......................     1.485405        1.476323              0
  01/01/2006 to 12/31/2006.......................     1.476323        1.503823              0
  01/01/2007 to 12/31/2007.......................     1.503823        1.533336              0
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.378161        1.415333              0
  01/01/2002 to 12/31/2002.......................     1.415333        1.493077          2,882
  01/01/2003 to 12/31/2003.......................     1.493077        1.486167         67,373
  01/01/2004 to 12/31/2004.......................     1.486167        1.497523         64,137
  01/01/2005 to 12/31/2005.......................     1.497523        1.491136         71,974
  01/01/2006 to 12/31/2006.......................     1.491136        1.519791         60,322
  01/01/2007 to 12/31/2007.......................     1.519791        1.551092         31,051


                                                           2.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.732845       14.334049              0
  01/01/2007 to 12/31/2007.......................    14.334049       14.479886          3,527
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.428787        1.313300              0
  01/01/2002 to 12/31/2002.......................     1.313300        1.039406             70
  01/01/2003 to 12/31/2003.......................     1.039406        1.560333              0
  01/01/2004 to 12/31/2004.......................     1.560333        1.844088              0
  01/01/2005 to 12/31/2005.......................     1.844088        2.260333              0
  01/01/2006 to 12/31/2006.......................     2.260333        2.741818              0
  01/01/2007 to 12/31/2007.......................     2.741818        3.254883              0
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.199225        9.861572              0
  01/01/2002 to 12/31/2002.......................     9.861572        7.283960              9
  01/01/2003 to 12/31/2003.......................     7.283960        9.743517          5,680
  01/01/2004 to 12/31/2004.......................     9.743517       10.716668          4,999
  01/01/2005 to 12/31/2005.......................    10.716668       12.175690          5,169
  01/01/2006 to 12/31/2006.......................    12.175690       13.121973          4,812
  01/01/2007 to 12/31/2007.......................    13.121973       14.412573          3,614

                                                           2.25% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.589371        7.335119              0
  01/01/2002 to 12/31/2002.......................     7.335119        5.856183             13
  01/01/2003 to 12/31/2003.......................     5.856183        7.582755          7,299
  01/01/2004 to 12/31/2004.......................     7.582755        8.182748          6,546
  01/01/2005 to 12/31/2005.......................     8.182748        8.467856          7,205
  01/01/2006 to 12/31/2006.......................     8.467856        9.538799          6,691
  01/01/2007 to 12/31/2007.......................     9.538799        9.795699          5,318



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    30.246923       33.390303              0
  01/01/2005 to 12/31/2005.......................    33.390303       36.127659              0
  01/01/2006 to 12/31/2006.......................    36.127659       37.685749              0
  01/01/2007 to 12/31/2007.......................    37.685749       44.387759             46
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.379092        3.489860              0
  01/01/2002 to 12/31/2002.......................     3.489860        3.698335              0
  01/01/2003 to 12/31/2003.......................     3.698335        3.825580         26,363
  01/01/2004 to 12/31/2004.......................     3.825580        3.904112         53,252
  01/01/2005 to 12/31/2005.......................     3.904112        3.907521         42,909
  01/01/2006 to 12/31/2006.......................     3.907521        3.986831         39,110
  01/01/2007 to 12/31/2007.......................     3.986831        4.140711         35,431
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.465649       33.803423             87
  01/01/2005 to 12/31/2005.......................    33.803423       34.053051             90
  01/01/2006 to 12/31/2006.......................    34.053051       36.782369             93
  01/01/2007 to 12/31/2007.......................    36.782369       38.055879             92
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     6.688046        6.716085            772
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.296436        5.732298              0
  01/01/2002 to 12/31/2002.......................     5.732298        4.139827              0
  01/01/2003 to 12/31/2003.......................     4.139827        5.268858              0
  01/01/2004 to 12/31/2004.......................     5.268858        5.708704          1,217
  01/01/2005 to 12/31/2005.......................     5.708704        5.778706          8,501
  01/01/2006 to 12/31/2006.......................     5.778706        6.445011            780
  01/01/2007 to 04/27/2007.......................     6.445011        6.744777              0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.055264        1.159145              0
  01/01/2005 to 12/31/2005.......................     1.159145        1.198804              0
  01/01/2006 to 12/31/2006.......................     1.198804        1.399224              0
  01/01/2007 to 12/31/2007.......................     1.399224        1.413570          2,560
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.788965              0
  01/01/2003 to 12/31/2003.......................     0.788965        1.046673              0
  01/01/2004 to 12/31/2004.......................     1.046673        1.161977          8,269
  01/01/2005 to 12/31/2005.......................     1.161977        1.203252          8,431
  01/01/2006 to 12/31/2006.......................     1.203252        1.405303         52,936
  01/01/2007 to 12/31/2007.......................     1.405303        1.421677         24,010
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.180383        2.378867              0
  01/01/2005 to 12/31/2005.......................     2.378867        2.488139          9,965
  01/01/2006 to 12/31/2006.......................     2.488139        2.532500         12,947
  01/01/2007 to 12/31/2007.......................     2.532500        2.938120         18,007

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.862192        2.605768              0
  01/01/2002 to 12/31/2002.......................     2.605768        1.704318              0
  01/01/2003 to 12/31/2003.......................     1.704318        2.252638          5,890
  01/01/2004 to 12/31/2004.......................     2.252638        2.396750         20,770
  01/01/2005 to 12/31/2005.......................     2.396750        2.509143         16,071
  01/01/2006 to 12/31/2006.......................     2.509143        2.556640         15,366
  01/01/2007 to 12/31/2007.......................     2.556640        2.968904         13,141
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     1.972828        1.977477              0
  01/01/2002 to 12/31/2002.......................     1.977477        1.959915              0
  01/01/2003 to 12/31/2003.......................     1.959915        1.930802          5,049
  01/01/2004 to 12/31/2004.......................     1.930802        1.905402         11,158
  01/01/2005 to 12/31/2005.......................     1.905402        1.916065         54,936
  01/01/2006 to 12/31/2006.......................     1.916065        1.962730        108,946
  01/01/2007 to 12/31/2007.......................     1.962730        2.015259          5,223
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.571519        1.760407         46,955
  01/01/2005 to 12/31/2005.......................     1.760407        1.792225         82,193
  01/01/2006 to 12/31/2006.......................     1.792225        2.044681         13,083
  01/01/2007 to 12/31/2007.......................     2.044681        1.929019         13,130
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.419575        1.384505              0
  01/01/2002 to 12/31/2002.......................     1.384505        1.064948              0
  01/01/2003 to 12/31/2003.......................     1.064948        1.564135         44,439
  01/01/2004 to 12/31/2004.......................     1.564135        1.764719         93,196
  01/01/2005 to 12/31/2005.......................     1.764719        1.797420         62,812
  01/01/2006 to 12/31/2006.......................     1.797420        2.054115         47,434
  01/01/2007 to 12/31/2007.......................     2.054115        1.940222         40,032
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.473677       11.070908              0
  01/01/2007 to 12/31/2007.......................    11.070908       11.430585              0
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.663832       11.323661              0
  01/01/2007 to 12/31/2007.......................    11.323661       11.715944              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.685861        2.878266          1,729
  01/01/2005 to 12/31/2005.......................     2.878266        3.101915         12,537
  01/01/2006 to 12/31/2006.......................     3.101915        3.474368         15,601
  01/01/2007 to 12/31/2007.......................     3.474368        3.551321          7,579
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.669516        2.524472              0
  01/01/2002 to 12/31/2002.......................     2.524472        2.063876              0
  01/01/2003 to 12/31/2003.......................     2.063876        2.643505         56,887
  01/01/2004 to 12/31/2004.......................     2.643505        2.904165         99,210
  01/01/2005 to 12/31/2005.......................     2.904165        3.133819         94,780
  01/01/2006 to 12/31/2006.......................     3.133819        3.512718         81,447
  01/01/2007 to 12/31/2007.......................     3.512718        3.593563         66,376
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.086075        1.235332            260
  01/01/2005 to 12/31/2005.......................     1.235332        1.423196         14,387
  01/01/2006 to 12/31/2006.......................     1.423196        1.620669         13,880
  01/01/2007 to 12/31/2007.......................     1.620669        1.747469         12,906

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.174327        1.069361              0
  01/01/2002 to 12/31/2002.......................     1.069361        0.863013              0
  01/01/2003 to 12/31/2003.......................     0.863013        1.081383          8,930
  01/01/2004 to 12/31/2004.......................     1.081383        1.250235         22,105
  01/01/2005 to 12/31/2005.......................     1.250235        1.442986         15,396
  01/01/2006 to 12/31/2006.......................     1.442986        1.643667         13,562
  01/01/2007 to 12/31/2007.......................     1.643667        1.774450         31,114
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    16.049592       16.166506            508
  01/01/2007 to 12/31/2007.......................    16.166506       16.426223            507
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.806844              0
  01/01/2003 to 12/31/2003.......................     0.806844        1.123190         30,026
  01/01/2004 to 04/30/2004.......................     1.123190        1.110647         41,498
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.826729        1.500697              0
  01/01/2002 to 12/31/2002.......................     1.500697        1.041289              0
  01/01/2003 to 12/31/2003.......................     1.041289        1.369860          4,015
  01/01/2004 to 12/31/2004.......................     1.369860        1.567810         81,235
  01/01/2005 to 12/31/2005.......................     1.567810        1.638441         66,463
  01/01/2006 to 12/31/2006.......................     1.638441        1.790826         42,408
  01/01/2007 to 12/31/2007.......................     1.790826        1.896577         44,510
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.142219        2.405985          2,024
  01/01/2005 to 12/31/2005.......................     2.405985        2.603205         35,279
  01/01/2006 to 12/31/2006.......................     2.603205        2.847923          5,681
  01/01/2007 to 12/31/2007.......................     2.847923        2.899731          1,939
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.464638        2.230304              0
  01/01/2002 to 12/31/2002.......................     2.230304        1.757562              0
  01/01/2003 to 12/31/2003.......................     1.757562        2.182391              0
  01/01/2004 to 12/31/2004.......................     2.182391        2.427956            462
  01/01/2005 to 12/31/2005.......................     2.427956        2.629272              0
  01/01/2006 to 12/31/2006.......................     2.629272        2.879222         21,779
  01/01/2007 to 12/31/2007.......................     2.879222        2.934480         29,926
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.952667        0.875884              0
  01/01/2002 to 12/31/2002.......................     0.875884        0.617465              0
  01/01/2003 to 12/31/2003.......................     0.617465        0.874779              0
  01/01/2004 to 12/31/2004.......................     0.874779        0.952514         83,676
  01/01/2005 to 12/31/2005.......................     0.952514        0.974222         40,023
  01/01/2006 to 12/31/2006.......................     0.974222        1.047280         26,231
  01/01/2007 to 12/31/2007.......................     1.047280        1.070180         26,345
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.819611        3.047524          1,640
  01/01/2005 to 12/31/2005.......................     3.047524        3.277353         20,566
  01/01/2006 to 12/31/2006.......................     3.277353        3.603719         14,127
  01/01/2007 to 12/31/2007.......................     3.603719        3.282074          9,924

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.378490        2.483878              0
  01/01/2002 to 12/31/2002.......................     2.483878        2.214789              0
  01/01/2003 to 12/31/2003.......................     2.214789        2.874018         28,639
  01/01/2004 to 12/31/2004.......................     2.874018        3.090673         57,495
  01/01/2005 to 12/31/2005.......................     3.090673        3.325297         27,168
  01/01/2006 to 12/31/2006.......................     3.325297        3.658283         24,323
  01/01/2007 to 12/31/2007.......................     3.658283        3.333417         14,369
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.866290        1.158543         17,562
  01/01/2004 to 12/31/2004.......................     1.158543        1.367925         64,386
  01/01/2005 to 12/31/2005.......................     1.367925        1.531055        131,907
  01/01/2006 to 12/31/2006.......................     1.531055        1.932832        101,166
  01/01/2007 to 12/31/2007.......................     1.932832        1.872216         61,185
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.170946        1.258177          9,897
  01/01/2005 to 12/31/2005.......................     1.258177        1.212374         29,012
  01/01/2006 to 12/31/2006.......................     1.212374        1.399731         30,279
  01/01/2007 to 12/31/2007.......................     1.399731        1.315967         32,462
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.157583        0.945336              0
  01/01/2003 to 12/31/2003.......................     0.945336        1.160856         36,493
  01/01/2004 to 12/31/2004.......................     1.160856        1.265644        120,973
  01/01/2005 to 12/31/2005.......................     1.265644        1.220906        112,786
  01/01/2006 to 12/31/2006.......................     1.220906        1.410715         62,250
  01/01/2007 to 12/31/2007.......................     1.410715        1.327641         35,906
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   123.860928      151.284020            489
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.393872        0.471088              0
  01/01/2006 to 12/31/2006.......................     0.471088        0.473203              0
  01/01/2007 to 12/31/2007.......................     0.473203        0.516343              0
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.411689        0.427937              0
  01/01/2005 to 04/30/2005.......................     0.427937        0.389178              0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.394146        0.472098              0
  01/01/2006 to 12/31/2006.......................     0.472098        0.474564              0
  01/01/2007 to 12/31/2007.......................     0.474564        0.518549              0
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.570119        0.487001              0
  01/01/2002 to 12/31/2002.......................     0.487001        0.338891              0
  01/01/2003 to 12/31/2003.......................     0.338891        0.417354              0
  01/01/2004 to 12/31/2004.......................     0.417354        0.427943              0
  01/01/2005 to 04/30/2005.......................     0.427943        0.393050              0
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.135566        0.958902              0
  01/01/2003 to 12/31/2003.......................     0.958902        1.185353              0
  01/01/2004 to 12/31/2004.......................     1.185353        1.328484              0
  01/01/2005 to 12/31/2005.......................     1.328484        1.406498              0
  01/01/2006 to 12/31/2006.......................     1.406498        1.580264              0
  01/01/2007 to 12/31/2007.......................     1.580264        1.506066          3,107

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.950677        0.771319              0
  01/01/2002 to 12/31/2002.......................     0.771319        0.522758              0
  01/01/2003 to 12/31/2003.......................     0.522758        0.665295              0
  01/01/2004 to 12/31/2004.......................     0.665295        0.706773         12,142
  01/01/2005 to 12/31/2005.......................     0.706773        0.786484         12,056
  01/01/2006 to 12/31/2006.......................     0.786484        0.757170        120,583
  01/01/2007 to 12/31/2007.......................     0.757170        0.758537        108,705
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     8.937807        9.540862              0
  01/01/2007 to 12/31/2007.......................     9.540862        8.794130              0
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.078558        1.106029              0
  01/01/2002 to 12/31/2002.......................     1.106029        1.191314              0
  01/01/2003 to 12/31/2003.......................     1.191314        1.206603         60,164
  01/01/2004 to 12/31/2004.......................     1.206603        1.227494         75,224
  01/01/2005 to 12/31/2005.......................     1.227494        1.224937         77,109
  01/01/2006 to 12/31/2006.......................     1.224937        1.245910         76,359
  01/01/2007 to 12/31/2007.......................     1.245910        1.301794         76,370
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.194308        2.475719            424
  01/01/2005 to 12/31/2005.......................     2.475719        2.587577         23,572
  01/01/2006 to 12/31/2006.......................     2.587577        2.950849         14,094
  01/01/2007 to 12/31/2007.......................     2.950849        3.226693          2,930
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.266363        2.137609              0
  01/01/2002 to 12/31/2002.......................     2.137609        1.640950              0
  01/01/2003 to 12/31/2003.......................     1.640950        2.190971          9,177
  01/01/2004 to 12/31/2004.......................     2.190971        2.494244         15,138
  01/01/2005 to 12/31/2005.......................     2.494244        2.609256         21,158
  01/01/2006 to 12/31/2006.......................     2.609256        2.978427         20,003
  01/01/2007 to 12/31/2007.......................     2.978427        3.259939         15,047
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.330042        1.333178              0
  01/01/2002 to 12/31/2002.......................     1.333178        1.298637              0
  01/01/2003 to 12/31/2003.......................     1.298637        1.516050         16,271
  01/01/2004 to 12/31/2004.......................     1.516050        1.606501         41,785
  01/01/2005 to 12/31/2005.......................     1.606501        1.597498         74,505
  01/01/2006 to 12/31/2006.......................     1.597498        1.708349         82,813
  01/01/2007 to 12/31/2007.......................     1.708349        1.783117         78,255
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.118116        0.840553              0
  01/01/2003 to 12/31/2003.......................     0.840553        1.143575         21,268
  01/01/2004 to 12/31/2004.......................     1.143575        1.192371         39,133
  01/01/2005 to 12/31/2005.......................     1.192371        1.264812         38,396
  01/01/2006 to 12/31/2006.......................     1.264812        1.414967         23,002
  01/01/2007 to 12/31/2007.......................     1.414967        1.539561         27,495
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998315       11.102071          2,944
  01/01/2006 to 12/31/2006.......................    11.102071       12.580693          2,941
  01/01/2007 to 12/31/2007.......................    12.580693       12.726895          2,939
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998315       10.254906              0
  01/01/2006 to 12/31/2006.......................    10.254906       10.739749              0
  01/01/2007 to 12/31/2007.......................    10.739749       11.106799              0

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998315       10.471891              0
  01/01/2006 to 12/31/2006.......................    10.471891       11.226706              0
  01/01/2007 to 12/31/2007.......................    11.226706       11.526811          9,938
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.044227        1.019896              0
  01/01/2002 to 12/31/2002.......................     1.019896        0.848220              0
  01/01/2003 to 12/31/2003.......................     0.848220        1.118141         15,614
  01/01/2004 to 12/31/2004.......................     1.118141        1.267594         32,206
  01/01/2005 to 12/31/2005.......................     1.267594        1.391243         23,080
  01/01/2006 to 12/31/2006.......................     1.391243        1.497022         13,730
  01/01/2007 to 12/31/2007.......................     1.497022        1.576713          6,877
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998315       10.701694            261
  01/01/2006 to 12/31/2006.......................    10.701694       11.726488         20,728
  01/01/2007 to 12/31/2007.......................    11.726488       11.986534         40,156
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998315       10.926575              0
  01/01/2006 to 12/31/2006.......................    10.926575       12.227369         14,394
  01/01/2007 to 12/31/2007.......................    12.227369       12.439069         19,365
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.521031        3.251284              0
  01/01/2002 to 12/31/2002.......................     3.251284        2.468025              0
  01/01/2003 to 12/31/2003.......................     2.468025        3.091926          4,878
  01/01/2004 to 12/31/2004.......................     3.091926        3.340382          8,257
  01/01/2005 to 12/31/2005.......................     3.340382        3.416003          4,423
  01/01/2006 to 12/31/2006.......................     3.416003        3.855139          3,190
  01/01/2007 to 12/31/2007.......................     3.855139        3.964364          2,281
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.443730        8.216169              0
  01/01/2005 to 12/31/2005.......................     8.216169        8.605513              0
  01/01/2006 to 04/30/2006.......................     8.605513        8.975089              0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.882231        0.815218              0
  01/01/2002 to 12/31/2002.......................     0.815218        0.637003              0
  01/01/2003 to 12/31/2003.......................     0.637003        0.758261              0
  01/01/2004 to 12/31/2004.......................     0.758261        0.826613              0
  01/01/2005 to 12/31/2005.......................     0.826613        0.867501              0
  01/01/2006 to 04/30/2006.......................     0.867501        0.905052              0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.962475        0.860932              0
  01/01/2002 to 12/31/2002.......................     0.860932        0.639280              0
  01/01/2003 to 12/31/2003.......................     0.639280        0.776109              0
  01/01/2004 to 04/30/2004.......................     0.776109        0.788473              0
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.913776        0.833377              0
  01/01/2002 to 12/31/2002.......................     0.833377        0.720086              0
  01/01/2003 to 12/31/2003.......................     0.720086        0.931581         12,453
  01/01/2004 to 12/31/2004.......................     0.931581        1.091142         36,320
  01/01/2005 to 12/31/2005.......................     1.091142        1.244632         99,569
  01/01/2006 to 12/31/2006.......................     1.244632        1.543379         71,829
  01/01/2007 to 12/31/2007.......................     1.543379        1.712843         99,699

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.291543        3.563658         64,762
  01/01/2005 to 12/31/2005.......................     3.563658        3.591086         24,934
  01/01/2006 to 12/31/2006.......................     3.591086        3.938285         39,408
  01/01/2007 to 12/31/2007.......................     3.938285        4.016800         24,518
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.435537        1.405099              0
  01/01/2002 to 12/31/2002.......................     1.405099        1.187645              0
  01/01/2003 to 12/31/2003.......................     1.187645        1.391978         14,196
  01/01/2004 to 04/30/2004.......................     1.391978        1.376879         51,121
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.928572        0.834321              0
  01/01/2002 to 12/31/2002.......................     0.834321        0.680380              0
  01/01/2003 to 12/31/2003.......................     0.680380        0.914558              0
  01/01/2004 to 12/31/2004.......................     0.914558        1.068624          1,253
  01/01/2005 to 12/31/2005.......................     1.068624        1.182402          1,199
  01/01/2006 to 12/31/2006.......................     1.182402        1.453267              0
  01/01/2007 to 12/31/2007.......................     1.453267        1.573391              0
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.524449        1.470389              0
  01/01/2002 to 12/31/2002.......................     1.470389        1.297733              0
  01/01/2003 to 12/31/2003.......................     1.297733        1.731207          5,306
  01/01/2004 to 12/31/2004.......................     1.731207        2.080325         58,863
  01/01/2005 to 12/31/2005.......................     2.080325        2.281355        118,021
  01/01/2006 to 12/31/2006.......................     2.281355        2.485470         75,819
  01/01/2007 to 12/31/2007.......................     2.485470        2.512446         37,943
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998315       12.777839            701
  01/01/2005 to 12/31/2005.......................    12.777839       14.182623          8,203
  01/01/2006 to 12/31/2006.......................    14.182623       19.117954         10,170
  01/01/2007 to 12/31/2007.......................    19.117954       15.917430          4,945
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.732662        8.360154              0
  01/01/2006 to 12/31/2006.......................     8.360154        8.814778              0
  01/01/2007 to 12/31/2007.......................     8.814778        9.868827            401
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.171935       13.980317            107
  01/01/2005 to 12/31/2005.......................    13.980317       15.886236            589
  01/01/2006 to 12/31/2006.......................    15.886236       18.109813            571
  01/01/2007 to 12/31/2007.......................    18.109813       18.851238            542
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.782931       10.841495              0
  01/01/2007 to 12/31/2007.......................    10.841495       11.767148              0
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.005067        1.047707              0
  01/01/2002 to 12/31/2002.......................     1.047707        1.121846              0
  01/01/2003 to 12/31/2003.......................     1.121846        1.146411        146,089
  01/01/2004 to 12/31/2004.......................     1.146411        1.179026        167,218
  01/01/2005 to 12/31/2005.......................     1.179026        1.181130        177,269
  01/01/2006 to 12/31/2006.......................     1.181130        1.209509        140,044
  01/01/2007 to 12/31/2007.......................     1.209509        1.274466        125,567

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.755992        0.605880              0
  01/01/2002 to 12/31/2002.......................     0.605880        0.292440              0
  01/01/2003 to 12/31/2003.......................     0.292440        0.451458         19,399
  01/01/2004 to 12/31/2004.......................     0.451458        0.423199         48,834
  01/01/2005 to 12/31/2005.......................     0.423199        0.460312         21,816
  01/01/2006 to 12/31/2006.......................     0.460312        0.475108         22,315
  01/01/2007 to 12/31/2007.......................     0.475108        0.612139         26,080
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.197426        1.160508              0
  01/01/2002 to 12/31/2002.......................     1.160508        0.902525              0
  01/01/2003 to 12/31/2003.......................     0.902525        1.288438          8,677
  01/01/2004 to 12/31/2004.......................     1.288438        1.481890         18,127
  01/01/2005 to 12/31/2005.......................     1.481890        1.514345         27,264
  01/01/2006 to 12/31/2006.......................     1.514345        1.744540         29,627
  01/01/2007 to 12/31/2007.......................     1.744540        1.679813          4,432
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.077573        1.162657          2,171
  01/01/2005 to 12/31/2005.......................     1.162657        1.211211         29,547
  01/01/2006 to 12/31/2006.......................     1.211211        1.339573         29,022
  01/01/2007 to 12/31/2007.......................     1.339573        1.432337         25,986
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.928651        0.819014              0
  01/01/2002 to 12/31/2002.......................     0.819014        0.449045              0
  01/01/2003 to 12/31/2003.......................     0.449045        0.601135         44,461
  01/01/2004 to 12/31/2004.......................     0.601135        0.693872        124,789
  01/01/2005 to 12/31/2005.......................     0.693872        0.779272         66,704
  01/01/2006 to 12/31/2006.......................     0.779272        0.810563         90,073
  01/01/2007 to 12/31/2007.......................     0.810563        0.934079        103,454
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.181725        1.254435              0
  01/01/2005 to 12/31/2005.......................     1.254435        1.360754          8,536
  01/01/2006 to 12/31/2006.......................     1.360754        1.381585         57,256
  01/01/2007 to 12/31/2007.......................     1.381585        1.482417         33,171
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.753911        1.851386          6,651
  01/01/2005 to 12/31/2005.......................     1.851386        1.860388         16,045
  01/01/2006 to 12/31/2006.......................     1.860388        1.910692         16,977
  01/01/2007 to 12/31/2007.......................     1.910692        1.941043         10,987
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.486920        1.516402              0
  01/01/2002 to 12/31/2002.......................     1.516402        1.624734              0
  01/01/2003 to 12/31/2003.......................     1.624734        1.790682         65,852
  01/01/2004 to 12/31/2004.......................     1.790682        1.867873        300,521
  01/01/2005 to 12/31/2005.......................     1.867873        1.878977        332,073
  01/01/2006 to 12/31/2006.......................     1.878977        1.930329         97,253
  01/01/2007 to 12/31/2007.......................     1.930329        1.964483         72,467
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.449686        1.477867            529
  01/01/2005 to 12/31/2005.......................     1.477867        1.468099         71,047
  01/01/2006 to 12/31/2006.......................     1.468099        1.494700         70,250
  01/01/2007 to 12/31/2007.......................     1.494700        1.523268         79,306

                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.373574        1.410274              0
  01/01/2002 to 12/31/2002.......................     1.410274        1.486992              0
  01/01/2003 to 12/31/2003.......................     1.486992        1.479373         78,735
  01/01/2004 to 12/31/2004.......................     1.479373        1.489930        134,760
  01/01/2005 to 12/31/2005.......................     1.489930        1.482837        108,948
  01/01/2006 to 12/31/2006.......................     1.482837        1.510579         88,726
  01/01/2007 to 12/31/2007.......................     1.510579        1.540916         69,375


                                                           2.30% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.671130       14.264903            361
  01/01/2007 to 12/31/2007.......................    14.264903       14.402794          5,903
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.426521        1.310848              0
  01/01/2002 to 12/31/2002.......................     1.310848        1.036946              0
  01/01/2003 to 12/31/2003.......................     1.036946        1.555856         29,079
  01/01/2004 to 12/31/2004.......................     1.555856        1.837877        118,842
  01/01/2005 to 12/31/2005.......................     1.837877        2.251597         96,379
  01/01/2006 to 12/31/2006.......................     2.251597        2.729860         82,271
  01/01/2007 to 12/31/2007.......................     2.729860        3.239059        116,556
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.103152        9.774208              0
  01/01/2002 to 12/31/2002.......................     9.774208        7.215819              0
  01/01/2003 to 12/31/2003.......................     7.215819        9.647551         28,424
  01/01/2004 to 12/31/2004.......................     9.647551       10.605799         55,853
  01/01/2005 to 12/31/2005.......................    10.605799       12.043723         68,792
  01/01/2006 to 12/31/2006.......................    12.043723       12.973278         58,186
  01/01/2007 to 12/31/2007.......................    12.973278       14.242091         45,319
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.524304        7.270277              0
  01/01/2002 to 12/31/2002.......................     7.270277        5.801504              0
  01/01/2003 to 12/31/2003.......................     5.801504        7.508206         31,409
  01/01/2004 to 12/31/2004.......................     7.508206        8.098238         69,227
  01/01/2005 to 12/31/2005.......................     8.098238        8.376225         94,670
  01/01/2006 to 12/31/2006.......................     8.376225        9.430876         67,103
  01/01/2007 to 12/31/2007.......................     9.430876        9.680001         61,725



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                            ACCUMULATION UNIT VALUES
            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION



                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    30.005527       33.112837              0
  01/01/2005 to 12/31/2005.......................    33.112837       35.809593              0
  01/01/2006 to 12/31/2006.......................    35.809593       37.335334              0
  01/01/2007 to 12/31/2007.......................    37.335334       43.952928              0
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     3.348569        3.457468              0
  01/01/2002 to 12/31/2002.......................     3.457468        3.662177              0
  01/01/2003 to 12/31/2003.......................     3.662177        3.786284        186,970
  01/01/2004 to 12/31/2004.......................     3.786284        3.862072        148,929
  01/01/2005 to 12/31/2005.......................     3.862072        3.863517        108,189
  01/01/2006 to 12/31/2006.......................     3.863517        3.939970         51,658
  01/01/2007 to 12/31/2007.......................     3.939970        4.089984         38,442
BlackRock Diversified Sub-Account (Class B)
  05/01/2004 to 12/31/2004.......................    31.186373       33.492293              0
  01/01/2005 to 12/31/2005.......................    33.492293       33.722804              0
  01/01/2006 to 12/31/2006.......................    33.722804       36.407498              0
  01/01/2007 to 12/31/2007.......................    36.407498       37.649096              0
BlackRock Large Cap Core Sub-Account(12)
  04/30/2007 to 12/31/2007.......................     6.608868        6.634348         16,142
BlackRock Large Cap Sub-Account(12) (previously
  BlackRock Investment Trust Sub-Account (Class
  B))
  07/02/2001 to 12/31/2001.......................     6.239924        5.679562              0
  01/01/2002 to 12/31/2002.......................     5.679562        4.099681              0
  01/01/2003 to 12/31/2003.......................     4.099681        5.215161         27,227
  01/01/2004 to 12/31/2004.......................     5.215161        5.647692         23,385
  01/01/2005 to 12/31/2005.......................     5.647692        5.714097         23,230
  01/01/2006 to 12/31/2006.......................     5.714097        6.369775         24,315
  01/01/2007 to 04/27/2007.......................     6.369775        6.664956              0
BlackRock Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.054205        1.157598              0
  01/01/2005 to 12/31/2005.......................     1.157598        1.196607              0
  01/01/2006 to 12/31/2006.......................     1.196607        1.395964              0
  01/01/2007 to 12/31/2007.......................     1.395964        1.409567              0
BlackRock Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.000000        0.788702              0
  01/01/2003 to 12/31/2003.......................     0.788702        1.045806              0
  01/01/2004 to 12/31/2004.......................     1.045806        1.160433         15,493
  01/01/2005 to 12/31/2005.......................     1.160433        1.201055         14,641
  01/01/2006 to 12/31/2006.......................     1.201055        1.402037         16,897
  01/01/2007 to 12/31/2007.......................     1.402037        1.417660         12,765
BlackRock Legacy Large Cap Growth Sub-Account
  (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.170036        2.366794              0
  01/01/2005 to 12/31/2005.......................     2.366794        2.474278              0
  01/01/2006 to 12/31/2006.......................     2.474278        2.517135              0
  01/01/2007 to 12/31/2007.......................     2.517135        2.918828              0

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.852660        2.596484              0
  01/01/2002 to 12/31/2002.......................     2.596484        1.697395              0
  01/01/2003 to 12/31/2003.......................     1.697395        2.242377         76,830
  01/01/2004 to 12/31/2004.......................     2.242377        2.384636         74,356
  01/01/2005 to 12/31/2005.......................     2.384636        2.495216         71,805
  01/01/2006 to 12/31/2006.......................     2.495216        2.541182         72,794
  01/01/2007 to 12/31/2007.......................     2.541182        2.949470         54,347
BlackRock Money Market Sub-Account (Class B)
  07/02/2001 to 12/31/2001.......................     1.955275        1.959361              0
  01/01/2002 to 12/31/2002.......................     1.959361        1.940979              0
  01/01/2003 to 12/31/2003.......................     1.940979        1.911192        325,263
  01/01/2004 to 12/31/2004.......................     1.911192        1.885104        120,130
  01/01/2005 to 12/31/2005.......................     1.885104        1.894708         99,720
  01/01/2006 to 12/31/2006.......................     1.894708        1.939885         58,490
  01/01/2007 to 12/31/2007.......................     1.939885        1.990802         70,171
BlackRock Strategic Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.568512        1.756456              0
  01/01/2005 to 12/31/2005.......................     1.756456        1.787312              0
  01/01/2006 to 12/31/2006.......................     1.787312        2.038059              0
  01/01/2007 to 12/31/2007.......................     2.038059        1.921805              0
BlackRock Strategic Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     1.418872        1.383506              0
  01/01/2002 to 12/31/2002.......................     1.383506        1.063646              0
  01/01/2003 to 12/31/2003.......................     1.063646        1.561443        444,414
  01/01/2004 to 12/31/2004.......................     1.561443        1.760800        221,962
  01/01/2005 to 12/31/2005.......................     1.760800        1.792534        207,707
  01/01/2006 to 12/31/2006.......................     1.792534        2.047510        199,393
  01/01/2007 to 12/31/2007.......................     2.047510        1.933010        168,103
Cyclical Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.470621       11.064010              0
  01/01/2007 to 12/31/2007.......................    11.064010       11.417720              0
Cyclical Growth ETF Sub-Account
  05/01/2006 to 12/31/2006.......................    10.660721       11.316605              0
  01/01/2007 to 12/31/2007.......................    11.316605       11.702758              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.673119        2.863663              0
  01/01/2005 to 12/31/2005.......................     2.863663        3.084638              0
  01/01/2006 to 12/31/2006.......................     3.084638        3.453295          1,923
  01/01/2007 to 12/31/2007.......................     3.453295        3.528007         11,592
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.660627        2.515476              0
  01/01/2002 to 12/31/2002.......................     2.515476        2.055493              0
  01/01/2003 to 12/31/2003.......................     2.055493        2.631457         58,335
  01/01/2004 to 12/31/2004.......................     2.631457        2.889479         43,420
  01/01/2005 to 12/31/2005.......................     2.889479        3.116419         44,893
  01/01/2006 to 12/31/2006.......................     3.116419        3.491473         39,846
  01/01/2007 to 12/31/2007.......................     3.491473        3.570033         29,054
FI International Stock Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.079028        1.226909              0
  01/01/2005 to 12/31/2005.......................     1.226909        1.412787              0
  01/01/2006 to 12/31/2006.......................     1.412787        1.608014              0
  01/01/2007 to 12/31/2007.......................     1.608014        1.732952              0

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
FI International Stock Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.168365        1.063684              0
  01/01/2002 to 12/31/2002.......................     1.063684        0.857994              0
  01/01/2003 to 12/31/2003.......................     0.857994        1.074556         58,833
  01/01/2004 to 12/31/2004.......................     1.074556        1.241720         83,959
  01/01/2005 to 12/31/2005.......................     1.241720        1.432444         67,959
  01/01/2006 to 12/31/2006.......................     1.432444        1.630846        111,920
  01/01/2007 to 12/31/2007.......................     1.630846        1.759723         97,687
FI Large Cap Sub-Account
  05/01/2006 to 12/31/2006.......................    15.972141       16.083155              0
  01/01/2007 to 12/31/2007.......................    16.083155       16.333316              0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002.......................     1.000000        0.806570              0
  01/01/2003 to 12/31/2003.......................     0.806570        1.122254         57,299
  01/01/2004 to 04/30/2004.......................     1.122254        1.109539         57,555
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.822773        1.497105              0
  01/01/2002 to 12/31/2002.......................     1.497105        1.038279              0
  01/01/2003 to 12/31/2003.......................     1.038279        1.365218          5,488
  01/01/2004 to 12/31/2004.......................     1.365218        1.561714         50,552
  01/01/2005 to 12/31/2005.......................     1.561714        1.631257         51,651
  01/01/2006 to 12/31/2006.......................     1.631257        1.782084         52,420
  01/01/2007 to 12/31/2007.......................     1.782084        1.886370         46,006
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.130451        2.391974              0
  01/01/2005 to 12/31/2005.......................     2.391974        2.586756              0
  01/01/2006 to 12/31/2006.......................     2.586756        2.828517              0
  01/01/2007 to 12/31/2007.......................     2.828517        2.878524              0
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.454584        2.220678              0
  01/01/2002 to 12/31/2002.......................     2.220678        1.749104              0
  01/01/2003 to 12/31/2003.......................     1.749104        2.170804         54,340
  01/01/2004 to 12/31/2004.......................     2.170804        2.413855         46,215
  01/01/2005 to 12/31/2005.......................     2.413855        2.612699         44,175
  01/01/2006 to 12/31/2006.......................     2.612699        2.859648         40,703
  01/01/2007 to 12/31/2007.......................     2.859648        2.913065         37,570
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.952586        0.875604              0
  01/01/2002 to 12/31/2002.......................     0.875604        0.616957              0
  01/01/2003 to 12/31/2003.......................     0.616957        0.873623        131,922
  01/01/2004 to 12/31/2004.......................     0.873623        0.950778        122,067
  01/01/2005 to 12/31/2005.......................     0.950778        0.971961        127,405
  01/01/2006 to 12/31/2006.......................     0.971961        1.044329        177,704
  01/01/2007 to 12/31/2007.......................     1.044329        1.066628        170,207
Harris Oakmark Focused Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     2.788722        3.012140              0
  01/01/2005 to 12/31/2005.......................     3.012140        3.236073              0
  01/01/2006 to 12/31/2006.......................     3.236073        3.554782              0
  01/01/2007 to 12/31/2007.......................     3.554782        3.234249              0

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class
  E)(9)
  07/02/2001 to 12/31/2001.......................     2.368786        2.473154              0
  01/01/2002 to 12/31/2002.......................     2.473154        2.204122              0
  01/01/2003 to 12/31/2003.......................     2.204122        2.858745        326,912
  01/01/2004 to 12/31/2004.......................     2.858745        3.072708        160,110
  01/01/2005 to 12/31/2005.......................     3.072708        3.304321        148,358
  01/01/2006 to 12/31/2006.......................     3.304321        3.633395        110,326
  01/01/2007 to 12/31/2007.......................     3.633395        3.309073         89,479
Harris Oakmark International Sub-Account (Class
  B)(6)
  05/01/2003 to 12/31/2003.......................     0.865614        1.157257              0
  01/01/2004 to 12/31/2004.......................     1.157257        1.365722              0
  01/01/2005 to 12/31/2005.......................     1.365722        1.527828              0
  01/01/2006 to 12/31/2006.......................     1.527828        1.927797              0
  01/01/2007 to 12/31/2007.......................     1.927797        1.866399              0
Harris Oakmark International Sub-Account (Class
  E)(7)
  05/01/2002 to 12/31/2002.......................     1.055473        0.876220              0
  01/01/2003 to 12/31/2003.......................     0.876220        1.159618              0
  01/01/2004 to 12/31/2004.......................     1.159618        1.370373          2,433
  01/01/2005 to 12/31/2005.......................     1.370373        1.533528          2,419
  01/01/2006 to 12/31/2006.......................     1.533528        1.937038          2,407
  01/01/2007 to 12/31/2007.......................     1.937038        1.877598          7,903
Harris Oakmark Large Cap Value Sub-Account (Class
  B)(8)
  05/01/2004 to 12/31/2004.......................     1.167739        1.254315         25,991
  01/01/2005 to 12/31/2005.......................     1.254315        1.208050         26,926
  01/01/2006 to 12/31/2006.......................     1.208050        1.394043         27,611
  01/01/2007 to 12/31/2007.......................     1.394043        1.309961         25,913
Harris Oakmark Large Cap Value Sub-Account (Class
  E)(9)
  05/01/2002 to 12/31/2002.......................     1.155572        0.943374              0
  01/01/2003 to 12/31/2003.......................     0.943374        1.157868        150,496
  01/01/2004 to 12/31/2004.......................     1.157868        1.261753         78,785
  01/01/2005 to 12/31/2005.......................     1.261753        1.216546         81,053
  01/01/2006 to 12/31/2006.......................     1.216546        1.404977         77,920
  01/01/2007 to 12/31/2007.......................     1.404977        1.321576         74,895
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007.......................   122.314476      149.345076              0
Jennison Growth Sub-Account (Class B)
  05/01/2005 to 12/31/2005.......................     0.392886        0.469754              0
  01/01/2006 to 12/31/2006.......................     0.469754        0.471627              0
  01/01/2007 to 12/31/2007.......................     0.471627        0.514365              0
Jennison Growth Subaccount (Class B)(8)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class B))
  05/01/2004 to 12/31/2004.......................     0.410863        0.426937              0
  01/01/2005 to 04/30/2005.......................     0.426937        0.388206              0
Jennison Growth Sub-Account (Class E)
  05/01/2005 to 12/31/2005.......................     0.393155        0.470755        158,384
  01/01/2006 to 12/31/2006.......................     0.470755        0.472977        159,328
  01/01/2007 to 12/31/2007.......................     0.472977        0.516556        149,434
Jennison Growth Subaccount (Class E)(9)(10)
  (previously Met/Putnam Voyager Sub-Account
  (Class E))
  07/02/2001 to 12/31/2001.......................     0.569784        0.486602              0
  01/01/2002 to 12/31/2002.......................     0.486602        0.338436              0
  01/01/2003 to 12/31/2003.......................     0.338436        0.416582        179,954
  01/01/2004 to 12/31/2004.......................     0.416582        0.426938        155,441
  01/01/2005 to 04/30/2005.......................     0.426938        0.392064              0

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002.......................     1.135249        0.958320              0
  01/01/2003 to 12/31/2003.......................     0.958320        1.184042          5,461
  01/01/2004 to 12/31/2004.......................     1.184042        1.326349         32,192
  01/01/2005 to 12/31/2005.......................     1.326349        1.403538         29,208
  01/01/2006 to 12/31/2006.......................     1.403538        1.576153         27,340
  01/01/2007 to 12/31/2007.......................     1.576153        1.501393         26,162
Legg Mason Partners Aggressive Growth Sub-
  Account(5)
  07/02/2001 to 12/31/2001.......................     0.950596        0.771061              0
  01/01/2002 to 12/31/2002.......................     0.771061        0.522320              0
  01/01/2003 to 12/31/2003.......................     0.522320        0.664420        165,274
  01/01/2004 to 12/31/2004.......................     0.664420        0.705489        142,343
  01/01/2005 to 12/31/2005.......................     0.705489        0.784665         94,995
  01/01/2006 to 12/31/2006.......................     0.784665        0.755042         96,001
  01/01/2007 to 12/31/2007.......................     0.755042        0.756024         97,002
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006.......................     8.906533        9.504326              0
  01/01/2007 to 12/31/2007.......................     9.504326        8.756047              0
Lehman Brothers(R) Aggregate Bond Index Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.077024        1.104178              0
  01/01/2002 to 12/31/2002.......................     1.104178        1.188726              0
  01/01/2003 to 12/31/2003.......................     1.188726        1.203382         48,838
  01/01/2004 to 12/31/2004.......................     1.203382        1.223603         66,051
  01/01/2005 to 12/31/2005.......................     1.223603        1.220446         43,533
  01/01/2006 to 12/31/2006.......................     1.220446        1.240723         40,504
  01/01/2007 to 12/31/2007.......................     1.240723        1.295723         39,945
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     2.183350        2.462539              0
  01/01/2005 to 12/31/2005.......................     2.462539        2.572518              0
  01/01/2006 to 12/31/2006.......................     2.572518        2.932214          1,147
  01/01/2007 to 12/31/2007.......................     2.932214        3.204704          6,687
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     2.258249        2.129465              0
  01/01/2002 to 12/31/2002.......................     2.129465        1.633882              0
  01/01/2003 to 12/31/2003.......................     1.633882        2.180439          9,254
  01/01/2004 to 12/31/2004.......................     2.180439        2.481010         10,636
  01/01/2005 to 12/31/2005.......................     2.481010        2.594118         14,023
  01/01/2006 to 12/31/2006.......................     2.594118        2.959672         15,582
  01/01/2007 to 12/31/2007.......................     2.959672        3.237783         12,280
Lord Abbett Bond Debenture Sub-Account
  07/02/2001 to 12/31/2001.......................     1.314712        1.317493              0
  01/01/2002 to 12/31/2002.......................     1.317493        1.282711              0
  01/01/2003 to 12/31/2003.......................     1.282711        1.496717        121,607
  01/01/2004 to 12/31/2004.......................     1.496717        1.585220         84,226
  01/01/2005 to 12/31/2005.......................     1.585220        1.575549         86,649
  01/01/2006 to 12/31/2006.......................     1.575549        1.684038         72,645
  01/01/2007 to 12/31/2007.......................     1.684038        1.756858         64,499
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002.......................     1.117804        0.840036              0
  01/01/2003 to 12/31/2003.......................     0.840036        1.142296              0
  01/01/2004 to 12/31/2004.......................     1.142296        1.190441              0
  01/01/2005 to 12/31/2005.......................     1.190441        1.262135              0
  01/01/2006 to 12/31/2006.......................     1.262135        1.411268              0
  01/01/2007 to 12/31/2007.......................     1.411268        1.534765              0

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MetLife Aggressive Portfolio
  05/01/2005 to 12/31/2005.......................     9.998274       11.098348              0
  01/01/2006 to 12/31/2006.......................    11.098348       12.570205          1,474
  01/01/2007 to 12/31/2007.......................    12.570205       12.709892          1,467
MetLife Conservative Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998274       10.251465              0
  01/01/2006 to 12/31/2006.......................    10.251465       10.730794          6,876
  01/01/2007 to 12/31/2007.......................    10.730794       11.091960              0
MetLife Conservative to Moderate Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998274       10.468378              0
  01/01/2006 to 12/31/2006.......................    10.468378       11.217344              0
  01/01/2007 to 12/31/2007.......................    11.217344       11.511411              0
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.043692        1.019135              0
  01/01/2002 to 12/31/2002.......................     1.019135        0.847159              0
  01/01/2003 to 12/31/2003.......................     0.847159        1.116184         18,449
  01/01/2004 to 12/31/2004.......................     1.116184        1.264741         25,434
  01/01/2005 to 12/31/2005.......................     1.264741        1.387420         23,972
  01/01/2006 to 12/31/2006.......................     1.387420        1.492163         22,933
  01/01/2007 to 12/31/2007.......................     1.492163        1.570807         18,961
MetLife Moderate Allocation Portfolio
  05/01/2005 to 12/31/2005.......................     9.998274       10.698104              0
  01/01/2006 to 12/31/2006.......................    10.698104       11.716711          2,622
  01/01/2007 to 12/31/2007.......................    11.716711       11.970520          2,610
MetLife Moderate to Aggressive Allocation
  Portfolio
  05/01/2005 to 12/31/2005.......................     9.998274       10.922910              0
  01/01/2006 to 12/31/2006.......................    10.922910       12.217175              0
  01/01/2007 to 12/31/2007.......................    12.217175       12.422451              0
MetLife Stock Index Sub-Account
  07/02/2001 to 12/31/2001.......................     3.501337        3.232350              0
  01/01/2002 to 12/31/2002.......................     3.232350        2.452424              0
  01/01/2003 to 12/31/2003.......................     2.452424        3.070848         67,819
  01/01/2004 to 12/31/2004.......................     3.070848        3.315948         82,985
  01/01/2005 to 12/31/2005.......................     3.315948        3.389326         69,599
  01/01/2006 to 12/31/2006.......................     3.389326        3.823126         40,406
  01/01/2007 to 12/31/2007.......................     3.823126        3.929468         43,591
MFS(R) Investors Trust Sub-Account (Class B)(11)
  05/01/2004 to 12/31/2004.......................     7.425083        8.192870              0
  01/01/2005 to 12/31/2005.......................     8.192870        8.576834              0
  01/01/2006 to 04/30/2006.......................     8.576834        8.943733              0
MFS(R) Investors Trust Sub-Account (Class E)(11)
  07/02/2001 to 12/31/2001.......................     0.881272        0.814136              0
  01/01/2002 to 12/31/2002.......................     0.814136        0.635844              0
  01/01/2003 to 12/31/2003.......................     0.635844        0.756501          8,367
  01/01/2004 to 12/31/2004.......................     0.756501        0.824281         73,457
  01/01/2005 to 12/31/2005.......................     0.824281        0.864622         67,297
  01/01/2006 to 04/30/2006.......................     0.864622        0.901903              0
MFS(R) Investors Trust Sub-Account(2)(11)
  (previously MFS(R) Research Managers Sub-
  Account)
  07/02/2001 to 12/31/2001.......................     0.961428        0.859797              0
  01/01/2002 to 12/31/2002.......................     0.859797        0.638121              0
  01/01/2003 to 12/31/2003.......................     0.638121        0.774313         15,774
  01/01/2004 to 04/30/2004.......................     0.774313        0.786519         40,202

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
MFS(R) Research International Sub-Account
  07/02/2001 to 12/31/2001.......................     0.924114        0.842612              0
  01/01/2002 to 12/31/2002.......................     0.842612        0.727727              0
  01/01/2003 to 12/31/2003.......................     0.727727        0.940955         69,878
  01/01/2004 to 12/31/2004.......................     0.940955        1.101570        106,599
  01/01/2005 to 12/31/2005.......................     1.101570        1.255900         71,296
  01/01/2006 to 12/31/2006.......................     1.255900        1.556576         66,103
  01/01/2007 to 12/31/2007.......................     1.556576        1.726620         73,181
MFS(R) Total Return Sub-Account
  05/01/2004 to 12/31/2004.......................     3.263651        3.532289        153,103
  01/01/2005 to 12/31/2005.......................     3.532289        3.557702         82,737
  01/01/2006 to 12/31/2006.......................     3.557702        3.899728         46,059
  01/01/2007 to 12/31/2007.......................     3.899728        3.975475         37,805
MFS(R) Total Return Sub-Account(1) (previously
  Balanced Sub-Account)
  07/02/2001 to 12/31/2001.......................     1.430755        1.400087              0
  01/01/2002 to 12/31/2002.......................     1.400087        1.182818              0
  01/01/2003 to 12/31/2003.......................     1.182818        1.385633        144,621
  01/01/2004 to 04/30/2004.......................     1.385633        1.370377        163,470
Morgan Stanley EAFE(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     0.927270        0.832956              0
  01/01/2002 to 12/31/2002.......................     0.832956        0.678923              0
  01/01/2003 to 12/31/2003.......................     0.678923        0.912150         23,321
  01/01/2004 to 12/31/2004.......................     0.912150        1.065277         18,368
  01/01/2005 to 12/31/2005.......................     1.065277        1.178111         17,480
  01/01/2006 to 12/31/2006.......................     1.178111        1.447271         15,390
  01/01/2007 to 12/31/2007.......................     1.447271        1.566112          2,363
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001 to 12/31/2001.......................     1.522434        1.468104              0
  01/01/2002 to 12/31/2002.......................     1.468104        1.295068              0
  01/01/2003 to 12/31/2003.......................     1.295068        1.726786         32,400
  01/01/2004 to 12/31/2004.......................     1.726786        2.073973         30,959
  01/01/2005 to 12/31/2005.......................     2.073973        2.273256         33,881
  01/01/2006 to 12/31/2006.......................     2.273256        2.475412         36,770
  01/01/2007 to 12/31/2007.......................     2.475412        2.501020         41,249
Neuberger Berman Real Estate Sub-Account
  05/01/2004 to 12/31/2004.......................     9.998274       12.773556          5,721
  01/01/2005 to 12/31/2005.......................    12.773556       14.170803          6,739
  01/01/2006 to 12/31/2006.......................    14.170803       19.092510          6,631
  01/01/2007 to 12/31/2007.......................    19.092510       15.888249          6,649
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005.......................     7.716360        8.339765              0
  01/01/2006 to 12/31/2006.......................     8.339765        8.788896              0
  01/01/2007 to 12/31/2007.......................     8.788896        9.834904              0
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004.......................    12.128359       13.925649              0
  01/01/2005 to 12/31/2005.......................    13.925649       15.816231            483
  01/01/2006 to 12/31/2006.......................    15.816231       18.021021            459
  01/01/2007 to 12/31/2007.......................    18.021021       18.749381            458
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    10.766751       10.821637            153
  01/01/2007 to 12/31/2007.......................    10.821637       11.739693            936

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
PIMCO Total Return Sub-Account
  07/02/2001 to 12/31/2001.......................     1.004874        1.047245              0
  01/01/2002 to 12/31/2002.......................     1.047245        1.120792              0
  01/01/2003 to 12/31/2003.......................     1.120792        1.144757        334,878
  01/01/2004 to 12/31/2004.......................     1.144757        1.176735        306,649
  01/01/2005 to 12/31/2005.......................     1.176735        1.178247        277,240
  01/01/2006 to 12/31/2006.......................     1.178247        1.205954        263,155
  01/01/2007 to 12/31/2007.......................     1.205954        1.270082        225,060
RCM Technology Sub-Account
  07/02/2001 to 12/31/2001.......................     0.755846        0.605628              0
  01/01/2002 to 12/31/2002.......................     0.605628        0.292175              0
  01/01/2003 to 12/31/2003.......................     0.292175        0.450826        188,346
  01/01/2004 to 12/31/2004.......................     0.450826        0.422395        185,160
  01/01/2005 to 12/31/2005.......................     0.422395        0.459209        155,235
  01/01/2006 to 12/31/2006.......................     0.459209        0.473732        150,427
  01/01/2007 to 12/31/2007.......................     0.473732        0.610061         87,536
Russell 2000(R) Index Sub-Account
  07/02/2001 to 12/31/2001.......................     1.195845        1.158706              0
  01/01/2002 to 12/31/2002.......................     1.158706        0.900677              0
  01/01/2003 to 12/31/2003.......................     0.900677        1.285156         53,539
  01/01/2004 to 12/31/2004.......................     1.285156        1.477374         75,252
  01/01/2005 to 12/31/2005.......................     1.477374        1.508979         59,786
  01/01/2006 to 12/31/2006.......................     1.508979        1.737491         57,428
  01/01/2007 to 12/31/2007.......................     1.737491        1.672185         27,875
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.074621        1.159087              0
  01/01/2005 to 12/31/2005.......................     1.159087        1.206890          6,173
  01/01/2006 to 12/31/2006.......................     1.206890        1.334129         14,786
  01/01/2007 to 12/31/2007.......................     1.334129        1.425799         36,538
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001 to 12/31/2001.......................     0.928441        0.818628              0
  01/01/2002 to 12/31/2002.......................     0.818628        0.448587              0
  01/01/2003 to 12/31/2003.......................     0.448587        0.600223         25,529
  01/01/2004 to 12/31/2004.......................     0.600223        0.692472         61,254
  01/01/2005 to 12/31/2005.......................     0.692472        0.777312         56,838
  01/01/2006 to 12/31/2006.......................     0.777312        0.808121         82,933
  01/01/2007 to 12/31/2007.......................     0.808121        0.930798         75,438
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004.......................     1.177492        1.249527              0
  01/01/2005 to 12/31/2005.......................     1.249527        1.354754              0
  01/01/2006 to 12/31/2006.......................     1.354754        1.374807              0
  01/01/2007 to 12/31/2007.......................     1.374807        1.474404            683
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.745590        1.841991              0
  01/01/2005 to 12/31/2005.......................     1.841991        1.850026              0
  01/01/2006 to 12/31/2006.......................     1.850026        1.899102          1,751
  01/01/2007 to 12/31/2007.......................     1.899102        1.928299         10,697

                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
Western Asset Management Strategic Bond
  Opportunities Sub-Account (Class B)(9)
  07/02/2001 to 12/31/2001.......................     1.481967        1.510969              0
  01/01/2002 to 12/31/2002.......................     1.510969        1.618106              0
  01/01/2003 to 12/31/2003.......................     1.618106        1.782478        143,825
  01/01/2004 to 12/31/2004.......................     1.782478        1.858384        128,005
  01/01/2005 to 12/31/2005.......................     1.858384        1.868499        116,075
  01/01/2006 to 12/31/2006.......................     1.868499        1.918608        117,192
  01/01/2007 to 12/31/2007.......................     1.918608        1.951573         93,802
Western Asset Management U.S. Government Sub-
  Account (Class B)(8)
  05/01/2004 to 12/31/2004.......................     1.442808        1.470367              0
  01/01/2005 to 12/31/2005.......................     1.470367        1.459921              0
  01/01/2006 to 12/31/2006.......................     1.459921        1.485632              0
  01/01/2007 to 12/31/2007.......................     1.485632        1.513266              0
Western Asset Management U.S. Government Sub-
  Account (Class E)(9)
  07/02/2001 to 12/31/2001.......................     1.368998        1.405219              0
  01/01/2002 to 12/31/2002.......................     1.405219        1.480925              0
  01/01/2003 to 12/31/2003.......................     1.480925        1.472599        440,776
  01/01/2004 to 12/31/2004.......................     1.472599        1.482364        228,587
  01/01/2005 to 12/31/2005.......................     1.482364        1.474571        202,084
  01/01/2006 to 12/31/2006.......................     1.474571        1.501410        100,301
  01/01/2007 to 12/31/2007.......................     1.501410        1.530793         85,598


                                                           2.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006.......................    13.609692       14.196090            235
  01/01/2007 to 12/31/2007.......................    14.196090       14.326112          1,426
American Funds Global Small Capitalization Sub-
  Account
  07/02/2001 to 12/31/2001.......................     1.424257        1.308485              0
  01/01/2002 to 12/31/2002.......................     1.308485        1.034559              0
  01/01/2003 to 12/31/2003.......................     1.034559        1.551499         89,587
  01/01/2004 to 12/31/2004.......................     1.551499        1.831811         25,152
  01/01/2005 to 12/31/2005.......................     1.831811        2.243049         18,902
  01/01/2006 to 12/31/2006.......................     2.243049        2.718140         19,486
  01/01/2007 to 12/31/2007.......................     2.718140        3.223532         15,094
American Funds Growth Sub-Account
  07/02/2001 to 12/31/2001.......................    11.005967        9.686557              0
  01/01/2002 to 12/31/2002.......................     9.686557        7.147536              0
  01/01/2003 to 12/31/2003.......................     7.147536        9.551495         14,372
  01/01/2004 to 12/31/2004.......................     9.551495       10.494940         17,883
  01/01/2005 to 12/31/2005.......................    10.494940       11.911896         13,514
  01/01/2006 to 12/31/2006.......................    11.911896       12.824880         13,696
  01/01/2007 to 12/31/2007.......................    12.824880       14.072101         11,999

                                                           2.35% VARIABLE ACCOUNT CHARGE
                                                   ---------------------------------------------
                                                                                     NUMBER OF
                                                   ACCUMULATION                    ACCUMULATION
                                                    UNIT VALUE     ACCUMULATION        UNITS
                                                   AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                     OF PERIOD    END OF PERIOD    END OF PERIOD
                                                   ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001 to 12/31/2001.......................     7.458425        7.204963              0
  01/01/2002 to 12/31/2002.......................     7.204963        5.746504              0
  01/01/2003 to 12/31/2003.......................     5.746504        7.433311         89,385
  01/01/2004 to 12/31/2004.......................     7.433311        8.013440         96,447
  01/01/2005 to 12/31/2005.......................     8.013440        8.284385         78,303
  01/01/2006 to 12/31/2006.......................     8.284385        9.322824         53,949
  01/01/2007 to 12/31/2007.......................     9.322824        9.564284         45,418



-------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Total Return Portfolio. Information shown for the MFS(R) Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS(R) Research Managers Sub-Account. On April 30, 2004, the MFS(R) Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS(R) Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and

     Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.


(11) Previously the MFS(R) Investors Trust Sub-Account. On April 28, 2006, the MFS(R) Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS(R) Investors Trust Sub-Account) reflects the unit value history of the MFS(R) Investors Sub-Account through the date of the merger.



(12) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

                                THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                           TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s)
requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements of each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



     The consolidated financial statements of New England Life Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.




                                  LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts as listed in Appendix A as of December 31, 2007, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. We have also audited the statement of operations for the period presented in the year ended December 31, 2007, and the statements of changes in net assets for the periods presented in the two years then ended of the individual Subaccount listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A
MSF BlackRock Bond Income Subaccount
MSF BlackRock Money Market Subaccount
MSF Harris Oakmark Focused Value Subaccount
MSF FI Value Leaders Subaccount
MSF Loomis Sayles Small Cap Subaccount
MSF Western Asset Management U.S. Government Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF MFS Total Return Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF Davis Venture Value Subaccount
MSF Jennison Growth Subaccount
MSF FI International Stock Subaccount
MSF BlackRock Strategic Value Subaccount
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF Franklin Templeton Small Cap Growth Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Harris Oakmark Large Cap Value Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Value Equity Subaccount
MIST MFS Research International Subaccount
MIST T. Rowe Price Mid-Cap Growth Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lazard Mid-Cap Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount
MIST Neuberger Berman Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST Cyclical Growth ETF Subaccount
MIST Cyclical Growth and Income ETF Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large-Cap Core Subaccount
MIST Janus Forty Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Bond Subaccount

                                   APPENDIX B
MSF BlackRock Large Cap Subaccount

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007


                                                                                 MSF HARRIS
                                            MSF BLACKROCK     MSF BLACKROCK        OAKMARK        MSF FI VALUE        MSF LOOMIS
                                             BOND INCOME      MONEY MARKET      FOCUSED VALUE        LEADERS       SAYLES SMALL CAP
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                           --------------    --------------    --------------    --------------    ----------------
ASSETS:
  Investments at fair value.............   $  188,538,746    $  124,217,365    $  264,884,187    $   79,141,925     $  146,629,371
  Other receivables.....................               --                --                --                --                 --
  Due from New England Life Insurance
     Company............................               --                --                --                --                 --
                                           --------------    --------------    --------------    --------------     --------------
     Total Assets.......................      188,538,746       124,217,365       264,884,187        79,141,925        146,629,371
                                           --------------    --------------    --------------    --------------     --------------
LIABILITIES:
  Other payables........................               --                --                --                --                 --
  Due to New England Life Insurance
     Company............................              567               418               776               869                983
                                           --------------    --------------    --------------    --------------     --------------
     Total Liabilities..................              567               418               776               869                983
                                           --------------    --------------    --------------    --------------     --------------
NET ASSETS..............................   $  188,538,179    $  124,216,947    $  264,883,411    $   79,141,056     $  146,628,388
                                           ==============    ==============    ==============    ==============     ==============
  Units outstanding.....................       37,848,416        51,919,410        71,713,206        24,137,044         40,696,231
  Unit value (accumulation).............   $3.99 to $5.21    $1.94 to $2.54    $3.19 to $3.80    $2.84 to $3.35     $3.16 to $3.69
                                           MSF WESTERN ASSET
                                               MANAGEMENT
                                            U.S. GOVERNMENT
                                               SUBACCOUNT
                                           -----------------
ASSETS:
  Investments at fair value.............     $  135,933,539
  Other receivables.....................                 --
  Due from New England Life Insurance
     Company............................                 --
                                             --------------
     Total Assets.......................        135,933,539
                                             --------------
LIABILITIES:
  Other payables........................                 --
  Due to New England Life Insurance
     Company............................                897
                                             --------------
     Total Liabilities..................                897
                                             --------------
NET ASSETS..............................     $  135,932,642
                                             ==============
  Units outstanding.....................         80,492,341
  Unit value (accumulation).............     $1.49 to $1.73





   The accompanying notes are an integral part of these financial statements.

        MSF WESTERN ASSET                          MSF BLACKROCK
      MANAGEMENT STRATEGIC        MSF MFS        LEGACY LARGE CAP       MSF DAVIS       MSF JENNISON            MSF FI
       BOND OPPORTUNITIES       TOTAL RETURN          GROWTH          VENTURE VALUE        GROWTH        INTERNATIONAL STOCK
           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
      --------------------    ---------------    ----------------    --------------    --------------    -------------------

         $  170,797,314       $   102,700,967     $  146,248,307     $  499,205,306    $   13,382,484       $  114,873,485
                     --                    --                 --                 --                --                   --
                     --                    --                 --                 --                --                   --
         --------------       ---------------     --------------     --------------    --------------       --------------
            170,797,314           102,700,967        146,248,307        499,205,306        13,382,484          114,873,485
         --------------       ---------------     --------------     --------------    --------------       --------------

                     --                    --                 --                 --                --                   --
                    474                   476                911                472             1,151                1,149
         --------------       ---------------     --------------     --------------    --------------       --------------
                    474                   476                911                472             1,151                1,149
         --------------       ---------------     --------------     --------------    --------------       --------------
         $  170,796,840       $   102,700,491     $  146,247,396     $  499,204,834    $   13,381,333       $  114,872,336
         ==============       ===============     ==============     ==============    ==============       ==============
             79,377,079            14,896,511         44,525,146        126,513,025        24,416,455           57,370,727
         $1.90 to $2.21       $3.89 to $47.90     $1.67 to $3.34     $3.48 to $4.05    $0.51 to $0.56       $1.70 to $2.06
       MSF BLACKROCK     MSF FI MID CAP      MSF RUSSELL       MSF METLIFE
      STRATEGIC VALUE     OPPORTUNITIES      2000 INDEX        STOCK INDEX
         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
      ---------------    --------------    --------------    --------------
       $  165,742,964    $   29,351,853    $   59,051,653    $   89,260,571
                   --                --                --                --
                   --                --                --                --
       --------------    --------------    --------------    --------------
          165,742,964        29,351,853        59,051,653        89,260,571
       --------------    --------------    --------------    --------------

                   --                --                --                --
                  925               506               626               526
       --------------    --------------    --------------    --------------
                  925               506               626               526
       --------------    --------------    --------------    --------------
       $  165,742,039    $   29,351,347    $   59,051,027    $   89,260,045
       ==============    ==============    ==============    ==============
           80,963,253        14,356,332        32,970,251        19,936,170
       $1.91 to $2.08    $1.87 to $2.09    $1.66 to $1.82    $3.86 to $4.65





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                                DECEMBER 31, 2007


                                    MSF FRANKLIN       MSF NEUBERGER       MSF HARRIS                             MSF LEHMAN
                                      TEMPLETON           BERMAN            OAKMARK         MSF BLACKROCK     BROTHERS AGGREGATE
                                  SMALL CAP GROWTH     MID CAP VALUE    LARGE CAP VALUE    LARGE CAP VALUE        BOND INDEX
                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                  ----------------    --------------    ---------------    ---------------    ------------------
ASSETS:
  Investments at fair value....    $   33,803,221     $  107,357,009     $   70,657,042     $   46,696,267      $   86,857,252
  Other receivables............                --                 --                 --                 --                  --
  Due from New England Life
     Insurance Company.........                --                 --                 --                 --                  --
                                   --------------     --------------     --------------     --------------      --------------
     Total Assets..............        33,803,221        107,357,009         70,657,042         46,696,267          86,857,252
                                   --------------     --------------     --------------     --------------      --------------
LIABILITIES:
  Other payables...............                --                 --                 --                 --                  --
  Due to New England Life
     Insurance Company.........               603                427                868                947                 666
                                   --------------     --------------     --------------     --------------      --------------
     Total Liabilities.........               603                427                868                947                 666
                                   --------------     --------------     --------------     --------------      --------------
NET ASSETS.....................    $   33,802,618     $  107,356,582     $   70,656,174     $   46,695,320      $   86,856,586
                                   ==============     ==============     ==============     ==============      ==============
  Units outstanding............        30,101,390         40,063,936         50,012,916         31,646,231          62,549,911
  Unit value (accumulation)....    $1.06 to $1.14     $2.48 to $2.73     $1.30 to $1.44     $1.40 to $1.50      $1.28 to $1.41
                                    MSF MORGAN
                                   STANLEY EAFE
                                       INDEX
                                    SUBACCOUNT
                                  --------------
ASSETS:
  Investments at fair value....   $   71,930,249
  Other receivables............               --
  Due from New England Life
     Insurance Company.........               --
                                  --------------
     Total Assets..............       71,930,249
                                  --------------
LIABILITIES:
  Other payables...............               --
  Due to New England Life
     Insurance Company.........              296
                                  --------------
     Total Liabilities.........              296
                                  --------------
NET ASSETS.....................   $   71,929,953
                                  ==============
  Units outstanding............       42,853,330
  Unit value (accumulation)....   $1.55 to $1.71





   The accompanying notes are an integral part of these financial statements.

        MSF METLIFE
          MID CAP       MSF T. ROWE PRICE    MSF T. ROWE PRICE     MSF OPPENHEIMER      MSF BLACKROCK        MSF BLACKROCK
        STOCK INDEX      LARGE CAP GROWTH     SMALL CAP GROWTH      GLOBAL EQUITY     AGGRESSIVE GROWTH       DIVERSIFIED
        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
      --------------    -----------------    -----------------    ----------------    -----------------    ----------------

      $   52,572,323      $   43,402,550       $   12,270,862     $     23,385,674     $     12,455,332    $     10,524,527
                  --                  --                   --                   --                   --                  --
                  --                  --                   --                   --                   --                  --
      --------------      --------------       --------------     ----------------     ----------------    ----------------
          52,572,323          43,402,550           12,270,862           23,385,674           12,455,332          10,524,527
      --------------      --------------       --------------     ----------------     ----------------    ----------------

                  --                  --                   --                   --                   --                  --
                 467                 434                  487                  471                  389                 446
      --------------      --------------       --------------     ----------------     ----------------    ----------------
                 467                 434                  487                  471                  389                 446
      --------------      --------------       --------------     ----------------     ----------------    ----------------
      $   52,571,856      $   43,402,116       $   12,270,375     $     23,385,203     $     12,454,943    $     10,524,081
      ==============      ==============       ==============     ================     ================    ================
          31,636,578          28,363,939            7,671,338            1,150,197              248,220             241,306
      $1.56 to $1.69      $1.41 to $1.56       $1.46 to $1.63     $18.55 to $20.78     $43.10 to $52.99    $36.85 to $46.18
                             MSF METLIFE
         MSF METLIFE       CONSERVATIVE TO       MSF METLIFE
        CONSERVATIVE          MODERATE            MODERATE
         ALLOCATION          ALLOCATION          ALLOCATION
         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
      ----------------    ----------------    ----------------
      $     21,992,884    $     99,530,402    $    363,880,518
                    --                  --                  --
                    --                  --                  --
      ----------------    ----------------    ----------------
            21,992,884          99,530,402         363,880,518
      ----------------    ----------------    ----------------

                    --                  --                  --
                   342                 238                 168
      ----------------    ----------------    ----------------
                   342                 238                 168
      ----------------    ----------------    ----------------
      $     21,992,542    $     99,530,164    $    363,880,350
      ================    ================    ================
             1,945,907           8,478,778          29,780,745
      $11.06 to $11.38    $11.48 to $11.81    $11.94 to $12.28





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                                DECEMBER 31, 2007


                                  MSF METLIFE
                                  MODERATE TO        MSF METLIFE                           MIST LEGG        MIST MFS
                                  AGGRESSIVE         AGGRESSIVE           MSF FI             MASON          RESEARCH
                                  ALLOCATION         ALLOCATION          LARGE CAP       VALUE EQUITY     INTERNATIONAL
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                               ----------------   ----------------   ----------------   --------------   --------------
ASSETS:
  Investments at fair
     value..................   $    570,282,187   $     32,853,155   $      1,248,156   $   28,592,987   $   79,573,173
  Other receivables.........                 --                 --                 --               --               --
  Due from New England Life
     Insurance Company......                 --                 --                 --               --               --
                               ----------------   ----------------   ----------------   --------------   --------------
     Total Assets...........        570,282,187         32,853,155          1,248,156       28,592,987       79,573,173
                               ----------------   ----------------   ----------------   --------------   --------------
LIABILITIES:
  Other payables............                 --                 --                 --               --               --
  Due to New England Life
     Insurance Company......                264                318                440              881              556
                               ----------------   ----------------   ----------------   --------------   --------------
     Total Liabilities......                264                318                440              881              556
                               ----------------   ----------------   ----------------   --------------   --------------
NET ASSETS..................   $    570,281,923   $     32,852,837   $      1,247,716   $   28,592,106   $   79,572,617
                               ================   ================   ================   ==============   ==============
  Units outstanding.........         44,958,120          2,531,910             70,106       27,291,345       43,741,192
  Unit value
     (accumulation).........   $12.39 to $12.74   $12.68 to $13.04   $16.15 to $18.19   $0.88 to $9.51   $1.70 to $1.84
                               MIST T. ROWE PRICE     MIST PIMCO
                                 MID-CAP GROWTH      TOTAL RETURN
                                   SUBACCOUNT         SUBACCOUNT
                               ------------------   --------------
ASSETS:
  Investments at fair
     value..................     $   83,494,545     $  280,766,754
  Other receivables.........                 --                 --
  Due from New England Life
     Insurance Company......                 --                 --
                                 --------------     --------------
     Total Assets...........         83,494,545        280,766,754
                                 --------------     --------------
LIABILITIES:
  Other payables............                 --                 --
  Due to New England Life
     Insurance Company......                515                365
                                 --------------     --------------
     Total Liabilities......                515                365
                                 --------------     --------------
NET ASSETS..................     $   83,494,030     $  280,766,389
                                 ==============     ==============
  Units outstanding.........         85,048,961        209,783,022
  Unit value
     (accumulation).........     $0.92 to $0.99     $1.26 to $1.36





   The accompanying notes are an integral part of these financial statements.

                                                                                  MIST HARRIS         MIST LEGG
         MIST RCM     MIST LORD ABBETT      MIST LAZARD       MIST MET/AIM          OAKMARK         MASON PARTNERS
        TECHNOLOGY     BOND DEBENTURE         MID-CAP       SMALL CAP GROWTH     INTERNATIONAL    AGGRESSIVE GROWTH
        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
      --------------  ----------------    --------------    ----------------    --------------    -----------------

      $   22,137,603   $  116,833,852     $   31,373,595     $   13,286,196     $  157,263,170      $   12,852,896
                  --               --                 --                 --                 --                  --
                  --               --                 --                 --                 --                  --
      --------------   --------------     --------------     --------------     --------------      --------------
          22,137,603      116,833,852         31,373,595         13,286,196        157,263,170          12,852,896
      --------------   --------------     --------------     --------------     --------------      --------------

                  --               --                 --                 --                 --                  --
                 554              386                553                424                562                 555
      --------------   --------------     --------------     --------------     --------------      --------------
                 554              386                553                424                562                 555
      --------------   --------------     --------------     --------------     --------------      --------------
      $   22,137,049   $  116,833,466     $   31,373,042     $   13,285,772     $  157,262,608      $   12,852,341
      ==============   ==============     ==============     ==============     ==============      ==============
          34,434,376       60,864,412         19,911,171          8,263,536         80,210,908          16,184,284
      $0.61 to $0.65   $1.75 to $1.96     $1.49 to $1.59     $1.53 to $1.63     $1.85 to $1.99      $0.75 to $0.81
       MIST NEUBERGER     MIST OPPENHEIMER                          MIST CYCLICAL
           BERMAN              CAPITAL          MIST CYCLICAL        GROWTH AND
         REAL ESTATE        APPRECIATION         GROWTH ETF          INCOME ETF
         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
      ----------------    ----------------    ----------------    ----------------
      $     96,647,109     $     6,441,439    $      1,753,990    $      1,849,560
                    --                  --                  --                  --
                    --                  --                  --                  --
      ----------------     ---------------    ----------------    ----------------
            96,647,109           6,441,439           1,753,990           1,849,560
      ----------------     ---------------    ----------------    ----------------

                    --                  --                  --                  --
                   383                 494                 244                 323
      ----------------     ---------------    ----------------    ----------------
                   383                 494                 244                 323
      ----------------     ---------------    ----------------    ----------------
      $     96,646,726     $     6,440,945    $      1,753,746    $      1,849,237
      ================     ===============    ================    ================
             5,915,463             622,067             147,182             158,978
      $15.83 to $16.45     $9.77 to $13.12    $11.68 to $11.96    $11.39 to $11.66





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                                DECEMBER 31, 2007


                                 MIST PIMCO
                                  INFLATION     MIST BLACKROCK      MIST JANUS       AMERICAN FUNDS    AMERICAN FUNDS
                               PROTECTED BOND   LARGE-CAP CORE         FORTY             GROWTH        GROWTH-INCOME
                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                              ----------------  --------------  ------------------  ----------------  ---------------
ASSETS:
  Investments at fair
     value..................  $      9,183,789  $   15,768,129  $       10,721,141  $    521,504,518  $   345,795,076
  Other receivables.........                --              --                  --                --               --
  Due from New England Life
     Insurance Company......                --              --                  --                --               --
                              ----------------  --------------  ------------------  ----------------  ---------------
     Total Assets...........         9,183,789      15,768,129          10,721,141       521,504,518      345,795,076
                              ----------------  --------------  ------------------  ----------------  ---------------
LIABILITIES:
  Other payables............                --              --                  --                --               --
  Due to New England Life
     Insurance Company......               382             546                 548               370              415
                              ----------------  --------------  ------------------  ----------------  ---------------
     Total Liabilities......               382             546                 548               370              415
                              ----------------  --------------  ------------------  ----------------  ---------------
NET ASSETS..................  $      9,183,407  $   15,767,583  $       10,720,593  $    521,504,148  $   345,794,661
                              ================  ==============  ==================  ================  ===============
  Units outstanding.........           756,401       1,980,892              60,615        30,902,914       30,234,841
  Unit value
     (accumulation).........  $11.68 to $12.27  $6.47 to $8.38  $145.54 to $190.82  $13.74 to $17.66  $9.34 to $12.00
                              AMERICAN FUNDS
                               GLOBAL SMALL    AMERICAN FUNDS
                              CAPITALIZATION        BOND
                                SUBACCOUNT       SUBACCOUNT
                              --------------  ----------------
ASSETS:
  Investments at fair
     value..................  $  208,203,732  $     42,389,522
  Other receivables.........              --                --
  Due from New England Life
     Insurance Company......              --                --
                              --------------  ----------------
     Total Assets...........     208,203,732        42,389,522
                              --------------  ----------------
LIABILITIES:
  Other payables............              --                --
  Due to New England Life
     Insurance Company......             437               461
                              --------------  ----------------
     Total Liabilities......             437               461
                              --------------  ----------------
NET ASSETS..................  $  208,203,295  $     42,389,061
                              ==============  ================
  Units outstanding.........      60,105,854         2,725,211
  Unit value
     (accumulation).........  $3.19 to $3.53  $14.17 to $15.86





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                   MSF BLACKROCK   MSF BLACKROCK   MSF HARRIS OAKMARK       MSF FI      MSF LOOMIS SAYLES
                                    BOND INCOME     MONEY MARKET      FOCUSED VALUE     VALUE LEADERS       SMALL CAP
                                     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   -------------   -------------   ------------------   -------------   -----------------
INVESTMENT INCOME:
  Dividends.....................     $6,078,536      $5,514,317       $  1,410,904       $   812,317       $    62,723
EXPENSES:
  Mortality and expense risk
     charges....................      2,589,049       1,579,992          4,144,081         1,161,158         1,982,629
  Administrative charges........         57,905          30,641             86,831            61,870            74,704
                                     ----------      ----------       ------------       -----------       -----------
     Total expenses.............      2,646,954       1,610,633          4,230,912         1,223,028         2,057,333
                                     ----------      ----------       ------------       -----------       -----------
  Net investment income (loss)..      3,431,582       3,903,684         (2,820,008)         (410,711)       (1,994,610)
                                     ----------      ----------       ------------       -----------       -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
  Realized gain distributions...             --              --         39,898,284         8,190,099        16,956,232
  Realized gains (losses) on
     sale of investments........        541,424              --         19,058,347         1,482,427         8,083,391
                                     ----------      ----------       ------------       -----------       -----------
     Net realized gains
       (losses).................        541,424              --         58,956,631         9,672,526        25,039,623
  Change in unrealized gains
     (losses) on investments....      4,779,050              --        (79,381,518)       (6,437,697)       (8,652,081)
                                     ----------      ----------       ------------       -----------       -----------
  Net realized and unrealized
     gains (losses) on
     investments................      5,320,474              --        (20,424,887)        3,234,829        16,387,542
                                     ----------      ----------       ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................     $8,752,056      $3,903,684       $(23,244,895)      $ 2,824,118       $14,392,932
                                     ==========      ==========       ============       ===========       ===========

                                   MSF WESTERN ASSET
                                       MANAGEMENT
                                    U.S. GOVERNMENT
                                       SUBACCOUNT
                                   -----------------
INVESTMENT INCOME:
  Dividends.....................       $3,720,914
EXPENSES:
  Mortality and expense risk
     charges....................        1,893,121
  Administrative charges........           28,117
                                       ----------
     Total expenses.............        1,921,238
                                       ----------
  Net investment income (loss)..        1,799,676
                                       ----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
  Realized gain distributions...               --
  Realized gains (losses) on
     sale of investments........            2,184
                                       ----------
     Net realized gains
       (losses).................            2,184
  Change in unrealized gains
     (losses) on investments....        2,010,309
                                       ----------
  Net realized and unrealized
     gains (losses) on
     investments................        2,012,493
                                       ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................       $3,812,169
                                       ==========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

        MSF WESTERN ASSET
      MANAGEMENT STRATEGIC           MSF               MSF BLACKROCK           MSF DAVIS      MSF JENNISON           MSF FI
       BOND OPPORTUNITIES     MFS TOTAL RETURN    LEGACY LARGE CAP GROWTH    VENTURE VALUE       GROWTH       INTERNATIONAL STOCK
           SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
      --------------------    ----------------    -----------------------    -------------    ------------    -------------------

           $4,395,948            $ 2,134,363            $   231,949           $ 3,607,279      $   45,872         $ 1,158,990

            2,276,109              1,435,231              1,951,382             6,959,346         181,143           1,569,356
               41,617                 42,913                101,047               181,555           5,914              42,179
           ----------            -----------            -----------           -----------      ----------         -----------
            2,317,726              1,478,144              2,052,429             7,140,901         187,057           1,611,535
           ----------            -----------            -----------           -----------      ----------         -----------
            2,078,222                656,219             (1,820,480)           (3,533,622)       (141,185)           (452,545)
           ----------            -----------            -----------           -----------      ----------         -----------

              160,106              3,572,309                     --                    --         501,735           6,282,474
            1,718,309              2,733,012             (3,541,363)           25,310,853         692,483          12,995,776
           ----------            -----------            -----------           -----------      ----------         -----------
            1,878,415              6,305,321             (3,541,363)           25,310,853       1,194,218          19,278,250
              200,757             (3,954,322)            28,796,659            (5,496,498)        248,506          (8,632,296)
           ----------            -----------            -----------           -----------      ----------         -----------
            2,079,172              2,350,999             25,255,296            19,814,355       1,442,724          10,645,954
           ----------            -----------            -----------           -----------      ----------         -----------

           $4,157,394            $ 3,007,218            $23,434,816           $16,280,733      $1,301,539         $10,193,409
           ==========            ===========            ===========           ===========      ==========         ===========

       MSF BLACKROCK             MSF FI
      STRATEGIC VALUE    MID CAP OPPORTUNITIES
         SUBACCOUNT            SUBACCOUNT
      ---------------    ---------------------

        $    304,160          $        --

           2,506,698              403,390
              33,283                5,559
        ------------          -----------
           2,539,981              408,949
        ------------          -----------
          (2,235,821)            (408,949)
        ------------          -----------

          22,439,802                   --
           8,658,299            3,514,880
        ------------          -----------
          31,098,101            3,514,880
         (36,952,220)          (1,163,196)
        ------------          -----------
          (5,854,119)           2,351,684
        ------------          -----------
        $ (8,089,940)         $ 1,942,735
        ============          ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                MSF RUSSELL    MSF METLIFE    MSF FRANKLIN TEMPLETON    MSF NEUBERGER BERMAN    MSF HARRIS OAKMARK
                                2000 INDEX     STOCK INDEX       SMALL CAP GROWTH           MID CAP VALUE         LARGE CAP VALUE
                                SUBACCOUNT      SUBACCOUNT          SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                               ------------    -----------    ----------------------    --------------------    ------------------
INVESTMENT INCOME:
  Dividends................    $    466,698    $   813,893          $        --              $   339,646            $   474,971
EXPENSES:
  Mortality and expense
     risk charges..........         877,458      1,301,283              471,438                1,455,527              1,025,500
  Administrative charges...           7,943         12,689                3,715                   13,772                  4,538
                               ------------    -----------          -----------              -----------            -----------
     Total expenses........         885,401      1,313,972              475,153                1,469,299              1,030,038
                               ------------    -----------          -----------              -----------            -----------
  Net investment income
     (loss)................        (418,703)      (500,079)            (475,153)              (1,129,653)              (555,067)
                               ------------    -----------          -----------              -----------            -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions.........       5,057,992      2,026,753            2,472,863                3,212,080              2,134,697
  Realized gains (losses)
     on sale of
     investments...........       3,821,260      8,485,727            2,252,040                3,980,758              3,757,333
                               ------------    -----------          -----------              -----------            -----------
     Net realized gains
       (losses)............       8,879,252     10,512,480            4,724,903                7,192,838              5,892,030
  Change in unrealized
     gains (losses) on
     investments...........     (10,208,715)    (6,429,625)          (3,157,719)              (4,287,035)            (9,149,410)
                               ------------    -----------          -----------              -----------            -----------
  Net realized and
     unrealized gains
     (losses) on
     investments...........      (1,329,463)     4,082,855            1,567,184                2,905,803             (3,257,380)
                               ------------    -----------          -----------              -----------            -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS...............    $ (1,748,166)   $ 3,582,776          $ 1,092,031              $ 1,776,150            $(3,812,447)
                               ============    ===========          ===========              ===========            ===========

                                MSF BLACKROCK
                               LARGE CAP VALUE
                                  SUBACCOUNT
                               ---------------
INVESTMENT INCOME:
  Dividends................      $   363,084
EXPENSES:
  Mortality and expense
     risk charges..........          595,543
  Administrative charges...            2,694
                                 -----------
     Total expenses........          598,237
                                 -----------
  Net investment income
     (loss)................         (235,153)
                                 -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions.........        1,648,320
  Realized gains (losses)
     on sale of
     investments...........        1,760,832
                                 -----------
     Net realized gains
       (losses)............        3,409,152
  Change in unrealized
     gains (losses) on
     investments...........       (2,572,538)
                                 -----------
  Net realized and
     unrealized gains
     (losses) on
     investments...........          836,614
                                 -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS...............      $   601,461
                                 ===========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

       MSF LEHMAN BROTHERS    MSF MORGAN STANLEY        MSF METLIFE        MSF BLACKROCK    MSF T. ROWE PRICE    MSF T. ROWE PRICE
      AGGREGATE BOND INDEX        EAFE INDEX        MID CAP STOCK INDEX      LARGE CAP       LARGE CAP GROWTH     SMALL CAP GROWTH
           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT        SUBACCOUNT(A)        SUBACCOUNT           SUBACCOUNT
      --------------------    ------------------    -------------------    -------------    -----------------    -----------------

           $3,869,468             $ 1,230,023           $   300,937         $   199,216         $   72,044           $      --

            1,167,728                 930,846               742,458              73,536            515,275             149,639
               11,695                   8,966                 5,769                 458              2,759               1,057
           ----------             -----------           -----------         -----------         ----------           ---------
            1,179,423                 939,812               748,227              73,994            518,034             150,696
           ----------             -----------           -----------         -----------         ----------           ---------
            2,690,045                 290,211              (447,290)            125,222           (445,990)           (150,696)
           ----------             -----------           -----------         -----------         ----------           ---------


                   --                 744,487             2,303,601                  --            332,331                  --
             (922,124)              7,936,795             3,870,098           4,202,034            498,520             245,878
           ----------             -----------           -----------         -----------         ----------           ---------
             (922,124)              8,681,282             6,173,699           4,202,034            830,851             245,878

            2,685,864              (3,204,900)           (2,425,902)         (3,536,252)         2,265,093             660,928
           ----------             -----------           -----------         -----------         ----------           ---------

            1,763,740               5,476,382             3,747,797             665,782          3,095,944             906,806
           ----------             -----------           -----------         -----------         ----------           ---------

           $4,453,785             $ 5,766,593           $ 3,300,507         $   791,004         $2,649,954           $ 756,110
           ==========             ===========           ===========         ===========         ==========           =========

      MSF OPPENHEIMER      MSF BLACKROCK
       GLOBAL EQUITY     AGGRESSIVE GROWTH
         SUBACCOUNT          SUBACCOUNT
      ---------------    -----------------
         $  177,783          $       --

            284,068             128,224
              1,744                 263
         ----------          ----------
            285,812             128,487
         ----------          ----------
           (108,029)           (128,487)
         ----------          ----------

            294,775                  --
            768,737             647,277
         ----------          ----------
          1,063,512             647,277
           (160,247)            841,304
         ----------          ----------
            903,265           1,488,581
         ----------          ----------
         $  795,236          $1,360,094
         ==========          ==========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                                 MSF METLIFE        MSF METLIFE                                    MSF METLIFE
                               MSF BLACKROCK    CONSERVATIVE      CONSERVATIVE TO          MSF METLIFE             MODERATE TO
                                DIVERSIFIED      ALLOCATION     MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                 SUBACCOUNT      SUBACCOUNT          SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                               -------------    ------------    -------------------    -------------------    ---------------------
INVESTMENT INCOME:
  Dividends.................      $207,801        $      --          $       --            $    17,677             $    94,195
EXPENSES:
  Mortality and expense risk
     charges................       123,973          192,136             995,969              3,425,549               5,004,359
  Administrative charges....           427            1,112               3,161                  6,368                   4,819
                                  --------        ---------          ----------            -----------             -----------
     Total expenses.........       124,400          193,248             999,130              3,431,917               5,009,178
                                  --------        ---------          ----------            -----------             -----------
  Net investment income
     (loss).................        83,401         (193,248)           (999,130)            (3,414,240)             (4,914,983)
                                  --------        ---------          ----------            -----------             -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions..........            --            6,692             109,633                318,194                 376,781
  Realized gains (losses) on
     sale of investments....       183,959          342,412             393,621                 20,112                 391,613
                                  --------        ---------          ----------            -----------             -----------
     Net realized gains
       (losses).............       183,959          349,104             503,254                338,306                 768,394
  Change in unrealized gains
     (losses) on
     investments............        45,002          441,326           2,374,492              6,888,620               3,912,728
                                  --------        ---------          ----------            -----------             -----------
  Net realized and
     unrealized gains
     (losses) on
     investments............       228,961          790,430           2,877,746              7,226,926               4,681,122
                                  --------        ---------          ----------            -----------             -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................      $312,362        $ 597,182          $1,878,616            $ 3,812,686             $  (233,861)
                                  ========        =========          ==========            ===========             ===========

                                    MSF METLIFE
                               AGGRESSIVE ALLOCATION
                                     SUBACCOUNT
                               ---------------------
INVESTMENT INCOME:
  Dividends.................         $  14,163
EXPENSES:
  Mortality and expense risk
     charges................           350,981
  Administrative charges....               472
                                     ---------
     Total expenses.........           351,453
                                     ---------
  Net investment income
     (loss).................          (337,290)
                                     ---------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions..........            40,718
  Realized gains (losses) on
     sale of investments....           939,086
                                     ---------
     Net realized gains
       (losses).............           979,804
  Change in unrealized gains
     (losses) on
     investments............          (499,181)
                                     ---------
  Net realized and
     unrealized gains
     (losses) on
     investments............           480,623
                                     ---------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................         $ 143,333
                                     =========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


        MSF FI      MIST LEGG MASON           MIST MFS           MIST T. ROWE PRICE     MIST PIMCO      MIST RCM
       LARGE CAP      VALUE EQUITY     RESEARCH INTERNATIONAL      MID-CAP GROWTH      TOTAL RETURN    TECHNOLOGY
      SUBACCOUNT       SUBACCOUNT            SUBACCOUNT              SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
      ----------    ---------------    ----------------------    ------------------    ------------    ----------

       $     --       $     1,139            $   868,815             $       758        $ 9,107,092    $       --

         12,024           439,457                933,414               1,027,552          3,674,212       219,469
             47            18,103                  6,472                   8,611             26,953         1,482
       --------       -----------            -----------             -----------        -----------    ----------
         12,071           457,560                939,886               1,036,163          3,701,165       220,951
       --------       -----------            -----------             -----------        -----------    ----------
        (12,071)         (456,421)               (71,071)             (1,035,405)         5,405,927      (220,951)
       --------       -----------            -----------             -----------        -----------    ----------

         55,503            38,415              9,836,117               3,465,217                 --       592,290
         15,897           560,602              4,156,404               4,752,960          1,829,954     1,025,057
       --------       -----------            -----------             -----------        -----------    ----------
         71,400           599,017             13,992,521               8,218,177          1,829,954     1,617,347

        (51,246)       (2,241,733)            (6,332,020)              3,878,981          9,192,947     2,951,407
       --------       -----------            -----------             -----------        -----------    ----------

         20,154        (1,642,716)             7,660,501              12,097,158         11,022,901     4,568,754
       --------       -----------            -----------             -----------        -----------    ----------

       $  8,083       $(2,099,137)           $ 7,589,430             $11,061,753        $16,428,828    $4,347,803
       ========       ===========            ===========             ===========        ===========    ==========

      MIST LORD ABBETT    MIST LAZARD      MIST MET/AIM      MIST HARRIS OAKMARK
       BOND DEBENTURE       MID-CAP      SMALL CAP GROWTH       INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
      ----------------    -----------    ----------------    -------------------

         $5,780,285       $   106,652       $       --           $  1,324,022

          1,524,078           415,472          180,523              2,192,400
             11,411             2,662              675                 17,149
         ----------       -----------       ----------           ------------
          1,535,489           418,134          181,198              2,209,549
         ----------       -----------       ----------           ------------
          4,244,796          (311,482)        (181,198)              (885,527)
         ----------       -----------       ----------           ------------


            139,422         2,660,092          185,882             13,007,859
          1,705,316           382,734          722,353              8,925,014
         ----------       -----------       ----------           ------------
          1,844,738         3,042,826          908,235             21,932,873
           (558,051)       (4,364,259)         461,979            (25,709,200)
         ----------       -----------       ----------           ------------
          1,286,687        (1,321,433)       1,370,214             (3,776,327)
         ----------       -----------       ----------           ------------
         $5,531,483       $(1,632,915)      $1,189,016           $ (4,661,854)
         ==========       ===========       ==========           ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONCLUDED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                     MIST                MIST
                             LEGG MASON PARTNERS   NEUBERGER BERMAN     MIST OPPENHEIMER     MIST CYCLICAL       MIST CYCLICAL
                              AGGRESSIVE GROWTH       REAL ESTATE     CAPITAL APPRECIATION     GROWTH ETF    GROWTH AND INCOME ETF
                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                             -------------------   ----------------   --------------------   -------------   ---------------------
INVESTMENT INCOME:
  Dividends...............       $        --         $  1,062,758           $     --            $     --            $      6
EXPENSES:
  Mortality and expense
     risk charges.........           186,960            1,542,915             66,652              16,412              17,954
  Administrative charges..             2,115                8,801                619                  29                  53
                                 -----------         ------------           --------            --------            --------
     Total expenses.......           189,075            1,551,716             67,271              16,441              18,007
                                 -----------         ------------           --------            --------            --------
  Net investment income
     (loss)...............          (189,075)            (488,958)           (67,271)            (16,441)            (18,001)
                                 -----------         ------------           --------            --------            --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Realized gain
     distributions........         1,276,302           10,277,297            283,649                  --                  90
  Realized gains (losses)
     on sale of
     investments..........           607,816            7,148,015            143,332              39,739              41,270
                                 -----------         ------------           --------            --------            --------
     Net realized gains
       (losses)...........         1,884,118           17,425,312            426,981              39,739              41,360
  Change in unrealized
     gains (losses) on
     investments..........        (1,542,084)         (36,628,097)           147,240               4,364               1,992
                                 -----------         ------------           --------            --------            --------
  Net realized and
     unrealized gains
     (losses) on
     investments..........           342,034          (19,202,785)           574,221              44,103              43,352
                                 -----------         ------------           --------            --------            --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS.........       $   152,959         $(19,691,743)          $506,950            $ 27,662            $ 25,351
                                 ===========         ============           ========            ========            ========

                                    MIST PIMCO
                             INFLATION PROTECTED BOND
                                    SUBACCOUNT
                             ------------------------
INVESTMENT INCOME:
  Dividends...............           $ 75,240
EXPENSES:
  Mortality and expense
     risk charges.........             66,531
  Administrative charges..                280
                                     --------
     Total expenses.......             66,811
                                     --------
  Net investment income
     (loss)...............              8,429
                                     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Realized gain
     distributions........                 --
  Realized gains (losses)
     on sale of
     investments..........             31,114
                                     --------
     Net realized gains
       (losses)...........             31,114
  Change in unrealized
     gains (losses) on
     investments..........            496,552
                                     --------
  Net realized and
     unrealized gains
     (losses) on
     investments..........            527,666
                                     --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS.........           $536,095
                                     ========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


MIST BLACKROCK         MIST        AMERICAN FUNDS    AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
LARGE-CAP CORE     JANUS FORTY         GROWTH         GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION         BOND
 SUBACCOUNT(B)    SUBACCOUNT(B)      SUBACCOUNT        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
--------------    -------------    --------------    --------------    ---------------------------    --------------

   $      --         $     --       $  4,036,645      $  5,359,721             $ 5,649,309              $ 2,615,880
     139,334           18,609          8,189,214         5,702,903               3,038,625                  444,607
         855              105             59,599            45,910                  21,742                    2,515
   ---------         --------       ------------      ------------             -----------              -----------
     140,189           18,714          8,248,813         5,748,813               3,060,367                  447,122
   ---------         --------       ------------      ------------             -----------              -----------
    (140,189)         (18,714)        (4,212,168)         (389,092)              2,588,942                2,168,758
   ---------         --------       ------------      ------------             -----------              -----------


          --               --         35,266,482        11,643,822              14,351,676                       --
      18,164            2,674         30,518,425        19,452,877              20,817,982                   39,077
   ---------         --------       ------------      ------------             -----------              -----------
      18,164            2,674         65,784,907        31,096,699              35,169,658                   39,077
     141,432          483,416        (10,535,203)      (18,548,240)             (8,172,517)              (1,838,242)
   ---------         --------       ------------      ------------             -----------              -----------
     159,596          486,090         55,249,704        12,548,459              26,997,141               (1,799,165)
   ---------         --------       ------------      ------------             -----------              -----------
   $  19,407         $467,376       $ 51,037,536      $ 12,159,367             $29,586,083              $   369,593
   =========         ========       ============      ============             ===========              ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     MSF BLACKROCK                   MSF BLACKROCK                MSF HARRIS OAKMARK
                                      BOND INCOME                    MONEY MARKET                    FOCUSED VALUE
                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                             ----------------------------    ----------------------------    ----------------------------
                                 2007            2006            2007            2006            2007            2006
                             ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $  3,431,582    $  8,658,592    $  3,903,684    $  3,443,526    $ (2,820,008)   $ (3,805,924)
     Net realized gains
       (losses)............       541,424        (357,069)             --              --      58,956,631      52,758,425
     Change in unrealized
       gains (losses) on
       investments.........     4,779,050      (2,682,332)             --              --     (79,381,518)    (15,287,522)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............     8,752,056       5,619,191       3,903,684       3,443,526     (23,244,895)     33,664,979
                             ------------    ------------    ------------    ------------    ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     7,645,895      12,391,332      18,915,967      20,552,267       9,854,888      16,272,563
     Net transfers
       (including fixed
       account)............    (2,769,398)     (1,940,166)     27,518,957      15,369,889     (16,645,923)    (17,881,794)
     Contract charges......      (400,247)       (368,710)       (222,600)       (206,161)       (649,605)       (639,780)
     Transfers for contract
       benefits and
       terminations........   (26,166,995)    (24,107,661)    (34,094,251)    (35,017,868)    (38,483,608)    (36,886,371)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (21,690,745)    (14,025,205)     12,118,073         698,127     (45,924,248)    (39,135,382)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets.........   (12,938,689)     (8,406,014)     16,021,757       4,141,653     (69,169,143)     (5,470,403)
NET ASSETS:
     Beginning of period...   201,476,868     209,882,882     108,195,190     104,053,537     334,052,554     339,522,957
                             ------------    ------------    ------------    ------------    ------------    ------------
     End of period.........  $188,538,179    $201,476,868    $124,216,947    $108,195,190    $264,883,411    $334,052,554
                             ============    ============    ============    ============    ============    ============

                                        MSF FI
                                     VALUE LEADERS
                                      SUBACCOUNT
                             ----------------------------
                                 2007            2006
                             ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $   (410,711)   $   (285,217)
     Net realized gains
       (losses)............     9,672,526       1,854,984
     Change in unrealized
       gains (losses) on
       investments.........    (6,437,697)      7,897,525
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............     2,824,118       9,467,292
                             ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     3,037,893       4,458,699
     Net transfers
       (including fixed
       account)............    (2,743,789)        459,938
     Contract charges......       (92,076)        (81,331)
     Transfers for contract
       benefits and
       terminations........   (18,828,346)    (16,656,342)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (18,626,318)    (11,819,036)
                             ------------    ------------
  Net increase (decrease)
     in net assets.........   (15,802,200)     (2,351,744)
NET ASSETS:
     Beginning of period...    94,943,256      97,295,000
                             ------------    ------------
     End of period.........  $ 79,141,056    $ 94,943,256
                             ============    ============





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

                                                                            MSF WESTERN ASSET
            MSF LOOMIS SAYLES               MSF WESTERN ASSET           MANAGEMENT STRATEGIC BOND                  MSF
                SMALL CAP              MANAGEMENT U.S. GOVERNMENT             OPPORTUNITIES                 MFS TOTAL RETURN
               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
      ----------------------------    ----------------------------    ----------------------------    ----------------------------
          2007            2006            2007            2006            2007            2006            2007            2006
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      $ (1,994,610)   $ (1,947,477)   $  1,799,676    $  2,735,435    $  2,078,222    $  5,928,921    $    656,219    $  2,098,657
        25,039,623      14,902,588           2,184          56,098       1,878,415       3,312,070       6,305,321       4,043,374

        (8,652,081)      6,824,640       2,010,309         963,242         200,757      (3,447,948)     (3,954,322)      4,308,944
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        14,392,932      19,779,751       3,812,169       3,754,775       4,157,394       5,793,043       3,007,218      10,450,975
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         9,376,862       9,056,216       5,933,048      11,574,892      10,229,502      13,200,172       5,613,354       6,291,846
         3,042,092       1,482,494        (253,804)         57,979       9,857,960       3,739,913       3,503,005         546,734
          (251,104)       (197,343)       (327,065)       (311,814)       (369,689)       (309,117)       (184,176)       (162,010)

       (24,932,417)    (20,194,581)    (19,154,451)    (15,178,659)    (21,107,175)    (21,110,414)    (16,627,438)    (14,566,998)
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       (12,764,567)     (9,853,214)    (13,802,272)     (3,857,602)     (1,389,402)     (4,479,446)     (7,695,255)     (7,890,428)
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
         1,628,365       9,926,537      (9,990,103)       (102,827)      2,767,992       1,313,597      (4,688,037)      2,560,547

       145,000,023     135,073,486     145,922,745     146,025,572     168,028,848     166,715,251     107,388,528     104,827,981
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      $146,628,388    $145,000,023    $135,932,642    $145,922,745    $170,796,840    $168,028,848    $102,700,491    $107,388,528
      ============    ============    ============    ============    ============    ============    ============    ============

              MSF BLACKROCK
         LEGACY LARGE CAP GROWTH
               SUBACCOUNT
      ----------------------------
          2007            2006
      ------------    ------------


      $ (1,820,480)   $ (2,093,301)
        (3,541,363)     (8,269,759)

        28,796,659      14,242,709
      ------------    ------------

        23,434,816       3,879,649
      ------------    ------------

         4,558,802       4,463,430
        (6,714,574)     (9,474,561)
          (185,287)       (188,560)

       (27,186,224)    (26,378,271)
      ------------    ------------

       (29,527,283)    (31,577,962)
      ------------    ------------
        (6,092,467)    (27,698,313)

       152,339,863     180,038,176
      ------------    ------------
      $146,247,396    $152,339,863
      ============    ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MSF DAVIS                    MSF JENNISON                      MSF FI
                                     VENTURE VALUE                     GROWTH                   INTERNATIONAL STOCK
                                      SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                             ----------------------------    --------------------------    ----------------------------
                                 2007            2006            2007           2006           2007            2006
                             ------------    ------------    -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $ (3,533,622)   $ (3,026,082)   $  (141,185)   $  (178,353)   $   (452,545)   $     19,066
     Net realized gains
       (losses)............    25,310,853      16,054,066      1,194,218        389,593      19,278,250       8,243,977
     Change in unrealized
       gains (losses) on
       investments.........    (5,496,498)     48,055,324        248,506        (58,037)     (8,632,296)      7,350,592
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............    16,280,733      61,083,308      1,301,539        153,203      10,193,409      15,613,635
                             ------------    ------------    -----------    -----------    ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....    30,744,060      39,963,697        840,067      1,127,733       5,816,454      10,583,641
     Net transfers
       (including fixed
       account)............    (3,984,876)     12,066,531       (561,317)       275,793      (3,863,548)       (364,805)
     Contract charges......    (1,034,664)       (840,972)       (21,685)       (18,915)       (250,363)       (209,100)
     Transfers for contract
       benefits and
       terminations........   (70,018,548)    (62,117,116)    (1,641,174)    (1,184,724)    (17,142,105)    (12,214,120)
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (44,294,028)    (10,927,860)    (1,384,109)       199,887     (15,439,562)     (2,204,384)
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets.........   (28,013,295)     50,155,448        (82,570)       353,090      (5,246,153)     13,409,251
NET ASSETS:
     Beginning of period...   527,218,129     477,062,681     13,463,903     13,110,813     120,118,489     106,709,238
                             ------------    ------------    -----------    -----------    ------------    ------------
     End of period.........  $499,204,834    $527,218,129    $13,381,333    $13,463,903    $114,872,336    $120,118,489
                             ============    ============    ===========    ===========    ============    ============

                                     MSF BLACKROCK
                                    STRATEGIC VALUE
                                      SUBACCOUNT
                             ----------------------------
                                 2007            2006
                             ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $ (2,235,821)   $ (2,282,253)
     Net realized gains
       (losses)............    31,098,101      47,646,490
     Change in unrealized
       gains (losses) on
       investments.........   (36,952,220)    (17,465,606)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............    (8,089,940)     27,898,631
                             ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     5,616,975       8,328,550
     Net transfers
       (including fixed
       account)............   (12,492,198)    (12,978,155)
     Contract charges......      (466,194)       (463,367)
     Transfers for contract
       benefits and
       terminations........   (19,341,712)    (19,653,272)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (26,683,129)    (24,766,244)
                             ------------    ------------
  Net increase (decrease)
     in net assets.........   (34,773,069)      3,132,387
NET ASSETS:
     Beginning of period...   200,515,108     197,382,721
                             ------------    ------------
     End of period.........  $165,742,039    $200,515,108
                             ============    ============





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

                MSF FI                      MSF RUSSELL                    MSF METLIFE              MSF FRANKLIN TEMPLETON
         MID CAP OPPORTUNITIES               2000 INDEX                    STOCK INDEX                 SMALL CAP GROWTH
              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
      --------------------------    ---------------------------    ---------------------------    --------------------------
          2007           2006           2007            2006           2007            2006           2007           2006
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------


      $  (408,949)   $  (375,074)   $   (418,703)   $  (450,786)   $   (500,079)   $   340,192    $  (475,153)   $  (450,160)
        3,514,880      1,282,495       8,879,252      6,398,131      10,512,480      5,473,839      4,724,903      3,013,792

       (1,163,196)     1,747,863     (10,208,715)     3,066,877      (6,429,625)     6,079,213     (3,157,719)        68,072
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

        1,942,735      2,655,284      (1,748,166)     9,014,222       3,582,776     11,893,244      1,092,031      2,631,704
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

        1,833,584      2,079,526       2,984,240      5,271,371       4,284,297      7,763,766      2,284,966      3,370,088
         (448,076)      (683,992)     (1,371,079)       209,289      (5,079,009)    (3,644,043)    (1,575,081)      (162,184)
          (80,871)       (70,770)       (177,324)      (158,805)       (229,877)      (216,150)       (98,010)       (85,374)

       (2,980,065)    (2,021,056)     (6,443,597)    (4,626,070)    (11,353,889)    (6,751,694)    (2,773,299)    (2,240,400)
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

       (1,675,428)      (696,292)     (5,007,760)       695,785     (12,378,478)    (2,848,121)    (2,161,424)       882,130
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------
          267,307      1,958,992      (6,755,926)     9,710,007      (8,795,702)     9,045,123     (1,069,393)     3,513,834

       29,084,040     27,125,048      65,806,953     56,096,946      98,055,747     89,010,624     34,872,011     31,358,177
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------
      $29,351,347    $29,084,040    $ 59,051,027    $65,806,953    $ 89,260,045    $98,055,747    $33,802,618    $34,872,011
      ===========    ===========    ============    ===========    ============    ===========    ===========    ===========

          MSF NEUBERGER BERMAN
              MID CAP VALUE
               SUBACCOUNT
      ----------------------------
          2007            2006
      ------------    ------------


      $ (1,129,653)   $ (1,019,041)
         7,192,838      11,086,835

        (4,287,035)     (1,426,425)
      ------------    ------------

         1,776,150       8,641,369
      ------------    ------------

         8,654,636      11,032,161
         4,117,706       9,129,103
          (277,873)       (215,827)

       (10,398,799)     (7,902,286)
      ------------    ------------

         2,095,670      12,043,151
      ------------    ------------
         3,871,820      20,684,520

       103,484,762      82,800,242
      ------------    ------------
      $107,356,582    $103,484,762
      ============    ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MSF HARRIS OAKMARK               MSF BLACKROCK              MSF LEHMAN BROTHERS
                                      LARGE CAP VALUE               LARGE CAP VALUE             AGGREGATE BOND INDEX
                                        SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                --------------------------    --------------------------    ---------------------------
                                    2007           2006           2007           2006           2007            2006
                                -----------    -----------    -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss).................  $  (555,067)   $  (527,133)   $  (235,153)   $   (77,988)   $  2,690,045    $ 2,428,465
     Net realized gains
       (losses)...............    5,892,030      2,787,605      3,409,152      2,911,796        (922,124)      (277,301)
     Change in unrealized
       gains (losses) on
       investments............   (9,149,410)     8,911,381     (2,572,538)     2,247,740       2,685,864        (53,839)
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations...............   (3,812,447)    11,171,853        601,461      5,081,548       4,453,785      2,097,325
                                -----------    -----------    -----------    -----------    ------------    -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners.................    3,684,654      5,223,596      5,770,104      3,962,130       3,498,702      7,073,692
     Net transfers (including
       fixed account).........   (1,924,080)      (864,738)     6,231,726      5,232,215       2,472,532      3,680,597
     Contract charges.........     (244,858)      (218,734)      (121,503)       (81,901)       (214,361)      (194,734)
     Transfers for contract
       benefits and
       terminations...........   (6,252,606)    (4,516,532)    (4,367,002)    (2,632,253)    (10,735,303)    (7,598,145)
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions....   (4,736,890)      (376,408)     7,513,325      6,480,191      (4,978,430)     2,961,410
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets...............   (8,549,337)    10,795,445      8,114,786     11,561,739        (524,645)     5,058,735
NET ASSETS:
     Beginning of period......   79,205,511     68,410,066     38,580,534     27,018,795      87,381,231     82,322,496
                                -----------    -----------    -----------    -----------    ------------    -----------
     End of period............  $70,656,174    $79,205,511    $46,695,320    $38,580,534    $ 86,856,586    $87,381,231
                                ===========    ===========    ===========    ===========    ============    ===========

                                    MSF MORGAN STANLEY
                                        EAFE INDEX
                                        SUBACCOUNT
                                --------------------------
                                    2007           2006
                                -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss).................  $   290,211    $   115,017
     Net realized gains
       (losses)...............    8,681,282      2,761,913
     Change in unrealized
       gains (losses) on
       investments............   (3,204,900)     9,158,976
                                -----------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations...............    5,766,593     12,035,906
                                -----------    -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners.................    5,058,222      4,187,300
     Net transfers (including
       fixed account).........    3,179,049      4,063,660
     Contract charges.........     (191,715)      (147,302)
     Transfers for contract
       benefits and
       terminations...........   (7,209,042)    (4,370,872)
                                -----------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions....      836,514      3,732,786
                                -----------    -----------
  Net increase (decrease) in
     net assets...............    6,603,107     15,768,692
NET ASSETS:
     Beginning of period......   65,326,846     49,558,154
                                -----------    -----------
     End of period............  $71,929,953    $65,326,846
                                ===========    ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

              MSF METLIFE                  MSF BLACKROCK                MSF T. ROWE PRICE            MSF T. ROWE PRICE
          MID CAP STOCK INDEX                LARGE CAP                  LARGE CAP GROWTH              SMALL CAP GROWTH
              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
      --------------------------    ---------------------------    --------------------------    -------------------------
          2007           2006          2007(A)          2006           2007           2006           2007          2006
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------


      $  (447,290)   $  (214,570)   $    125,222    $   (47,543)   $  (445,990)   $  (338,053)   $  (150,696)   $ (105,586)
        6,173,699      5,447,278       4,202,034      1,830,332        830,851        275,131        245,878       161,460
       (2,425,902)    (1,271,679)     (3,536,252)       226,238      2,265,093      3,235,175        660,928       (73,105)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

        3,300,507      3,961,029         791,004      2,009,027      2,649,954      3,172,253        756,110       (17,231)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

        2,931,880      3,410,061         109,419        633,680      4,610,886      5,745,459      1,761,017     2,214,797
         (291,243)     1,533,159     (17,342,869)    (1,641,831)     5,618,430      4,043,304        996,215     3,413,108
         (145,992)      (129,488)        (14,372)       (45,652)      (111,690)       (73,719)       (31,873)      (18,479)
       (5,573,615)    (3,490,159)       (491,691)    (1,624,864)    (2,474,994)    (1,880,712)      (715,414)     (377,683)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

       (3,078,970)     1,323,573     (17,739,513)    (2,678,667)     7,642,632      7,834,332      2,009,945     5,231,743
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------
          221,537      5,284,602     (16,948,509)      (669,640)    10,292,586     11,006,585      2,766,055     5,214,512

       52,350,319     47,065,717      16,948,509     17,618,149     33,109,530     22,102,945      9,504,320     4,289,808
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------
      $52,571,856    $52,350,319    $         --    $16,948,509    $43,402,116    $33,109,530    $12,270,375    $9,504,320
      ===========    ===========    ============    ===========    ===========    ===========    ===========    ==========

            MSF OPPENHEIMER
             GLOBAL EQUITY
              SUBACCOUNT
      --------------------------
          2007           2006
      -----------    -----------


      $  (108,029)   $    67,407
        1,063,512        408,773
         (160,247)     1,339,061
      -----------    -----------

          795,236      1,815,241
      -----------    -----------

        3,143,825      4,226,091
        3,670,458      6,050,818
          (59,696)       (26,844)
       (1,867,596)      (697,162)
      -----------    -----------

        4,886,991      9,552,903
      -----------    -----------
        5,682,227     11,368,144

       17,702,976      6,334,832
      -----------    -----------
      $23,385,203    $17,702,976
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                                        MSF METLIFE
                                                                                                                         CONSERVA-
                                                                                                                          TIVE TO
                                       MSF BLACKROCK                MSF BLACKROCK                 MSF METLIFE             MODERATE
                                     AGGRESSIVE GROWTH               DIVERSIFIED            CONSERVATIVE ALLOCATION      ALLOCATION
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                                 -------------------------    -------------------------    -------------------------    -----------
                                     2007          2006           2007          2006           2007          2006           2007
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..................  $  (128,487)   $  (68,516)   $    83,401    $   78,309    $  (193,248)   $   63,330    $  (999,130)
     Net realized gains
       (losses)................      647,277       431,331        183,959       366,377        349,104        36,758        503,254
     Change in unrealized gains
       (losses) on
       investments.............      841,304        51,515         45,002       166,661        441,326       130,740      2,374,492
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations................    1,360,094       414,330        312,362       611,347        597,182       230,828      1,878,616
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Contract Transactions:
     Purchase payments received
       from contract owners....    1,568,069     1,527,143        873,038     1,834,246      5,477,528     3,073,792     37,986,918
     Net transfers (including
       fixed account)..........    4,142,394     1,309,742      3,111,552       449,764      9,681,576     2,785,127     21,146,297
     Contract charges..........      (24,948)      (11,861)       (18,994)      (11,546)       (34,888)      (11,934)      (192,934)
     Transfers for contract
       benefits and
       terminations............     (332,344)     (276,763)      (451,235)     (536,193)    (1,512,681)     (312,788)    (4,116,730)
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions.....    5,353,171     2,548,261      3,514,361     1,736,271     13,611,535     5,534,197     54,823,551
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets................    6,713,265     2,962,591      3,826,723     2,347,618     14,208,717     5,765,025     56,702,167
NET ASSETS:
     Beginning of period.......    5,741,678     2,779,087      6,697,358     4,349,740      7,783,825     2,018,800     42,827,997
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
     End of period.............  $12,454,943    $5,741,678    $10,524,081    $6,697,358    $21,992,542    $7,783,825    $99,530,164
                                 ===========    ==========    ===========    ==========    ===========    ==========    ===========

                                 MSF METLIFE
                                  CONSERVA-
                                   TIVE TO
                                   MODERATE
                                  ALLOCATION
                                  SUBACCOUNT
                                 -----------
                                     2006
                                 -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..................  $   121,458
     Net realized gains
       (losses)................      365,498
     Change in unrealized gains
       (losses) on
       investments.............    1,689,518
                                 -----------
  Net increase (decrease) in
     net assets resulting from
     operations................    2,176,474
                                 -----------
  Contract Transactions:
     Purchase payments received
       from contract owners....   19,947,160
     Net transfers (including
       fixed account)..........   11,670,422
     Contract charges..........      (45,421)
     Transfers for contract
       benefits and
       terminations............     (997,519)
                                 -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions.....   30,574,642
                                 -----------
  Net increase (decrease) in
     net assets................   32,751,116
NET ASSETS:
     Beginning of period.......   10,076,881
                                 -----------
     End of period.............  $42,827,997
                                 ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


                                               MSF METLIFE
               MSF METLIFE               MODERATE TO AGGRESSIVE               MSF METLIFE                   MSF FI
           MODERATE ALLOCATION                 ALLOCATION                AGGRESSIVE ALLOCATION             LARGE CAP
               SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
      ----------------------------    ----------------------------    --------------------------    ----------------------
          2007            2006            2007            2006            2007           2006          2007        2006(B)
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------


      $ (3,414,240)   $     72,882    $ (4,914,983)   $   (418,903)   $  (337,290)   $   (65,450)   $  (12,071)   $ (2,078)
           338,306       1,620,491         768,394       1,742,131        979,804        292,137        71,400       7,519
         6,888,620       6,844,977       3,912,728      10,627,423       (499,181)     1,222,430       (51,246)     34,860
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

         3,812,686       8,538,350        (233,861)     11,950,651        143,333      1,449,117         8,083      40,301
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

       137,621,181      71,275,688     289,868,747     104,719,771     11,498,503      7,448,174       438,358     115,634
        90,463,451      38,749,644     106,836,930      52,247,920      4,394,541      7,216,949       281,227     484,499
          (740,857)       (155,725)     (1,130,324)       (149,391)       (77,174)       (14,611)       (1,677)        (46)
       (10,676,877)     (3,440,984)    (12,450,791)     (3,632,171)      (859,671)      (135,655)      (33,129)    (85,534)
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

       216,666,898     106,428,623     383,124,562     153,186,129     14,956,199     14,514,857       684,779     514,553
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------
       220,479,584     114,966,973     382,890,701     165,136,780     15,099,532     15,963,974       692,862     554,854

       143,400,766      28,433,793     187,391,222      22,254,442     17,753,305      1,789,331       554,854          --
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------
      $363,880,350    $143,400,766    $570,281,923    $187,391,222    $32,852,837    $17,753,305    $1,247,716    $554,854
      ============    ============    ============    ============    ===========    ===========    ==========    ========

            MIST LEGG MASON
             VALUE EQUITY
              SUBACCOUNT
      --------------------------
          2007         2006(B)
      -----------    -----------


      $  (456,421)   $  (281,952)
          599,017        592,006
       (2,241,733)     1,915,387
      -----------    -----------

       (2,099,137)     2,225,441
      -----------    -----------

        1,354,144        915,657
         (788,227)    35,292,109
          (52,914)       (31,916)
       (5,450,151)    (2,772,900)
      -----------    -----------

       (4,937,148)    33,402,950
      -----------    -----------
       (7,036,285)    35,628,391

       35,628,391             --
      -----------    -----------
      $28,592,106    $35,628,391
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                        MIST MFS               MIST T. ROWE PRICE               MIST PIMCO             MIST RCM
                                 RESEARCH INTERNATIONAL          MID-CAP GROWTH                TOTAL RETURN           TECHNOLOGY
                                       SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                               -------------------------   -------------------------   ---------------------------   -----------
                                   2007          2006          2007          2006          2007           2006           2007
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)................  $   (71,071)  $   149,126   $(1,035,405)  $  (839,587)  $  5,405,927   $  3,329,423   $  (220,951)
     Net realized gains
       (losses)..............   13,992,521     5,978,320     8,218,177     4,171,737      1,829,954      1,379,160     1,617,347
     Change in unrealized
       gains (losses) on
       investments...........   (6,332,020)    5,504,016     3,878,981      (397,832)     9,192,947      3,642,508     2,951,407
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets resulting
     from operations.........    7,589,430    11,631,462    11,061,753     2,934,318     16,428,828      8,351,091     4,347,803
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners................    7,055,087     6,100,271     6,726,481     7,964,322     13,312,814     22,521,356       935,269
     Net transfers (including
       fixed account)........    8,723,101     4,997,802     3,729,351     6,240,458      6,651,247      6,711,917     3,588,323
     Contract charges........     (185,563)     (132,103)     (213,257)     (155,989)      (724,622)      (658,063)      (48,762)
     Transfers for contract
       benefits and
       terminations..........   (6,989,689)   (3,839,289)   (6,660,270)   (4,449,149)   (28,167,879)   (21,286,690)   (1,626,056)
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets resulting
     from contract
     transactions............    8,602,936     7,126,681     3,582,305     9,599,642     (8,928,440)     7,288,520     2,848,774
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets..............   16,192,366    18,758,143    14,644,058    12,533,960      7,500,388     15,639,611     7,196,577
NET ASSETS:
     Beginning of period.....   63,380,251    44,622,108    68,849,972    56,316,012    273,266,001    257,626,390    14,940,472
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
     End of period...........  $79,572,617   $63,380,251   $83,494,030   $68,849,972   $280,766,389   $273,266,001   $22,137,049
                               ===========   ===========   ===========   ===========   ============   ============   ===========

                                 MIST RCM
                                TECHNOLOGY
                                SUBACCOUNT
                               -----------
                                   2006
                               -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)................  $  (195,749)
     Net realized gains
       (losses)..............      353,595
     Change in unrealized
       gains (losses) on
       investments...........      379,673
                               -----------
  Net increase (decrease) in
     net assets resulting
     from operations.........      537,519
                               -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners................      680,097
     Net transfers (including
       fixed account)........     (438,350)
     Contract charges........      (42,137)
     Transfers for contract
       benefits and
       terminations..........     (977,782)
                               -----------
  Net increase (decrease) in
     net assets resulting
     from contract
     transactions............     (778,172)
                               -----------
  Net increase (decrease) in
     net assets..............     (240,653)
NET ASSETS:
     Beginning of period.....   15,181,125
                               -----------
     End of period...........  $14,940,472
                               ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


            MIST LORD ABBETT                  MIST LAZARD                  MIST MET/AIM                MIST HARRIS OAKMARK
             BOND DEBENTURE                     MID-CAP                  SMALL CAP GROWTH                 INTERNATIONAL
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
      ----------------------------    --------------------------    --------------------------    ----------------------------
          2007            2006            2007           2006           2007           2006           2007            2006
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------


      $  4,244,796    $  4,926,462    $  (311,482)   $  (255,036)   $  (181,198)   $  (168,427)   $   (885,527)   $  1,215,035
         1,844,738         880,218      3,042,826      3,538,560        908,235      2,513,955      21,932,873      10,126,366

          (558,051)      1,490,294     (4,364,259)      (162,368)       461,979       (840,697)    (25,709,200)     17,136,312
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------

         5,531,483       7,296,974     (1,632,915)     3,121,156      1,189,016      1,504,831      (4,661,854)     28,477,713
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------


         8,229,784       9,499,941      3,525,672      1,670,325        711,956        732,595      16,657,629      16,754,219
         7,935,219       7,049,635      4,866,205       (356,439)      (368,698)      (819,198)      9,107,168      20,561,383
          (293,793)       (238,322)       (92,027)       (76,835)       (41,163)       (37,802)       (440,643)       (305,075)
       (10,270,948)     (6,794,749)    (2,331,064)    (1,306,194)      (990,125)      (702,401)    (13,649,909)     (6,872,981)
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------

         5,600,262       9,516,505      5,968,786        (69,143)      (688,030)      (826,806)     11,674,245      30,137,546
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------
        11,131,745      16,813,479      4,335,871      3,052,013        500,986        678,025       7,012,391      58,615,259

       105,701,721      88,888,242     27,037,171     23,985,158     12,784,786     12,106,761     150,250,217      91,634,958
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------
      $116,833,466    $105,701,721    $31,373,042    $27,037,171    $13,285,772    $12,784,786    $157,262,608    $150,250,217
      ============    ============    ===========    ===========    ===========    ===========    ============    ============

       MIST LEGG MASON PARTNERS
           AGGRESSIVE GROWTH
              SUBACCOUNT
      --------------------------
          2007           2006
      -----------    -----------


      $  (189,075)   $  (186,042)
        1,884,118      1,657,720

       (1,542,084)    (1,930,843)
      -----------    -----------

          152,959       (459,165)
      -----------    -----------


          466,840      1,836,511
         (379,592)     1,238,460
          (36,435)       (33,340)
       (1,094,251)    (1,526,142)
      -----------    -----------
       (1,043,438)     1,515,489
      -----------    -----------
         (890,479)     1,056,324

       13,742,820     12,686,496
      -----------    -----------
      $12,852,341    $13,742,820
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                                            MIST
                                                                                                                          CYCLICAL
                                       MIST NEUBERGER BERMAN           MIST OPPENHEIMER             MIST CYCLICAL        GROWTH AND
                                            REAL ESTATE              CAPITAL APPRECIATION            GROWTH ETF          INCOME ETF
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT
                                   ----------------------------    ------------------------    ----------------------    ----------
                                       2007            2006           2007          2006          2007        2006(B)       2007
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)....................  $   (488,958)   $   (371,561)   $  (67,271)   $  (32,418)   $  (16,441)   $  5,040    $  (18,001)
     Net realized gains
       (losses)..................    17,425,312       6,569,175       426,981        24,355        39,739       5,715        41,360
     Change in unrealized gains
       (losses) on investments...   (36,628,097)     19,648,867       147,240       190,481         4,364      46,860         1,992
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets resulting from
     operations..................   (19,691,743)     25,846,481       506,950       182,418        27,662      57,615        25,351
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Contract Transactions:
     Purchase payments received
       from contract owners......    16,380,251      19,376,177     1,076,275     1,060,760       430,706     585,055     1,050,093
     Net transfers (including
       fixed account)............   (12,932,669)     26,996,728     1,393,672     1,342,962       423,593     276,775       161,844
     Contract charges............      (325,366)       (224,834)      (12,096)       (5,058)       (5,223)        (57)       (2,311)
     Transfers for contract
       benefits and
       terminations..............    (8,111,153)     (5,402,076)     (280,661)      (73,928)      (38,408)     (3,972)      (42,753)
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets resulting from
     contract transactions.......    (4,988,937)     40,745,995     2,177,190     2,324,736       810,668     857,801     1,166,873
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets......................   (24,680,680)     66,592,476     2,684,140     2,507,154       838,330     915,416     1,192,224
NET ASSETS:
     Beginning of period.........   121,327,406      54,734,930     3,756,805     1,249,651       915,416          --       657,013
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
     End of period...............  $ 96,646,726    $121,327,406    $6,440,945    $3,756,805    $1,753,746    $915,416    $1,849,237
                                   ============    ============    ==========    ==========    ==========    ========    ==========

                                     MIST
                                   CYCLICAL
                                    GROWTH
                                      AND
                                    INCOME
                                      ETF
                                    SUBAC-
                                     COUNT
                                   --------
                                    2006(B)
                                   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)....................  $  4,868
     Net realized gains
       (losses)..................     1,103
     Change in unrealized gains
       (losses) on investments...    33,943
                                   --------
  Net increase (decrease) in net
     assets resulting from
     operations..................    39,914
                                   --------
  Contract Transactions:
     Purchase payments received
       from contract owners......   465,074
     Net transfers (including
       fixed account)............   157,720
     Contract charges............       (20)
     Transfers for contract
       benefits and
       terminations..............    (5,675)
                                   --------
  Net increase (decrease) in net
     assets resulting from
     contract transactions.......   617,099
                                   --------
  Net increase (decrease) in net
     assets......................   657,013
NET ASSETS:
     Beginning of period.........        --
                                   --------
     End of period...............  $657,013
                                   ========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

             MIST PIMCO           MIST BLACKROCK        MIST              AMERICAN FUNDS                  AMERICAN FUNDS
      INFLATION PROTECTED BOND    LARGE-CAP CORE    JANUS FORTY               GROWTH                       GROWTH-INCOME
             SUBACCOUNT             SUBACCOUNT       SUBACCOUNT             SUBACCOUNT                      SUBACCOUNT
      ------------------------    --------------    -----------    ----------------------------    ----------------------------
         2007         2006(B)         2007(C)         2007(C)          2007            2006            2007            2006
      ----------    ----------    --------------    -----------    ------------    ------------    ------------    ------------


      $    8,429    $  (13,163)     $  (140,189)    $   (18,714)   $ (4,212,168)   $ (3,460,235)   $   (389,092)   $    (99,649)
          31,114         3,383           18,164           2,674      65,784,907      12,260,883      31,096,699      12,718,631
         496,552        (3,001)         141,432         483,416     (10,535,203)     28,092,100     (18,548,240)     28,980,870
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
         536,095       (12,781)          19,407         467,376      51,037,536      36,892,748      12,159,367      41,599,852
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------

       1,314,119       939,539          493,742       1,278,795      37,655,172      49,380,454      20,342,200      26,440,284
       4,787,994     1,905,216       16,459,271       9,081,404        (823,601)     14,981,418      (3,075,522)      1,599,919
         (10,932)         (523)         (28,552)         (4,960)     (1,398,220)     (1,125,238)       (941,623)       (823,997)
        (225,362)      (49,958)      (1,176,285)       (102,022)    (47,371,364)    (36,046,048)    (33,541,541)    (28,704,253)
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------

       5,865,819     2,794,274       15,748,176      10,253,217     (11,938,013)     27,190,586     (17,216,486)     (1,488,047)
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
       6,401,914     2,781,493       15,767,583      10,720,593      39,099,523      64,083,334      (5,057,119)     40,111,805

       2,781,493            --               --              --     482,404,625     418,321,291     350,851,780     310,739,975
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
      $9,183,407    $2,781,493      $15,767,583     $10,720,593    $521,504,148    $482,404,625    $345,794,661    $350,851,780
      ==========    ==========      ===========     ===========    ============    ============    ============    ============

             AMERICAN FUNDS                 AMERICAN FUNDS
       GLOBAL SMALL CAPITALIZATION               BOND
               SUBACCOUNT                     SUBACCOUNT
      ----------------------------    --------------------------
          2007            2006            2007         2006(B)
      ------------    ------------    -----------    -----------


      $  2,588,942    $ (1,522,111)   $ 2,168,758    $   (16,134)
        35,169,658      18,403,405         39,077           (437)
        (8,172,517)      8,946,525     (1,838,242)       227,389
      ------------    ------------    -----------    -----------
        29,586,083      25,827,819        369,593        210,818
      ------------    ------------    -----------    -----------

        19,853,870      19,120,078     11,966,573      3,640,023
        15,239,315      14,746,336     21,457,242      6,949,306
          (519,047)       (332,526)       (53,212)        (4,096)
       (15,365,658)     (9,003,492)    (1,913,205)      (233,981)
      ------------    ------------    -----------    -----------

        19,208,480      24,530,396     31,457,398     10,351,252
      ------------    ------------    -----------    -----------
        48,794,563      50,358,215     31,826,991     10,562,070

       159,408,732     109,050,517     10,562,070             --
      ------------    ------------    -----------    -----------
      $208,203,295    $159,408,732    $42,389,061    $10,562,070
      ============    ============    ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                        NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Metropolitan Series Fund, Inc. ("MSF")
Met Investors Series Trust ("MIST")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007:

MSF BlackRock Bond Income Subaccount            MSF MetLife Conservative
MSF BlackRock Money Market Subaccount*          Allocation Subaccount
MSF Harris Oakmark Focused Value Subaccount*    MSF MetLife Conservative to
MSF FI Value Leaders Subaccount*                Moderate Allocation Subaccount
MSF Loomis Sayles Small Cap Subaccount*         MSF MetLife Moderate
MSF Western Asset Management U.S. Government    Allocation Subaccount
Subaccount*                                     MSF MetLife Moderate to
MSF Western Asset Management Strategic Bond     Aggressive Allocation
Opportunities Subaccount*                       Subaccount
MSF MFS Total Return Subaccount*                MSF MetLife Aggressive
MSF BlackRock Legacy Large Cap Growth           Allocation Subaccount
Subaccount*                                     MSF FI Large Cap Subaccount
MSF Davis Venture Value Subaccount*             MIST Legg Mason Value Equity
MSF Jennison Growth Subaccount*                 Subaccount*
MSF FI International Stock Subaccount*          MIST MFS Research
MSF BlackRock Strategic Value Subaccount*       International Subaccount
MSF FI Mid Cap Opportunities Subaccount         MIST T. Rowe Price Mid-Cap
MSF Russell 2000 Index Subaccount               Growth Subaccount
MSF MetLife Stock Index Subaccount              MIST PIMCO Total Return
MSF Franklin Templeton Small Cap Growth         Subaccount
Subaccount                                      MIST RCM Technology Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount   MIST Lord Abbett Bond
MSF Harris Oakmark Large Cap Value Subaccount*  Debenture Subaccount
MSF BlackRock Large Cap Value Subaccount*       MIST Lazard Mid-Cap Subaccount
MSF Lehman Brothers Aggregate Bond Index        MIST Met/AIM Small Cap Growth
Subaccount                                      Subaccount
MSF Morgan Stanley EAFE Index Subaccount        MIST Harris Oakmark
MSF MetLife Mid Cap Stock Index Subaccount      International Subaccount*
MSF T. Rowe Price Large Cap Growth Subaccount   MIST Legg Mason Partners
MSF T. Rowe Price Small Cap Growth Subaccount   Aggressive Growth Subaccount
MSF Oppenheimer Global Equity Subaccount        MIST Neuberger Berman Real
MSF BlackRock Aggressive Growth Subaccount      Estate Subaccount
MSF BlackRock Diversified Subaccount            MIST Oppenheimer Capital
                                                Appreciation Subaccount
                                                MIST Cyclical Growth ETF
                                                Subaccount
                                                MIST Cyclical Growth and
                                                Income ETF Subaccount
                                                MIST PIMCO Inflation Protected
                                                Bond Subaccount
                                                MIST BlackRock Large-Cap Core
                                                Subaccount
                                                MIST Janus Forty Subaccount
                                                American Funds Growth
                                                Subaccount
                                                American Funds Growth-Income
                                                Subaccount
                                                American Funds Global Small
                                                Capitalization Subaccount
                                                American Funds Bond Subaccount


* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



1.  ORGANIZATION -- (CONTINUED)


The following Subaccount ceased operations during the year ended December 31, 2007:

MSF BlackRock Large Cap Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:
Old Name                                   New Name
RCM Global Technology Portfolio            RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio     Legg Mason Partners Aggressive Growth
                                           Portfolio

MERGERS:
Old Name                                   New Name
BlackRock Large Cap Portfolio              BlackRock Large-Cap Core Portfolio


This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS
Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from
3.5 to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS
The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

-------------------------------------------------
Mortality and Expense Risk    1.15% - 2.20%
-------------------------------------------------
Administrative                0.10%
-------------------------------------------------


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .50% to 1.50% of your account value and are deducted monthly. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  STATEMENT OF INVESTMENTS


                                                                          FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                         ------------------------   -----------------------------
                                                                       COST OF      PROCEEDS FROM
                                           SHARES       COST ($)    PURCHASES ($)     SALES ($)
                                         ----------   -----------   -------------   -------------
MSF BlackRock Bond Income Subaccount...   1,702,411   186,472,158     19,038,570      37,297,167
MSF BlackRock Money Market Subaccount..   1,242,171   124,217,365     68,554,825      52,532,661
MSF Harris Oakmark Focused Value
  Subaccount...........................   1,221,233   267,472,348     56,359,051      65,204,247
MSF FI Value Leaders Subaccount........     403,964    75,226,415     14,108,085      24,954,145
MSF Loomis Sayles Small Cap
  Subaccount...........................     596,206   127,948,684     38,118,189      35,920,152
MSF Western Asset Management U.S.
  Government Subaccount................  10,922,995   133,080,703     17,501,017      29,502,716
MSF Western Asset Management Strategic
  Bond Opportunities Subaccount........  13,469,111   165,714,091     25,127,711      24,278,312
MSF MFS Total Return Subaccount........     669,807    94,174,715     15,426,681      18,892,932
MSF BlackRock Legacy Large Cap Growth
  Subaccount...........................   5,491,705   129,386,722      8,946,679      40,293,532
MSF Davis Venture Value Subaccount.....  13,755,571   371,327,976     36,669,731      84,496,909
MSF Jennison Growth Subaccount.........     985,081    10,952,264      2,368,553       3,390,961
MSF FI International Stock Subaccount..   7,216,409    78,718,771     16,601,385      26,209,870
MSF BlackRock Strategic Value
  Subaccount...........................  11,029,437   179,180,853     30,937,967      37,416,191
MSF FI Mid Cap Opportunities
  Subaccount...........................   1,420,709    23,421,068      7,911,419       9,995,291
MSF Russell 2000 Index Subaccount......   4,233,093    55,688,805     15,886,427      16,254,270
MSF MetLife Stock Index Subaccount.....   2,474,648    74,396,426     17,179,140      28,030,417
MSF Franklin Templeton Small Cap Growth
  Subaccount...........................   3,222,423    30,616,572      8,203,815       8,366,927
MSF Neuberger Berman Mid Cap Value
  Subaccount...........................   5,104,946   100,878,875     27,954,977      23,776,454
MSF Harris Oakmark Large Cap Value
  Subaccount...........................   4,979,260    64,441,371     12,486,825      15,643,217
MSF BlackRock Large Cap Value
  Subaccount...........................   3,445,468    43,766,420     18,446,276       9,518,838
MSF Lehman Brothers Aggregate Bond
  Index Subaccount.....................   8,034,899    85,080,130     21,047,396      23,335,113
MSF Morgan Stanley EAFE Index
  Subaccount...........................   4,251,197    51,861,806     19,924,769      18,053,259
MSF MetLife Mid Cap Stock Index
  Subaccount...........................   3,525,977    45,659,087     11,510,132      12,732,323
MSF BlackRock Large Cap Subaccount(a)..          --            --        398,636      18,012,924
MSF T. Rowe Price Large Cap Growth
  Subaccount...........................   2,646,497    36,131,272      9,341,692       1,812,285
MSF T. Rowe Price Small Cap Growth
  Subaccount...........................     726,516    11,298,023      3,023,519       1,163,784
MSF Oppenheimer Global Equity
  Subaccount...........................   1,340,922    21,593,301      8,331,949       3,257,740
MSF BlackRock Aggressive Growth
  Subaccount...........................     452,757    11,289,755      9,457,215       4,232,144
MSF BlackRock Diversified Subaccount...     582,109    10,099,421      6,174,919       2,576,711
MSF MetLife Conservative Allocation
  Subaccount...........................   1,977,777    21,416,764     19,942,732       6,517,411

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  STATEMENT OF INVESTMENTS -- (CONTINUED)



                                                                          FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                         ------------------------   -----------------------------
                                                                       COST OF      PROCEEDS FROM
                                           SHARES       COST ($)    PURCHASES ($)     SALES ($)
                                         ----------   -----------   -------------   -------------
MSF MetLife Conservative to Moderate
  Allocation Subaccount................   8,632,298    95,338,543     58,395,289       4,460,996
MSF MetLife Moderate Allocation
  Subaccount...........................  30,424,792   349,694,060    213,728,985         157,965
MSF MetLife Moderate to Aggressive
  Allocation Subaccount................  46,064,797   555,164,591    381,136,582       2,549,960
MSF MetLife Aggressive Allocation
  Subaccount...........................   2,605,326    32,086,051     22,287,227       7,627,283
MSF FI Large Cap Subaccount............      85,784     1,264,542        894,700         166,050
MSF Legg Mason Value Equity
  Subaccount...........................   2,725,038    28,919,333      2,850,287       8,204,560
MSF MFS Research International
  Subaccount...........................   5,556,785    69,086,435     32,967,638      14,599,100
MIST T. Rowe Price Mid-Cap Growth
  Subaccount...........................   8,643,328    67,853,083     22,127,567      16,114,936
MIST PIMCO Total Return Subaccount.....  23,070,399   265,104,031     50,107,031      53,629,179
MIST RCM Technology Subaccount.........   3,294,286    17,384,382      8,750,807       5,530,141
MIST Lord Abbett Bond Debenture
  Subaccount...........................   9,316,894   112,708,237     31,700,102      21,715,235
MIST Lazard Mid-Cap Subaccount.........   2,592,859    33,923,475     13,779,347       5,461,398
MIST Met/AIM Small Cap Growth
  Subaccount...........................     906,289    11,794,918      2,822,051       3,504,974
MIST Harris Oakmark International
  Subaccount...........................   9,195,444   149,466,608     59,545,731      35,748,593
MIST Legg Mason Partners Aggressive
  Growth Subaccount....................   1,732,196    13,172,228      4,242,218       4,197,874
MIST Neuberger Berman Real Estate
  Subaccount...........................   6,898,437   106,716,784     31,995,190      27,195,403
MIST Oppenheimer Capital Appreciation
  Subaccount...........................     653,290     6,079,255      3,616,100       1,222,039
MIST Cyclical Growth ETF Subaccount....     145,801     1,702,766      1,055,342         260,871
MIST Cyclical Growth and Income ETF
  Subaccount...........................     157,678     1,813,625      1,435,118         285,832
MIST PIMCO Inflation Protected Bond
  Subaccount...........................     839,469     8,690,238      6,627,085         752,455
MIST BlackRock Large-Cap Core
  Subaccount(b)........................   1,432,164    15,626,697     17,936,631       2,328,097
MIST Janus Forty Subaccount(b).........     132,262    10,237,725     10,267,975          32,924
American Funds Growth Subaccount.......   7,816,315   391,550,743    107,954,900      88,838,228
American Funds Growth-Income
  Subaccount...........................   8,182,562   279,996,525     64,328,237      70,289,578
American Funds Global Small
  Capitalization Subaccount............   7,725,556   173,967,795     86,250,910      50,101,376
American Funds Bond Subaccount.........   3,843,112    44,000,375     34,959,581       1,332,964



(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                       (This page intentionally left blank)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  SCHEDULES OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                   MSF BLACKROCK               MSF BLACKROCK             MSF HARRIS OAKMARK
                                                    BOND INCOME                 MONEY MARKET               FOCUSED VALUE
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................    42,257,238    45,218,518    46,380,195    46,087,366    82,907,605    93,231,200
Units issued and transferred from other
  funding options.........................     5,581,341     6,043,570    43,732,025    40,402,741     7,486,884     9,357,139
Units redeemed and transferred to other
  funding options.........................    (9,990,163)   (9,004,850)  (38,192,810)  (40,109,912)  (18,681,283)  (19,680,734)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................    37,848,416    42,257,238    51,919,410    46,380,195    71,713,206    82,907,605
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                     MSF DAVIS                  MSF JENNISON                   MSF FI
                                                   VENTURE VALUE                   GROWTH               INTERNATIONAL STOCK
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................   137,481,362   140,200,104    27,016,307    26,629,896    65,111,023    66,228,550
Units issued and transferred from other
  funding options.........................    15,900,586    21,968,378     4,168,585     5,734,509     7,913,551    13,074,799
Units redeemed and transferred to other
  funding options.........................   (26,868,923)  (24,687,120)   (6,768,437)   (5,348,098)  (15,653,847)  (14,192,326)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................   126,513,025   137,481,362    24,416,455    27,016,307    57,370,727    65,111,023
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                 MSF HARRIS OAKMARK            MSF BLACKROCK            MSF LEHMAN BROTHERS
                                                  LARGE CAP VALUE             LARGE CAP VALUE           AGGREGATE BOND INDEX
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................    53,120,960    53,370,053    26,619,382    21,910,359    66,223,739    63,952,454
Units issued and transferred from other
  funding options.........................     7,084,704     9,726,629    12,351,984     9,165,415    10,070,032    15,008,440
Units redeemed and transferred to other
  funding options.........................   (10,192,748)   (9,975,722)   (7,325,135)   (4,456,392)  (13,743,860)  (12,737,155)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................    50,012,916    53,120,960    31,646,231    26,619,382    62,549,911    66,223,739
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                   MSF BLACKROCK               MSF BLACKROCK                MSF METLIFE
                                                 AGGRESSIVE GROWTH              DIVERSIFIED           CONSERVATIVE ALLOCATION
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................       133,800        68,226       158,866       112,218       717,767       195,921
Units issued and transferred from other
  funding options.........................       227,295       160,532       161,340       170,024     1,932,945       638,702
Units redeemed and transferred to other
  funding options.........................      (112,875)      (94,958)      (78,900)     (123,376)     (704,805)     (116,856)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................       248,220       133,800       241,306       158,866     1,945,907       717,767
                                             ===========   ===========   ===========   ===========   ===========   ===========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                                                                      MSF WESTERN ASSET             MSF WESTERN ASSET
                MSF FI                  MSF LOOMIS SAYLES              MANAGEMENT U.S.          MANAGEMENT STRATEGIC BOND
             VALUE LEADERS                  SMALL CAP                    GOVERNMENT                   OPPORTUNITIES
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       29,699,459     33,513,120     44,260,169    47,344,581     88,715,827     91,018,060     79,919,273     81,967,316
        2,609,074      4,045,081      8,978,497     6,608,126     13,281,328     17,898,205     15,754,775     17,354,837
       (8,171,489)    (7,858,742)   (12,542,435)   (9,692,538)   (21,504,814)   (20,200,438)   (16,296,969)   (19,402,880)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       24,137,044     29,699,459     40,696,231    44,260,169     80,492,341     88,715,827     79,377,079     79,919,273
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


             MSF BLACKROCK                    MSF FI                     MSF RUSSELL                   MSF METLIFE
            STRATEGIC VALUE           MID CAP OPPORTUNITIES              2000 INDEX                    STOCK INDEX
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       93,167,774    105,506,622     15,171,119    15,576,296     35,649,948     35,268,839     22,687,923     23,431,135
        7,818,359      9,643,425      2,339,772     2,734,768      4,869,488      8,280,265      2,037,564      3,830,436
      (20,022,880)   (21,982,273)    (3,154,559)   (3,139,945)    (7,549,185)    (7,899,156)    (4,789,317)    (4,573,648)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       80,963,253     93,167,774     14,356,332    15,171,119     32,970,251     35,649,948     19,936,170     22,687,923
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


          MSF MORGAN STANLEY               MSF METLIFE                  MSF BLACKROCK               MSF T. ROWE PRICE
              EAFE INDEX               MID CAP STOCK INDEX                LARGE CAP                 LARGER CAP GROWTH
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006         2007(A)          2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       42,458,018     39,868,094     33,421,255    32,563,033      2,242,162      2,619,297     23,285,519     17,311,727
       10,932,657      9,483,607      4,957,016     6,553,330         66,357        480,719      8,670,008      8,781,320
      (10,537,345)    (6,893,683)    (6,741,693)   (5,695,108)    (2,308,519)      (857,854)    (3,591,589)    (2,807,528)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       42,853,330     42,458,018     31,636,578    33,421,255             --      2,242,162     28,363,939     23,285,519
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


              MSF METLIFE                                                MSF METLIFE
       CONSERVATIVE TO  MODERATE           MSF METLIFE             MODERATE TO AGGRESSIVE              MSF METLIFE
              ALLOCATION               MODERATE ALLOCATION               ALLOCATION               AGGRESSIVE ALLOCATION
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
        3,775,244        958,316     12,086,733     2,644,540     15,152,269      2,027,542      1,395,125        160,561
        5,759,032      3,237,379     19,595,117    10,227,746     32,085,118     13,832,251      1,840,861      1,392,345
       (1,055,498)      (420,451)    (1,901,105)     (785,553)    (2,279,267)      (707,524)      (704,076)      (157,781)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
        8,478,778      3,775,244     29,780,745    12,086,733     44,958,120     15,152,269      2,531,910      1,395,125
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========

                 MSF                     MSF BLACKROCK
          MFS TOTAL RETURN          LEGACY LARGE CAP GROWTH
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
      14,713,464    14,111,655     54,228,166     65,761,834
       3,138,723     3,379,602      4,683,329      3,394,022
      (2,955,676)   (2,777,793)   (14,386,349)   (14,927,690)
      ----------    ----------    -----------    -----------
      14,896,511    14,713,464     44,525,146     54,228,166
      ==========    ==========    ===========    ===========


       MSF FRANKLIN TEMPLETON        MSF NEUBERGER BERMAN
          SMALL CAP GROWTH               MID CAP VALUE
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
      31,977,049    31,149,246     39,366,520     34,556,886
       4,561,466     6,880,473      9,125,383     12,272,111
      (6,437,125)   (6,052,670)    (8,427,967)    (7,462,477)
      ----------    ----------    -----------    -----------
      30,101,390    31,977,049     40,063,936     39,366,520
      ==========    ==========    ===========    ===========


          MSF T. ROWE PRICE             MSF OPPENHEIMER
          SMALL CAP GROWTH               GLOBAL EQUITY
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
       6,427,171     2,973,325        912,996        375,535
       2,694,867     5,024,766        534,262        679,470
      (1,450,700)   (1,570,920)      (297,061)      (142,009)
      ----------    ----------    -----------    -----------
       7,671,338     6,427,171      1,150,197        912,996
      ==========    ==========    ===========    ===========


               MSF FI                   MIST LEGG MASON
              LARGE CAP                  VALUE EQUITY
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
          31,931            --     32,872,234             --
          49,692        37,627      2,427,560     38,339,574
         (11,517)       (5,696)    (8,008,449)    (5,467,340)
      ----------    ----------    -----------    -----------
          70,106        31,931     27,291,345     32,872,234
      ==========    ==========    ===========    ===========


                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  SCHEDULES OF UNITS -- (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                      MIST MFS              MIST T. ROWE PRICE              MIST PIMCO
                                               RESEARCH INTERNATIONAL         MID-CAP GROWTH               TOTAL RETURN
                                                     SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                              -----------------------   -------------------------   -------------------------
                                                 2007         2006          2007          2006          2007          2006
                                              ----------   ----------   -----------   -----------   -----------   -----------
Units beginning of year....................   38,932,409   34,239,628    81,429,878    69,803,213   216,752,565   210,820,747
Units issued and transferred from other
  funding options..........................   14,781,533   11,572,562    20,168,728    25,074,216    31,771,397    39,377,365
Units redeemed and transferred to other
  funding options..........................   (9,972,750)  (6,879,781)  (16,549,645)  (13,447,551)  (38,740,940)  (33,445,547)
                                              ----------   ----------   -----------   -----------   -----------   -----------
Units end of year..........................   43,741,192   38,932,409    85,048,961    81,429,878   209,783,022   216,752,565
                                              ==========   ==========   ===========   ===========   ===========   ===========





                                                    MIST NEUBERGER
                                                        BERMAN                    MIST OPPENHEIMER              MIST CYCLICAL
                                                     REAL ESTATE                CAPITAL APPRECIATION             GROWTH ETF
                                                      SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                             ---------------------------       ----------------------       --------------------
                                                2007             2006            2007           2006          2007         2006
                                             ----------       ----------       --------       -------       -------       ------
Units beginning of year...................    6,231,776        3,814,151        410,133       145,044        80,092           --
Units issued and transferred from other
  funding options.........................    2,249,242        3,489,776        380,603       308,039        90,598       84,555
Units redeemed and transferred to other
  funding options.........................   (2,565,555)      (1,072,151)      (168,669)      (42,950)      (23,508)      (4,463)
                                             ----------       ----------       --------       -------       -------       ------
Units end of year.........................    5,915,463        6,231,776        622,067       410,133       147,182       80,092
                                             ==========       ==========       ========       =======       =======       ======




                                                AMERICAN FUNDS
                                                     BOND
                                                  SUBACCOUNT
                                             --------------------
                                                2007        2006
                                                ----      -------
Units beginning of year....................    691,327         --
Units issued and transferred from other
  funding options..........................  2,414,568    720,868
Units redeemed and transferred to other
  funding options..........................   (380,684)   (29,541)
                                             ---------    -------
Units end of year..........................  2,725,211    691,327
                                             =========    =======




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

               MIST RCM                  MIST LORD ABBETT                 MIST LAZARD                   MIST MET/AIM
              TECHNOLOGY                  BOND DEBENTURE                    MID-CAP                   SMALL CAP GROWTH
              SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
      -------------------------     --------------------------     -------------------------     -------------------------
         2007           2006            2007           2006           2007           2006           2007           2006
      ----------     ----------     -----------     ----------     ----------     ----------     ----------     ----------
      30,122,137     31,828,960      57,939,732     52,529,155     16,479,796     16,549,360      8,709,215      9,294,098
      14,307,952      4,739,606      14,423,974     14,509,184      6,942,600      2,469,422      1,914,702      1,560,785
      (9,995,713)    (6,446,429)    (11,499,294)    (9,098,607)    (3,511,225)    (2,538,986)    (2,360,381)    (2,145,668)
      ----------     ----------     -----------     ----------     ----------     ----------     ----------     ----------
      34,434,376     30,122,137      60,864,412     57,939,732     19,911,171     16,479,796      8,263,536      8,709,215
      ==========     ==========     ===========     ==========     ==========     ==========     ==========     ==========

          MIST HARRIS OAKMARK         MIST LEGG MASON PARTNERS
             INTERNATIONAL               AGGRESSIVE GROWTH
              SUBACCOUNT                     SUBACCOUNT
      --------------------------     -------------------------
          2007           2006           2007           2006
      -----------     ----------     ----------     ----------
       74,777,561     57,995,311     17,470,599     15,638,200
       23,528,282     26,129,703      2,315,050      6,387,875
      (18,094,935)    (9,347,453)    (3,601,365)    (4,555,476)
      -----------     ----------     ----------     ----------
       80,210,908     74,777,561     16,184,284     17,470,599
      ===========     ==========     ==========     ==========





                                                                                                                AMERICAN
        MIST CYCLICAL           MIST PIMCO                                                                        FUNDS
          GROWTH AND       INFLATION PROTECTED    MIST BLACKROCK        MIST            AMERICAN FUNDS           GROWTH-
          INCOME ETF               BOND           LARGE-CAP CORE    JANUS FORTY             GROWTH               INCOME
          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
      -----------------    -------------------    --------------    -----------    ------------------------    ----------
        2007      2006       2007        2006         2007(B)         2007(B)         2007          2006          2007
        ----     ------    --------    -------    --------------    -----------    ----------    ----------    ----------
       58,833        --     249,805         --              --             --      31,638,062    29,810,527    31,733,983
      129,565    60,832     628,085    270,955       2,296,474         63,370       4,350,941     6,403,540     3,662,180
      (29,420)   (1,999)   (121,489)   (21,150)       (315,582)        (2,755)     (5,086,089)   (4,576,005)   (5,161,322)
      -------    ------    --------    -------       ---------         ------      ----------    ----------    ----------
      158,978    58,833     756,401    249,805       1,980,892         60,615      30,902,914    31,638,062    30,234,841
      =======    ======    ========    =======       =========         ======      ==========    ==========    ==========

       AMERICAN
         FUNDS            AMERICAN FUNDS
        GROWTH-            GLOBAL SMALL
        INCOME            CAPITALIZATION
      SUBACCOUNT            SUBACCOUNT
      ----------    --------------------------
         2006           2007           2006
      ----------    -----------    -----------
      31,898,073     54,970,964     45,942,033
       4,705,291     22,435,637     22,261,291
      (4,869,381)   (17,300,747)   (13,232,360)
      ----------    -----------    -----------
      31,733,983     60,105,854     54,970,964
      ==========    ===========    ===========


                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF BlackRock Bond Income
  Subaccount               2007   37,848,416      3.99 - 5.21   188,538,179       3.13         1.15 - 2.20          3.70 - 4.86
                           2006   42,257,238      3.85 - 4.97   201,476,868       5.58         1.15 - 2.20          1.88 - 3.02
                           2005   45,218,518      3.78 - 4.83   209,882,882       3.90         1.15 - 2.20        (0.06) - 1.00
                           2004   44,993,259      3.78 - 4.78   207,437,002       4.04         1.15 - 2.20          2.00 - 3.00
                           2003   45,291,455      3.71 - 4.64   203,908,696       3.08         1.15 - 2.20          1.00 - 4.00
MSF BlackRock Money
  Market Subaccount        2007   51,919,410      1.94 - 2.54   124,216,947       4.77         1.15 - 2.20          2.52 - 3.66
                           2006   46,380,195      1.90 - 2.45   108,195,190       4.53         1.15 - 2.20          2.28 - 3.41
                           2005   46,087,366      1.85 - 2.37   104,053,537       2.65         1.15 - 2.20          0.41 - 2.00
                           2004   50,349,362      1.85 - 2.33   112,382,687       0.79         1.15 - 2.20       (1.00) - (0.37)
                           2003   60,533,284      1.87 - 2.34   136,176,420       0.73         1.15 - 2.20       (2.00) - (1.00)
MSF Harris Oakmark
  Focused Value
  Subaccount               2007   71,713,206      3.19 - 3.80   264,883,411       0.46         1.15 - 2.20      (10.66) - (8.05)
                           2006   82,907,605      3.51 - 4.14   334,052,554       0.21         1.15 - 2.20         2.07 - 11.01
                           2005   93,231,200      3.20 - 3.73   339,522,957       0.02         1.15 - 2.20          7.00 - 9.00
                           2004   95,575,137      3.04 - 3.43   321,834,651       0.02         1.15 - 2.20          7.00 - 9.00
                           2003   87,715,145      2.83 - 3.16   273,121,961       0.11         1.15 - 2.20        27.00 - 31.00
MSF FI Value Leaders
  Subaccount               2007   24,137,044      2.84 - 3.35    79,141,056       0.92         1.15 - 2.20        (3.88) - 2.85
                           2006   29,699,459      2.79 - 3.26    94,943,256       1.08         1.15 - 2.20         2.32 - 10.49
                           2005   33,513,120      2.55 - 2.95    97,295,000       1.12         1.15 - 2.20          8.00 - 9.00
                           2004   37,897,876      2.39 - 2.70   100,974,594       1.28         1.15 - 2.20        11.00 - 12.00
                           2003   43,099,151      2.15 - 2.40   102,454,465       0.72         1.15 - 2.20        22.00 - 25.00
MSF Loomis Sayles Small
  Cap Subaccount           2007   40,696,231      3.16 - 3.69   146,628,388       0.04         1.15 - 2.20         1.80 - 10.45
                           2006   44,260,169      2.90 - 3.34   145,000,023         --         1.15 - 2.20         1.79 - 15.18
                           2005   47,344,581      2.54 - 2.90   135,073,486         --         1.15 - 2.20          4.00 - 6.00
                           2004   50,286,846      2.45 - 2.75   136,249,705         --         1.15 - 2.20        14.00 - 15.00
                           2003   51,557,705      2.16 - 2.39   121,880,806         --         1.15 - 2.20        30.00 - 35.00
MSF Western Asset
  Management U.S.
  Government Subaccount    2007   80,492,341      1.49 - 1.73   135,932,642       2.62         1.15 - 2.20          1.19 - 2.95
                           2006   88,715,827      1.47 - 1.69   145,922,745       3.21         1.15 - 2.20          0.04 - 2.79
                           2005   91,018,060      1.44 - 1.64   146,025,572       1.27         1.15 - 2.20        (1.00) - 0.04
                           2004   82,913,392      1.47 - 1.63   132,938,322       1.19         1.15 - 2.20          1.00 - 2.00
                           2003   79,758,965      1.46 - 1.61   126,214,516       0.66         1.15 - 2.20        (1.00) - 0.00
MSF Western Asset
  Management Strategic
  Bond Opportunities
  Subaccount               2007   79,377,079      1.90 - 2.21   170,796,840       2.58         1.15 - 2.20          0.74 - 2.69
                           2006   79,919,273      1.88 - 2.15   168,028,848       4.88         1.15 - 2.20          0.28 - 3.66
                           2005   81,967,316      1.83 - 2.08   166,715,251       3.02         1.15 - 2.20          0.34 - 2.00
                           2004   75,594,297      1.84 - 2.05   151,992,764       3.00         1.15 - 2.20          4.00 - 5.00
                           2003   66,823,408      1.77 - 1.94   128,146,809       1.89         1.15 - 2.20         4.00 - 11.00
MSF MFS Total Return
  Subaccount               2007   14,896,511     3.89 - 47.90   102,700,491       2.00         1.15 - 2.20          1.84 - 2.92
                           2006   14,713,464     3.82 - 46.59   107,388,528       3.36         1.15 - 2.20         9.50 - 11.12
                           2005   14,111,655     3.49 - 42.14   104,827,981       1.55         1.15 - 2.20          1.00 - 2.00
                           2004   11,708,310            41.49   100,940,583       0.00         1.15 - 2.20          8.00 - 9.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF BlackRock Legacy
  Large Cap Growth
  Subaccount               2007   44,525,146      1.67 - 3.34   146,247,396       0.16         1.15 - 2.20        15.84 - 17.18
                           2006   54,228,166      1.41 - 2.85   152,339,863       0.09         1.15 - 2.20          0.07 - 2.81
                           2005   65,761,834      2.45 - 2.77   180,038,176       0.37         1.15 - 2.20          4.00 - 6.00
                           2004   78,254,608      2.36 - 2.63   203,136,465         --         1.15 - 2.20          6.00 - 7.00
                           2003   86,957,914      2.22 - 2.45   210,553,921       0.05         1.15 - 2.20        23.00 - 33.00
MSF Davis Venture Value
  Subaccount               2007  126,513,025      3.48 - 4.05   499,204,834       0.69         1.15 - 2.20        (1.31) - 3.23
                           2006  137,481,362      3.41 - 3.92   527,218,129       0.75         1.15 - 2.20         2.96 - 13.10
                           2005  140,200,104      3.05 - 3.47   477,062,681       0.60         1.15 - 2.20          8.00 - 9.00
                           2004  136,906,890      2.86 - 3.18   429,391,004       0.55         1.15 - 2.20        10.00 - 11.00
                           2003  127,926,933      2.61 - 2.87   363,050,936       0.34         1.15 - 2.20        25.00 - 29.00
MSF Jennison Growth
  Subaccount               2007   24,416,455      0.51 - 0.56    13,381,333       0.34         1.15 - 2.20         5.87 - 10.26
                           2006   27,016,307      0.47 - 0.50    13,463,903         --         1.15 - 2.20          0.30 - 1.78
                           2005   26,629,896      0.47 - 0.50    13,110,813         --         1.15 - 2.20        19.00 - 20.00
MSF FI International
  Stock Subaccount         2007   57,370,727      1.70 - 2.06   114,872,336       0.97         1.15 - 2.20          0.56 - 8.94
                           2006   65,111,023      1.58 - 1.89   120,118,489       1.35         1.15 - 2.20         4.66 - 14.93
                           2005   66,228,550      1.39 - 1.65   106,709,238       0.54         1.15 - 2.20        15.00 - 16.00
                           2004   67,545,837      1.22 - 1.41    93,761,597       1.24         1.15 - 2.20        15.00 - 17.00
                           2003   70,846,952      1.06 - 1.21    84,486,367       0.64         1.15 - 2.20        25.00 - 26.00
MSF BlackRock Strategic
  Value Subaccount         2007   80,963,253      1.91 - 2.08   165,742,039       0.16         1.15 - 2.20       (9.18) - (4.69)
                           2006   93,167,774      2.02 - 2.18   200,515,108       0.19         1.15 - 2.20         2.31 - 15.31
                           2005  105,506,622      1.78 - 1.89   197,382,721         --         1.15 - 2.20          2.00 - 3.00
                           2004  109,834,064      1.75 - 1.84   200,342,899         --         1.15 - 2.20        13.00 - 14.00
                           2003   88,949,893      1.56 - 1.62   142,779,216         --         1.15 - 2.20        46.00 - 48.00
MSF FI Mid Cap
  Opportunities
  Subaccount               2007   14,356,332      1.87 - 2.09    29,351,347         --         1.15 - 2.20          5.75 - 6.87
                           2006   15,171,119      1.76 - 1.96    29,084,040         --         1.15 - 2.20         9.14 - 10.29
                           2005   15,576,296      1.62 - 1.77    27,125,048         --         1.15 - 2.20          4.00 - 5.00
                           2004   16,500,481      1.55 - 1.69    27,295,473       0.43         1.15 - 2.20        14.00 - 18.00
                           2003    8,400,088      1.36 - 1.46    12,047,382         --         1.15 - 2.20        25.00 - 33.00
MSF Russell 2000 Index
  Subaccount               2007   32,970,251      1.66 - 1.82    59,051,027       0.72         1.15 - 2.20       (3.86) - (2.83)
                           2006   35,649,948      1.72 - 1.88    65,806,953       0.62         1.15 - 2.20        15.03 - 16.24
                           2005   35,268,839      1.50 - 1.61    56,096,946       0.55         1.15 - 2.20          2.00 - 3.00
                           2004   33,536,971      1.47 - 1.57    51,804,659       0.33         1.15 - 2.20        15.00 - 16.00
                           2003   24,725,479      1.28 - 1.35    32,968,444       0.40         1.15 - 2.20        38.00 - 44.00
MSF MetLife Stock Index
  Subaccount               2007   19,936,170      3.86 - 4.65    89,260,045       0.85         1.15 - 2.20          2.68 - 3.77
                           2006   22,687,923      3.76 - 4.48    98,055,747       1.73         1.15 - 2.20        12.69 - 13.87
                           2005   23,431,135      3.34 - 3.93    89,010,624       1.41         1.15 - 2.20          2.00 - 3.00
                           2004   22,996,082      3.27 - 3.81    84,856,304       0.74         1.15 - 2.20          8.00 - 9.00
                           2003   18,667,980      3.03 - 3.50    63,223,046       1.31         1.15 - 2.20        21.00 - 26.00
MSF Franklin Templeton
  Small Cap Growth
  Subaccount               2007   30,101,390      1.06 - 1.14    33,802,618         --         1.15 - 2.20          2.03 - 3.12
                           2006   31,977,049      1.04 - 1.10    34,872,011         --         1.15 - 2.20          7.34 - 8.47
                           2005   31,149,246      0.97 - 1.02    31,358,177         --         1.15 - 2.20          2.00 - 3.00
                           2004   28,526,271      0.95 - 0.98    27,881,814         --         1.15 - 2.20         9.00 - 10.00
                           2003   23,037,252      0.87 - 0.90    20,526,510         --         1.15 - 2.20        37.00 - 43.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF Neuberger Berman Mid
  Cap Value Subaccount     2007   40,063,936      2.48 - 2.73   107,356,582       0.31         1.15 - 2.20          0.93 - 2.00
                           2006   39,366,520      2.46 - 2.67   103,484,762       0.26         1.15 - 2.20          8.78 - 9.93
                           2005   34,556,886      2.27 - 2.43    82,800,242       0.11         1.15 - 2.20         9.00 - 11.00
                           2004   24,917,123      2.06 - 2.20    54,048,512       0.10         1.15 - 2.20        20.00 - 21.00
                           2003   12,944,294      1.72 - 1.81    23,208,122       0.19         1.15 - 2.20        30.00 - 35.00
MSF Harris Oakmark Large
  Cap Value Subaccount     2007   50,012,916      1.30 - 1.44    70,656,174       0.62         1.15 - 2.20       (9.52) - (5.03)
                           2006   53,120,960      1.38 - 1.52    79,205,511       0.60         1.15 - 2.20         3.39 - 16.59
                           2005   53,370,053      1.20 - 1.30    68,410,066       0.53         1.15 - 2.20       (4.00) - (3.00)
                           2004   43,079,971      1.25 - 1.34    56,879,685       0.39         1.15 - 2.20         9.00 - 10.00
                           2003   28,296,527      1.15 - 1.22    34,051,522       0.00         1.15 - 2.20        19.00 - 24.00
MSF BlackRock Large Cap
  Value Subaccount         2007   31,646,231      1.40 - 1.50    46,695,320       0.82         1.15 - 2.20          0.87 - 2.08
                           2006   26,619,382      1.39 - 1.47    38,580,534       1.07         1.15 - 2.20        16.54 - 17.84
                           2005   21,910,359      1.19 - 1.24    27,018,795       0.81         1.15 - 2.20          3.00 - 4.00
                           2004   19,190,206      1.16 - 1.19    22,711,723         --         1.15 - 2.20        11.00 - 12.00
                           2003    8,100,935      1.04 - 1.06     8,575,075       1.21         1.15 - 2.20        28.00 - 34.00
MSF Lehman Brothers
  Aggregate Bond Index
  Subaccount               2007   62,549,911      1.28 - 1.41    86,856,586       4.43         1.15 - 2.20          4.33 - 5.43
                           2006   66,223,739      1.23 - 1.34    87,381,231       4.19         1.15 - 2.20          1.56 - 2.63
                           2005   63,952,454      1.21 - 1.31    82,322,496       3.71         1.15 - 2.20        (0.36) - 1.00
                           2004   57,321,323      1.22 - 1.30    73,408,063       2.87         1.15 - 2.20          2.00 - 3.00
                           2003   51,282,301      1.20 - 1.26    64,080,721       5.38         1.15 - 2.20          0.00 - 2.00
MSF Morgan Stanley EAFE
  Index Subaccount         2007   42,853,330      1.55 - 1.71    71,929,953       1.76         1.15 - 2.20          8.10 - 9.25
                           2006   42,458,018      1.44 - 1.56    65,236,846       1.54         1.15 - 2.20        22.72 - 24.02
                           2005   39,868,094      1.17 - 1.26    49,558,154       1.43         1.15 - 2.20        10.00 - 12.00
                           2004   35,846,285      1.06 - 1.13    39,984,382       0.53         1.15 - 2.20        17.00 - 18.00
                           2003   25,458,782      0.91 - 0.96    24,126,357       1.10         1.15 - 2.20        34.00 - 36.00
MSF MetLife Mid Cap Stock
  Index Subaccount         2007   31,636,578      1.56 - 1.69    52,571,856       0.55         1.15 - 2.20          5.16 - 6.28
                           2006   33,421,255      1.48 - 1.59    52,350,319       0.92         1.15 - 2.20          7.44 - 8.57
                           2005   32,563,033      1.38 - 1.46    47,065,717       0.47         1.15 - 2.20        10.00 - 11.00
                           2004   29,833,495      1.26 - 1.32    39,021,115       0.33         1.15 - 2.20        13.00 - 14.00
                           2003   23,561,073      1.11 - 1.15    26,977,950       0.28         1.15 - 2.20        30.00 - 33.00
MSF BlackRock Large Cap
  Subaccount(a)            2007           --               --            --       1.20         1.15 - 2.20          4.60 - 4.96
                           2006    2,242,162      6.22 - 7.96    16,948,509       1.09         1.15 - 2.20        11.36 - 12.54
                           2005    2,619,297      5.71 - 7.08    17,618,149       0.90         1.15 - 2.20          1.00 - 2.00
                           2004    2,691,296      5.53 - 6.93    17,810,142       0.57         1.15 - 2.20          8.00 - 9.00
                           2003    2,209,153      5.11 - 6.34    13,364,005       0.57         1.15 - 2.20        21.00 - 28.00
MSF T. Rowe Price Large
  Cap Growth Subaccount    2007   28,363,939      1.41 - 1.56    43,402,116       0.18         1.15 - 2.20          6.76 - 7.90
                           2006   23,285,519      1.32 - 1.44    33,109,530       0.10         1.15 - 2.20        10.43 - 11.59
                           2005   17,311,727      1.20 - 1.29    22,102,945       0.31         1.15 - 2.20          4.00 - 5.00
                           2004    4,692,612      1.15 - 1.23     5,701,677         --         1.15 - 2.20          8.00 - 9.00
MSF T. Rowe Price Small
  Cap Growth Subaccount    2007    7,671,338      1.46 - 1.63    12,270,375         --         1.15 - 2.20          7.14 - 8.27
                           2006    6,427,171      1.36 - 1.51     9,504,320         --         1.15 - 2.20          1.38 - 2.45
                           2005    2,973,325      1.34 - 1.47     4,289,808         --         1.15 - 2.20          8.00 - 9.00
                           2004      640,239      1.24 - 1.35       845,549         --         1.15 - 2.20          6.00 - 7.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF Oppenheimer Global
  Equity Subaccount        2007    1,150,197    18.55 - 20.78    23,385,203       0.85         1.15 - 2.20          3.94 - 5.04
                           2006      912,996    17.84 - 19.78    17,702,976       1.91         1.15 - 2.20        13.83 - 15.02
                           2005      375,535    15.68 - 17.20     6,334,832       0.21         1.15 - 2.20        13.00 - 15.00
                           2004       47,608    13.82 - 15.00       700,070         --         1.15 - 2.20        15.00 - 16.00
MSF BlackRock Aggressive
  Growth Subaccount        2007      248,220    43.10 - 52.99    12,454,943         --         1.15 - 2.20        17.61 - 18.85
                           2006      133,800    36.64 - 44.59     5,741,678         --         1.15 - 2.20          4.16 - 5.25
                           2005       68,226    35.18 - 42.36     2,779,087         --         1.15 - 2.20          8.00 - 9.00
                           2004       24,122    33.95 - 38.80       901,186         --         1.15 - 2.20        10.00 - 11.00
MSF BlackRock Diversified
  Subaccount               2007      241,306    36.85 - 46.18    10,524,081       2.33         1.15 - 2.20          3.31 - 4.40
                           2006      158,866    35.67 - 44.23     6,697,358       2.46         1.15 - 2.20          7.85 - 8.99
                           2005      112,218    33.07 - 40.58     4,349,740       1.27         1.15 - 2.20          1.00 - 2.00
                           2004       61,952    32.88 - 39.92     2,385,190         --         1.15 - 2.20          7.00 - 8.00
MSF MetLife Conservative
  Allocation Subaccount    2007    1,945,907    11.06 - 11.38    21,992,542         --         1.15 - 2.20          3.26 - 4.36
                           2006      717,767    10.71 - 10.90     7,783,825       3.00         1.15 - 2.20          4.57 - 5.67
                           2005      195,921    10.27 - 10.32     2,018,800       0.49         1.15 - 2.20                 3.00
MSF MetLife Conservative
  to Moderate Allocation
  Subaccount               2007    8,478,778    11.48 - 11.81    99,530,164         --         1.15 - 2.20          2.52 - 3.61
                           2006    3,775,244    11.20 - 11.40    42,827,997       1.93         1.15 - 2.20          7.05 - 8.17
                           2005      958,316    10.48 - 10.54    10,076,881       0.66         1.15 - 2.20                 5.00
MSF MetLife Moderate
  Allocation Subaccount    2007   29,780,745    11.94 - 12.28   363,880,350       0.01         1.15 - 2.20          2.06 - 3.15
                           2006   12,086,733    11.70 - 11.90   143,400,766       1.41         1.15 - 2.20         9.41 - 10.56
                           2005    2,644,540    10.69 - 10.77    28,433,793       0.70         1.15 - 2.20          7.00 - 8.00
MSF MetLife Moderate to
  Aggressive Allocation
  Subaccount               2007   44,958,120    12.39 - 12.74   570,281,923       0.03         1.15 - 2.20          1.58 - 2.66
                           2006   15,152,269    12.20 - 12.41   187,391,222       0.81         1.15 - 2.20        11.74 - 12.91
                           2005    2,027,542    10.93 - 10.99    22,254,442       0.66         1.15 - 2.20         9.00 - 10.00
MSF MetLife Aggressive
  Allocation Subaccount    2007    2,531,910    12.68 - 13.04    32,852,837       0.05         1.15 - 2.10          1.01 - 2.08
                           2006    1,395,125    12.55 - 12.77    17,753,305       0.57         1.15 - 2.20        13.15 - 14.34
                           2005      160,561    11.10 - 11.17     1,789,331       0.60         1.15 - 2.20        11.00 - 12.00
MSF FI Large Cap
  Subaccount               2007       70,106    16.15 - 18.19     1,247,716         --         1.15 - 2.05          1.45 - 2.53
                           2006       31,931    15.92 - 17.74       554,854         --         1.15 - 2.20          0.63 - 1.33
MIST Legg Mason Value
  Equity Subaccount        2007   27,291,345      0.88 - 9.51    28,592,106         --         1.15 - 2.20       (7.97) - (6.89)
                           2006   32,872,234     0.99 - 10.22    35,628,391       0.14         1.15 - 2.20         2.32 - 11.88
MIST MFS Research
  International
  Subaccount               2007   43,741,192      1.70 - 1.84    79,572,617       1.22         1.15 - 2.20        10.81 - 11.99
                           2006   38,932,409      1.53 - 1.65    63,380,251       1.59         1.15 - 2.20        23.82 - 25.12
                           2005   34,239,628      1.24 - 1.32    44,622,108       0.38         1.15 - 2.20        14.00 - 15.00
                           2004   28,191,777      1.08 - 1.14    31,972,020       0.00         1.15 - 2.20        17.00 - 18.00
                           2003   20,674,024      0.93 - 0.97    19,896,042       0.77         1.15 - 2.20        29.00 - 31.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MIST T. Rowe Price Mid-
  Cap Growth Subaccount    2007   85,048,961      0.92 - 0.99    83,494,030         --         1.15 - 2.20        15.06 - 16.29
                           2006   81,429,878      0.80 - 0.85    68,849,972         --         1.15 - 2.20          3.86 - 4.95
                           2005   69,803,213      0.77 - 0.81    56,316,012         --         1.15 - 2.20        12.00 - 13.00
                           2004   54,969,872      0.69 - 0.72    39,188,825         --         1.15 - 2.20        15.00 - 16.00
                           2003   30,180,576      0.60 - 0.62    18,501,012         --         1.15 - 2.20        28.00 - 35.00
MIST PIMCO Total Return
  Subaccount               2007  209,783,022      1.26 - 1.36   280,766,389       3.31         1.15 - 2.20          5.21 - 6.33
                           2006  216,752,565      1.20 - 1.28   273,266,001       2.59         1.15 - 2.20          2.25 - 3.33
                           2005  210,820,747      1.17 - 1.23   257,626,390         --         1.15 - 2.20          0.03 - 1.00
                           2004  182,734,888      1.17 - 1.22   221,330,485       7.02         1.15 - 2.20          3.00 - 4.00
                           2003  150,685,908      1.14 - 1.18   176,162,888       1.33         1.15 - 2.20          0.00 - 3.00
MIST RCM Technology
  Subaccount               2007   34,434,376      0.61 - 0.65    22,137,049         --         1.15 - 2.20        28.65 - 30.01
                           2006   30,122,137      0.47 - 0.50    14,940,472         --         1.15 - 2.20          3.06 - 4.15
                           2005   31,828,960      0.46 - 0.48    15,181,125         --         1.15 - 2.20         9.00 - 10.00
                           2004   35,118,790      0.42 - 0.44    15,288,973         --         1.15 - 2.20       (6.00) - (5.00)
                           2003   26,678,635      0.45 - 0.46    12,291,935         --         1.15 - 2.20        38.00 - 56.00
MIST Lord Abbett Bond
  Debenture Subaccount     2007   60,864,412      1.75 - 1.96   116,833,466       5.13         1.15 - 2.20          4.22 - 5.33
                           2006   57,939,732      1.68 - 1.86   105,701,721       6.42         1.15 - 2.20          6.78 - 7.90
                           2005   52,529,155      1.57 - 1.73    88,888,242       4.61         1.15 - 2.20        (1.00) - 0.34
                           2004   43,720,031      1.59 - 1.72    73,819,376       3.80         1.15 - 2.20          6.00 - 7.00
                           2003   30,137,893      1.50 - 1.61    47,625,962       2.38         1.15 - 2.20         9.00 - 18.00
MIST Lazard Mid-Cap
  Subaccount               2007   19,911,171      1.49 - 1.59    31,373,042       0.34         1.15 - 2.20       (4.84) - (3.83)
                           2006   16,479,796      1.57 - 1.66    27,037,171       0.30         1.15 - 2.20        12.19 - 13.37
                           2005   16,549,360      1.40 - 1.46    23,985,158       0.06         1.15 - 2.20          6.00 - 7.00
                           2004   15,605,352      1.32 - 1.37    21,208,753         --         1.15 - 2.20        12.00 - 13.00
                           2003    9,721,097      1.18 - 1.21    11,706,542         --         1.15 - 2.20        23.00 - 25.00
MIST Met/AIM Small Cap
  Growth Subaccount        2007    8,263,536      1.53 - 1.63    13,285,772         --         1.15 - 2.20          8.64 - 9.79
                           2006    8,709,215      1.40 - 1.48    12,784,786         --         1.15 - 2.20        11.70 - 12.88
                           2005    9,294,098      1.26 - 1.31    12,106,761         --         1.15 - 2.20          6.00 - 7.00
                           2004    9,147,262      1.19 - 1.23    11,152,104         --         1.15 - 2.20          4.00 - 5.00
                           2003    6,954,088      1.14 - 1.17     8,077,277         --         1.15 - 2.20        33.00 - 37.00
MIST Harris Oakmark
  International
  Subaccount               2007   80,210,908      1.85 - 1.99   157,262,608       0.81         1.15 - 2.20       (3.28) - (2.14)
                           2006   74,777,561      1.92 - 2.04   150,250,217       2.34         1.15 - 2.20        26.05 - 27.51
                           2005   57,995,311      1.52 - 1.60    91,634,958       0.02         1.15 - 2.20        12.00 - 13.00
                           2004   37,453,483      1.36 - 1.41    52,523,310       0.01         1.15 - 2.20        17.00 - 21.00
                           2003   13,499,394      1.15 - 1.18    15,911,308       1.51         1.15 - 2.20        32.00 - 35.00
MIST Legg Mason Partners
  Aggressive Growth
  Subaccount               2007   16,184,284      0.75 - 0.81    12,852,341         --         1.15 - 2.20          0.03 - 1.09
                           2006   17,470,599      0.75 - 0.80    13,742,820         --         1.15 - 2.20       (3.87) - (2.86)
                           2005   15,637,700      0.78 - 0.82    12,686,496         --         1.15 - 2.20        11.00 - 12.00
                           2004   15,257,228      0.70 - 0.73    11,042,031         --         1.15 - 2.20          6.00 - 7.00
                           2003   14,238,378      0.66 - 0.68     9,638,815         --         1.15 - 2.20        21.00 - 28.00
MIST Neuberger Berman
  Real Estate Subaccount   2007    5,915,463    15.83 - 16.45    96,646,726       0.93         1.15 - 2.20     (16.87) - (15.98)
                           2006    6,231,776    19.04 - 19.58   121,327,406       0.91         1.15 - 2.20        34.60 - 36.01
                           2005    3,814,151    14.15 - 14.40    54,734,930         --         1.15 - 2.20        11.00 - 12.00
                           2004    1,302,652    12.76 - 12.86    16,723,124       3.07         1.15 - 2.20        28.00 - 29.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MIST Oppenheimer Capital
  Appreciation Subaccount  2007      622,067     9.77 - 13.12     6,440,945         --         1.15 - 2.20        11.79 - 13.05
                           2006      410,133     8.74 - 11.60     3,756,805       0.07         1.15 - 2.20          5.28 - 6.35
                           2005      145,044      8.44 - 8.74     1,249,651         --         1.15 - 2.20          8.00 - 9.00
MIST Cyclical Growth ETF
  Subaccount               2007      147,182    11.68 - 11.96     1,753,746         --         1.15 - 1.95          3.31 - 4.40
                           2006       80,092    11.30 - 11.45       915,416       3.02         1.15 - 2.20          6.08 - 6.82
MIST Cyclical Growth and
  Income ETF Subaccount    2007      158,978    11.39 - 11.66     1,849,237         --         1.15 - 1.95          3.09 - 4.19
                           2006       58,833    11.05 - 11.20       657,013       3.47         1.15 - 2.20          5.60 - 6.33
MIST PIMCO Inflation
  Protected Bond
  Subaccount               2007      756,401    11.68 - 12.27     9,183,407       1.52         1.15 - 2.10          8.37 - 9.52
                           2006      249,805    10.78 - 11.21     2,781,493         --         1.15 - 2.20          0.44 - 1.14
MIST BlackRock Large-Cap
  Core Subaccount(b)       2007    1,980,892      6.47 - 8.38    15,767,583         --         1.15 - 2.20        (0.62) - 0.10
MIST Janus Forty
  Subaccount(b)            2007       60,615  145.54 - 190.82    10,720,593         --         1.15 - 1.95        19.81 - 20.67
American Funds Growth
  Subaccount               2007   30,902,914    13.74 - 17.66   521,504,148       0.78         1.40 - 2.20         9.61 - 10.83
                           2006   31,638,062    12.54 - 15.94   482,404,625       0.82         1.40 - 2.45          7.56 - 8.69
                           2005   29,810,527    11.65 - 14.67   418,321,291       0.72         1.40 - 2.45        13.00 - 15.00
                           2004   25,525,016    10.28 - 12.80   312,819,697       0.19         1.40 - 2.45        10.00 - 11.00
                           2003   17,878,051     9.36 - 11.54   197,729,840       0.13         1.40 - 2.45        24.00 - 35.00
American Funds Growth-
  Income Subaccount        2007   30,234,841     9.34 - 12.00   345,794,661       1.50         1.40 - 2.20          2.49 - 3.63
                           2006   31,733,983     9.11 - 11.59   350,851,780       1.57         1.40 - 2.45        12.42 - 13.61
                           2005   31,898,073     8.11 - 10.20   310,739,976       1.37         1.40 - 2.45          3.00 - 4.00
                           2004   28,521,427      7.85 - 9.77   266,272,411       0.97         1.40 - 2.45          8.00 - 9.00
                           2003   20,819,388      7.29 - 8.98   178,810,013       1.22         1.40 - 2.45        24.00 - 31.00
American Funds Global
  Small Capitalization
  Subaccount               2007   60,105,854      3.19 - 3.53   208,203,295       2.97         1.40 - 2.20        18.47 - 19.79
                           2006   54,970,964      2.69 - 2.95   159,408,732       0.46         1.40 - 2.45        21.06 - 22.33
                           2005   45,942,033      2.23 - 2.41   109,050,517       0.91         1.40 - 2.45        22.00 - 24.00
                           2004   33,864,888      1.82 - 1.95    65,210,742         --         1.40 - 2.45        18.00 - 19.00
                           2003   20,950,064      1.54 - 1.64    33,904,717       0.50         1.40 - 2.45        46.00 - 51.00
American Funds Bond
  Subaccount               2007    2,725,211    14.17 - 15.86    42,389,061       9.30         1.40 - 2.20          0.81 - 1.88
                           2006      691,327    14.06 - 15.56    10,562,070       0.88         1.40 - 2.45          4.24 - 4.97


  (1.) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

  (2.) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



6.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


  (3.) These amounts represent the annualized contract expenses of the Separate
       Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

  (4.) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

   (a) For the period January 1, 2007 to April 27, 2007.

   (b) For the period April 30, 2007 to December 31, 2007.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2008

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2007      2006
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $814 and $880,
     respectively)............................................  $   821   $   886
  Equity securities available-for-sale, at estimated fair
     value (cost: $0 and $7, respectively)....................       --         7
  Mortgage loans on real estate...............................        2         2
  Policy loans................................................      411       357
  Other limited partnership interests.........................       14        18
  Short-term investments......................................      123       141
                                                                -------   -------
     Total investments........................................    1,371     1,411
Cash..........................................................       51        12
Accrued investment income.....................................       20        21
Premiums and other receivables................................      302       286
Deferred policy acquisition costs.............................    1,349     1,310
Current income tax recoverable................................       13        --
Other assets..................................................       66        58
Separate account assets.......................................   10,904    10,490
                                                                -------   -------
     Total assets.............................................  $14,076   $13,588
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   594   $   541
  Policyholder account balances...............................      813       922
  Other policyholder funds....................................      433       400
  Policyholder dividends payable..............................        5         4
  Current income tax payable..................................       --         3
  Deferred income tax liability...............................       69        59
  Other liabilities...........................................      179       215
  Separate account liabilities................................   10,904    10,490
                                                                -------   -------
     Total liabilities........................................   12,997    12,634
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDER'S EQUITY:
Common stock, par value $125 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding............        3         3
Additional paid-in capital....................................      458       458
Retained earnings.............................................      627       503
Accumulated other comprehensive loss..........................       (9)      (10)
                                                                -------   -------
     Total stockholder's equity...............................    1,079       954
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $14,076   $13,588
                                                                =======   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                               2007   2006   2005
                                                               ----   ----   ----
REVENUES
Premiums.....................................................  $ 80   $ 96   $106
Universal life and investment-type product policy fees.......   546    521    481
Net investment income........................................    71     71     66
Other revenues...............................................   121     92     88
Net investment gains (losses)................................     7     (4)    (4)
                                                               ----   ----   ----
     Total revenues..........................................   825    776    737
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................   142    142    153
Interest credited to policyholder account balances...........    30     34     32
Policyholder dividends.......................................     8      7      6
Other expenses...............................................   507    486    461
                                                               ----   ----   ----
     Total expenses..........................................   687    669    652
                                                               ----   ----   ----
Income before provision for income tax.......................   138    107     85
Provision for income tax.....................................    27      9     29
                                                               ----   ----   ----
Net income...................................................  $111   $ 98   $ 56
                                                               ====   ====   ====




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                                           ACCUMULATED OTHER
                                                                           COMPREHENSIVE LOSS
                                                                      ---------------------------
                                                                            NET          DEFINED
                                              ADDITIONAL                UNREALIZED       BENEFIT
                                     COMMON     PAID-IN    RETAINED     INVESTMENT        PLANS
                                     STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENT    TOTAL
                                    -------   ----------   --------   --------------   ----------   -------
Balance at January 1, 2005........  $     3         $458       $349             $ 14         $ --    $  824
Comprehensive income:
  Net income......................                               56                                      56
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                               (11)                   (11)
                                                                                                    -------
  Comprehensive income............                                                                       45
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2005......        3          458        405                3           --       869
Comprehensive income:
  Net income......................                               98                                      98
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                                (3)                    (3)
                                                                                                    -------
  Comprehensive income............                                                                       95
                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax...................                                                            (10)      (10)
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2006......        3          458        503               --          (10)      954
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1).............                               13                                      13
                                    -------    ---------   --------             ----   ----------   -------
Balance at January 1, 2007........        3          458        516               --          (10)      967
Comprehensive income:
  Net income......................                              111                                     111
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                                 1                      1
                                                                                                    -------
  Comprehensive income............                                                                      112
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2007......       $3    $     458   $    627             $  1   $      (10)  $ 1,079
                                    =======    =========   ========             ====   ==========   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   111   $    98   $    56
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses.............        3         3         6
     Amortization of premiums and accretion of discounts
       associated with investments, net.................       (1)       --         2
     (Gains) losses from sales of investments and
       businesses, net..................................       (7)        4         4
     Interest credited to policyholder account
       balances.........................................       30        34        32
     Universal life and investment-type product policy
       fees.............................................     (546)     (521)     (481)
     Change in premiums and other receivables...........        7       (30)      (69)
     Change in deferred policy acquisition costs, net...      (40)      (22)      (32)
     Change in insurance-related liabilities............       52        39        78
     Change in income tax payable.......................       (7)       12        26
     Change in other assets.............................      108       124        86
     Change in other liabilities........................      206       209       184
     Other, net.........................................        1        (4)       (4)
                                                          -------   -------   -------
Net cash used in operating activities...................      (83)      (54)     (112)
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................      283       196       470
     Mortgage loans on real estate......................       --         7        --
     Other limited partnership interests................        3         2         2
  Purchases of:
     Fixed maturity securities..........................     (219)     (286)     (460)
  Payment to participating common stock shareholders
     upon dissolution of subsidiary (Note 2)............      (16)       --        --
  Net change in short-term investments..................       18       (89)      (22)
  Net change in policy loans............................      (54)      (30)      (19)
  Other, net............................................       (1)        8        (2)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....       14      (192)      (31)
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,771     1,626     1,366
     Withdrawals........................................   (1,663)   (1,374)   (1,117)
  Redemption of shares subject to mandatory redemption..       --        --      (100)
                                                          -------   -------   -------
Net cash provided by financing activities...............      108       252       149
                                                          -------   -------   -------
Change in cash..........................................       39         6         6
Cash, beginning of year.................................       12         6        --
                                                          -------   -------   -------
CASH, END OF YEAR.......................................  $    51   $    12   $     6
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...........................................  $    --   $    --   $     3
                                                          =======   =======   =======
     Income tax.........................................  $    22   $    (7)  $     4
                                                          =======   =======   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

     The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage. The Company is licensed to conduct business in 50 states and the District of Columbia.

     NELICO owned 100% of the voting common stock of Omega Reinsurance Corporation ("Omega"), which was dissolved in October 2007. Omega is included in the accompanying consolidated financial statements until its date of dissolution. See Note 2.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES") and a majority interest in MetLife Advisors, LLC ("Advisors").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation.

     The Company had no minority interest related to consolidated entities at December 31, 2007. Minority interest related to consolidated entities included in other liabilities was $7 million at December 31, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          i) the fair value of investments in the absence of quoted market values;

          ii)   investment impairments;

          iii)  the recognition of income on certain investments;

          iv) the application of the consolidation rules to certain investments;

          v)    the fair value of and accounting for derivatives;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          vi) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          vii)  the liability for future policyholder benefits;

          viii) accounting for income taxes and the valuation of deferred tax assets;

          ix)   accounting for reinsurance transactions;

          x)    accounting for employee benefit plans; and

          xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, other limited partnerships and short-term investments. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company may use credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2007, 2006 and 2005.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was less than $1 million at both December 31, 2007 and 2006. Related depreciation and amortization expense was $1 million, less than $1 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $35 million at both December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $32 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $1 million, $2 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC related to variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is 6%.

     Participating business represented approximately 3% of the Company's life insurance in-force, and 9% of the number of life insurance policies in-force, at both December 31, 2007 and 2006. Participating policies represented approximately 42% and 59%, 43% and 51%, and 45% and 47%, of gross and net life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 10% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

     Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive loss. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million. See also Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's consolidated financial statements.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive loss, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in an increase of $10 million, net of income tax, to accumulated other comprehensive loss, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 11.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $3 million to $7 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FSP No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On October 31, 2006, the board of directors of Omega approved the adoption of a restructuring plan (the "Restructuring Plan"). On November 20, 2006, the board of directors of NELICO, as Omega's sole voting shareholder, and Omega's participating common stock ("PCS") shareholders, also approved the Restructuring Plan. Under the Restructuring Plan: (i) all reinsurance arrangements were terminated effective December 31, 2006; (ii) all outstanding shares of PCS were redeemed effective December 31, 2006; and (iii) payments totaling $16 million were made on June 29, 2007 to the PCS shareholders. Payments consisted of former shareholders' outstanding redemption payment balance plus an additional 40 percent of such balance. In connection with the Restructuring Plan, Omega was dissolved in October 2007 and its remaining assets and liabilities were assumed by NELICO. Total assets and total liabilities of Omega at December 31, 2006 were $7 million and $1 million, respectively. Total revenues of Omega included in the Company's consolidated revenues were less than $1 million, $12 million and $33 million for the years ended December 31, 2007, 2006 and 2005, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................     $407      $11    $ 7      $411       50.1%
Foreign corporate securities.............      177        2      4       175       21.3
Residential mortgage-backed securities...      144        1     --       145       17.7
U.S. Treasury/agency securities..........       56        4     --        60        7.3
Commercial mortgage-backed securities....       15       --     --        15        1.8
Foreign government securities............       15       --     --        15        1.8
Asset-backed securities..................       --       --     --        --        0.0
State and political subdivision
  securities.............................       --       --     --        --        0.0
                                              ----      ---    ---      ----      -----
  Total fixed maturity securities........     $814      $18    $11      $821      100.0%
                                              ====      ===    ===      ====      =====
Non-redeemable preferred stock...........     $ --      $--    $--      $ --        0.0%
                                              ----      ---    ---      ----      -----
  Total equity securities................     $ --      $--    $--      $ --        0.0%
                                              ====      ===    ===      ====      =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................     $445      $12    $ 4      $453       51.1%
Foreign corporate securities.............      150        1      4       147       16.6
Residential mortgage-backed securities...      175        1      1       175       19.8
U.S. Treasury/agency securities..........       93        1     --        94       10.6
Commercial mortgage-backed securities....        1       --     --         1        0.1
Foreign government securities............       12       --     --        12        1.4
Asset-backed securities..................        3       --     --         3        0.3
State and political subdivision
  securities.............................        1       --     --         1        0.1
                                              ----      ---    ---      ----      -----
  Total fixed maturity securities........     $880      $15    $ 9      $886      100.0%
                                              ====      ===    ===      ====      =====
Non-redeemable preferred stock...........     $  7      $--    $--      $  7      100.0%
                                              ----      ---    ---      ----      -----
  Total equity securities................     $  7      $--    $--      $  7      100.0%
                                              ====      ===    ===      ====      =====



     The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2007 and 2006.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

U.S. government corporations and agencies. The Company had no fixed maturity securities backed by sub-prime mortgages at both December 31, 2007 and 2006.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $39 million and $36 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2007 and 2006, respectively. There were no non-income producing fixed maturity securities at both December 31, 2007 and 2006.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................     $ 35        $ 36         $ 46        $ 46
Due after one year through five years...      340         351          279         285
Due after five years through ten years..      157         153          257         254
Due after ten years.....................      123         121          119         122
                                             ----        ----         ----        ----
  Subtotal..............................      655         661          701         707
Mortgage-backed and asset-backed
  securities............................      159         160          179         179
                                             ----        ----         ----        ----
  Total fixed maturity securities.......     $814        $821         $880        $886
                                             ====        ====         ====        ====



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Proceeds...............................................  $229   $117   $377
Gross investment gains.................................  $  1   $ --   $  1
Gross investment losses................................  $ (3)  $ (2)  $ (5)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                 DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.........     $ 89          $ 3         $111          $ 4         $200          $ 7
Foreign corporate securities......       28           --           72            4          100            4
Residential mortgage-backed
  securities......................       27           --            1           --           28           --
U.S. Treasury/agency securities...       --           --           --           --           --           --
Commercial mortgage-backed
  securities......................       --           --           --           --           --           --
Foreign government securities.....       --           --           10           --           10           --
Asset-backed securities...........       --           --           --           --           --           --
                                       ----          ---         ----          ---         ----          ---
  Total fixed maturity
     securities...................     $144          $ 3         $194          $ 8         $338          $11
                                       ====          ===         ====          ===         ====          ===
Equity securities.................     $ --          $--         $ --          $--         $ --          $--
                                       ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position........       63                        55
                                       ====                      ====




                                                                 DECEMBER 31, 2006
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.........     $124          $ 1         $122          $ 3         $246          $ 4
Foreign corporate securities......       20            1           84            3          104            4
Residential mortgage-backed
  securities......................       37           --           45            1           82            1
U.S. Treasury/agency securities...       35           --           15           --           50           --
Commercial mortgage-backed
  securities......................       --           --            1           --            1           --
Foreign government securities.....       10           --           --           --           10           --
Asset-backed securities...........        1           --            1           --            2           --
                                       ----          ---         ----          ---         ----          ---
  Total fixed maturity
     securities...................     $227          $ 2         $268          $ 7         $495          $ 9
                                       ====          ===         ====          ===         ====          ===
Equity securities.................     $ --          $--         $  7          $--         $  7          $--
                                       ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position........      101                       126
                                       ====                      ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2007
                                         ------------------------------------------------------------
                                          COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                COST                 LOSS              SECURITIES
                                         ------------------   ------------------   ------------------
                                           LESS       20%       LESS       20%       LESS       20%
                                         THAN 20%   OR MORE   THAN 20%   OR MORE   THAN 20%   OR MORE
                                         --------   -------   --------   -------   --------   -------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...................    $ 87       $ 3        $ 1       $ 1        31          2
Six months or greater but less than
  nine months..........................      36        --          2        --        24         --
Nine months or greater but less than
  twelve months........................      21        --         --        --         7         --
Twelve months or greater...............     202        --          7        --        55         --
                                           ----       ---        ---       ---
  Total................................    $346       $ 3        $10       $ 1
                                           ====       ===        ===       ===




                                                               DECEMBER 31, 2006
                                         ------------------------------------------------------------
                                          COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                COST                 LOSS              SECURITIES
                                         ------------------   ------------------   ------------------
                                           LESS       20%       LESS       20%       LESS       20%
                                         THAN 20%   OR MORE   THAN 20%   OR MORE   THAN 20%   OR MORE
                                         --------   -------   --------   -------   --------   -------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...................    $175       $--        $ 1       $--         59        --
Six months or greater but less than
  nine months..........................       5        --         --        --          8        --
Nine months or greater but less than
  twelve months........................      49        --          1        --         34        --
Twelve months or greater...............     282        --          7        --        126        --
                                           ----       ---        ---       ---
  Total................................    $511       $--        $ 9       $--
                                           ====       ===        ===       ===



     At December 31, 2007 and 2006, $10 million and $9 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $11 million and $9 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    64%    45%
  Foreign corporate securities...............................    36     44
  Residential mortgage-backed securities.....................    --     11
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Finance....................................................    58%    35%
  Industrial.................................................    24     28
  Utility....................................................     7      7
  Consumer...................................................     7     16
  Mortgage-backed............................................    --     11
  Other......................................................     4      3
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $3 million at both December 31, 2007 and 2006, consisting primarily of fixed maturity securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................    $ 2      100%      $ 2      100%
                                                  ---      ===       ---      ===
Less: Valuation allowances....................     --                 --
                                                  ---                ---
  Total mortgage loans on real estate.........    $ 2                $ 2
                                                  ===                ===



     At December 31, 2007, 100% of the Company's mortgage loans on real estate were collateralized by property located in California. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $14 million and $18 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities.............................   $48       $46       $44
Mortgage loans on real estate.........................    --         1        --
Policy loans..........................................    21        19        18
Other limited partnership interests...................    (1)        3         3
Cash and short-term investments.......................     5         3         2
Other.................................................     1         2         2
                                                         ---       ---       ---
  Total investment income.............................    74        74        69
Less: Investment expenses.............................     3         3         3
                                                         ---       ---       ---
  Net investment income...............................   $71       $71       $66
                                                         ===       ===       ===



     For each of the years ended December 31, 2007, 2006 and 2005, affiliated investment income of $1 million is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $1 million are included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                         -----------------------
                                                         2007     2006      2005
                                                         ----     ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities..............................   $(2)     $(3)      $(4)
Derivatives............................................     8       (1)        1
Other..................................................     1       --        (1)
                                                          ---      ---       ---
  Net investment gains (losses)........................   $ 7      $(4)      $(4)
                                                          ===      ===       ===



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $17 million, ($5) million and ($1) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................   $ 7       $ 6       $11
Derivatives..........................................    (2)       (3)       (3)
Other................................................    (1)       (1)       (1)
                                                        ---       ---       ---
  Subtotal...........................................     4         2         7
                                                        ---       ---       ---
Amounts allocated from DAC...........................    (2)       (2)       (2)
Deferred income tax..................................    (1)       --        (2)
                                                        ---       ---       ---
  Subtotal...........................................    (3)       (2)       (4)
                                                        ---       ---       ---
Net unrealized investment gains (losses).............   $ 1       $--       $ 3
                                                        ===       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................   $--       $ 3      $ 14
Unrealized investment gains (losses) during the
  year...............................................     2        (5)      (19)
Unrealized gains (losses) relating to:
  DAC................................................    --        --         2
  Deferred income tax................................    (1)        2         6
                                                        ---       ---      ----
Balance, December 31,................................   $ 1       $--      $  3
                                                        ===       ===      ====
Net change in unrealized investment gains (losses)...   $ 1       $(3)     $(11)
                                                        ===       ===      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Trust preferred securities(3)..........................    $1,250        $20
                                                           ------        ---
  Total................................................    $1,250        $20
                                                           ======        ===



--------

   (1) The assets of the trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $117 million and $125 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $5 million, $3 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                        ---------------------
                                                         2007    2006    2005
                                                        -----   -----   -----
                                                            (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates..........................................  $  --   $   1   $   3
Amortized cost of assets transferred to affiliates....    $--     $ 1     $ 3
Net investment gains (losses) recognized on
  transfers...........................................    $--     $--     $--
Estimated fair value of assets transferred from
  affiliates..........................................    $--     $--     $ 4


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                               DECEMBER 31, 2007                 DECEMBER 31, 2006
                                        -------------------------------   -------------------------------
                                                      CURRENT MARKET                    CURRENT MARKET
                                                       OR FAIR VALUE                     OR FAIR VALUE
                                        NOTIONAL   --------------------   NOTIONAL   --------------------
                                         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                        --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Foreign currency swaps................     $10       $--        $ 5          $10       $--        $ 4
Credit default swaps..................      20        --         --           20        --         --
                                           ---       ---        ---          ---       ---        ---
  Total...............................     $30       $--        $ 5          $30       $--        $ 4
                                           ===       ===        ===          ===       ===        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 500 equity variance swaps. Fair values of equity variance swaps were insignificant and were not included in the preceding table.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                               REMAINING LIFE
                            -----------------------------------------------------------------------------------
                                                 AFTER ONE YEAR      AFTER FIVE YEARS
                            ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                            ----------------   ------------------   -----------------   ---------------   -----
                                                               (IN MILLIONS)
Foreign currency swaps....         $--                 $10                 $--                $--          $10
Credit default swaps......          --                  20                  --                 --           20
                                   ---                 ---                 ---                ---          ---
  Total...................         $--                 $30                 $--                $--          $30
                                   ===                 ===                 ===                ===          ===



     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Non-qualifying.....................     $30       $--         $5          $30       $--         $4
                                        ---       ---         --          ---       ---         --
  Total............................     $30       $--         $5          $30       $--         $4
                                        ===       ===         ==          ===       ===         ==



     The Company did not have any qualifying hedges for the years ended December 31, 2007 and 2006. The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the year ended December 31, 2005.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2007, 2006 and 2005.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses) related to the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at the
  beginning of the year...............................   $(3)      $(3)      $(5)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................    --        --         2
Amounts reclassified to net investment gains
  (losses)............................................     1        --        --
                                                         ---       ---       ---
Other comprehensive income (loss) balance at the end
  of the year.........................................   $(2)      $(3)      $(3)
                                                         ===       ===       ===



     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to minimize its exposure to adverse movements in credit; and (iii) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.........................................   $--       $(1)      $--


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................   $ 9    $--
Embedded derivatives liabilities.............................   $--    $--


     The following table presents changes in fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment gains (losses).........................   $9        $--       $--

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2007 and 2006, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2005....................................      $1,254
  Capitalizations.............................................         131
                                                                    ------
     Subtotal.................................................       1,385
                                                                    ------
  Less: Amortization related to:
     Unrealized investment gains (losses).....................          (2)
     Other expenses...........................................          99
                                                                    ------
       Total amortization.....................................          97
                                                                    ------
Balance at December 31, 2005..................................       1,288
  Capitalizations.............................................         118
                                                                    ------
     Subtotal.................................................       1,406
                                                                    ------
  Less: Amortization related to:
     Other expenses...........................................          93
                                                                    ------
       Total amortization.....................................          93
                                                                    ------
  Less: Dispositions and other................................           3
                                                                    ------
Balance at December 31, 2006..................................       1,310
  Capitalizations.............................................         136
                                                                    ------
     Subtotal.................................................       1,446
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................           2
     Other expenses...........................................          95
                                                                    ------
       Total amortization.....................................          97
                                                                    ------
Balance at December 31, 2007..................................      $1,349
                                                                    ======



     Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES that would have been amortized if such gains and losses had been recognized; and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                               ---------------------------------------
                                                               POLICY-        OTHER
                                                  FUTURE        HOLDER       POLICY-
                                                  POLICY       ACCOUNT        HOLDER
                                                 BENEFITS      BALANCES       FUNDS
                                               -----------   -----------   -----------
                                               2007   2006   2007   2006   2007   2006
                                               ----   ----   ----   ----   ----   ----
                                                            (IN MILLIONS)
Retirement & savings.........................  $ --   $ --   $ 19   $ 26   $ --   $ --
Non-medical health & other...................    55     53     --     --      2      4
Traditional life.............................   451    405     --     --      9      5
Universal variable life......................    61     61    483    588    421    389
Annuities....................................    27     22    265    259      1      2
Other........................................    --     --     46     49     --     --
                                               ----   ----   ----   ----   ----   ----
  Total......................................  $594   $541   $813   $922   $433   $400
                                               ====   ====   ====   ====   ====   ====



     Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. There were no affiliated other policyholder funds at December 31, 2007. Affiliated other policyholder funds, included in the table above, were less than $1 million at December 31, 2006.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $39    $33    $27
Capitalization...........................................     9      8      8
Amortization.............................................    (6)    (2)    (2)
                                                            ---    ---    ---
Balance at December 31,..................................   $42    $39    $33
                                                            ===    ===    ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $10,904 million and $10,490 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $357 million, $348 million and $349 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $   3,659             N/A        $   2,915             N/A
Net amount at risk(2)...........     $       7(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      59 years             N/A         59 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $   2,869       $   2,886        $   2,882       $   2,501
Net amount at risk(2)...........     $      61(3)    $      34(4)     $      30(3)    $       6(4)
Average attained age of
  contractholders...............      60 years        58 years         59 years        57 years



                                                           DECEMBER 31,
                                        -------------------------------------------------
                                                  2007                      2006
                                        -----------------------   -----------------------
                                         SECONDARY     PAID UP     SECONDARY     PAID UP
                                        GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                        ----------   ----------   ----------   ----------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS(1)
Account value (general and separate
  account)............................   $   2,860       N/A       $   2,859       N/A
Net amount at risk(2).................   $  27,377(3)    N/A       $  29,152(3)    N/A
Average attained age of
  policyholders.......................    47 years       N/A        46 years       N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                                                        CONTRACTS
                                                                      -------------
                                              ANNUITY CONTRACTS
                                         --------------------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $ 2           $--             $--         $ 2
Incurred guaranteed benefits...........       --            --               1           1
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        2            --               1           3
Incurred guaranteed benefits...........       (1)           --              --          (1)
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2006...........        1            --               1           2
Incurred guaranteed benefits...........       --             3              --           3
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 1           $ 3             $ 1         $ 5
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $4 million, $3 million and $2 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2007     2006
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $5,674   $6,358
  Bond....................................................     899      751
  Balanced................................................   1,646      504
  Money Market............................................     292      176
  Specialty...............................................     112      138
                                                            ------   ------
     Total................................................  $8,623   $7,927
                                                            ======   ======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES individual life insurance policies that it writes. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2007    2006    2005
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Direct premiums.......................................  $153   $ 183   $ 220
Reinsurance assumed...................................    --      14      36
Reinsurance ceded.....................................   (73)   (101)   (150)
                                                        ----   -----   -----
Net premiums..........................................  $ 80   $  96   $ 106
                                                        ====   =====   =====
Reinsurance recoverables netted against
  policyholder benefits and claims....................  $ 59   $  85   $ 145
                                                        ====   =====   =====



     Unaffiliated reinsurance recoverables, included in premiums and other receivables, were $179 million and $186 million at December 31, 2007 and 2006, respectively. Unaffiliated reinsurance and ceded commissions payables, included in other liabilities, were $30 million and $31 million at December 31, 2007 and 2006, respectively

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd., Reinsurance Group of America, Incorporated and MetLife Reinsurance Company of Vermont. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $83 million and $8 million, respectively. At December 31, 2006, comparable assets and liabilities were $72 million and $2 million, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Assumed premiums......................................   $--       $--       $ 8
Assumed fees, included in universal life and
  investment-type product policy fees.................   $--       $--       $ 1
Assumed benefits, included in policyholder benefits
  and claims..........................................   $--       $ 1       $ 4
Assumed acquisition costs, included in other
  expenses............................................   $--       $--       $ 2
Ceded premiums........................................   $ 7       $ 3       $ 3
Ceded fees, included in universal life and investment-
  type product policy fees............................   $28       $24       $21
Interest earned on ceded reinsurance, included in
  other revenues......................................   $ 1       $ 1       $ 1
Ceded benefits, included in policyholder benefits and
  claims..............................................   $ 8       $16       $11
Ceded benefits, included in interest credited to
  policyholder account balances.......................   $ 2       $ 2       $--
Interest costs on ceded reinsurance, included in other
  expenses............................................   $(2)      $(1)      $(1)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are included in net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $17 million, ($5) million and ($2) million for the years ended December 31, 2007, 2006 and 2005, respectively.

8.  PREFERRED STOCK

     Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which were held by MetLife Credit Corporation, an affiliate, at par value of $1,000 per share. Dividends were paid quarterly in arrears at the applicable rate which was recalculated on the first business day after each quarterly dividend payment date based on the product of (1 -- the highest federal income tax rate for corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points). The adoption of SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"), as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholder's equity to liabilities. In accordance with SFAS 150, dividends paid on the Company's preferred stock are treated as interest expense in 2005.

     The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. On December 30, 2005, the Company redeemed the remaining $100 million of Preferred Stock with the approval of the Commissioner.

     NELICO paid no preferred dividends during each of the years ended December 31, 2007 and 2006. NELICO paid preferred dividends of $3 million during the year ended December 31, 2005 with prior approval of the Commissioner.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  INCOME TAXES

     The provision for income tax is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................   $17    $(8)   $15
  State and local........................................     1      1      1
                                                            ---    ---    ---
  Subtotal...............................................    18     (7)    16
                                                            ---    ---    ---
Deferred:
  Federal................................................     9     16     13
                                                            ---    ---    ---
Provision for income tax.................................   $27    $ 9    $29
                                                            ===    ===    ===



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate....................  $ 48   $ 37    $30
Tax effect of:
  Tax-exempt investment income..........................   (25)   (24)    (4)
  Prior year tax........................................     4     (6)     2
  Other, net............................................    --      2      1
                                                          ----   ----    ---
Provision for income tax................................  $ 27   $  9    $29
                                                          ====   ====    ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $315   $310
  Employee benefits.........................................     6      6
  Deferred intercompany losses..............................    10     10
  Investments...............................................    --      3
  Other, net................................................     7      1
                                                              ----   ----
                                                               338    330
  Less: Valuation allowance.................................    10     10
                                                              ----   ----
                                                               328    320
                                                              ----   ----
Deferred income tax liabilities:
  Investments...............................................     4     --
  DAC.......................................................   392    379
  Net unrealized investment gains...........................     1     --
                                                              ----   ----
                                                               397    379
                                                              ----   ----
Net deferred income tax liability...........................  $(69)  $(59)
                                                              ====   ====



     The Company recorded a valuation allowance related to a deferred intercompany loss from the sale prior to 2003 of Exeter Reassurance Company, Ltd. to MetLife within the same consolidated group. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for deferred intercompany losses will not be realized.

     The Company participates in a tax sharing agreement with MetLife. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to
(from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due to (from) affiliates is ($13) million and $3 million as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years prior to 2000. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2008.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $24 million related to the separate account DRD.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Wilmington Shipping Company ("WSC") and two of its employees have sued the Company for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that the Company advised the investment of pension plan funds in a Developmental Property (real estate) account that it claims caused plan losses of over $2 million. WSC also alleges that the Company failed to give appropriate investment and plan termination advice. The Company's motion for summary judgment was granted. The plaintiffs appealed to the U.S. Court of Appeals for the 4th Circuit. In August 2007, the Fourth Circuit affirmed in part and reversed in part the lower court's decision and remanded the matter for further proceedings. The Company is vigorously defending against the remaining claims in federal court in North Carolina.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $375 thousand and $302 thousand, respectively. The related asset for premium tax offsets was $282 thousand and $210 thousand, respectively, for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of $118 thousand and $176 thousand, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum sublease income and minimum gross rental payments relating to these lease agreements are as follows:

                                                         SUBLEASE   GROSS RENTAL
                                                          INCOME      PAYMENTS
                                                         --------   ------------
                                                              (IN MILLIONS)
2008...................................................     $ 6          $22
2009...................................................     $--          $12
2010...................................................     $--          $10
2011...................................................     $--          $ 6
2012...................................................     $--          $ 3
Thereafter.............................................     $--          $15


GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $45 million, with a cumulative maximum of $90 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at both December 31, 2007 and 2006 for indemnities, guarantees and commitments were insignificant.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets. The Company's share of pension expense was $4 million for the year ended December 31, 2007 and $6 million for each of the years ended December 31, 2006 and 2005. In addition, the Company's share of postretirement expense was less than $1 million, $2 million, and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated pension and other postretirement benefit expense is included in the accompanying consolidated income statements.

     The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a multiple employer pension plan. The assets and obligations of the AERP Plan are not included in the accompanying consolidated balance sheets or the disclosure below. The Company made contributions of less than $1 million, $10 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively, to the AERP Plan. The assets and obligations of the MPRP Plan along with the related net periodic pension expense, are included in the accompanying consolidated financial statements and disclosures below.

     Effective March 1, 2005, the Company amended and revalued its multi-employer postretirement plan to a new single employer plan. Prior to March 1, 2005, the Company made contributions of $2 million to the former multi-employer plan in 2005. The assets and obligations of the new postretirement plan, along with the related net periodic other postretirement expense, are included in the accompanying consolidated financial statements and disclosures below.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. Upon adoption of SFAS 158, the Company recognized as an adjustment to accumulated other comprehensive loss, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans.

                                                               DECEMBER 31, 2006
                                             ----------------------------------------------------
                                                           ADDITIONAL
                                                             MINIMUM
                                                 PRE         PENSION    ADOPTION OF       POST
                                               SFAS 158     LIABILITY     SFAS 158      SFAS 158
                                             ADJUSTMENTS   ADJUSTMENT    ADJUSTMENT   ADJUSTMENTS
BALANCE SHEET CAPTION                        -----------   ----------   -----------   -----------
                                                                 (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost.....................................      $(21)         $--          $ --          $(21)
Other liabilities: Accrued postretirement
  benefit cost.............................      $ (7)         $--          $(16)         $(23)
                                                               ---          ----
Accumulated other comprehensive loss,
  before income tax:
  Defined benefit plans....................                    $--          $(16)         $(16)
Deferred income tax........................                    $--          $  6
                                                               ---          ----
Accumulated other comprehensive loss, net
  of income tax:
  Defined benefit plans....................                    $--          $(10)         $(10)
                                                               ===          ====



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                                (IN
                                                             MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year............  $ 21   $ 20   $ 23   $ 23
  Service cost.....................................    --      1      1      1
  Interest cost....................................     2      1      1      2
  Plan participants' contributions.................    --     --      3      3
  Net actuarial (gains) losses.....................     1     (1)    (1)    (2)
  Change in benefits...............................     6     --     --     --
  Benefits paid....................................    (1)    --     (3)    (4)
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    29     21     24     23
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    --     --     --     --
  Actual return on plan assets.....................    --     --     --     --
  Employer contribution............................     1     --     --     --
  Benefits paid....................................    (1)    --     --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    --     --     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(29)  $(21)  $(24)  $(23)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(29)  $(21)  $(24)  $(23)
                                                     ====   ====   ====   ====
Accumulated other comprehensive loss:
  Net actuarial (gains) losses.....................  $ --   $ --   $ (4)  $ (2)
  Prior service cost (credit)......................     1     --     18     18
                                                     ----   ----   ----   ----
                                                        1     --     14     16
  Deferred income tax..............................    --     --     (5)    (6)
                                                     ----   ----   ----   ----
                                                     $  1   $ --   $  9   $ 10
                                                     ====   ====   ====   ====



     The accumulated benefit obligation for the defined benefit pension plan was $28 million and $19 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $29    $21
Accumulated benefit obligation...............................   $28    $19
Fair value of plan assets....................................   $--    $--

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                                       OTHER
                                                    PENSION       POSTRETIREMENT
                                                    BENEFITS         BENEFITS
                                                  -----------   ------------------
                                                  2007   2006   2007   2006   2005
                                                  ----   ----   ----   ----   ----
                                                            (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost..................................   $--    $ 1    $ 1    $1     $--
  Interest cost.................................     2      1      1     2       1
  Amortization of prior service cost............     5     --      2     2       2
                                                   ---    ---    ---    --     ---
     Net periodic benefit cost..................   $ 7    $ 2    $ 4    $5     $ 3
                                                   ---    ===    ---    ==     ===
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS
  RECOGNIZED IN OTHER COMPREHENSIVE INCOME
     (LOSS)
  Net acturial (gains) losses...................    --            --
  Prior Service cost (credit)...................     6            --
  Amortization of prior service (cost) credit...    (5)           (2)
                                                   ---           ---
     Total recognized in other comprehensive
       income (loss)............................     1            (2)
                                                   ---           ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)...................................   $ 8           $ 2
                                                   ===           ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of $1 million and other postretirement benefits of ($2) million for an aggregate reduction in other comprehensive income of ($1) million before income tax and less than ($1) million, net of income tax.

     The estimated prior service cost for the pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit over the next year is $1 million.

     The estimated net actuarial gains and prior service cost for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year is less than $1 million and $2 million, respectively.

     In 2004, the Company adopted the guidance in FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during 2007. The reduction in the accumulated postretirement obligation was $1 million and $2 million for the years ended December 31, 2007 and 2006, respectively. The reduction of the net periodic postretirement benefit cost resulting from the Prescription Drug Act was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

     The Company received subsidies of less than $1 million for the year ended December 31, 2007.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                       PENSION      POSTRETIRE-
                                                       BENEFITS    MENT BENEFITS
                                                     -----------   -------------
                                                     2007   2006   2007     2006
                                                     ----   ----   ----     ----
Discount rate......................................  6.65%  6.00%  6.65%    6.00%
Rate of compensation increase......................  4.00%  4.00%   N/A      N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                                --------------------------------
                                                                     OTHER
                                                  PENSION       POSTRETIREMENT
                                                  BENEFITS         BENEFITS
                                                -----------   ------------------
                                                2007   2006   2007   2006   2005
                                                ----   ----   ----   ----   ----
Discount rate.................................  6.00%  5.80%  6.00%  5.80%  5.70%
Expected rate of return on plan assets........   N/A    N/A    N/A    N/A    N/A
Rate of compensation increase.................  4.00%  4.00%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                   ---------------------------------------------------
                                             2007                       2006
                                   ------------------------   ------------------------
Pre-Medicare eligible claims.....  8.5% down to 5% in 2014    9.0% down to 5% in 2014
Medicare eligible claims.........  10.5% down to 5% in 2018   11.0% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total service and interest cost
  components.........................................      $ 55         $ (49)
Effect on accumulated postretirement benefit
  obligation.........................................      $491         $(458)


  CASH FLOWS

     Benefit payments due under the non-qualified pension plan are funded from the Company's general assets as they become due under the provision of the plan. In 2008, the Company does not anticipate making any contributions other than benefit payments to its non-qualified pension plan.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. Total payments were $4 million and $3 million for the years ended December 31, 2007 and 2006, respectively. It is the Company's practice to use its general assets to pay claims as they come due.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, net of gross subsidies to be received under the Prescription Drug Act for the postretirement plan are expected to be as follows:

                                                       OTHER POSTRETIREMENT BENEFITS
                                                   -------------------------------------
                                         PENSION             PRESCRIPTION DRUG
                                        BENEFITS    GROSS        SUBSIDIES         NET
                                        --------   -------   -----------------   -------
                                                         (IN THOUSANDS)
2008..................................   $ 1,117   $ 2,034         $(414)        $ 1,620
2009..................................   $ 1,863   $ 2,049         $(456)        $ 1,593
2010..................................   $ 2,210   $ 2,065         $(494)        $ 1,571
2011..................................   $ 2,383   $ 2,107         $  --         $ 2,107
2012..................................   $ 2,433   $ 2,030         $  --         $ 2,030
2013 -- 2017..........................   $11,772   $10,443         $  --         $10,443


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees, under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of NELICO.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of NELICO, as filed with the Commonwealth of Massachusetts Division of Insurance, was $122 million, $109 million and $50 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed, was $544 million and $435 million at December 31, 2007 and 2006, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  DIVIDEND RESTRICTIONS

     Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of: (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year; or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. The maximum amount of the dividend which NELICO may pay to MLIC in 2008 without prior approval is $94 million.

     NELICO paid no common stockholder dividends for the years ended December 31, 2007, 2006 and 2005.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................   $ 1    $(7)  $(24)
Income tax effect of holding gains (losses).............    --      3      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income........................................    --      2      3
  Amortization of premium and accretion of discounts
     associated with investments........................     1     --      2
Income tax effect.......................................    (1)    (1)    (2)
Allocation of holding gains on investments relating to
  other policyholder amounts............................    --     --      2
Income tax effect of allocation of holding gains to
  other policyholder amounts............................    --     --     (1)
                                                           ---    ---   ----
Other comprehensive income (loss).......................   $ 1    $(3)  $(11)
                                                           ===    ===   ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Compensation.........................................  $  54   $  54   $  56
Commissions..........................................    154     128     124
Interest and dividends...............................     --       2       4
Amortization of DAC..................................     97      93      99
Capitalization of DAC................................   (136)   (118)   (131)
Insurance tax, license and fees......................     16      17      16
Agency allowances....................................     63      58      60
Sub-advisory fees and related expenses...............    169     155     123
Minority interest....................................     --       4      (1)
Other................................................     90      93     111
                                                       -----   -----   -----
  Total other expenses...............................  $ 507   $ 486   $ 461
                                                       =====   =====   =====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 7. See also Note 15 for discussion of affiliated expenses included in the table above.

14.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                          CARRYING    ESTIMATED
                                                            VALUE    FAIR VALUE
                                                          --------   ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities.............................    $821        $821
  Equity securities.....................................    $ --        $ --
  Mortgage loans on real estate.........................    $  2        $  2
  Policy loans..........................................    $411        $411
  Short-term investments................................    $123        $123
  Cash..................................................    $ 51        $ 51
  Accrued investment income.............................    $ 20        $ 20
Liabilities:
  Policyholder account balances.........................    $329        $318

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                          CARRYING    ESTIMATED
                                                            VALUE    FAIR VALUE
                                                          --------   ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities.............................    $886        $886
  Equity securities.....................................    $  7        $  7
  Mortgage loans on real estate.........................    $  2        $  2
  Policy loans..........................................    $357        $357
  Short-term investments................................    $141        $141
  Cash..................................................    $ 12        $ 12
  Accrued investment income.............................    $ 21        $ 21
Liabilities:
  Policyholder account balances.........................    $329        $319


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND SHORT-TERM INVESTMENTS

     The carrying values for cash and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $14 million, $1 million and $5 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, $29 million and $36 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $69 million, $18 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $3 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $37 million, $36 million and $13 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively.

     At December 31, 2007 and 2006, amounts due to affiliates were $2 million and $17 million, respectively. These receivables exclude affiliated reinsurance balances discussed in Note 7.

     MLIC charged the Company $1 million for the use of certain computers, furniture and other fixed assets during each of the years ended December 31, 2007 and 2005. There were no such charges to the Company during the year ended December 31, 2006.

     See Notes 3, 6 and 7 for additional related party transactions.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


      The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

      Statement of Assets and Liabilities at December 31, 2007.

      Statement of Operations for the year ended December 31, 2007.

      Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006.

      Notes to Financial Statements--December 31, 2007.

      The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

      Consolidated Balance Sheets as of December 31, 2007 and 2006.

      Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

      Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

      Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.


      Notes to Consolidated Financial Statements.

(b) Exhibits

      (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

      (2) None.

      (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

      (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

                                      III-1

      (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (iv) Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

      (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider
      NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor
      Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.

      (xvii) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


      (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xx) Form of Contract Schedule (filed herewith).

      (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.


      (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

      (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


      (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.


      (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

      (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

      (7) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

      (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Participation Agreement among Met Life Investors Series Trust, Met Life Investors Advisory Corp., Met Life Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

      (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

      (vii) Net Worth maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on
      Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) Filed on April 20, 2007.

      (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is filed herewith.

                                      III-2

      (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.


      (10) Consent of Deloitte & Touche LLP (filed herewith).

      (11) None

      (12) None

      (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (14)(a) Powers of Attorney for Michael K. Farrell, Lisa M. Weber, Gene L. Lunman, William J. Mullaney, Michael J. Vietri, William
      J. Wheeler, Anthony J. Williamson and Joseph J. Prochaska, Jr. are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 20, 2007.

      (14)(b) Powers of Attorney for James J. Reilly and Lisa M. Weber are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 12, 2007.


ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Lisa M. Weber(2)                          Chairman of the Board, President,
                                          Chief Executive Officer and Director

Michael K. Farrell(3)                     Director

William J. Mullaney(2)                    Director

Gene L. Lunman(4)                         Director

Michael J. Vietri(5)                      Director

William J. Wheeler(2)                     Director

                                      III-3

Daniel D. Jordan(1)                  Vice President and Secretary

Alan C. Leland, Jr.(1)               Senior Vice President

Gwenn L. Carr(2)                     Senior Vice President and
                                     Assistant Secretary

Joseph J. Prochaska, Jr.(2)          Executive Vice President and Chief
                                     Accounting Officer

Eric T. Steigerwalt(2)               Senior Vice President and Treasurer

Brian Breneman(1)                    Senior Vice President

William D. Cammarata(6)              Senior Vice President

Marie C. Swift(1)                    Vice President, Counsel and
                                     Assistant Secretary

Stacy E. Wolfe(1)                    Vice President, Counsel and
                                     Assistant Secretary

James J. Reilly(1)                   Vice President (principal financial
                                     officer)

Robert W. Morgan(3)                  Vice President-Investments

Kathleen R. Muleski(1)               Vice President and Group Actuary

Jonathan L. Rosenthal(3)             Vice President and Chief Hedging Officer

Stewart M. Ashkenazy(2)              Vice President and Illustration Actuary


(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City,
    NY 11101

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 185 Asylum Street, Hartford, CT 06103

(5) 177 South Commons Drive, Aurora, IL 60504

(6) 18210 Crane Nest Drive, Tampa, FL 33647


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.


                                      III-4

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                     III-5

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2008, there were 41,975 owners of tax-qualified contracts and 16,932 owners of non-qualified contracts.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      III-6

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER
John J. Brett(3)                     Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

David J. Decker(6)                   Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

David M. Holtzer(2)                  Vice President and Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

Peter J. Renna(2)                    Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Eric T. Steigerwalt(2)               Treasurer

Daniel D. Jordan(1)                  Assistant Secretary and Assistant Clerk


Principal Business Address:

(1)    New England Life Insurance Company--501 Boylston Street, Boston, MA 02117
(2)    MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
       Long Island City, NY. 11101

(3)    MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)    MetLife--10 Park Avenue, Morristown, NJ 07962

(5)    General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)    MetLife--300 Davidson Avenue,Somerset, NJ 08873

      (c)


         (1)                (2)            (3)          (4)          (5)
                            NET
       NAME OF         UNDERWRITING
      PRINCIPAL        DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER        COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION

New England Securities
Corporation             35,589,627          0           0             0



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


                                      III-7

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a) Registrant

      (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

      (c) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116

      (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

      (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.


                                      III-8

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2008.



                                   New England Variable Annuity Separate Account
                                            (Registrant)


                                   By:  New England Life Insurance Company
                                            (Depositor)


                                   By:       /s/ Marie C. Swift
                                        ----------------------------------------
                                             Marie C. Swift, Esq.
                                             Vice President and Counsel


                                     III-9

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April
2008.



                                   New England Life Insurance Company


                                   By:      /s/ Marie C. Swift
                                       -----------------------------------------
                                            Marie C. Swift, Esq.
                                            Vice President and Counsel



      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2008.




            SIGNATURE                                                    Title

/s/ Lisa M. Weber*                                        Chairman of the Board, President,
------------------------------------                    Chief Executive Officer and Director
Lisa M. Weber


/s/ Michael K. Farrell*                                                Director
------------------------------------
Michael K. Farrell


/s/ Gene L. Lunman*                                                    Director
------------------------------------
Gene L. Lunman


/s/ William J. Mullaney*                                               Director
------------------------------------
William J. Mullaney


/s/ Joseph J. Prochaska, Jr.*                                 Executive Vice President and
------------------------------------                            Chief Accounting Officer
Joseph J. Prochaska, Jr.

                                     III-10

/s/ Michael J. Vietri*                                                Director
------------------------------------
Michael J. Vietri


/s/ William J. Wheeler*                                               Director
------------------------------------
William J. Wheeler


/s/ James J. Reilly*                                                Vice President
------------------------------------                         (principal financial officer)
James J. Reilly

By: /s/ Michele H. Abate
    --------------------------------
        Michele H. Abate
        Attorney-in-fact
        April 22, 2008


* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-51676/811-08828) filed as Exhibit 14 on April 20, 2007, except for James J. Reilly and Lisa M. Weber, whose powers of attorney are incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4
  (File Nos. 333-51676/811-08828) filed as Exhibit 14 on July 12, 2007.

                                     III-11

                               INDEX TO EXHIBITS

4.(XX).        Form of Contract Schedule
8(ix)          Participation Agreement among Metropolitan Series Fund, Inc.,
               MetLife Advisers, LLC, MetLife Investors Distribution Company and
               New England Life Insurance Company
10.            Consent of Deloitte & Touche LLP